UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS
(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue,
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Item 1. Reports to Stockholders.

2007 SEMIANNUAL REPORT

TIAA-CREF
LIFE FUNDS

JUNE 30, 2007
Financial statements (unaudited)
including summary portfolios of investments

Growth Equity                              Stock Index

Growth & Income                         Social Choice Equity

International Equity                      Real Estate Securities

Large-Cap Value                         Bond

Small-Cap Equity                         Money Market

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www.tiaa-cref.org

FINANCIAL SERVICES
FOR THE GREATER GOOD®

PERFORMANCE OVERVIEW AS OF JUNE 30, 2007

The TIAA-CREF Life Funds serve as investment vehicles for the TIAA-CREF Life Separate Account VA-1 (which offers Personal Annuity Select, Lifetime Variable Select and Single Premium Immediate Annuity contracts) and TIAA-CREF Life Separate Account VLI-1 (which offers the Variable Universal Life and Intelligent Life contracts). The returns of the TIAA-CREF Life Funds shown here do not reflect the administrative expense and the mortality and expense risk charges deducted by the products mentioned above. Because of these additional deductions, the returns on the investment subaccounts offered through the contracts that invest in these funds are lower, for the same periods, than the figures shown here.

		Average annual compound rates of total return

	Inception date	1 year	5 years	since inception

EQUITIES
Growth Equity Fund	4/3/2000	18.43%	8.48%	–5.75%
Growth & Income Fund	4/3/2000	26.18	11.43	1.66
International Equity Fund	4/3/2000	34.26	19.65	4.83
Large-Cap Value Fund	10/28/2002	24.88	—	19.27
Small-Cap Equity Fund	10/28/2002	15.32	—	20.84
Stock Index Fund	1/4/1999	19.99	11.48	4.91
Social Choice Equity Fund	4/3/2000	18.82	11.59	2.58
Real Estate Securities Fund	10/28/2002	12.85	—	23.10

FIXED INCOME
Bond Fund	7/8/2003	6.12	—	3.23
Money Market Fund*	7/8/2003	5.41	—	3.21

NET ANNUALIZED YIELD		NET ANNUALIZED YIELD
(30-day period ended 6/30/2007)		(7-day period ended 6/26/2007)

	Effective		Current	Effective

Bond Fund	5.69%	Money Market Fund*	5.29%	5.43%

*

Investments in the TIAA-CREF Life Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The current yield more closely reflects current earnings than does the total return. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund.

The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.

UNDERSTANDING YOUR TIAA-CREF LIFE FUNDS REPORT

This report contains information about the TIAA-CREF Life Funds and describes the funds’ results for the six-month period that ended on June 30, 2007.

          It includes a letter from Edward Grzybowski, the chief investment officer of Teachers Advisors, Inc., the funds’ investment adviser, that explains how returns among various types of investments differed during the period.

          We have revised the report to give you additional information:

•

Fund profiles provide key fund statistics at a glance, including the number of holdings and the portfolio turnover rate. For funds that invest in stocks, you will also see price-to-earnings ratios and dividend yields. For the Bond Fund, you will see information about credit quality, yields and maturities.

•	Portfolio composition tables show breakdowns of each fund’s holdings by industry or security type.

          We hope these enhancements will help you find the information you need more quickly so you can manage your investments more easily.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. Please visit our website at www.tiaa-cref.org, or call 800 223-1200, for contract and fund prospectuses that contain this and other important information. We urge you to read them carefully before investing.

CONTENTS

Report on the TIAA-CREF Life Funds	2	Bond Fund	39
		Money Market Fund	43
More information on the TIAA-CREF Life Funds	4
		Summary portfolios of investments	47
Special terms	5
		Financial statements
Important information about expenses	6	Statements of assets and liabilities	88
		Statements of operations	92
Fund performance		Statements of changes in net assets	96
Growth Equity Fund	7	Financial highlights	104
Growth & Income Fund	11	Notes to financial statements	124
International Equity Fund	15
Large-Cap Value Fund	19	Board approval of investment management agreement	133
Small-Cap Equity Fund	23
Stock Index Fund	27	How to reach us	Inside back cover
Social Choice Equity Fund	31
Real Estate Securities Fund	35

REPORT ON THE TIAA-CREF LIFE FUNDS

In the first half of 2007, both U.S. and foreign stocks scored strong gains, but share prices became more volatile. Global markets were jolted in late February by a sudden drop in Chinese stocks. Prices soon rebounded, but heightened volatility returned during the second quarter, as investors worried about the downturn in U.S. home sales and about problems in the credit markets.

          During the six-month period, the Russell 3000® Index, one of the broadest measures of the U.S. stock market, rose 7.1%—just under the 7.6% average annual return of the index over the ten years that ended June 30, 2007. U.S. stocks continued to benefit from gains in corporate profits and moderate economic growth.

Because stocks recently outperformed fixed-income investments, you may want to review your portfolio to check your asset allocation.

          The MSCI EAFE® Index, which tracks 21 stock markets in developed nations outside North America, rose 10.7% in dollar terms. This robust return owed much to the increased value of the euro and pound versus the dollar, as well as to higher corporate profits in Europe. German stocks returned 24.1% in terms of dollars, while French stocks were up 13.0%. The average annual return for the index over the ten-year period was 8.0% in dollar terms.

Bond prices drop as expectations change

The Federal Reserve held short-term interest rates at 5.25% throughout the first half of 2007, keeping the bond market guessing about the future direction of rates. During the first quarter, many investors believed the Fed would cut rates later in the year, and yields on 10-year Treasury notes fell.

          The Lehman Brothers U.S. Aggregate Index, which measures the return of investment-grade bonds, rose 1.5% in the first quarter.

          When hopes of a rate cut faded during the second quarter, 10-year Treasury yields climbed, and the Lehman index posted a 0.5% loss. For the six-month period, the Lehman index returned 1.0%.

2          2007 Semiannual Report ▪ TIAA-CREF Life Funds

Edward J. Grzybowski
Chief Investment Officer
Teachers Advisors, Inc.

Seven funds outperform

During the six-month period, six of the eight TIAA-CREF Life Funds that invest in stocks outperformed their benchmarks. In addition, the Money Market Fund outpaced the industry average.

          Returns ranged from –5.7% for the Real Estate Securities Fund to 14.8% for the International Equity Fund.

          Disappointing returns in the bond market had an adverse effect on the Bond Fund, which returned 0.8%.

          With short-term interest rates on hold since June of 2006, there was little change in the performance of the Money Market Fund. It returned 2.7% for the six-month period, higher than the prevailing money market average, as measured by iMoneyNet.

Have the markets unbalanced your portfolio?

Because stocks recently outperformed fixed-income investments, you may want to review your portfolio’s asset allocation to ensure that your investment strategy stays on track. Many investors rebalance their portfolios once or twice each year, restoring their allocations in each asset class (stocks, bonds and cash) to the levels they originally intended.

          Of course, your objectives may change over time. The right mix of investments depends on your financial needs and time horizon, as well as your attitude toward risk. If you would like help finding the mix that’s best for you, we invite you to visit our website or to call us.

/s/ Edward J. Grzybowski
Chief Investment Officer
Teachers Advisors, Inc.

TIAA-CREF Life Funds ▪ 2007 Semiannual Report          3

MORE INFORMATION ON THE TIAA-CREF LIFE FUNDS

Portfolio listings

SEC rules intended to provide investors with more meaningful information about fund performance allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The funds file complete portfolio listings with the SEC, which are available to investors.

          You can obtain a complete list of the TIAA-CREF Life Funds’ holdings (called “TIAA-CREF Life Funds Statements of Investments”) as of the most recently completed fiscal quarter (currently for the period ended June 30, 2007) in the following ways:

•	by visiting the TIAA-CREF website at www.tiaa-cref.org; or

•	by calling TIAA-CREF at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Life Funds’ holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of December 31 or June 30; Form N-Q lists holdings as of March 31 or September 30.) Copies of these forms are available:

•	through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	at the SEC’s Public Reference Room. (Call 800 SEC-0330 for more information.)

Proxy voting

TIAA-CREF Life Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found at our website at www.tiaa-cref.org or on the SEC website at www.sec.gov. You may also call us at 800 223-1200 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found at our website or at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our homepage; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 223-1200.

Fund management

TIAA-CREF Life Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day operations of the funds.

4	2007 Semiannual Report ▪ TIAA-CREF Life Funds

SPECIAL TERMS

Agency securities are bonds issued by U.S. government entities such as Fannie Mae.

Asset-backed securities are bonds backed by loans or by the outstanding amounts owed to a bank, credit card company or other lender.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or S&P 500® Index, whose performance can be used as a standard by which to judge the performance of a fund.*

Commercial paper refers to short-term debt obligations issued to investors by banks, corporations and other borrowers. Maturities range from 1 to 270 days.

Emerging markets are nations with relatively low per capita income levels and above-average economic growth rates or prospects for growth.

Expense ratio is the amount that investors pay for the management of a fund. The amount is expressed as a percentage of the fund’s average net assets. Expense ratios do not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Market capitalization is the total value of a company’s outstanding stock. It is calculated by multiplying the total number of a company’s outstanding shares by the current market price per share.

Maturity date is the date on which the principal amount of a note, bond or other debt instrument becomes due or payable.

Mortgage-backed securities are bonds that represent an interest in a pool of mortgages usually issued by Ginnie Mae, Fannie Mae or other federal entities.

Overweight holding is a security held by a fund. In terms of market capitalization, its percentage of the fund is larger than that same security’s percentage of the benchmark. See also “Underweight holding.”

Peer groups are groupings of mutual funds with similar objectives whose performance can be compared with that of an individual mutual fund with a similar objective.

Price/earnings ratio (P/E) is calculated by dividing the market value of a portfolio’s assets by its earnings per share over a twelve-month period.

Portfolio turnover rate is calculated by dividing the market value of securities bought and sold during a given period by the average value of the fund’s assets during that period.

Relative performance is the return of a fund in relation to the return of its benchmark index.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other investments.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

Underweight holding is a security held by a fund. In terms of market capitalization, its percentage of the fund is smaller than that same security’s percentage of the benchmark. See also “Overweight holding.”

*

Russell 3000 is a trademark and service mark of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	5

IMPORTANT INFORMATION ABOUT EXPENSES

Shareholders in the TIAA-CREF Life Funds incur only one of two potential types of costs.

•	Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•	However, they do incur ongoing costs, including management fees.

          The TIAA-CREF Life Funds are the underlying investment vehicles for certain variable life insurance and variable annuity contracts issued by TIAA-CREF Life Insurance Company. These contracts have additional administrative expense fees and mortality and expense risk charges. Because of these additional deductions, the costs to investors will be higher than the figures shown in the expense examples.

          The examples that appear on the performance pages are intended to help you understand your ongoing costs (in dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other funds.

          The examples assume $1,000 was invested on January 1, 2007, and held for six months until June 30, 2007.

Actual expenses

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical fund values and hypothetical expenses based on the fund’s actual expense ratio for the six-month period and an assumed annual rate of return of 5% before expenses—which is not the fund’s actual return.

          Do not use the hypothetical fund values and hypothetical expenses to estimate the actual expenses you paid for the period. Instead, you can use this information to compare the ongoing costs of investing in an individual fund with the ongoing costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6	2007 Semiannual Report ▪ TIAA-CREF Life Funds

GROWTH EQUITY FUND LARGE-CAP GROWTH STOCKS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2007

The Growth Equity Fund returned 9.05% for the period, compared with the 8.13% gain of its benchmark, the Russell 1000® Growth Index, and the 8.13% average return of the fund’s peer group, the Morningstar Large Growth category.

Large-cap growth overtakes large-cap value

For the six-month period, large-cap growth stocks recorded robust results and outpaced large-cap value issues, which rose 6.23%, as measured by the Russell 1000 Value Index. All of the outperformance occurred during the second quarter, when large-cap growth stocks advanced 6.86%, versus 4.93% for large-cap value stocks.

          This marked the first time in the past six quarters that the Russell 1000 Growth Index had outperformed the Russell 1000 Value Index.

          For the ten years ended June 30, 2007, large-cap growth produced an average annual return of 4.39%—less than half the 9.87% average annual return of large-cap value.

Broad-based advance lifts the index

All twelve sectors of the Russell 1000 Growth Index posted positive returns, including five that registered double-digit gains. The benchmark was boosted by strong performance from its largest sector, technology, which made up more than one-fifth of the benchmark’s market capitalization as of June 30, 2007, and rose 10.0%. Strong contributions from the health care and consumer discretionary sectors also drove the benchmark higher.

          In contrast, the consumer staples and financial sectors posted lackluster returns.

Stock selections push the fund above the benchmark

For the period, the fund topped its benchmark on the strength of numerous successful stock selections. Among the chief contributors were overweight holdings, relative to the benchmark, in Apple and agricultural giant Monsanto. Two positions in nonbenchmark stocks also helped returns: electrical products maker Cooper Industries and Australia’s BHP Billiton, one of the world’s largest mining companies.

          Positions that did not perform as anticipated and adversely affected returns included overweights in semiconductor maker Marvell Technology and International Game Technology.

          On June 30, 2007, foreign securities made up 6.42% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	7

GROWTH EQUITY FUND LARGE-CAP GROWTH STOCKS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including growth investing risks, style risk, large-cap risk, reorganization risk and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000® Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher price-to-book ratios and higher relative forecasted growth rates. You cannot invest directly in these indexes.1

PERFORMANCE AS OF JUNE 30, 2007

	Total return*	Average annual compound rates of total return*

	6 months	1 year	5 years	since inception

Growth Equity Fund (inception: 4/3/2000)	9.05%	18.43%	8.48%	–5.75%

Russell 1000 Growth Index	8.13	19.04	9.28	–4.58

Morningstar Large Growth	8.13	17.17	8.96	–2.82

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

[1]	Russell 1000 and Russell 3000 are trademarks and service marks of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company.

8	2007 Semiannual Report ▪ TIAA-CREF Life Funds

$10,000 SINCE APRIL 3, 2000 INCEPTION

An investment of $10,000 in this fund on April 3, 2000, would be worth $6,511 as of June 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURNS*

*	Does not include returns from April 3, 2000, through December 31, 2000

†	Partial year

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	9

GROWTH EQUITY FUND LARGE-CAP GROWTH STOCKS

EXPENSE EXAMPLE

Six months ended June 30, 2007

Growth Equity Fund	Starting fund value (1/1/07)	Ending fund value (6/30/07)		Expenses paid* (1/1/07– 6/30/07)

Actual return	$1,000.00	$1,090.50		$1.35
5% annual hypothetical return	1,000.00	1,023.50	†	1.30

*

“Expenses paid” is equal to the fund’s annualized expense ratio of 0.26%, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the first half of 2007.

†

Ending fund value for the hypothetical example would be $1,024.80 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$30.66 million
Number of holdings	80
Portfolio turnover rate	111%
Weighted median market capitalization	$43.9 billion
P/E ratio (weighted 12-month trailing average)	25.8
Dividend yield	0.87%
2007 expense ratio‡	0.26%

‡

This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of portfolio investments

Manufacturing & materials	31.3
Consumer products & services	29.5
Technology	22.4
Financial	10.3
Energy	5.1
Utilities	0.9
Transportation	0.5

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	85.3
$4 billion–$15 billion	13.4
Under $4 billion	1.3

Total	100.0

10	2007 Semiannual Report ▪ TIAA-CREF Life Funds

GROWTH & INCOME FUND LARGE-CAP, DIVIDEND-PAYING STOCKS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2007

The Growth & Income Fund returned 10.84% for the period, compared with the 6.96% gain of its benchmark, the S&P 500® Index, and the 7.34% average return of the fund’s peer group, the Morningstar Large Blend category.

Large-caps lag the broad market

During the six-month period, the large-cap stocks of the S&P 500 registered strong results but fell short of the 7.11% gain of the broad-based Russell 3000® Index. The returns of the Russell 3000 were helped by the continued strength of mid-cap stocks, which constituted more than 15% of the Russell index during the period. The S&P 500 included few mid-cap stocks.

          For the ten years ended June 30, 2007, the S&P 500 produced an average annual return of 7.12%—below the 7.61% average annual return of the Russell 3000 over the same period.

Three sectors drive the index

During the six-month period, nine of the ten sectors of the S&P 500 advanced, and four scored double-digit gains. The energy, industrials and information technology sectors, which together made up more than one-third of the benchmark’s total market capitalization on June 30, 2007, led the way, rising 17.2%, 11.0% and 9.3%, respectively.

          The weakest results came from the benchmark’s largest sector, financials, which made up more than one-fifth of the benchmark and fell 0.8% during the period.

Successful stock picks propel the fund above the benchmark

During the period, the fund outpaced its benchmark by nearly four percentage points, largely because several nonbenchmark holdings posted strong returns. These included First Solar, a maker of grid-connected solar power plants; Cameron International, which provides equipment for gas and oil drilling; and Mosaic, one of the leading fertilizer producers. An overweight position in Medco Health Solutions also contributed to the fund’s stellar showing.

          These positive effects on relative performance more than offset the negative impact of other holdings that included an underweight position in student loan provider SLM Corporation (Sallie Mae). Overweight positions in Liz Claiborne and semiconductor maker LSI also reduced the fund’s return slightly.

          On June 30, 2007, foreign securities made up 7.72% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	11

GROWTH & INCOME FUND LARGE-CAP, DIVIDEND-PAYING STOCKS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including growth investing risks, style risk, large-cap risk and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy. You cannot invest directly in this index.1

PERFORMANCE AS OF JUNE 30, 2007

	Total return*	Average annual compound rates of total return*

	6 months	1 year	5 years	since inception

Growth & Income Fund (inception: 4/3/2000)	10.84%	26.18%	11.43%	1.66%

S&P 500 Index	6.96	20.59	10.70	1.71

Morningstar Large Blend	7.34	19.50	10.29	2.57

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

[1]	S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies.

12	2007 Semiannual Report ▪ TIAA-CREF Life Funds

$10,000 SINCE APRIL 3, 2000 INCEPTION

An investment of $10,000 in this fund on April 3, 2000, would have grown to $11,272 as of June 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURNS*

*	Does not include returns from April 3, 2000, through December 31, 2000

†	Partial year

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	13

GROWTH & INCOME FUND LARGE-CAP, DIVIDEND-PAYING STOCKS

EXPENSE EXAMPLE

Six months ended June 30, 2007

Growth & Income Fund	Starting fund value (1/1/07)	Ending fund value (6/30/07)		Expenses paid* (1/1/07– 6/30/07)

Actual return	$1,000.00	$1,108.40		$1.20
5% annual hypothetical return	1,000.00	1,023.65	†	1.15

*

“Expenses paid” is equal to the fund’s annualized expense ratio of 0.23%, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the first half of 2007.

†

Ending fund value for the hypothetical example would be $1,024.80 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$69.98 million
Number of holdings	133
Portfolio turnover rate	90%
Weighted median market capitalization	$64.1 billion
P/E ratio (weighted 12-month trailing average)	19.7
Dividend yield	1.59%
2007 expense ratio‡	0.23%

‡

This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of portfolio investments

Manufacturing & materials	25.1
Consumer products & services	24.8
Financial	19.5
Technology	18.9
Energy	9.1
Utilities	2.6

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	80.4
$4 billion–$15 billion	13.9
Under $4 billion	5.7

Total	100.0

14	2007 Semiannual Report ▪ TIAA-CREF Life Funds

INTERNATIONAL EQUITY FUND  FOREIGN STOCKS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2007

The International Equity Fund returned 14.79% for the period, compared with the 10.74% gain of the fund’s benchmark, the MSCI EAFE® Index, and the 10.72% average return of the fund’s peer group, the Morningstar Foreign Large Blend category.

Foreign stocks outpace U.S. shares

For the six-month period, the return of the EAFE index, which measures stocks in developed foreign markets, was more than three and one-half percentage points higher than the 7.11% advance of the Russell 3000® Index, which measures the broad U.S. stock market. A weaker dollar contributed to this strong outperformance: in terms of local currencies, the EAFE advanced 9.46% for the six months, but the rising value of the euro and pound versus the dollar boosted this gain to 10.74% in dollar terms. For the ten years ended June 30, 2007, foreign and domestic stocks had nearly identical performance: the average annual return of the EAFE was 7.66% in dollars, compared with 7.61% for the Russell 3000.

European stocks lead the way

The benchmark’s European segment rose 12.49% in dollars, fueled by German, French and British stocks, which climbed 24.08%, 12.95% and 10.83%, respectively. Together these three components made up more than 40% of the EAFE’s market capitalization at the end of the period. The Pacific segment returned 6.89% in dollars, restrained by modest results in Japan. Japanese stocks were up 6.59% in yen terms, but a decline in the yen’s value versus the dollar reduced this gain to 2.85% in dollar terms.

Stock selections propel the fund above the benchmark

The fund surpassed its benchmark by a wide margin because of numerous favorable stock selections. Among the holdings that contributed the most to the fund’s outperformance were overweight positions in German drug maker Bayer and Italian car maker Fiat. Also boosting returns were nonbenchmark holdings that included China Coal Energy and two German stocks, steel company Kloeckner and engineering firm GEA Group.

          The positive effects of these holdings were partly offset by overweights that did not perform as well as anticipated, including French retailing giant Carrefour and three Japanese companies—Sumitomo Osaka Cement, Nippon Sheet Glass and banking group Resona Holdings.

          As of June 30, 2007, stocks of companies in emerging markets, which are not included in the benchmark, made up approximately 2.8% of the fund’s total portfolio investments.

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	15

INTERNATIONAL EQUITY FUND FOREIGN STOCKS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including foreign investment risks and small-cap risk. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The MSCI EAFE® (Europe, Australasia, Far East) Index measures the performance of the leading stocks in 21 developed countries outside North America. You cannot invest directly in this index.1

PERFORMANCE AS OF JUNE 30, 2007

	Total return*	Average annual compound rates of total return*

	6 months	1 year	5 years	since inception

International Equity Fund (inception: 4/3/2000)	14.79%	34.26%	19.65%	4.83%

MSCI EAFE Index	10.74	27.00	17.72	5.80

Morningstar Foreign Large Blend	10.72	26.76	16.02	4.06

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

[1]

From May 31, 2001, through May 31, 2002, MSCI published both a “standard” and a “provisional” version of this index while its composition was being revised. The fund used the provisional version from July 1, 2001, through May 31, 2002, and the returns shown reflect this. EAFE is a trademark of Morgan Stanley Capital International, Inc.

16	2007 Semiannual Report ▪ TIAA-CREF Life Funds

$10,000 SINCE APRIL 3, 2000 INCEPTION

An investment of $10,000 in this fund on April 3, 2000, would have grown to $14,076 as of June 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURNS*

*	Does not include returns from April 3, 2000, through December 31, 2000

†	Partial year

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	17

INTERNATIONAL EQUITY FUND FOREIGN STOCKS

EXPENSE EXAMPLE

Six months ended June 30, 2007

International Equity Fund	Starting fund value (1/1/07)	Ending fund value (6/30/07)		Expenses paid* (1/1/07– 6/30/07)

Actual return	$1,000.00	$1,147.90		$1.65
5% annual hypothetical return	1,000.00	1,023.25	†	1.55

*

“Expenses paid” is equal to the fund’s annualized expense ratio of 0.31%, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the first half of 2007.

†

Ending fund value for the hypothetical example would be $1,024.80 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$143.15 million
Number of holdings	116
Portfolio turnover rate	142%
Weighted median market capitalization	$27.9 billion
P/E ratio (weighted 12-month trailing average)	19.7
Dividend yield	1.66%
2007 expense ratio‡	0.31%

‡

This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	62.5
$4 billion–$15 billion	19.0
Under $4 billion	18.5

Total	100.0

HOLDINGS BY COUNTRY

Country	% of portfolio investments

Germany	29.7
Japan	20.2
France	15.3
Switzerland	8.4
United Kingdom	5.7
Italy	4.2
Hong Kong	3.1
Finland	2.7
Russia	2.5
Australia	1.4
8 other nations	6.8

Total	100.0

PORTFOLIO COMPOSITION

% of portfolio investments

Manufacturing & materials	36.2
Financial	24.1
Consumer products & services	23.1
Transportation	5.4
Energy	4.3
Technology	3.8
Utilities	3.1

Total	100.0

18	2007 Semiannual Report ▪ TIAA-CREF Life Funds

LARGE-CAP VALUE FUND VALUE STOCKS OF LARGER COMPANIES

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2007

The Large-Cap Value Fund returned 9.41% for the period, compared with the 6.23% gain of its benchmark, the Russell 1000® Value Index, and the 7.31% average return of the fund’s peer group, the Morningstar Large Value category.

Large-cap value trails large-cap growth

For the six-month period, large-cap value stocks posted a solid gain, but failed to match the 8.13% return of large-cap growth stocks, as measured by the Russell 1000 Growth Index. All of the underperformance occurred during the second quarter, when large-cap growth stocks advanced 6.86%, versus 4.93% for large-cap value stocks.

          This marked the first time in the past six quarters that the Russell 1000 Growth Index had outperformed the Russell 1000 Value Index.

          For the ten years ended June 30, 2007, however, large-cap value produced an average annual return of 9.87%—nearly five and one-half percentage points higher than the 4.39% average annual gain registered by large-cap growth.

Six sectors post double-digit gains

For the six-month period, eleven of the twelve benchmark sectors posted positive returns, including six with double-digit gains. The “other energy,” integrated oils and utilities sectors, which together made up more than 25% of the benchmark’s total market capitalization on June 30, 2007, climbed 28.5%, 13.1% and 10.3%, respectively.

          The biggest detractor from performance came from financials, the largest sector of the index, which constituted more than one-third of the benchmark’s total market capitalization and fell 1.7% during the period.

Stock selections lift the fund above the benchmark

The fund outpaced its benchmark by more than three percentage points because of overweight positions in several stocks that posted strong gains. These included RadioShack, industrial conglomerate Honeywell International and Ford. An underweight position in Bank of America also aided returns.

          Detractors from relative performance included out-of-benchmark holdings in HealthSouth, Accredited Home Lenders and Canadian paper manufacturer Abitibi-Consolidated.

          On June 30, 2007, foreign securities made up 9.63% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	19

LARGE-CAP VALUE FUND VALUE STOCKS OF LARGER COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including large-cap risk, value investing risks, style risk and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The Russell 1000® Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000® Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower price-to-book ratios and lower relative forecasted growth rates. You cannot invest directly in these indexes.1

PERFORMANCE AS OF JUNE 30, 2007

	Total return*	Average annual compound rates of total return*

	6 months	1 year	since inception

Large-Cap Value Fund (inception: 10/28/2002)	9.41%	24.88%	19.27%

Russell 1000 Value Index	6.23	21.87	17.47

Morningstar Large Value	7.31	20.98	15.71

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

[1]	Russell 1000 and Russell 3000 are trademarks and service marks of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company.

20	2007 Semiannual Report ▪ TIAA-CREF Life Funds

$10,000 SINCE OCTOBER 28, 2002 INCEPTION

An investment of $10,000 in this fund on October 28, 2002, would have grown to $22,825 as of June 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURNS*

*	Does not include returns from October 28, 2002, through December 31, 2002

†	Partial year

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	21

LARGE-CAP VALUE FUND VALUE STOCKS OF LARGER COMPANIES

EXPENSE EXAMPLE

Six months ended June 30, 2007

Large-Cap Value Fund	Starting fund value (1/1/07)	Ending fund value (6/30/07)		Expenses paid* (1/1/07– 6/30/07)

Actual return	$1,000.00	$1,094.10		$1.30
5% annual hypothetical return	1,000.00	1,023.55	†	1.25

*

“Expenses paid” is equal to the fund’s annualized expense ratio of 0.25%, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the first half of 2007.

†

Ending fund value for the hypothetical example would be $1,024.80 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$80.18 million
Number of holdings	164
Portfolio turnover rate	110%
Weighted median market capitalization	$30.2 billion
P/E ratio (weighted 12-month trailing average)	16.4
Dividend yield	1.95%
2007 expense ratio‡	0.25%

‡

This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	33.1
Consumer products & services	18.7
Manufacturing & materials	14.6
Technology	13.2
Energy	10.0
Utilities	3.9
Transportation	1.5
Short-term investments§	5.0

Total	100.0

§	Excludes $11.02 million of securities lending collateral

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	66.9
$4 billion–$15 billion	20.4
Under $4 billion	12.7

Total	100.0

22	2007 Semiannual Report ▪ TIAA-CREF Life Funds

SMALL-CAP EQUITY FUND STOCKS OF SMALLER COMPANIES

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2007

The Small-Cap Equity Fund returned 6.69% for the period, compared with the 6.45% gain of its benchmark, the Russell 2000® Index, and the 8.55% average return of the fund’s peer group, the Morningstar Small Blend category.

Small-caps trail the broad market

For the six-month period, small-cap stocks scored solid gains but failed to match the 7.11% return of the broader U.S. stock market, as measured by the Russell 3000® Index. The under-performance occurred early in the second quarter, when investors sought the relative safety of larger-cap, blue-chip stocks over their more aggressive small-cap counterparts in response to increasing volatility in the stock market. Large-cap stocks constituted approximately 60% of the Russell 3000 Index during the period.

          For the ten-year period ended June 30, 2007, small caps produced an average annual return of 9.06%, well ahead of the 7.61% average annual return of the Russell 3000 Index.

Double-digit gains in key sectors drive the benchmark

For the six-month period, nine of the twelve benchmark sectors reported positive results, including six with double-digit gains. Returns were largely fueled by the materials and processing and consumer discretionary sectors, which climbed 19.4% and 7.8%, respectively; these constituted more than one-quarter of the index in terms of market capitalization as of June 30, 2007.

          The weakest results came from the benchmark’s largest sector, financials, which fell 4.4% during the period.

Stock choices lift the fund above the benchmark

The fund topped its benchmark because of a number of successful stock selections. Among the largest contributors were overweight holdings, relative to the benchmark, in communications equipment provider CommScope, agricultural chemicals firm CF Industries Holdings and construction contractor Perini. Avoiding homebuilder Hovnanian Enterprises also boosted returns.

          Several overweight holdings did not perform as well as anticipated and hindered results. These included drug maker The Medicines Company and managed health care provider Amerigroup. An underweight position in digital marketing firm aQuantive also reduced returns slightly.

          The fund continued to use proprietary mathematical models to select small-cap stocks that appeared to be attractively priced.

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	23

SMALL-CAP EQUITY FUND STOCKS OF SMALLER COMPANIES

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to small-cap risk. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000® Index, based on market capitalization. You cannot invest directly in these indexes.1

PERFORMANCE AS OF JUNE 30, 2007

	Total return*	Average annual compound rates of total return*

	6 months	1 year	since inception

Small-Cap Equity Fund (inception: 10/28/2002)	6.69%	15.32%	20.84%

Russell 2000 Index	6.45	16.43	20.21

Morningstar Small Blend	8.55	17.02	19.87

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

[1]	Russell 2000 and Russell 3000 are trademarks and service marks of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company.

24	2007 Semiannual Report ▪ TIAA-CREF Life Funds

$10,000 SINCE OCTOBER 28, 2002 INCEPTION

An investment of $10,000 in this fund on October 28, 2002, would have grown to $24,267 as of June 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURNS*

*	Does not include returns from October 28, 2002, through December 31, 2002

†	Partial year

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	25

SMALL-CAP EQUITY FUND STOCKS OF SMALLER COMPANIES

EXPENSE EXAMPLE

Six months ended June 30, 2007

Small-Cap Equity Fund	Starting fund value (1/1/07)	Ending fund value (6/30/07)	Expenses paid* (1/1/07– 6/30/07)

Actual return	$1,000.00	$1,066.90		$0.56
5% annual hypothetical return	1,000.00	1,024.25	†	0.55

*

“Expenses paid” is equal to the fund’s annualized expense ratio of 0.11%, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the first half of 2007.

†

Ending fund value for the hypothetical example would be $1,024.80 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$61.77 million
Number of holdings	546
Portfolio turnover rate	122%
Weighted median market capitalization	$1.09 billion
P/E ratio (weighted 12-month trailing average)	19.1
Dividend yield	0.91%
2007 expense ratio‡	0.11%

‡

This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	33.5
Manufacturing & materials	26.6
Financial	19.3
Technology	11.3
Utilities	4.8
Energy	2.9
Transportation	1.6

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	22.4
$4 billion–$15 billion	0.5
Under $4 billion	77.1

Total	100.0

26	2007 Semiannual Report ▪ TIAA-CREF Life Funds

STOCK INDEX FUND U.S. STOCKS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2007

The Stock Index Fund returned 7.11% for the period, compared with the 7.11% gain of its benchmark, the Russell 3000® Index, and the 7.34% average return of the fund’s peer group, the Morningstar Large Blend category.

Second quarter propels stocks

Despite a volatile six months, the broad U.S. stock market, as represented by the Russell 3000 Index, delivered solid performance. A global sell-off in February, subprime lending woes in March and rising bond yields provided hurdles for equities, but the benchmark still rose 1.28% in the first quarter and 5.77% in the second.

          Both growth and value stocks generated strong returns across all three capitalization sizes, as defined by the Russell indexes; mid-cap stocks gained 9.90% to lead the way. Within the cap categories, mid-cap growth stocks were the top producers, rising 10.97%, while small-cap value issues lagged other categories, increasing 3.80%.

          Although domestic equities did well, foreign stocks performed even better. The MSCI EAFE® Index, which measures stocks in developed foreign markets, gained 10.74% in dollar terms. For the five years ended June 30, 2007, the average annual return of the EAFE index was 17.72% in dollar terms versus 11.52% for the Russell 3000.

A broad advance drives returns

Of the benchmark’s twelve industry sectors, eleven posted positive returns—six of them double digit gains. The largest sector, financial stocks, which made up nearly a quarter of the benchmark in terms of market capitalization as of June 30, dipped 0.6%. The next-largest sector, consumer discretionary, gained 5.8%, while the third-largest, technology, rose 9.8%.

          The best-performing sectors, “other energy” and materials and processing, jumped 24.2% and 19.2%, respectively. Although these two sectors together constituted only about 8% of the benchmark’s market capitalization, they contributed more than one-fifth of the benchmark’s return.

Largest stocks deliver mixed results

In descending order according to cap size, the benchmark’s five largest holdings performed as follows: ExxonMobil, 10.4%; General Electric, 4.4%; AT&T, 18.4%; Citigroup, –6.1%; and Microsoft, –0.7%.

          For the period, the fund’s return matched that of the benchmark, in spite of the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of the benchmark.

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	27

STOCK INDEX FUND U.S. STOCKS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including index risk and small-cap risk. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.1

PERFORMANCE AS OF JUNE 30, 2007

	Total return*	Average annual compound rates of total return*

	6 months	1 year	5 years	since inception

Stock Index Fund (inception: 1/4/1999)	7.11%	19.99%	11.48%	4.91%

Russell 3000 Index	7.11	20.07	11.52	4.88

Morningstar Large Blend	7.34	19.50	10.29	4.65

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

[1]	Russell 3000 is a trademark and a service mark of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company.

28	2007 Semiannual Report ▪ TIAA-CREF Life Funds

$10,000 SINCE JANUARY 4, 1999 INCEPTION

An investment of $10,000 in this fund on January 4, 1999, would have grown to $15,026 as of June 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURNS

†	Partial year

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	29

STOCK INDEX FUND  U.S. STOCKS

EXPENSE EXAMPLE

Six months ended June 30, 2007

Stock Index Fund	Starting fund value (1/1/07)	Ending fund value (6/30/07)	Expenses paid* (1/1/07– 6/30/07)

Actual return	$1,000.00	$1,071.10		$0.31
5% annual hypothetical return	1,000.00	1,024.50	†	0.30

*

“Expenses paid” is equal to the fund’s annualized expense ratio of 0.06%, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the first half of 2007.

†

Ending fund value for the hypothetical example would be $1,024.80 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$186.83 million
Number of holdings	2,847
Portfolio turnover rate	16%
Weighted median market capitalization	$33.1 billion
P/E ratio (weighted 12-month trailing average)	18.1
Dividend yield	1.61%
2007 expense ratio‡	0.06%

‡

This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	23.7
Financial	22.8
Manufacturing & materials	22.2
Technology	16.0
Energy	9.1
Utilities	4.1
Transportation	2.1

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	69.5
$4 billion–$15 billion	16.6
Under $4 billion	13.9

Total	100.0

30	2007 Semiannual Report ▪ TIAA-CREF Life Funds

SOCIAL CHOICE EQUITY FUND  SOCIALLY SCREENED STOCKS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2007

The Social Choice Equity Fund returned 6.46% for the period, compared with the 7.11% gain of its benchmark, the Russell 3000® Index, and the 7.34% average return of the fund’s peer group, the Morningstar Large Blend category. Neither the benchmark nor the Morningstar category screens investments according to social criteria, as the fund does.

Exclusion of energy stocks hurts returns

Because of its social screens, the fund did not invest in several stocks that were sizable components of the Russell 3000 Index in terms of market capitalization. The exclusion of these stocks produced both positive and negative results, but the net effect was to lower the fund’s return compared with the return of its benchmark.

          Steadily climbing oil prices boosted energy stocks during the six-month period. As a result, the absence of ExxonMobil and Chevron significantly detracted from the fund’s relative performance. ExxonMobil, the largest component of the benchmark on June 30, 2007, advanced 10.4%, while Chevron, another large component, rose 16.2%. The fund also suffered by excluding Caterpillar and copper and gold producer Freeport-McMoRan.

          The financial sector, which lost 0.6% during the period, was the weakest performing sector of the Russell 3000. Performance versus the index benefited most from the exclusion of Citigroup, which fell 6.1%. Avoiding JPMorgan Chase, General Electric, insurer American International Group and drug maker Pfizer also contributed to returns.

Statistical techniques help limit the fund’s risks

Because the fund’s social screens prevent it from investing in some of the stocks in the Russell 3000, the fund’s managers use statistical techniques to ensure that the risk characteristics of the portfolio resemble those of the index. One method is to overweight or underweight certain stocks relative to each one’s percentage of capitalization in the benchmark.

          The fund’s relative performance was helped in the period by overweight positions in AT&T and in two energy companies, Valero Energy and Apache. Other overweight holdings failed to perform as anticipated and detracted from return. These included Johnson & Johnson, financial giants Wachovia and Merrill Lynch, and home mortgage provider Freddie Mac. This last holding was adversely affected by the accelerating default rate among U.S. homeowners.

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	31

SOCIAL CHOICE EQUITY FUND  SOCIALLY SCREENED STOCKS

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including the risk of socially screened investing, index risk and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.1

PERFORMANCE AS OF JUNE 30, 2007

	Total return*	Average annual compound rates of total return*

	6 months	1 year	5 years	since inception

Social Choice Equity Fund (inception: 4/3/2000)	6.46%	18.82%	11.59%	2.58%

Russell 3000 Index	7.11	20.07	11.52	2.39

Morningstar Large Blend	7.34	19.50	10.29	2.57

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

[1]	Russell 3000 is a trademark and a service mark of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company.

32	2007 Semiannual Report ▪ TIAA-CREF Life Funds

$10,000 SINCE APRIL 3, 2000 INCEPTION

An investment of $10,000 in this fund on April 3, 2000, would have grown to $12,032 as of June 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURNS*

*	Does not include returns from April 3, 2000, through December 31, 2000

†	Partial year

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	33

SOCIAL CHOICE EQUITY FUND SOCIALLY SCREENED STOCKS

EXPENSE EXAMPLE

Six months ended June 30, 2007

Social Choice Equity Fund	Starting fund value (1/1/07)	Ending fund value (6/30/07)		Expenses paid* (1/1/07– 6/30/07)

Actual return	$1,000.00	$1,064.60		$0.36
5% annual hypothetical return	1,000.00	1,024.45	†	0.35

*

“Expenses paid” is equal to the fund’s annualized expense ratio of 0.07%, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the first half of 2007.

†

Ending fund value for the hypothetical example would be $1,024.80 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$38.90 million
Number of holdings	860
Portfolio turnover rate	7%
Weighted median market capitalization	$26.1 billion
P/E ratio (weighted 12-month trailing average)	18.2
Dividend yield	1.66%
2007 expense ratio‡	0.07%

‡

This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of portfolio investments

Manufacturing & materials	24.3
Consumer products & services	22.6
Financial	22.1
Technology	14.8
Energy	6.6
Utilities	5.1
Transportation	2.3
Short-term investments§	2.2

Total	100.0

§	Approximately $0.87 million of short-term investments are serving as collateral for the S&P 500 and Russell futures and are restricted from being sold.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	66.6
$4 billion–$15 billion	20.7
Under $4 billion	12.7

Total	100.0

34	2007 Semiannual Report ▪ TIAA-CREF Life Funds

REAL ESTATE SECURITIES FUND  REAL ESTATE SECURITIES

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2007

The Real Estate Securities Fund returned –5.70% for the period, compared with the –6.19% return of its benchmark, the Dow Jones Wilshire Real Estate Securities Index, and the –4.54% average return of the fund’s peer group, the Morningstar Specialty Real Estate category.

REITs surge briefly before staggering

After advancing 9.12% in January, the benchmark dropped 2.30% in February and 2.83% in March, for a 3.59% first-quarter return. Dips in April and May combined with a 9.37% plunge in June to produce the benchmark’s worst quarter in nearly five years.

          The retreat of real estate investment trusts (REITs) could be attributed to several factors, including profit-taking by investors and the acquisition of Equity Office Properties by private equity firm Blackstone Group. Some interpreted this purchase as a market top.

          The sell-off could also be traced to rising Treasury yields. The 10-year note, a common benchmark for mortgage rates, hit a five-year high of 5.29% on June 12. Increasing borrowing costs have historically led to a drop in commercial real estate property values and acted as a drag on REITs’ future profits.

REITs trail stocks and bonds

After gaining just 1.28% in the first quarter, the broad U.S. stock market, as measured by the Russell 3000® Index, added 5.77% in the second. Meanwhile, investment-grade bonds, as represented by the Lehman Brothers U.S. Aggregate Index, also topped REITs, despite a meager 0.98% six-month gain.

          Over the five years ended June 30, 2007, however, REITs generated an average annual return of 19.52%, compared with 11.52% for the Russell index and 4.48% for the Lehman index.

Stock selections trim losses

Despite its negative return, the fund topped the benchmark for the period. Key contributors included out-of-benchmark holdings in resort operator Sunterra, Starwood Hotels and Mission West Properties, a manager of research and development properties. Relative performance was also helped by underweight positions, such as Kimco Holdings, a firm that develops and owns shopping centers.

          These positive contributions were partly offset by underperformance from overweight selections that included Corporate Office Properties and EastGroup Properties, an industrial developer. Returns were also reduced by stocks such as asset management firm GSC Capital, an out-of-benchmark holding, and Equity Office Properties, an underweight position.

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	35

REAL ESTATE SECURITIES FUND REAL ESTATE SECURITIES

INVESTMENT OBJECTIVE

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity and fixed-income securities of companies principally engaged in or related to the real estate industry.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the fund is subject to special risks, including real estate investing risks, real estate securities risk, small-cap risk, foreign investment risks, interest-rate risk and income volatility risk. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. You cannot invest directly in this index.

PERFORMANCE AS OF JUNE 30, 2007

	Total return*	Average annual compound rates of total return*

	6 months	1 year	since inception

Real Estate Securities Fund
(inception: 10/28/2002)	–5.70%	12.85%	23.10%

Dow Jones Wilshire Real Estate Securities Index	–6.19	11.73	24.96

Morningstar Specialty Real Estate	–4.54	13.15	23.61

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

36	2007 Semiannual Report ▪ TIAA-CREF Life Funds

$10,000 SINCE OCTOBER 28, 2002 INCEPTION

An investment of $10,000 in this fund on October 28, 2002, would have grown to $26,463 as of June 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURNS*

*	Does not include returns from October 28, 2002, through December 31, 2002

†	Partial year

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	37

REAL ESTATE SECURITIES FUND  REAL ESTATE SECURITIES

EXPENSE EXAMPLE

Six months ended June 30, 2007

Real Estate Securities Fund	Starting fund value (1/1/07)	Ending fund value (6/30/07)		Expenses paid* (1/1/07– 6/30/07)

Actual return	$1,000.00	$943.00		$1.30
5% annual hypothetical return	1,000.00	1,023.45	†	1.35

*

“Expenses paid” is equal to the fund’s annualized expense ratio of 0.27%, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the first half of 2007.

†

Ending fund value for the hypothetical example would be $1,024.80 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$94.85 million
Number of holdings	46
Portfolio turnover rate	105%
Weighted median market capitalization	$9.5 billion
P/E ratio (weighted 12-month trailing average)	34.7
Dividend yield	3.13%
2007 expense ratio‡	0.27%

‡

This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of portfolio investments

Retail	28.8
Office	20.8
Residential	18.5
Specialized	8.1
Hotels, restaurants & leisure	7.0
Industrial	6.2
Diversified	5.3
Real estate management & development	4.8
Office electronics	0.5

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	15.6
$4 billion–$15 billion	53.0
Under $4 billion	31.4

Total	100.0

38	2007 Semiannual Report ▪ TIAA-CREF Life Funds

BOND FUND  INTERMEDIATE-TERM BONDS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2007

The Bond Fund returned 0.82%, compared with the 0.98% gain of its benchmark, the Lehman Brothers U.S. Aggregate Index, and the 0.73% average return of the fund’s peer group, the Morningstar Intermediate-Term Bond category.

A sagging second quarter lowers bond returns

Although the Federal Reserve kept the federal funds rate steady at 5.25% in its first four meetings of 2007, the Lehman Brothers U.S. Aggregate Index, which tracks the investment-grade U.S. bond market, endured a bumpy six months. It posted a solid 1.50% return for the first quarter, but then lost 0.52% in the second quarter. Bond prices fell (and yields rose) as expectations for a rate cut by the Federal Reserve dried up amid inflation fears and renewed vigor in the U.S. economy.

Longer-dated maturities regain lead

When the period began, the 2-year Treasury note, at 4.81%, yielded slightly more than the 10-year, an unusual relation because bondholders willing to invest for longer periods normally earn higher rates. By the end of March, though, the 10-year security provided a 4.65% to 4.58% advantage, and by the end of June the 10-year yield stood at 5.03%, versus 4.86% for the 2-year note.

The fund stays close to the benchmark

Narrow spreads among different types of securities made it difficult to add value during the period. In the first quarter, the fund’s 1.43% return lagged its benchmark’s by 0.07 of a percentage point.

          Individual security selections in the agency and mortgage-backed security sectors made positive contributions to relative returns, but an overweight position, versus the benchmark, in asset-backed securities reduced performance slightly. In addition, maintaining a duration that was shorter than the benchmark’s trimmed returns in the first quarter when bond prices rose.

          In the second quarter, the fund lost 0.61%, trailing the benchmark by 0.09 of a percentage point. This time the fund’s shorter duration helped performance when bond prices fell. Returns were again helped by security selections in agencies, but underweighting that sector hurt relative performance. Individual bond selections in the mortgage-backed security sector also trimmed returns.

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	39

BOND FUND  INTERMEDIATE-TERM BONDS

INVESTMENT OBJECTIVE

The fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade, fixed-income securities.

INVESTMENT RISKS

In addition to the risks of any fixed-income investment—income volatility risk, credit risk, interest-rate risk, call risk, prepayment risk and extension risk—the fund is subject to special risks, including index risk and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The Lehman Brothers U.S. Aggregate Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. You cannot invest directly in this index.

PERFORMANCE AS OF JUNE 30, 2007

	Total return*	Average annual compound rates of total return*

	6 months	1 year	since inception

Bond Fund (inception: 7/8/2003)	0.82%	6.12%	3.23%

Lehman Brothers U.S. Aggregate Index	0.98	6.12	3.20

Morningstar Intermediate-Term Bond	0.73	5.68	2.99

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

40	2007 Semiannual Report ▪ TIAA-CREF Life Funds

$10,000 SINCE JULY 8, 2003 INCEPTION

An investment of $10,000 in this fund on July 8, 2003, would have grown to $11,351 as of June 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURNS*

*	Does not include returns from July 8, 2003, through December 31, 2003

†	Partial year

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	41

BOND FUND INTERMEDIATE-TERM BONDS

EXPENSE EXAMPLE

Six months ended June 30, 2007

Bond Fund	Starting fund value (1/1/07)	Ending fund value (6/30/07)		Expenses paid* (1/1/07– 6/30/07)

Actual return	$1,000.00	$1,008.20		$0.50
5% annual hypothetical return	1,000.00	1,024.30	†	0.50

*

“Expenses paid” is equal to the fund’s annualized expense ratio of 0.10%, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the first half of 2007.

†

Ending fund value for the hypothetical example would be $1,024.80 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$77.30 million
Number of issues	236
Portfolio turnover rate	91%
Average quality	AA1
Option-adjusted duration	4.07 years
Average coupon	5.58%
Average yield to maturity	5.75%
Average maturity	6.01 years
2007 expense ratio‡	0.10%

‡

This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of portfolio investments

Mortgage-backed securities and commercial mortgage-backed securities	35.1
Asset-backed securities	22.7
Corporate bonds	19.8
U.S. Treasury securities	9.1
U.S. agency securities	7.9
Foreign government and corporate bonds denominated in U.S. dollars	4.0
Short-term investments§	1.4

Total	100.0

§	Excludes $5.80 million of securities lending collateral

42	2007 Semiannual Report ▪ TIAA-CREF Life Funds

MONEY MARKET FUND CASH EQUIVALENTS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2007

The Money Market Fund returned 2.65% for the period, compared with the 2.37% gain of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds.

The Fed holds the short-term rate steady

In the first half of 2007, the Federal Reserve declined to change the federal funds rate at each of its four meetings. (The federal funds rate is the interest rate commercial U.S. banks charge one another for overnight loans.) The rate has remained at 5.25% since June 2006.

          Economic growth continued the moderating trend begun in the second half of 2006. Solid gains in job creation and strong consumer spending partly offset the effects of a cooling housing market. As oil prices crept steadily upward, the Fed cautioned that inflation remained a concern and pointed out that the high percentage of the nation’s productive capacity currently in use could keep prices elevated.

LIBOR sees little change

The LIBOR remained fairly flat throughout the six months, reflecting the market’s strengthening conviction that the Fed would leave the short-term rate unchanged at least through the end of the year. (The LIBOR, the interest rate that banks charge one another for loans on the London market, is the most widely used benchmark for short-term rates.) Yields on securities with one-month maturities hovered around 5.32%; those on twelve-month issues fluctuated slightly, ending the period at 5.43%.

The fund takes advantage of longer-term rates

The fund increased its investments in securities with longer maturities to benefit from the higher yields they provided. As a result, on June 26, 2007, the fund’s weighted average maturity was 49 days, versus 43 days for the average iMoneyNet fund. During the period, the fund’s weighted average maturity fluctuated between 44 and 53 days.

          Despite the limited supply of commercial paper, its portion of the portfolio rose to 86.6% from 80.2% six months earlier. (Commercial paper offers higher returns without significant additional risk.) U.S. agency securities declined to 4.8% from 9.1%, while certificates of deposit fell from 6.5% to 4.3%. Floating rate securities increased slightly to 4.3% from 4.2%.

          On June 30, 2007, foreign securities made up 17.4% of the fund’s total portfolio investments.

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	43

MONEY MARKET FUND CASH EQUIVALENTS

INVESTMENT OBJECTIVE

The fund seeks high current income consistent with maintaining liquidity and preserving capital.

INVESTMENT RISKS

The fund is subject to income volatility risk, credit risk, interest-rate risk, call risk, prepayment risk, extension risk and foreign investment risks. An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

YIELD AND AVERAGE MATURITY

	Net annualized yield (for the 7 days ended 6/26/2007)		Average maturity (as of 6/26/2007)

	Current yield	Effective yield	Days

Money Market Fund	5.29%	5.43%	49

iMoneyNet Money Fund Report AveragesTM—All Taxable	4.70	4.81	43

PERFORMANCE AS OF JUNE 30, 2007

	Total return*	Average annual compound rates of total return*

	6 months	1 year	since inception

Money Market Fund (inception: 7/8/2003)	2.65%	5.41%	3.21%

iMoneyNet Money Fund Report Averages—All Taxable	2.37	4.83	2.65

*

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

44	2007 Semiannual Report ▪ TIAA-CREF Life Funds

$10,000 SINCE JULY 8, 2003 INCEPTION

An investment of $10,000 in this fund on July 8, 2003, would have grown to $11,343 as of June 30, 2007, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the average iMoneyNet fund during the same period.

CALENDAR YEAR TOTAL RETURNS*

*	Does not include returns from July 8, 2003, through December 31, 2003

†	Partial year

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	45

MONEY MARKET FUND CASH EQUIVALENTS

EXPENSE EXAMPLE

Six months ended June 30, 2007

Money Market Fund	Starting fund value (1/1/07)	Ending fund value (6/30/07)		Expenses paid* (1/1/07– 6/30/07)

Actual return	$1,000.00	$1,026.50		$0.30
5% annual hypothetical return	1,000.00	1,024.50	†	0.30

*

“Expenses paid” is equal to the fund’s annualized expense ratio of 0.06%, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the first half of 2007.

†

Ending fund value for the hypothetical example would be $1,024.80 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$75.73 million
2007 expense ratio‡	0.06%

‡

This fund expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity or variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of portfolio investments

Commercial paper	86.6
U.S. agency securities	4.8
Certificates of deposit	4.3
Floating-rate securities	4.3

Total	100.0

46	2007 Semiannual Report ▪ TIAA-CREF Life Funds

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

GROWTH EQUITY FUND  ▪  JUNE 30, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
14,573	e*	Activision, Inc	$272,078	0.89%
		Other	218,906	0.71

			490,984	1.60

APPAREL AND OTHER TEXTILE PRODUCTS			254,792	0.83

BUILDING MATERIALS AND GARDEN SUPPLIES
13,159		Lowe’s Cos, Inc	403,850	1.32

			403,850	1.32

BUSINESS SERVICES
14,443	*	Adobe Systems, Inc	579,886	1.89
11,054	*	eBay, Inc	355,718	1.16
6,962	*	Electronic Arts, Inc	329,442	1.07
1,901	*	Google, Inc (Class A)	994,945	3.25
15,975		Microsoft Corp	470,783	1.54
8,376	e	Omnicom Group, Inc	443,258	1.45
15,781	*	Oracle Corp	311,043	1.01
14,309	*	Yahoo!, Inc	388,203	1.27
		Other	211,953	0.69

			4,085,231	13.33

CHEMICALS AND ALLIED PRODUCTS
12,442		Abbott Laboratories	666,269	2.17
8,911		Colgate-Palmolive Co	577,878	1.89
4,009	*	Genentech, Inc	303,321	0.99
14,976	e*	Gilead Sciences, Inc	580,619	1.89
11,237		Merck & Co, Inc	559,603	1.83
9,004	e	Monsanto Co	608,130	1.98
19,513		Schering-Plough Corp	593,976	1.94
12,279		Teva Pharmaceutical Industries Ltd (ADR)	506,509	1.65
		Other	171,396	0.56

			4,567,701	14.90

COMMUNICATIONS
5,651		America Movil S.A. de C.V. (ADR) (Series L)	349,966	1.14
		Other	305,033	1.00

			654,999	2.14

DEPOSITORY INSTITUTIONS			208,664	0.68

ELECTRIC, GAS, AND SANITARY SERVICES			261,385	0.85

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
6,928	*	Apple Computer, Inc	845,493	2.76
35,902	*	Cisco Systems, Inc	999,871	3.26
9,343	e	Cooper Industries Ltd (Class A)	533,392	1.74
16,102		Intel Corp	382,583	1.25
8,539	e	Maxim Integrated Products, Inc	285,288	0.93

See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	47

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

GROWTH EQUITY FUND  ▪  JUNE 30, 2007

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT – continued
7,215	e*	Nvidia Corp	$298,052	0.97%
7,875	e*	Polycom, Inc	264,600	0.86
18,443		Qualcomm, Inc	800,242	2.61
		Other	606,194	1.98

			5,015,715	16.36

ENGINEERING AND MANAGEMENT SERVICES
7,831	e*	Celgene Corp	448,951	1.46
		Other	400,428	1.31

			849,379	2.77

FOOD AND KINDRED PRODUCTS
12,591		PepsiCo, Inc	816,526	2.66

			816,526	2.66

FURNITURE AND HOME FURNISHINGS STORES
7,657	*	GameStop Corp (Class A)	299,389	0.98

			299,389	0.98

GENERAL MERCHANDISE STORES
9,281	e	Target Corp	590,272	1.93

			590,272	1.93

HEALTH SERVICES			237,168	0.77

HOLDING AND OTHER INVESTMENT OFFICES			47,931	0.16

HOTELS AND OTHER LODGING PLACES
13,154		Hilton Hotels Corp	440,264	1.44
		Other	246,415	0.80

			686,679	2.24

INDUSTRIAL MACHINERY AND EQUIPMENT
2,191		Alstom	365,355	1.19
14,795		Hewlett-Packard Co	660,153	2.15
9,403		International Game Technology	373,299	1.22
		Other	514,129	1.68

			1,912,936	6.24

INSTRUMENTS AND RELATED PRODUCTS
14,367		Emerson Electric Co	672,376	2.19
4,549	*	Zimmer Holdings, Inc	386,165	1.26
		Other	328,195	1.07

			1,386,736	4.52

INSURANCE CARRIERS			252,632	0.82

LEATHER AND LEATHER PRODUCTS
8,332	*	Coach, Inc	394,853	1.29

			394,853	1.29

48	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

GROWTH EQUITY FUND ▪ JUNE 30, 2007

Shares		Company		Value	% of net assets

MISCELLANEOUS RETAIL
14,318		CVS Corp		$521,891	1.70%

				521,891	1.70

NONDEPOSITORY INSTITUTIONS
10,558		American Express Co		645,938	2.11

				645,938	2.11

OIL AND GAS EXTRACTION
6,468	e	Schlumberger Ltd		549,392	1.79
9,183	e	XTO Energy, Inc		551,898	1.80
		Other		197,014	0.64

				1,298,304	4.23

PAPER AND ALLIED PRODUCTS
6,523	*	Anglo American PLC		382,977	1.25

				382,977	1.25

PETROLEUM AND COAL PRODUCTS
3,705		Apache Corp		302,291	0.99
		Other		170,039	0.55

				472,330	1.54

PRIMARY METAL INDUSTRIES				252,371	0.82

RAILROAD TRANSPORTATION				155,210	0.51

SECURITY AND COMMODITY BROKERS
29,996		Charles Schwab Corp		615,518	2.01
716	e	Chicago Mercantile Exchange Holdings, Inc		382,602	1.25
2,932		Goldman Sachs Group, Inc		635,511	2.07

				1,633,631	5.33

TRANSPORTATION EQUIPMENT
7,613		Boeing Co		732,066	2.39
5,609	e	ITT Industries, Inc		382,982	1.25
9,819	e	United Technologies Corp		696,462	2.27

				1,811,510	5.91

		TOTAL COMMON STOCKS	(Cost $26,686,946)	30,591,984	99.79

See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	49

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

GROWTH EQUITY FUND  ▪  JUNE 30, 2007

Shares	Company		Value	% of net assets

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
7,451,409	State Street Navigator Securities Lending Prime Portfolio		$7,451,409	24.31%

	TOTAL SHORT-TERM INVESTMENTS	(Cost $7,451,409)	7,451,409	24.31

	TOTAL PORTFOLIO	(Cost $34,138,355)	38,043,393	124.10
	OTHER ASSETS & LIABILITIES, NET		(7,387,230)	(24.10)

	NET ASSETS		$30,656,163	100.00%

ABBREVIATION:

ADR	American Depositary Receipt

*	Non-income producing

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

50	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

GROWTH & INCOME FUND   ▪  JUNE 30, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES			$1,660,470	2.37%

APPAREL AND ACCESSORY STORES			366,460	0.52

BUILDING MATERIALS AND GARDEN SUPPLIES			492,859	0.70

BUSINESS SERVICES
1,197	*	Google, Inc (Class A)	626,486	0.89
46,935		Microsoft Corp	1,383,174	1.98
		Other	2,008,706	2.87

			4,018,366	5.74

CHEMICALS AND ALLIED PRODUCTS
18,145		Abbott Laboratories	971,665	1.39
7,999		Air Products & Chemicals, Inc	642,880	0.92
8,809		Colgate-Palmolive Co	571,264	0.82
17,204	*	Gilead Sciences, Inc	666,999	0.95
22,999		Merck & Co, Inc	1,145,350	1.64
11,475		Procter & Gamble Co	702,155	1.00
19,529		Schering-Plough Corp	594,463	0.85
13,403		Wyeth	768,528	1.10
		Other	3,241,286	4.63

			9,304,590	13.30

COMMUNICATIONS
13,225		AT&T, Inc	548,838	0.78
21,423		Verizon Communications, Inc	881,985	1.26
		Other	1,143,995	1.64

			2,574,818	3.68

DEPOSITORY INSTITUTIONS
14,256		Bank of America Corp	696,976	1.00
27,434		Citigroup, Inc	1,407,090	2.01
25,642		JPMorgan Chase & Co	1,242,355	1.78
10,661		Northern Trust Corp	684,863	0.98
7,767		SunTrust Banks, Inc	665,943	0.95
34,279	e	Wells Fargo & Co	1,205,592	1.72

			5,902,819	8.44

EATING AND DRINKING PLACES
11,538		McDonald’s Corp	585,669	0.83
		Other	576,781	0.83

			1,162,450	1.66

EDUCATIONAL SERVICES			438,167	0.63

ELECTRIC, GAS, AND SANITARY SERVICES
6,976		Constellation Energy Group, Inc	608,098	0.87
		Other	1,240,663	1.77

			1,848,761	2.64

See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	51

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

GROWTH & INCOME FUND ▪ JUNE 30, 2007

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
7,181	*	Apple Computer, Inc	$876,369	1.25%
55,349	*	Cisco Systems, Inc	1,541,470	2.20
17,187		Emerson Electric Co	804,352	1.15
12,360		Honeywell International, Inc	695,621	0.99
34,617		Intel Corp	822,500	1.18
15,781		Qualcomm, Inc	684,738	0.98
		Other	1,935,986	2.77

			7,361,036	10.52

FOOD AND KINDRED PRODUCTS
10,100		Coca-Cola Co	528,331	0.76
11,518		Kellogg Co	596,517	0.85
15,571		PepsiCo, Inc	1,009,779	1.44
		Other	666,059	0.95

			2,800,686	4.00

GENERAL MERCHANDISE STORES
9,022		Target Corp	573,799	0.82
		Other	904,789	1.29

			1,478,588	2.11

HEALTH SERVICES
6,960	*	Medco Health Solutions, Inc	542,810	0.78
		Other	155,978	0.22

			698,788	1.00

HOLDING AND OTHER INVESTMENT OFFICES			600,079	0.86

HOTELS AND OTHER LODGING PLACES			971,433	1.39

INDUSTRIAL MACHINERY AND EQUIPMENT
3,610	*	Alstom	601,977	0.86
4,654		Deere & Co	561,924	0.80
47,629		General Electric Co	1,823,238	2.61
28,719		Hewlett-Packard Co	1,281,442	1.83
7,106		International Business Machines Corp	747,906	1.07
		Other	686,428	0.98

			5,702,915	8.15

INSTRUMENTS AND RELATED PRODUCTS			1,228,449	1.75

INSURANCE AGENTS, BROKERS AND SERVICE
5,906		Hartford Financial Services Group, Inc	581,800	0.83

			581,800	0.83

52	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

GROWTH & INCOME FUND ▪ JUNE 30, 2007

Shares	Company	Value	% of net assets

INSURANCE CARRIERS
14,017	ACE Ltd	$876,343	1.25%
16,747	American International Group, Inc	1,172,792	1.68
	Other	336,721	0.48

		2,385,856	3.41

MISCELLANEOUS RETAIL		338,959	0.48

MOTION PICTURES		939,988	1.34

NONDEPOSITORY INSTITUTIONS
11,849	American Express Co	724,922	1.04
10,926	Fannie Mae	713,796	1.02
11,386	Morgan Stanley & Co	792,807	1.13
	Other	162,250	0.23

		2,393,775	3.42

OIL AND GAS EXTRACTION
11,920	Schlumberger Ltd	1,012,485	1.45
	Other	1,456,578	2.08

		2,469,063	3.53

PAPER AND ALLIED PRODUCTS
9,370	Anglo American PLC	550,130	0.79

		550,130	0.79

PETROLEUM AND COAL PRODUCTS
10,508	Devon Energy Corp	822,671	1.18
32,890	Exxon Mobil Corp	2,758,813	3.94
11,164	Marathon Oil Corp	669,393	0.96
	Other	420,129	0.60

		4,671,006	6.68

PRIMARY METAL INDUSTRIES		105,459	0.15

REAL ESTATE		154,393	0.22

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		482,164	0.69

SECURITY AND COMMODITY BROKERS		920,436	1.32

STONE, CLAY, AND GLASS PRODUCTS		200,658	0.29

TOBACCO PRODUCTS
26,724	Altria Group, Inc	1,874,421	2.68
	Other	224,418	0.32

		2,098,839	3.00

TRANSPORTATION EQUIPMENT
10,967	Boeing Co	1,054,587	1.51
8,667	ITT Industries, Inc	591,783	0.85
	Other	876,954	1.25

		2,523,324	3.61

See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	53

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

GROWTH & INCOME FUND ▪ JUNE 30, 2007

Shares	Company		Value	% of net assets

WHOLESALE TRADE-NONDURABLE GOODS			$169,028	0.24%

	TOTAL COMMON STOCKS	(Cost $56,618,316)	69,596,612	99.46

SHORT-TERM INVESTMENTS
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
6,705,968	State Street Navigator Securities Lending Prime Portfolio		6,705,968	9.58

	TOTAL SHORT-TERM INVESTMENTS	(Cost $6,705,968)	6,705,968	9.58

	TOTAL PORTFOLIO	(Cost $63,324,284)	76,302,580	109.04
	OTHER ASSETS & LIABILITIES, NET		(6,324,077)	(9.04)

	NET ASSETS		$69,978,503	100.00%

*	Non-income producing
e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

54	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

INTERNATIONAL EQUITY FUND ▪ JUNE 30, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES			$182,422	0.13%

BUSINESS SERVICES
56,302		Adecco S.A.	4,355,642	3.04
860,000		Huabao International Holdings Ltd	830,412	0.58
		Other	407,512	0.29

			5,593,566	3.91

CHEMICALS AND ALLIED PRODUCTS
61,100		Daiichi Sankyo Co Ltd	1,621,143	1.13
14,214		Reckitt Benckiser plc	778,153	0.55
		Other	287,576	0.20

			2,686,872	1.88

COAL MINING
1,394,700	*	China Coal Energy Co	2,093,918	1.46

			2,093,918	1.46

COMMUNICATIONS
34,168		Royal KPN NV	566,874	0.40
		Other	317,135	0.22

			884,009	0.62

DEPOSITORY INSTITUTIONS
34,212		Fortis	1,450,035	1.01
20,496		Julius Baer Holding AG.	1,466,484	1.03
60,728		Nordea Bank AB	948,504	0.66
7,291		Societe Generale	1,350,865	0.94
50	e	Sumitomo Mitsui Financial Group, Inc	466,120	0.33
		Other	1,143,656	0.80

			6,825,664	4.77

ELECTRIC, GAS, AND SANITARY SERVICES
129,793	e	Fortum Oyj	4,055,705	2.83
		Other	302,284	0.21

			4,357,989	3.04

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
42,600		Hoya Corp	1,413,175	0.99
16,400		TDK Corp	1,587,244	1.11
		Other	839,191	0.58

			3,839,610	2.68

FOOD AND KINDRED PRODUCTS
30,950		Groupe Danone	2,499,713	1.75
		Other	93,802	0.06

			2,593,515	1.81

See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	55

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

INTERNATIONAL EQUITY FUND ▪ JUNE 30, 2007

Shares		Company	Value	% of net assets

FOOD STORES
140,214		Carrefour S.A.	$9,847,762	6.88%
		Other	606,431	0.42

			10,454,193	7.30

GENERAL BUILDING CONTRACTORS			469,228	0.33

HEAVY CONSTRUCTION, EXCEPT BUILDING
48,220	e	Vinci S.A.	3,599,000	2.51

			3,599,000	2.51

HOLDING AND OTHER INVESTMENT OFFICES
340,419		Ashmore Group plc	1,834,253	1.28
65,011		GEA Group AG.	2,247,172	1.57
136,379		Man Group plc	1,658,904	1.16
		Other	325,967	0.23

			6,066,296	4.24

HOTELS AND OTHER LODGING PLACES
47,371		Accor S.A.	4,187,633	2.93

			4,187,633	2.93

INDUSTRIAL MACHINERY AND EQUIPMENT
8,870		Canon, Inc	520,164	0.36
47,835	*	Deutz AG.	620,466	0.43
11,949		Krones AG.	2,769,337	1.94
24,944		Rheinmetall AG.	2,313,341	1.62
		Other	1,208,412	0.84

			7,431,720	5.19

INSTRUMENTS AND RELATED PRODUCTS
27,425		Phonak Holding AG.	2,458,359	1.71
14,663		Tecan Group AG.	984,663	0.69

			3,443,022	2.40

INSURANCE AGENTS, BROKERS AND SERVICE			87,413	0.06

INSURANCE CARRIERS
3,589		Zurich Financial Services AG.	1,109,469	0.78
		Other	464,240	0.32

			1,573,709	1.10

METAL MINING
14,100		BHP Billiton Ltd	421,318	0.30
16,517		MMC Norilsk Nickel (ADR)	3,666,774	2.56
		Other	147,399	0.10

			4,235,491	2.96

MISCELLANEOUS RETAIL			97,380	0.07

NONDEPOSITORY INSTITUTIONS
36,517	e	Deutsche Postbank AG.	3,201,818	2.24

56	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

INTERNATIONAL EQUITY FUND ▪ JUNE 30, 2007

Shares		Company	Value	% of net assets

NONDEPOSITORY INSTITUTIONS – continued
26,270		Hypo Real Estate Holding AG.	$1,697,846	1.18%
103,742		Tullett Prebon plc	926,816	0.65
		Other	418,676	0.29

			6,245,156	4.36

OIL AND GAS EXTRACTION
3,591	*	Compagnie Generale de Geophysique S.A.	896,140	0.63
		Other	499,548	0.35

			1,395,688	0.98

PETROLEUM AND COAL PRODUCTS
167,570		BP plc	2,016,255	1.41
18,222		ENI S.p.A.	660,683	0.46

			2,676,938	1.87

PRIMARY METAL INDUSTRIES			585,859	0.41

RAILROAD TRANSPORTATION			246,567	0.17

REAL ESTATE
33,000		Atrium Co Ltd	894,878	0.63
430		Risa Partners, Inc	1,171,232	0.82
331,900		Urban Corp	6,028,574	4.21
		Other	188,082	0.13

			8,282,766	5.79

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
175,284		Bayer AG.	13,203,494	9.22

			13,203,494	9.22

SECURITY AND COMMODITY BROKERS			210,811	0.15

SPECIAL TRADE CONTRACTORS			90,654	0.06

STONE, CLAY, AND GLASS PRODUCTS
19,035		Holcim Ltd	2,055,735	1.44
1,060,000		Nippon Sheet Glass Co Ltd	4,838,945	3.38
1,016,000		Sumitomo Osaka Cement Co Ltd	2,691,361	1.88

			9,586,041	6.70

TOBACCO PRODUCTS
453		Japan Tobacco, Inc	2,232,949	1.56

			2,232,949	1.56

TRANSPORTATION EQUIPMENT
187,140		Fiat S.p.A.	5,558,597	3.88
33,765		Siemens AG.	4,835,205	3.38
15,820		Toyota Motor Corp	997,710	0.70
		Other	106,381	0.07

			11,497,893	8.03

See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	57

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

INTERNATIONAL EQUITY FUND ▪ JUNE 30, 2007

Shares	Company		Value	% of net assets

TRUCKING AND WAREHOUSING
227,244	Deutsche Post AG.		$7,356,122	5.14%

			7,356,122	5.14

WHOLESALE TRADE-DURABLE GOODS
79,738	Kloeckner & Co AG.		5,745,817	4.01
	Other		194,963	0.14

			5,940,780	4.15

WHOLESALE TRADE-NONDURABLE GOODS
1,962,000	Sinochem Hong Kong Holding Ltd		1,388,281	0.97
	Other		142,539	0.10

			1,530,820	1.07

	TOTAL COMMON STOCKS	(Cost $123,869,762)	141,785,188	99.05

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
6,351,906	State Street Navigator Securities Lending Prime Portfolio		6,351,906	4.44

	TOTAL SHORT-TERM INVESTMENTS	(Cost $6,351,906)	6,351,906	4.44

	TOTAL PORTFOLIO	(Cost $130,221,668)	148,137,094	103.49
	OTHER ASSETS & LIABILITIES, NET		(4,991,274)	(3.49)

	NET ASSETS		$143,145,820	100.00%

ABBREVIATION:
ADR American Depositary Receipt

* Non-income producing
e All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

58	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)

INTERNATIONAL EQUITY FUND ▪ JUNE 30, 2007

Country	Value	% of market value

DOMESTIC
UNITED STATES	$6,351,906	4.29%

TOTAL DOMESTIC	6,351,906	4.29

FOREIGN
AUSTRALIA	2,041,736	1.38
BELGIUM	1,450,035	0.98
CAYMAN ISLANDS	156,593	0.11
FINLAND	4,055,705	2.74
FRANCE	22,587,905	15.25
GERMANY	43,990,617	29.70
HONG KONG	4,611,399	3.11
INDIA	133,591	0.09
ITALY	6,219,279	4.20
JAPAN	29,985,038	20.24
NETHERLANDS	566,874	0.38
NEW ZEALAND	170,441	0.11
RUSSIA	3,666,774	2.47
SINGAPORE	364,031	0.25
SWEDEN	948,504	0.64
SWITZERLAND	12,430,351	8.39
UNITED KINGDOM	8,406,315	5.67

TOTAL FOREIGN	141,785,188	95.71

TOTAL PORTFOLIO	$148,137,094	100.00%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	59

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

LARGE-CAP VALUE FUND ▪ JUNE 30, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS
APPAREL AND ACCESSORY STORES
94,824		Gap, Inc	$1,811,138	2.26%

			1,811,138	2.26

APPAREL AND OTHER TEXTILE PRODUCTS			58,873	0.07

BUILDING MATERIALS AND GARDEN SUPPLIES
14,501		Home Depot, Inc	570,614	0.71

			570,614	0.71

BUSINESS SERVICES
9,532		Fidelity National Information Services, Inc	517,397	0.65
25,263	*	Yahoo!, Inc	685,385	0.85
		Other	834,964	1.04

			2,037,746	2.54

CHEMICALS AND ALLIED PRODUCTS
16,302		Bristol-Myers Squibb Co	514,491	0.64
43,872		Pfizer, Inc	1,121,807	1.40
7,692		PPG Industries, Inc	585,438	0.73
		Other	2,390,001	2.98

			4,611,737	5.75

COAL MINING
10,536		Peabody Energy Corp	509,732	0.63
		Other	149,500	0.19

			659,232	0.82

COMMUNICATIONS
36,259		AT&T, Inc	1,504,749	1.88
94,927		Sprint Nextel Corp	1,965,938	2.45
		Other	1,122,734	1.40

			4,593,421	5.73

DEPOSITORY INSTITUTIONS
45,679		Bank of New York Co, Inc	1,892,938	2.36
61,144		Citigroup, Inc	3,136,076	3.91
19,100	e	First Horizon National Corp	744,900	0.93
45,345		JPMorgan Chase & Co	2,196,965	2.74
23,473		SunTrust Banks, Inc	2,012,575	2.51
27,179	e	TCF Financial Corp	755,576	0.94
56,848		Wells Fargo & Co	1,999,344	2.50
		Other	978,432	1.22

			13,716,806	17.11

EATING AND DRINKING PLACES
22,042	e	Darden Restaurants, Inc	969,628	1.21
		Other	433,512	0.54

			1,403,140	1.75

60	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

LARGE-CAP VALUE FUND ▪ JUNE 30, 2007

Shares		Company	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES
13,262		American Electric Power Co, Inc	$597,320	0.74%
23,932	e	DPL, Inc	678,233	0.85
		Other	2,055,010	2.56

			3,330,563	4.15

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			3,716,128	4.63

ENGINEERING AND MANAGEMENT SERVICES			7,163	0.01

FABRICATED METAL PRODUCTS
18,937		Illinois Tool Works, Inc	1,026,196	1.28

			1,026,196	1.28

FOOD AND KINDRED PRODUCTS
39,784		ConAgra Foods, Inc	1,068,598	1.33
25,196		Kraft Foods, Inc (Class A)	888,159	1.11
11,917		PepsiCo, Inc	772,817	0.96
		Other	140,348	0.18

			2,869,922	3.58

FORESTRY			225,700	0.28

FURNITURE AND HOME FURNISHINGS STORES			330,146	0.41

GENERAL BUILDING CONTRACTORS			511,135	0.64

HEALTH SERVICES
29,020	e*	Healthsouth Corp	525,552	0.66

			525,552	0.66

HOLDING AND OTHER INVESTMENT OFFICES
31,259		iShares Russell 1000 Value Index Fund	2,711,406	3.38
		Other	364,033	0.46

			3,075,439	3.84

HOTELS AND OTHER LODGING PLACES
14,183		Accor S.A.	1,253,788	1.56
5,743	e*	MGM Mirage	473,683	0.59
11,188	e	Orient-Express Hotels Ltd (Class A)	597,439	0.75

			2,324,910	2.90

INDUSTRIAL MACHINERY AND EQUIPMENT
45,492		General Electric Co	1,741,434	2.17
		Other	651,516	0.81

			2,392,950	2.98

INSTRUMENTS AND RELATED PRODUCTS
9,711	e	Cooper Cos, Inc	517,791	0.65
18,981	*	St. Jude Medical, Inc	787,522	0.98
18,584	*	Thermo Electron Corp	961,164	1.20
		Other	299,069	0.37

			2,565,546	3.20

See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	61

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

LARGE-CAP VALUE FUND ▪ JUNE 30, 2007

Shares		Company	Value	% of net assets

INSURANCE AGENTS, BROKERS AND SERVICE
8,267		Hartford Financial Services Group, Inc	$814,382	1.02%
		Other	251,484	0.31

			1,065,866	1.33

INSURANCE CARRIERS
15,715		Aetna, Inc	776,321	0.97
24,055		Radian Group, Inc	1,298,970	1.62
		Other	2,229,321	2.78

			4,304,612	5.37

METAL MINING			43,431	0.05

MISCELLANEOUS RETAIL
78,857	e*	Rite Aid Corp	503,108	0.63

			503,108	0.63

NONDEPOSITORY INSTITUTIONS
19,882		Countrywide Financial Corp	722,711	0.90
		Other	1,064,359	1.33

			1,787,070	2.23

OIL AND GAS EXTRACTION
10,279		Anadarko Petroleum Corp	534,405	0.67
14,904		Halliburton Co	514,188	0.64
16,636	e*	Pride International, Inc	623,185	0.78
		Other	395,777	0.49

			2,067,555	2.58

PAPER AND ALLIED PRODUCTS			852,862	1.06

PETROLEUM AND COAL PRODUCTS
20,406		Chevron Corp	1,719,001	2.14
11,208		Devon Energy Corp	877,474	1.10
18,601		Occidental Petroleum Corp	1,076,626	1.34
5,022		Petroleo Brasileiro S.A. (ADR)	609,018	0.76
		Other	913,383	1.14

			5,195,502	6.48

PIPELINES, EXCEPT NATURAL GAS			39,329	0.05

PRIMARY METAL INDUSTRIES			309,014	0.39

REAL ESTATE			555,367	0.69

SECURITY AND COMMODITY BROKERS
5,890		Bear Stearns Cos, Inc	824,600	1.03
8,218		Morgan Stanley	689,326	0.86

			1,513,926	1.89

STONE, CLAY, AND GLASS PRODUCTS			109,802	0.14

TEXTILE MILL PRODUCTS			257,482	0.32

62	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

LARGE-CAP VALUE FUND ▪ JUNE 30, 2007

Shares		Company	Value	% of net assets

TOBACCO PRODUCTS
27,739		Altria Group, Inc	$1,945,613	2.43%

			1,945,613	2.43

TRANSPORTATION BY AIR			696,313	0.87

TRANSPORTATION EQUIPMENT
115,927	e*	Ford Motor Co	1,092,032	1.36
		Other	233,878	0.29

			1,325,910	1.65

TRANSPORTATION SERVICES			464,378	0.58

WHOLESALE TRADE-DURABLE GOODS			9,302	0.01

WHOLESALE TRADE-NONDURABLE GOODS			5,723	0.01

		TOTAL COMMON STOCKS (Cost $66,691,670)	75,416,222	94.06

SHORT-TERM INVESTMENTS

Principal	Issuer

U.S. GOVERNMENT AGENCIES AND DISCOUNT NOTES
$4,000,000	Federal Home Loan Bank 0.000%, 07/02/2007	4,000,000	4.99

Shares	Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
11,024,860	State Street Navigator Securities Lending Prime Portfolio	11,024,860	13.75

	TOTAL SHORT-TERM INVESTMENTS (Cost $15,024,327)	15,024,860	18.74

	TOTAL PORTFOLIO (Cost $81,715,997)	90,441,082	112.80
	OTHER ASSETS & LIABILITIES, NET	(10,265,791)	(12.80)

	NET ASSETS	$80,175,291	100.00%

ABBREVIATION:
ADR American Depositary Receipt

* Non-income producing

e All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	63

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SMALL-CAP EQUITY FUND ▪ JUNE 30, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$400,287	0.65%

APPAREL AND ACCESSORY STORES
11,900	e	Brown Shoe Co, Inc	289,408	0.47
10,700	e*	Charlotte Russe Holding, Inc	287,509	0.47
9,700	d,e*	Payless Shoesource, Inc	306,035	0.49
		Other	342,714	0.55

			1,225,666	1.98

APPAREL AND OTHER TEXTILE PRODUCTS
7,849	*	Gymboree Corp	309,329	0.50
		Other	244,773	0.40

			554,102	0.90

AUTO REPAIR, SERVICES AND PARKING			3,427	0.01

AUTOMOTIVE DEALERS AND SERVICE STATIONS			232,035	0.38

BUILDING MATERIALS AND GARDEN SUPPLIES			1,226	0.00	**

BUSINESS SERVICES
70,600	*	3Com Corp	291,578	0.47
11,089	e*	CSG Systems International, Inc	293,969	0.48
14,200	*	Sybase, Inc	339,238	0.55
9,542	e*	THQ, Inc	291,222	0.47
7,200	e	Viad Corp	303,624	0.49
		Other	5,956,810	9.64

			7,476,441	12.10

CHEMICALS AND ALLIED PRODUCTS
7,205		CF Industries Holdings, Inc	431,507	0.70
9,134	e*	OSI Pharmaceuticals, Inc	330,742	0.53
		Other	3,258,979	5.28

			4,021,228	6.51

COAL MINING			187,110	0.30

COMMUNICATIONS
5,100	e*	Anixter International, Inc	383,571	0.62
21,422	e*	Brightpoint, Inc	295,409	0.48
55,800	e*	Cincinnati Bell, Inc	322,524	0.52
		Other	1,435,637	2.33

			2,437,141	3.95

DEPOSITORY INSTITUTIONS
4,500	e	Downey Financial Corp	296,910	0.48
11,550		Trustmark Corp	298,683	0.48
		Other	3,710,062	6.01

			4,305,655	6.97

64	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

SMALL-CAP EQUITY FUND ▪ JUNE 30, 2007

Shares		Company	Value	% of net assets

EATING AND DRINKING PLACES
4,700	e*	Jack in the Box, Inc	$333,418	0.54%
		Other	953,059	1.54

			1,286,477	2.08

EDUCATIONAL SERVICES			129,276	0.21

ELECTRIC, GAS, AND SANITARY SERVICES
5,900	e*	Clean Harbors, Inc	291,578	0.47
5,900	e	New Jersey Resources Corp	301,018	0.49
10,343	e	Portland General Electric Co	283,812	0.46
		Other	2,078,426	3.36

			2,954,834	4.78

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
22,000	e*	Amkor Technology, Inc	346,500	0.56
18,513	e*	Arris Group, Inc	325,644	0.53
6,441	e*	Comtech Telecommunications Corp	298,991	0.48
47,000	e*	RF Micro Devices, Inc	293,280	0.47
		Other	2,609,651	4.23

			3,874,066	6.27

ENGINEERING AND MANAGEMENT SERVICES			1,490,775	2.41

FABRICATED METAL PRODUCTS			535,709	0.87

FOOD AND KINDRED PRODUCTS			560,461	0.91

FOOD STORES			533,127	0.86

FURNITURE AND FIXTURES			490,052	0.79

FURNITURE AND HOME FURNISHINGS STORES			259,840	0.42

GENERAL BUILDING CONTRACTORS
5,700	e*	Perini Corp	350,721	0.57

			350,721	0.57

GENERAL MERCHANDISE STORES			193,226	0.31

HEALTH SERVICES			314,415	0.51

HEAVY CONSTRUCTION,EXCEPT BUILDING
5,000	e	Granite Construction, Inc	320,900	0.52
		Other	265,920	0.43

			586,820	0.95

HOLDING AND OTHER INVESTMENT OFFICES
24,800	e	Ashford Hospitality Trust, Inc	291,648	0.47
16,300	e	DiamondRock Hospitality Co	311,004	0.50
13,200	e	FelCor Lodging Trust, Inc	343,596	0.56
6,127		Home Properties, Inc	318,175	0.52
7,000	e	LaSalle Hotel Properties	303,940	0.49
7,361		Potlatch Corp	316,891	0.51
7,900	e	Tanger Factory Outlet Centers, Inc	295,855	0.48

See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	65

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

SMALL-CAP EQUITY FUND  ▪  JUNE 30, 2007

Shares		Company	Value	% of net assets

HOLDING AND OTHER INVESTMENT OFFICES — continued
		Other	$1,889,765	3.06%

			4,070,874	6.59

HOTELS AND OTHER LODGING PLACES			77,865	0.13

INDUSTRIAL MACHINERY AND EQUIPMENT
16,902	*	Brooks Automation, Inc	306,771	0.50
6,600	*	NATCO Group, Inc (Class A)	303,864	0.49
6,036		Nordson Corp	302,766	0.49
		Other	1,979,964	3.20

			2,893,365	4.68

INSTRUMENTS AND RELATED PRODUCTS
10,100	e	STERIS Corp	309,060	0.50
13,057	e*	Zoll Medical Corp	291,302	0.47
		Other	2,557,004	4.14

			3,157,366	5.11

INSURANCE AGENTS, BROKERS AND SERVICE			125,030	0.20

INSURANCE CARRIERS
12,300	*	AMERIGROUP Corp	292,740	0.48
6,900		Odyssey Re Holdings Corp	295,941	0.48
9,600	e	Platinum Underwriters Holdings Ltd	333,600	0.54
		Other	1,428,658	2.31

			2,350,939	3.81

LEATHER AND LEATHER PRODUCTS
8,600	e	Steven Madden Ltd	281,736	0.46
		Other	45,342	0.07

			327,078	0.53

LEGAL SERVICES			173,251	0.28

LUMBER AND WOOD PRODUCTS			41,520	0.07

METAL MINING			117,322	0.19

MISCELLANEOUS MANUFACTURING INDUSTRIES			482,257	0.78

MISCELLANEOUS RETAIL			1,142,174	1.85

MOTION PICTURES			6,643	0.01

NONDEPOSITORY INSTITUTIONS			405,121	0.66

OIL AND GAS EXTRACTION			1,606,344	2.60

PAPER AND ALLIED PRODUCTS			292,292	0.47

PERSONAL SERVICES			182,372	0.30

PETROLEUM AND COAL PRODUCTS			188,979	0.31

PRIMARY METAL INDUSTRIES			1,098,071	1.78

PRINTING AND PUBLISHING			513,509	0.83

66	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

SMALL-CAP EQUITY FUND  ▪  JUNE 30, 2007

Shares		Company		Value	% of net assets

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
11,300		Tupperware Corp		$324,762	0.53%
6,600	e	West Pharmaceutical Services, Inc		311,190	0.50
		Other		440,752	0.71

				1,076,704	1.74

SECURITY AND COMMODITY BROKERS				661,133	1.07

SOCIAL SERVICES				57,118	0.09

SPECIAL TRADE CONTRACTORS
4,600	*	EMCOR Group, Inc		335,340	0.54
		Other		41,974	0.07

				377,314	0.61

TEXTILE MILL PRODUCTS				48,774	0.08

TRANSPORTATION BY AIR				449,650	0.73

TRANSPORTATION EQUIPMENT				1,719,492	2.78

TRANSPORTATION SERVICES				492,367	0.80

TRUCKING AND WAREHOUSING				8,614	0.01

WATER TRANSPORTATION				160,524	0.26

WHOLESALE TRADE-DURABLE GOODS
11,100	e	Applied Industrial Technologies, Inc		327,450	0.53
30,700	e*	Genesis Microchip, Inc		287,352	0.47
		Other		1,013,066	1.64

				1,627,868	2.64

WHOLESALE TRADE-NONDURABLE GOODS
30,800	*	Alliance One International, Inc		309,540	0.50
9,313		Spartan Stores, Inc		306,491	0.50
5,470	*	United Stationers, Inc		364,521	0.59
		Other		435,279	0.70

				1,415,831	2.29

		TOTAL COMMON STOCKS	(Cost $57,249,878)	61,751,878	99.97

See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	67

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SMALL-CAP EQUITY FUND  ▪  JUNE 30, 2007

Shares	Company		Value	% of net assets

SHORT-TERM INVESTMENTS

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
17,862,209	State Street Navigator Securities Lending Prime Portfolio		$17,862,209	28.92%

	TOTAL SHORT-TERM INVESTMENTS	(Cost $17,862,209)	17,862,209	28.92

	TOTAL PORTFOLIO	(Cost $75,112,087)	79,614,087	128.89
	OTHER ASSETS & LIABILITIES, NET		(17,847,028)	(28.89)

	NET ASSETS		$61,767,059	100.00%

*	Non-income producing

**	Percentage is less than 0.01%

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $6,625.

e	All or a portion of these securities are out on loan.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

68	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

STOCK INDEX FUND  ▪  JUNE 30, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS
AGRICULTURAL PRODUCTION-CROPS			$8,323	0.00	%**

AGRICULTURAL PRODUCTION-LIVESTOCK			26,137	0.01

AGRICULTURAL SERVICES			2,921	0.00	**

AMUSEMENT AND RECREATION SERVICES
21,683		Walt Disney Co	740,258	0.40
		Other	456,583	0.24

			1,196,841	0.64

APPAREL AND ACCESSORY STORES			1,244,165	0.67

APPAREL AND OTHER TEXTILE PRODUCTS			372,263	0.20

AUTO REPAIR, SERVICES AND PARKING			170,508	0.09

AUTOMOTIVE DEALERS AND SERVICE STATIONS			334,477	0.18

BUILDING MATERIALS AND GARDEN SUPPLIES
21,548		Home Depot, Inc	847,914	0.45
		Other	576,904	0.31

			1,424,818	0.76

BUSINESS SERVICES
2,503	*	Google, Inc (Class A)	1,310,020	0.70
90,109		Microsoft Corp	2,655,512	1.42
42,180	*	Oracle Corp	831,368	0.45
		Other	8,152,674	4.36

			12,949,574	6.93

CHEMICALS AND ALLIED PRODUCTS
16,853		Abbott Laboratories	902,478	0.48
12,728	*	Amgen, Inc	703,731	0.38
21,531		Bristol-Myers Squibb Co	679,518	0.36
23,712		Merck & Co, Inc	1,180,858	0.63
76,786		Pfizer, Inc	1,963,418	1.05
34,451		Procter & Gamble Co	2,108,057	1.13
14,716		Wyeth	843,815	0.45
		Other	8,011,297	4.29

			16,393,172	8.77

COAL MINING			329,343	0.18

COMMUNICATIONS
67,458		AT&T, Inc	2,799,507	1.50
32,312	*	Comcast Corp (Class A)	908,613	0.49
31,892		Verizon Communications, Inc	1,312,994	0.70
		Other	3,982,444	2.13

			9,003,558	4.82

See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	69

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

STOCK INDEX FUND  ▪  JUNE 30, 2007

Shares		Company	Value	% of net assets

DEPOSITORY INSTITUTIONS
48,552		Bank of America Corp	$2,373,707	1.27%
54,119		Citigroup, Inc	2,775,764	1.49
37,377		JPMorgan Chase & Co	1,810,916	0.97
20,933		Wachovia Corp	1,072,816	0.57
36,734		Wells Fargo & Co	1,291,935	0.69
		Other	6,846,071	3.67

			16,171,209	8.66

EATING AND DRINKING PLACES			1,590,443	0.85

EDUCATIONAL SERVICES			268,217	0.14

ELECTRIC, GAS, AND SANITARY SERVICES			7,369,556	3.94

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
9,463	*	Apple Computer, Inc	1,154,865	0.62
66,616	*	Cisco Systems, Inc	1,855,256	0.99
63,570		Intel Corp	1,510,423	0.81
18,237		Qualcomm, Inc	791,303	0.42
		Other	6,218,898	3.33

			11,530,745	6.17

ENGINEERING AND MANAGEMENT SERVICES			1,552,131	0.83

ENVIRONMENTAL QUALITY AND HOUSING			5,896	0.00	**

FABRICATED METAL PRODUCTS			976,789	0.52

FOOD AND KINDRED PRODUCTS
25,130		Coca-Cola Co	1,314,550	0.70
17,822		PepsiCo, Inc	1,155,757	0.62
		Other	3,281,294	1.76

			5,751,601	3.08

FOOD STORES			629,047	0.34

FORESTRY			224,791	0.12

FURNITURE AND FIXTURES			590,708	0.32

FURNITURE AND HOME FURNISHINGS STORES			353,273	0.19

GENERAL BUILDING CONTRACTORS			474,199	0.25

GENERAL MERCHANDISE STORES
26,381		Wal-Mart Stores, Inc	1,269,190	0.68
		Other	1,698,254	0.91

			2,967,444	1.59

HEALTH SERVICES			2,457,562	1.32

HEAVY CONSTRUCTION, EXCEPT BUILDING			118,838	0.06

HOLDING AND OTHER INVESTMENT OFFICES
25,200		iShares Russell 3000 Index Fund	2,193,156	1.18
		Other	4,152,121	2.22

			6,345,277	3.40

70	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

STOCK INDEX FUND  ▪  JUNE 30, 2007

Shares		Company	Value	% of net assets

HOTELS AND OTHER LODGING PLACES			$982,666	0.53%

INDUSTRIAL MACHINERY AND EQUIPMENT
25,010	*	Dell, Inc	714,036	0.38
112,559		General Electric Co	4,308,759	2.31
29,283		Hewlett-Packard Co	1,306,607	0.70
16,246		International Business Machines Corp	1,709,891	0.91
		Other	4,763,526	2.55

			12,802,819	6.85

INSTRUMENTS AND RELATED PRODUCTS
31,868		Johnson & Johnson	1,963,706	1.05
		Other	5,858,025	3.14

			7,821,731	4.19

INSURANCE AGENTS, BROKERS AND SERVICE			841,548	0.45

INSURANCE CARRIERS
24,522		American International Group, Inc	1,717,276	0.92
14,662		UnitedHealth Group, Inc	749,815	0.40
		Other	6,477,435	3.47

			8,944,526	4.79

JUSTICE, PUBLIC ORDER AND SAFETY			54,793	0.03

LEATHER AND LEATHER PRODUCTS			298,520	0.16

LEGAL SERVICES			27,094	0.01

LOCAL AND INTERURBAN PASSENGER TRANSIT			34,045	0.02

LUMBER AND WOOD PRODUCTS			51,973	0.03

METAL MINING			732,049	0.39

MISCELLANEOUS MANUFACTURING INDUSTRIES
21,346	*	Tyco International Ltd	721,281	0.39
		Other	381,546	0.20

			1,102,827	0.59

MISCELLANEOUS RETAIL			2,502,500	1.34

MOTION PICTURES
41,460		Time Warner, Inc	872,318	0.47
		Other	1,244,780	0.66

			2,117,098	1.13

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS			5,059	0.00	**

NONDEPOSITORY INSTITUTIONS
11,330		American Express Co	693,169	0.37
10,645		Fannie Mae	695,438	0.37
		Other	1,931,729	1.04

			3,320,336	1.78

NONMETALLIC MINERALS, EXCEPT FUELS			171,272	0.09

See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	71

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

STOCK INDEX FUND ▪ JUNE 30, 2007

Shares	Company	Value	% of net assets

OIL AND GAS EXTRACTION
12,894	Schlumberger Ltd	$1,095,216	0.58%
	Other	4,553,358	2.44

		5,648,574	3.02

PAPER AND ALLIED PRODUCTS		971,704	0.52

PERSONAL SERVICES		288,390	0.15

PETROLEUM AND COAL PRODUCTS
23,515	Chevron Corp	1,980,904	1.06
17,881	ConocoPhillips	1,403,658	0.75
61,647	Exxon Mobil Corp	5,170,950	2.77
	Other	3,168,616	1.70

		11,724,128	6.28

PIPELINES, EXCEPT NATURAL GAS		179,384	0.10

PRIMARY METAL INDUSTRIES		1,991,496	1.07

PRINTING AND PUBLISHING		1,092,863	0.58

RAILROAD TRANSPORTATION		1,189,599	0.64

REAL ESTATE		238,140	0.13

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		561,549	0.30

SECURITY AND COMMODITY BROKERS
4,442	Goldman Sachs Group, Inc	962,803	0.52
9,499	Merrill Lynch & Co, Inc	793,926	0.42
11,531	Morgan Stanley	967,220	0.52
	Other	3,265,162	1.75

		5,989,111	3.21

SOCIAL SERVICES		21,287	0.01

SPECIAL TRADE CONTRACTORS		136,650	0.07

STONE, CLAY, AND GLASS PRODUCTS
7,979	3M Co	692,497	0.37
	Other	234,841	0.13

		927,338	0.50

TEXTILE MILL PRODUCTS		11,154	0.01

TOBACCO PRODUCTS
23,012	Altria Group, Inc	1,614,062	0.86
	Other	337,073	0.18

		1,951,135	1.04

TRANSPORTATION BY AIR		951,646	0.51

TRANSPORTATION EQUIPMENT
8,615	Boeing Co	828,418	0.45
10,879	United Technologies Corp	771,647	0.41

72	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

STOCK INDEX FUND ▪ JUNE 30, 2007

Shares	Company		Value	% of net assets

	TRANSPORTATION EQUIPMENT — continued
	Other		$3,069,905	1.64%

			4,669,970	2.50

	TRANSPORTATION SERVICES		330,436	0.18

	TRUCKING AND WAREHOUSING		709,107	0.38

	WATER TRANSPORTATION		522,699	0.28

	WHOLESALE TRADE-DURABLE GOODS		740,980	0.40

	WHOLESALE TRADE-NONDURABLE GOODS		1,146,129	0.61

	TOTAL COMMON STOCKS	(Cost $149,955,544)	186,638,151	99.90

	SHORT-TERM INVESTMENTS

	INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
	17,437,186	State Street Navigator Securities Lending Prime Portfolio	17,437,186	9.33

	TOTAL SHORT-TERM INVESTMENTS	(Cost $17,437,186)	17,437,186	9.33

	TOTAL PORTFOLIO	(Cost $167,392,730)	204,075,337	109.23
	OTHER ASSETS & LIABILITIES, NET		(17,243,075)	(9.23)

	NET ASSETS		$186,832,262	100.00%

*	Non-income producing

**	Percentage is less than 0.01%

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	73

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SOCIAL CHOICE EQUITY FUND ▪ JUNE 30, 2007

Shares		Company	Value	% of net assets

COMMON STOCKS
AGRICULTURAL PRODUCTION-CROPS			$4,854	0.01%

AMUSEMENT AND RECREATION SERVICES
9,827		Walt Disney Co	335,494	0.86
		Other	23,169	0.06

			358,663	0.92

APPAREL AND ACCESSORY STORES			284,987	0.73

APPAREL AND OTHER TEXTILE PRODUCTS			60,589	0.16

AUTO REPAIR, SERVICES AND PARKING			17,022	0.04

AUTOMOTIVE DEALERS AND SERVICE STATIONS			38,952	0.10

BUILDING MATERIALS AND GARDEN SUPPLIES
8,128		Home Depot, Inc	319,837	0.82
4,800		Lowe’s Cos, Inc	147,312	0.38

			467,149	1.20

BUSINESS SERVICES
3,583		Automatic Data Processing, Inc	173,668	0.45
496	*	Google, Inc (Class A)	259,596	0.67
27,174	d	Microsoft Corp	800,818	2.06
		Other	1,288,557	3.31

			2,522,639	6.49

CHEMICALS AND ALLIED PRODUCTS
3,911	*	Amgen, Inc	216,239	0.56
7,609		Bristol-Myers Squibb Co	240,140	0.62
2,803		Colgate-Palmolive Co	181,775	0.47
8,394		Merck & Co, Inc	418,021	1.07
10,656		Procter & Gamble Co	652,041	1.68
		Other	1,842,242	4.73

			3,550,458	9.13

COMMUNICATIONS
20,058		AT&T, Inc	832,407	2.14
9,776		Verizon Communications, Inc	402,478	1.04
		Other	820,906	2.11

			2,055,791	5.29

DEPOSITORY INSTITUTIONS
14,050		Bank of America Corp	686,905	1.77
5,260		Regions Financial Corp	174,106	0.45
2,300		SunTrust Banks, Inc	197,202	0.51
8,800		US Bancorp	289,960	0.74
7,761		Wachovia Corp	397,751	1.02
4,890		Washington Mutual, Inc	208,510	0.54
13,300		Wells Fargo & Co	467,761	1.20
		Other	1,186,814	3.05

			3,609,009	9.28

74	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

SOCIAL CHOICE EQUITY FUND ▪ JUNE 30, 2007

Shares		Company	Value	% of net assets

EATING AND DRINKING PLACES
7,066		McDonald’s Corp	$358,670	0.92%
		Other	169,818	0.44

			528,488	1.36

ELECTRIC, GAS, AND SANITARY SERVICES			1,979,816	5.09

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
2,142	*	Apple Computer, Inc	261,410	0.67
17,400	*	Cisco Systems, Inc	484,590	1.25
19,109		Intel Corp	454,030	1.17
5,500		Qualcomm, Inc	238,645	0.61
5,674		Texas Instruments, Inc	213,513	0.55
		Other	568,534	1.46

			2,220,722	5.71

ENGINEERING AND MANAGEMENT SERVICES			274,274	0.71

FABRICATED METAL PRODUCTS
3,402		Illinois Tool Works, Inc	184,354	0.47
		Other	126,678	0.33

			311,032	0.80

FOOD AND KINDRED PRODUCTS
7,021		PepsiCo, Inc	455,312	1.17
		Other	671,116	1.73

			1,126,428	2.90

FOOD STORES			102,347	0.26

FORESTRY			75,220	0.19

FURNITURE AND FIXTURES			231,132	0.59

FURNITURE AND HOME FURNISHINGS STORES			51,908	0.13

GENERAL BUILDING CONTRACTORS			117,514	0.30

GENERAL MERCHANDISE STORES
3,100		Target Corp	197,160	0.51
		Other	297,460	0.76

			494,620	1.27

HEALTH SERVICES
2,512	*	WellPoint, Inc	200,533	0.51
		Other	306,028	0.79

			506,561	1.30

HEAVY CONSTRUCTION, EXCEPT BUILDING			3,951	0.01

HOLDING AND OTHER INVESTMENT OFFICES			854,207	2.20

HOTELS AND OTHER LODGING PLACES			163,257	0.42

INDUSTRIAL MACHINERY AND EQUIPMENT
1,500		Deere & Co	181,110	0.47

See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report 75

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

SOCIAL CHOICE EQUITY FUND ▪ JUNE 30, 2007

Shares		Company	Value	% of net assets

INDUSTRIAL MACHINERY AND EQUIPMENT — continued

6,700	*	Dell, Inc	$191,285	0.49%
8,619		Hewlett-Packard Co	384,580	0.99
5,600		International Business Machines Corp	589,400	1.52
		Other	713,756	1.83

			2,060,131	5.30

INSTRUMENTS AND RELATED PRODUCTS
3,100		Baxter International, Inc	174,654	0.45
6,356		Emerson Electric Co	297,461	0.76
10,936		Johnson & Johnson	673,876	1.73
4,266		Medtronic, Inc	221,235	0.57
		Other	818,833	2.11

			2,186,059	5.62

INSURANCE AGENTS, BROKERS AND SERVICE			195,518	0.50

INSURANCE CARRIERS
3,300		Chubb Corp	178,662	0.46
3,716		Travelers Cos, Inc	198,806	0.51
		Other	1,138,676	2.93

			1,516,144	3.90

LEATHER AND LEATHER PRODUCTS			42,841	0.11

LUMBER AND WOOD PRODUCTS			3,932	0.01

METAL MINING			36,098	0.09

MISCELLANEOUS MANUFACTURING INDUSTRIES			180,480	0.46

MISCELLANEOUS RETAIL			370,710	0.95

MOTION PICTURES
17,264		Time Warner, Inc	363,235	0.93
		Other	171,211	0.44

			534,446	1.37

NONDEPOSITORY INSTITUTIONS
5,653		American Express Co	345,851	0.89
3,700		Freddie Mac	224,590	0.58
		Other	263,981	0.68

			834,422	2.15

NONMETALLIC MINERALS, EXCEPT FUELS			118,257	0.30

OIL AND GAS EXTRACTION			1,603,454	4.12

PAPER AND ALLIED PRODUCTS			330,019	0.85

PETROLEUM AND COAL PRODUCTS
2,702		Apache Corp	220,456	0.57
2,934		Devon Energy Corp	229,703	0.59
2,600		Valero Energy Corp	192,036	0.49
		Other	644,616	1.66

			1,286,811	3.31

76	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

SOCIAL CHOICE EQUITY FUND ▪ JUNE 30, 2007

Shares	Company	Value	% of net assets

PIPELINES, EXCEPT NATURAL GAS		$71,935	0.19%

PRIMARY METAL INDUSTRIES		619,086	1.59

PRINTING AND PUBLISHING		363,611	0.94

RAILROAD TRANSPORTATION		288,121	0.74

REAL ESTATE		18,299	0.05

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		150,443	0.39

SECURITY AND COMMODITY BROKERS
1,610	Goldman Sachs Group, Inc	348,967	0.89
4,036	Merrill Lynch & Co, Inc	337,329	0.87
	Other	649,691	1.67

		1,335,987	3.43

SOCIAL SERVICES		6,481	0.02

SPECIAL TRADE CONTRACTORS		20,859	0.05

STONE, CLAY, AND GLASS PRODUCTS
3,766	3M Co	326,851	0.84
	Other	32,943	0.09

		359,794	0.93

TEXTILE MILL PRODUCTS		8,868	0.02

TRANSPORTATION BY AIR		248,820	0.64

TRANSPORTATION EQUIPMENT		429,244	1.10

TRANSPORTATION SERVICES		5,741	0.01

TRUCKING AND WAREHOUSING
3,344	United Parcel Service, Inc (Class B)	244,112	0.63

		244,112	0.63

WATER TRANSPORTATION		32,116	0.08

WHOLESALE TRADE-DURABLE GOODS		235,090	0.60

WHOLESALE TRADE-NONDURABLE GOODS		171,994	0.44

TOTAL COMMON STOCKS (Cost $32,564,552)		37,921,513	97.48

See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	77

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SOCIAL CHOICE EQUITY FUND ▪ JUNE 30, 2007

Principal		Issuer		Value	% of net assets

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$870,000	d	Federal Home Loan Bank	0.000%, 07/02/07	$870,000	2.24%

		TOTAL SHORT-TERM INVESTMENTS	(Cost $869,883)	870,000	2.24

		TOTAL PORTFOLIO	(Cost $33,434,435)	38,791,513	99.72
		OTHER ASSETS & LIABILITIES, NET		108,745	0.28

		NET ASSETS		$38,900,258	100.00%

*	Non-income producing

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $928,592.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

78	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

REAL ESTATE SECURITIES FUND ▪ JUNE 30, 2007

Shares				Company	Value	% of net assets

COMMON STOCKS

EATING AND DRINKING PLACES
6,300				Darden Restaurants, Inc	$277,137	0.29%

					277,137	0.29

HOLDING AND OTHER INVESTMENT OFFICES
39,400		e		Acadia Realty Trust	1,022,430	1.08
33,300		e		Archstone-Smith Trust	1,968,363	2.08
14,148				Associated Estates Realty Corp	220,567	0.23
50,700				AvalonBay Communities, Inc	6,027,216	6.35
44,600				BioMed Realty Trust, Inc	1,120,352	1.18
56,600				Boston Properties, Inc	5,780,558	6.09
42,200		e		Camden Property Trust	2,826,134	2.98
30,000		e		CBL & Associates Properties, Inc	1,081,500	1.14
52,077		e		Corporate Office Properties Trust	2,135,678	2.25
6,900				Developers Diversified Realty Corp	363,699	0.38
13,900				Digital Realty Trust, Inc	523,752	0.55
38,300		e		Douglas Emmett, Inc	947,542	1.00
52,900				EastGroup Properties, Inc	2,318,078	2.44
74,400		e		Equity Residential	3,394,872	3.58
13,600		e		Essex Property Trust, Inc	1,581,680	1.67
39,000				Federal Realty Investment Trust	3,013,140	3.18
61,560		e		General Growth Properties, Inc	3,259,602	3.44
23,300		e		Glimcher Realty Trust	582,500	0.61
20,000	g,	m,	v*	GSC Capital Corp	165,400	0.17
99,500		e		Host Marriott Corp	2,300,440	2.43
24,300		e		Kilroy Realty Corp	1,721,412	1.82
20,000		e		Kimco Realty Corp	761,400	0.80
32,700		e		Macerich Co	2,695,134	2.84
33,400				Maguire Properties, Inc	1,146,622	1.21
148,930		e		Mission West Properties, Inc	2,076,084	2.19
15,300				Pennsylvania Real Estate Investment Trust	678,249	0.72
28,400				Post Properties, Inc	1,480,492	1.56
63,200				Prologis	3,596,080	3.79
6,600		e		PS Business Parks, Inc	418,242	0.44
57,900				Public Storage, Inc	4,447,878	4.69
17,000				Ramco-Gershenson Properties	610,810	0.64
44,900				Regency Centers Corp	3,165,450	3.34
79,000		e		Simon Property Group, Inc	7,350,160	7.75
36,300				SL Green Realty Corp	4,497,207	4.74
34,100				Strategic Hotels & Resorts, Inc	766,909	0.81
54,400		e		Taubman Centers, Inc	2,698,784	2.85
41,800				Vornado Realty Trust	4,591,312	4.84

					83,335,728	87.86

HOTELS AND OTHER LODGING PLACES
37,900				Hilton Hotels Corp	1,268,513	1.34
3,700		*		MGM Mirage	305,176	0.32
34,800		e		Orient-Express Hotels Ltd (Class A)	1,858,320	1.96
32,600		e		Starwood Hotels & Resorts Worldwide, Inc	2,186,482	2.30

See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	79

PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

REAL ESTATE SECURITIES FUND ▪ JUNE 30, 2007

Shares				Company		Value	% of net assets

HOTELS AND OTHER LODGING PLACES — continued
11,500			e*	Vail Resorts, Inc		$700,005	0.74%

						6,318,496	6.66

JUSTICE, PUBLIC ORDER AND SAFETY
8,000			*	Corrections Corp of America		504,880	0.53

						504,880	0.53

REAL ESTATE
40,000	g,	m,	v*	Asset Capital Corp, Inc		245,600	0.26
83,300			*	Brookfield Properties Corp		2,025,023	2.14
20,600			*	CB Richard Ellis Group, Inc (Class A)		751,900	0.79
76,800			e	Thomas Properties Group, Inc		1,227,264	1.29

						4,249,787	4.48

				TOTAL COMMON STOCKS	(Cost $92,851,794)	94,686,028	99.82

SHORT-TERM INVESTMENTS
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
2,954,201				State Street Navigator Securities Lending Prime Portfolio		2,954,201	3.12

				TOTAL SHORT-TERM INVESTMENTS	(Cost $2,954,201)	2,954,201	3.12

				TOTAL PORTFOLIO	(Cost $95,805,995)	97,640,229	102.94
				OTHER ASSETS & LIABILITIES, NET		(2,789,599)	(2.94)

				NET ASSETS		$94,850,630	100.00%

*	Non-income producing

e	All or a portion of these securities are out on loan.

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transaction exempt from registration to qualified institutional buyers.

At June 30, 2007, the value of these securities amounted to $411,000 or 0.43% of net assets.

m	Indicates a security has been deemed illiquid

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

80	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

BOND FUND  ▪ JUNE 30, 2007

Principal		Issuer		Rating†	Value	% of net assets

BONDS

CORPORATE BONDS

ASSET BACKED
$500,000		AmeriCredit Automobile Receivables Trust
		Series 2007-BF (Class A3A)	5.160%, 04/06/12	Aaa	$498,083	0.64%
481,481		Bank of America Alternative Loan Trust
		Series 2004-7 (Class 2A1)	6.000%, 08/25/34	Aaa	472,980	0.61
753,920		Centex Home Equity Series 2002-A (Class AF6)	5.540%, 01/25/32	Aaa	749,880	0.97
500,532		Chase Funding Loan Acquisition Trust
		Series 2001-C2 (Class IA5)	6.468%, 02/25/13	Aaa	500,281	0.65
500,000	i	Citicorp Mortgage Securities, Inc
		Series 2006-1 (Class A3)	5.706%, 07/25/36	Aaa	496,903	0.64
1,000,000	i	Flagstar Home Equity Loan Trust
		Series 2007-1A (Class AF3)	5.781%, 01/25/35	Aaa	985,854	1.28
1,000,000	d	Hertz Vehicle Financing LLC
		Series 2005-1A (Class A3)	5.010%, 02/25/11	Aaa	989,030	1.28
500,000		Honda Auto Receivables Owner Trust
		Series 2007-1 (Class A4)	5.090%, 07/18/13	NR	496,010	0.64
1,000,000		Household Automotive Trust
		Series 2006-3 (Class A4)	5.340%, 09/17/13	Aaa	999,437	1.29
698,844		Marriott Vacation Club Owner Trust
		Series 2006-2A (Class A)	5.362%, 10/20/28	Aaa	689,966	0.89
1,000,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HSA2 (Class AI3)	5.550%, 03/25/36	Aaa	992,717	1.28
993,672	v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096%, 12/20/31	Aaa	970,655	1.26
2,660,000	g,p	TRAINS Trust Series 10-2002	6.962%, 01/15/12	A3	2,765,469	3.58
500,000		Wachovia Auto Loan Owner Trust
		Series 2006-2A (Class A3)	5.230%, 08/22/11	Aaa	499,201	0.65
		Other			4,578,332	5.92

					16,684,798	21.58

BUILDING MATERIALS AND GARDEN SUPPLIES					93,729	0.12

CHEMICALS AND ALLIED PRODUCTS					248,984	0.32

COMMUNICATIONS					1,993,657	2.58

DEPOSITORY INSTITUTIONS					2,573,696	3.33

ELECTRIC, GAS, AND SANITARY SERVICES					989,309	1.28

FOOD AND KINDRED PRODUCTS					351,413	0.45

GENERAL MERCHANDISE STORES					414,182	0.54

HEALTH SERVICES					100,946	0.13

HOLDING AND OTHER INVESTMENT OFFICES					240,825	0.31

INSTRUMENTS AND RELATED PRODUCTS					92,654	0.12

INSURANCE CARRIERS					734,817	0.95

METAL MINING					187,113	0.24

See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	81

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

BOND FUND  ▪ JUNE 30, 2007

Principal		Issuer		Rating†	Value	% of net assets

MISCELLANEOUS MANUFACTURING INDUSTRIES					$100,250	0.13%

MISCELLANEOUS RETAIL					96,476	0.12

MOTION PICTURES					294,478	0.38

NONDEPOSITORY INSTITUTIONS
$600,000	g	BA Covered Bond Issuer	5.500%, 06/14/12	Aaa	602,033	0.78
500,000	e	General Electric Capital Corp	5.500%, 06/04/14	Aaa	494,230	0.64
		Other			1,716,509	2.22

					2,812,772	3.64

OIL AND GAS EXTRACTION					645,978	0.84

OTHER MORTGAGE BACKED SECURITIES
912,854	i	HFC Home Equity Loan Asset Backed Certificates
		Series 2007-1 (Class A1F)	5.910%, 03/20/36	Aaa	912,075	1.18
750,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2002-C1 (Class A3)	5.376%, 07/12/37	Aaa	741,614	0.96
500,000	i	Merrill Lynch Mortgage Trust
		Series 2004-BPC1 (Class AJ)	4.922%, 10/12/41	A	472,660	0.61
721,170		Wells Fargo Mortgage Backed Securities Trust
		Series 2005-1 (Class 2A1)	5.000%, 01/25/20	Aaa	705,676	0.92
		Other			2,900,673	3.75

					5,732,698	7.42

PAPER AND ALLIED PRODUCTS					184,484	0.24

PETROLEUM AND COAL PRODUCTS					147,377	0.19

PIPELINES, EXCEPT NATURAL GAS					194,303	0.25

PRINTING AND PUBLISHING					207,750	0.27

RAILROAD TRANSPORTATION					237,124	0.31

SECURITY AND COMMODITY BROKERS					1,366,823	1.77

TRANSPORTATION BY AIR					49,924	0.06

TRANSPORTATION EQUIPMENT					537,448	0.70

WHOLESALE TRADE-DURABLE GOODS					100,338	0.13

WHOLESALE TRADE-NONDURABLE GOODS					190,608	0.25

		TOTAL CORPORATE BONDS (Cost $38,539,756)			37,604,954	48.65

GOVERNMENT BONDS
AGENCY SECURITIES
550,000		Federal Farm Credit Bank (FFCB)	3.375%, 07/15/08	Aaa	539,691	0.70
550,000		FFCB	4.125%, 04/15/09	Aaa	540,327	0.70
1,500,000		Federal Home Loan Mortgage Corp (FHLMC)	5.125%, 10/18/16	Aaa	1,463,557	1.89
1,750,000		Federal National Mortgage Association (FNMA)	5.000%, 09/15/08	Aaa	1,745,740	2.26
		Other			836,900	1.08

					5,126,215	6.63

82	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

BOND FUND  ▪ JUNE 30, 2007

Principal		Issuer		Rating†	Value	% of net assets

FOREIGN GOVERNMENT BONDS
$1,000,000	e	Province of Manitoba Canada	4.450%, 04/12/10	Aa1	$979,652	1.27%
500,000		Province of Saskatchewan Canada	8.000%, 02/01/13	Aa1	562,410	0.73
		Other			1,704,373	2.20

					3,246,435	4.20

MORTGAGE BACKED SECURITIES
500,000		Federal Home Loan Mortgage Corp (FHLMC)	5.500%, 08/20/12		503,923	0.65
1,545,032	i	FHLMC	5.009%–6.146%, 02/01/36–04/01/37		1,550,472	2.01
		Federal Home Loan Mortgage Corp Gold
1,675,566		(FGLMC)	4.500%–6.500%, 02/01/19–12/01/36		1,604,807	2.08
594,889		FGLMC	6.000%, 11/01/33		592,368	0.77
695,363		FGLMC	5.500%, 04/01/37		670,671	0.87
793,809		FGLMC	5.500%, 05/01/37		765,621	0.99
		Federal National Mortgage Association
5,729,662		(FNMA)	4.000%–7.500%, 12/01/08–04/01/37		5,544,460	7.17
1,750,576		FNMA	4.558%, 01/01/15		1,656,993	2.14
500,000		FNMA	5.375%, 06/12/17		495,967	0.64
617,126		FNMA	5.500%, 07/01/24		602,973	0.78
953,837		FNMA	5.500%, 07/01/33		924,166	1.19
585,551		FNMA	5.500%, 07/01/33		567,336	0.73
730,171		FNMA	6.000%, 10/01/33		725,891	0.94
1,644,492		FNMA	5.500%, 11/01/33		1,593,336	2.06
713,941		FNMA	5.000%, 03/01/34		672,508	0.87
1,279,953		FNMA	5.000%, 03/01/34		1,205,671	1.56
1,348,911		FNMA	5.000%, 02/25/35		1,310,156	1.69
483,916		FNMA	5.500%, 09/01/35		468,863	0.61
459,215	i	FNMA	5.949%, 07/01/36		461,594	0.60
665,614		FNMA	6.500%, 03/01/37		671,932	0.87
		Other			802,685	1.04

					23,392,393	30.26

U.S. TREASURY SECURITIES
550,000		United States Treasury Bond	5.250%, 02/15/29		554,356	0.72
1,349,000		United States Treasury Bond	4.750%, 02/15/37		1,272,701	1.65
500,000		United States Treasury Note	2.625%, 05/15/08		489,770	0.63
1,279,000		United States Treasury Note	4.500%–4.875%, 02/29/12–06/30/12		1,264,691	1.64
650,000		United States Treasury Note	4.500%, 03/31/12		638,040	0.82
600,000		United States Treasury Note	3.625%, 05/15/13		560,976	0.73
2,000,000		United States Treasury Note	4.500%, 05/15/17		1,918,120	2.48
		Other			386,624	0.50

					7,085,278	9.17

	TOTAL GOVERNMENT BONDS (Cost $39,905,401)				38,850,321	50.26

	TOTAL BONDS (Cost $78,445,157)				76,455,275	98.91

See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	83

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

BOND FUND ▪ JUNE 30, 2007

Shares	Company		Value	% of net assets

PREFERRED STOCKS

DEPOSITORY INSTITUTIONS			$103,040	0.13%

	TOTAL PREFERRED STOCKS	(Cost $100,000)	103,040	0.13

Principal	Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$ 1,060,000	Federal Home Loan Bank (FHLB) 0.000%, 07/02/07		1,060,000	1.37

Shares	Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
6,037,410	State Street Navigator Securities Lending Prime Portfolio		6,037,410	7.81

	TOTAL SHORT-TERM INVESTMENTS	(Cost $7,097,269)	7,097,410	9.18

	TOTAL PORTFOLIO	(Cost $85,642,426)	83,655,725	108.22
	OTHER ASSETS & LIABILITIES, NET		(6,356,921)	(8.22)

	NET ASSETS		$77,298,804	100.00%

ABBREVIATION:
NR	Not Rated

†	As provided by Moody’s Investors Service (unaudited).

d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

e	All or a portion of these securities are out on loan.

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At June 30, 2007, the value of these securities amounted to $3,367,502 or 4.36% of net assets.

i	Floating rate or variable rate securities reflects the rate at June 30, 2007.

p	“TRAINS” are a service mark of Lehman Brothers, Inc.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

84	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

MONEY MARKET FUND ▪ JUNE 30, 2007

Principal	Issuer		Value	% of net assets

SHORT-TERM INVESTMENTS

CERTIFICATES OF DEPOSIT
$700,000	American Express Bank FSB	5.280%, 07/18/07	$700,003	0.92%
710,000	American Express Centurion Bank	5.280%, 07/12/07	710,002	0.94
	Other		1,780,035	2.35

			3,190,040	4.21

COMMERCIAL PAPER
1,200,000	Abbey National North America LLC	0.000%, 10/04/07	1,183,438	1.56
800,000	Alcon Capital Corp	0.000%, 08/24/07	793,748	1.05
1,770,000	American Honda Finance Corp	0.000%, 07/12/07–09/05/07	1,759,778	2.32
800,000	Barclays U.S. Funding Corp	0.000%, 11/05/07	785,324	1.04
1,800,000	Beta Finance, Inc	0.000%, 07/17/07–09/24/07	1,785,780	2.36
1,747,000	BMW US Capital Corp	0.000%, 08/17/07–08/23/07	1,734,028	2.29
1,015,000	Canadian Imperial Holding, Inc	0.000%, 08/22/07	1,007,347	1.33
1,800,000	CC (USA), Inc	0.000%, 07/11/07–09/04/07	1,789,368	2.36
1,800,000	Ciesco LLC	0.000%, 07/03/07–08/08/07	1,795,292	2.37
1,800,000	Citigroup Funding, Inc	0.000%, 07/19/07–09/10/07	1,787,607	2.36
1,770,000	Coca-Cola Co	0.000%, 08/21/07–09/11/07	1,753,547	2.32
1,800,000	Danske Corp	0.000%, 08/01/07–10/12/07	1,784,941	2.36
1,195,000	Dorada Finance, Inc	0.000%, 08/28/07–09/12/07	1,183,419	1.56
715,000	Edison Asset Securitization LLC	0.000%, 07/06/07	714,481	0.94
1,554,000	Fairway Finance Corp	0.000%, 07/20/07	1,549,706	2.05
1,615,000	General Electric Capital Corp	0.000%, 07/09/07–08/06/07	1,609,575	2.13
1,780,000	Govco LLC	0.000%, 07/11/07–08/21/07	1,770,759	2.34
1,540,000	Grampian Funding LLC	0.000%, 09/12/07–09/25/07	1,521,741	2.01
1,550,000	Greyhawk Funding LLC	0.000%, 08/13/07	1,540,327	2.03
650,000	Harley-Davidson Funding Corp	0.000%, 08/03/07	646,896	0.85
1,570,000	HBOS Treasury Services plc	0.000%, 08/09/07	1,561,122	2.06
1,770,000	HSBC Finance Corp	0.000%, 08/17/07–09/14/07	1,755,476	2.32
1,000,000	ING US Funding LLC	0.000%, 09/13/07	989,249	1.31
1,560,000	Johnson & Johnson, Inc	0.000%, 07/24/07–09/07/07	1,547,937	2.04
1,700,000	JPMorgan Chase & Co	0.000%, 08/20/07–09/19/07	1,682,845	2.22
1,705,000	Links Finance LLC	0.000%, 08/28/07–09/18/07	1,686,933	2.23
1,115,000	McGraw-Hill, Inc	0.000%, 07/13/07	1,113,056	1.47
770,000	Paccar Financial Corp	0.000%, 09/26/07	760,268	1.00
1,770,000	Park Avenue Receivables Corp	0.000%, 07/17/07–08/24/07	1,761,912	2.33
900,000	Private Export Funding Corp	0.000%, 09/06/07–09/25/07	889,868	1.17
1,540,000	Procter & Gamble International	0.000%, 07/24/07–09/20/07	1,526,432	2.02
1,750,000	Rabobank USA Financial Corp	0.000%, 07/02/07–09/28/07	1,733,302	2.29
1,000,000	Ranger Funding Co LLC	0.000%, 07/26/07	996,365	1.32
1,460,000	Scaldis Capital LLC	0.000%, 07/16/07–08/14/07	1,452,724	1.92
1,500,000	Sedna Finance, Inc	0.000%, 07/05/07–07/25/07	1,497,716	1.98
1,100,000	Sigma Finance, Inc	0.000%, 09/19/07–11/29/07	1,082,157	1.43
1,765,000	Societe Generale North America, Inc	0.000%, 08/08/07–10/09/07	1,743,666	2.30
1,630,000	Toronto-Dominion Holdings USA, Inc	0.000%, 08/07/07	1,621,255	2.14
1,795,000	Toyota Motor Credit Corp	0.000%, 07/05/07–09/21/07	1,787,006	2.36
1,800,000	UBS Finance, (Delaware), Inc	0.000%, 07/16/07–08/06/07	1,793,005	2.37
695,000	Variable Funding Capital Corp	0.000%, 07/02/07	694,898	0.92

See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	85

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

MONEY MARKET FUND ▪ JUNE 30, 2007

Principal		Issuer		Value	% of net assets

COMMERCIAL PAPER — continued
$985,000		Wal-Mart Stores, Inc	0.000%, 07/31/07	$980,748	1.29%
1,742,000		Yorktown Capital LLC 0.000%, 07/10/07–09/05/07		1,731,360	2.29
		Other		4,213,626	5.56

				65,100,028	85.97

U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES
1,305,000		Federal Home Loan Mortgage Corp. (FHLMC)	0.000%, 09/24/07	1,289,147	1.70
975,000		FHLMC	0.000%, 11/26/07	954,457	1.26
		Other		1,377,318	1.82

				3,620,922	4.78

VARIABLE NOTES
1,200,000	i	PNC Bank NA	5.265%, 01/02/08	1,199,848	1.59
1,000,000	i	Suntrust Bank	5.310%, 01/28/08	1,000,164	1.32
1,000,000	i	US Bank NA	5.290%, 11/30/07	1,000,019	1.32

				3,200,031	4.23

		TOTAL SHORT-TERM INVESTMENTS	(Cost $75,111,021)	75,111,021	99.19

		TOTAL PORTFOLIO	(Cost $75,111,021)	75,111,021	99.19
		OTHER ASSETS & LIABILITIES, NET		614,732	0.81

		NET ASSETS		$75,725,753	100.00%

i	Floating rate or variable rate securities reflects the rate in effect as of June 30, 2007.

86	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

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TIAA-CREF Life Funds ▪ 2007 Semiannual Report	87

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

TIAA-CREF LIFE FUNDS ▪ JUNE 30, 2007

	Growth Equity Fund	Growth & Income Fund	International Equity Fund	Large-Cap Value Fund	Small-Cap Equity Fund

ASSETS
Portfolio investments, at cost	$34,138,355	$63,324,284	$130,221,668	$81,715,997	$75,112,087
Net unrealized appreciation of portfolio investments	3,905,038	12,978,296	17,915,426	8,725,085	4,502,000

Portfolio investments, at value (including securities loaned of $7,270,821, $6,626,053, $6,140,664, $10,700,577, and $17,336,681, respectively)	38,043,393	76,302,580	148,137,094	90,441,082	79,614,087
Cash	—	70,160	—	277,134	—
Cash – foreign (cost of $87,010, $179,657, $642,454, $521,437, and $—, respectively)	86,993	181,266	659,831	522,913	—
Receivable from securities transactions	793,440	124,491	13,429,122	854,987	2,698,397
Receivable for Fund shares sold	2,371	48,847	187,306	1,186	15,745
Dividends and interest receivable	12,166	80,399	284,680	147,005	141,204
Reclaims receivable	1,527	3,740	69,930	1,421	25

Total assets	38,939,890	76,811,483	162,767,963	92,245,728	82,469,458

LIABILITIES
Management fees payable	6,330	13,133	33,511	15,877	5,132
Due to custodian	127,414	—	4,755,190	—	131,455
Payable for collateral for securities loaned – Note 1	7,451,409	6,705,968	6,351,906	11,024,860	17,862,209
Payable for securities transactions	693,475	113,805	8,480,750	966,538	2,646,181
Payable for Fund shares redeemed	5,099	74	786	63,162	57,422

Total liabilities	8,283,727	6,832,980	19,622,143	12,070,437	20,702,399

NET ASSETS	$30,656,163	$69,978,503	$143,145,820	$80,175,291	$61,767,059

NET ASSETS CONSIST OF:
Paid-in-capital	$64,195,489	$68,355,443	$109,838,857	$62,220,870	$52,267,607
Accumulated undistributed net investment income	127,401	530,995	1,622,294	746,322	606,724
Accumulated undistributed net realized gain (loss) on total investments	(37,572,631)	(11,887,994)	13,745,604	8,481,150	4,390,728
Net unrealized appreciation on total investments	3,905,904	12,980,059	17,939,065	8,726,949	4,502,000

NET ASSETS	$30,656,163	$69,978,503	$143,145,820	$80,175,291	$61,767,059

Outstanding shares of beneficial interest, unlimited shares authorized ($0.0001 par value)	1,885,441	2,544,020	4,985,902	2,034,556	1,802,158

Net asset value per share	$16.26	$27.51	$28.71	$39.41	$34.27

88	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	89

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)	concluded

TIAA-CREF LIFE FUNDS ▪ JUNE 30, 2007

	Stock Index Fund	Social Choice Equity Fund	Real Estate Securities Fund	Bond Fund	Money Market Fund

ASSETS
Portfolio investments, at cost	$167,392,730	$33,434,435	$95,805,995	$85,642,426	$75,111,021
Net unrealized appreciation (depreciation) of portfolio investments	36,682,607	5,357,078	1,834,234	(1,986,701)	—

Portfolio investments, at value (including securities loaned of $16,929,686, $—, $2,876,720, and $5,945,823, respectively)	204,075,337	38,791,513	97,640,229	83,655,725	75,111,021
Cash	—	9,382	—	—	—
Receivable from securities transactions	121,081	—	865,483	125,024	—
Receivable for Fund shares sold	87,327	78,074	—	30,982	635,643
Dividends and interest receivable	237,614	33,548	411,646	603,336	5,255,448
Reclaims receivable	—	—	1,802	—	—

Total assets	204,521,359	38,912,517	98,919,160	84,415,067	81,002,112

LIABILITIES
Management fees payable	9,310	2,252	20,531	6,321	3,630
Due to custodian	117,806	—	760,453	13,258	5,223,366
Payable for collateral for securities loaned – Note 1	17,437,186	—	2,954,201	6,037,410	—
Payable for securities transactions	37,102	3,875	331,446	1,059,185	—
Payable for Fund shares redeemed	87,693	5,002	1,899	89	49,363
Payable for variation margin on open futures contracts	—	1,130	—	—	—

Total liabilities	17,689,097	12,259	4,068,530	7,116,263	5,276,359

NET ASSETS	$186,832,262	$38,900,258	$94,850,630	$77,298,804	$75,725,753

NET ASSETS CONSIST OF:
Paid-in-capital	$150,896,514	$32,892,590	$81,748,659	$78,382,812	$75,726,191
Accumulated undistributed net investment income	1,710,209	329,174	2,468,887	1,969,945	71
Accumulated undistributed net realized gain (loss) on total investments	(2,457,068)	318,836	8,798,850	(1,067,252)	(509)
Net unrealized appreciation (depreciation) on total investments	36,682,607	5,359,658	1,834,234	(1,986,701)	—

NET ASSETS	$186,832,262	$38,900,258	$94,850,630	$77,298,804	$75,725,753

Outstanding shares of beneficial interest, unlimited shares authorized ($0.0001 par value)	5,637,056	1,356,168	2,644,543	3,141,066	75,726,191

Net asset value per share	$33.14	$28.68	$35.87	$24.61	$1.00

90	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	91

STATEMENTS OF OPERATIONS (UNAUDITED)

TIAA-CREF LIFE FUNDS ▪ FOR THE SIX MONTHS ENDED JUNE 30, 2007

	Growth Equity Fund	Growth & Income Fund	International Equity Fund	Large-Cap Value Fund	Small-Cap Equity Fund

INVESTMENT INCOME
Interest	$5,595	$12,895	$95,397	$39,336	$31,129
Dividends	158,699	592,925	2,211,647	823,245	634,583
Foreign taxes withheld	(5,110)	(11,544)	(284,995)	(16,476)	(425)

Total income	159,184	594,276	2,022,049	846,105	665,287

EXPENSES
Management fees	36,422	72,830	180,970	86,595	29,829
Interest	994	980	12,165	2,159	1,608

Net expenses	37,416	73,810	193,135	88,754	31,437

Net investment income	121,768	520,466	1,828,914	757,351	633,850

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) on:
Portfolio investments	1,134,920	2,512,450	12,166,094	6,933,783	3,531,072
Futures transactions	—	—	—	—	16,774
Foreign currency transactions	(763)	(1,829)	121,583	(10,181)	—

Net realized gain on total investments	1,134,157	2,510,621	12,287,677	6,923,602	3,547,846

Change in unrealized appreciation (depreciation) on:
Portfolio investments	1,276,914	3,523,066	2,997,427	(1,210,271)	(281,508)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	1,928	1,763	23,639	1,864	—

Net change in unrealized appreciation (depreciation) on total investments	1,278,842	3,524,829	3,021,066	(1,208,407)	(281,508)

Net realized and unrealized gain on total investments	2,412,999	6,035,450	15,308,743	5,715,195	3,266,338

Net increase in net assets resulting from operations	$2,534,767	$6,555,916	$17,137,657	$6,472,546	$3,900,188

92	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	93

STATEMENTS OF OPERATIONS (UNAUDITED)	concluded

TIAA-CREF LIFE FUNDS ▪ FOR THE SIX MONTHS ENDED JUNE 30, 2007

	Stock Index Fund	Social Choice Equity Fund	Real Estate Securities Fund	Bond Fund	Money Market Fund

INVESTMENT INCOME
Interest	$71,063	$19,069	$16,627	$1,978,218	$1,679,244
Dividends	1,690,142	334,414	3,283,879	3,102	—
Foreign taxes withheld	(30)	(17)	(2,916)	—	—

Total income	1,761,175	353,466	3,297,590	1,981,320	1,679,244

EXPENSES
Management fees	53,467	13,090	137,946	37,225	18,832
Interest	81	26	9,677	—	—

Net expenses	53,548	13,116	147,623	37,225	18,832

Net investment income	1,707,627	340,350	3,149,967	1,944,095	1,660,412

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) on:
Portfolio investments	69,543	802,007	8,094,604	(227,789)	6
Futures transactions	4,329	37,975	—	—	—

Net realized gain (loss) on total investments	73,872	839,982	8,094,604	(227,789)	6

Change in unrealized appreciation (depreciation) on:
Portfolio investments	10,504,804	1,157,907	(17,358,991)	(1,148,174)	—
Futures transactions	281	2,580	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	10,505,085	1,160,487	(17,358,991)	(1,148,174)	—

Net realized and unrealized gain (loss) on total investments	10,578,957	2,000,469	(9,264,387)	(1,375,963)	6

Net increase (decrease) in net assets resulting from operations	$12,286,584	$2,340,819	$(6,114,420)	$568,132	$1,660,418

94	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	95

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFE FUNDS

	Growth Equity Fund		Growth & Income Fund		International Equity Fund

	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006

	(unaudited)		(unaudited)		(unaudited)
CHANGE IN NET ASSETS

OPERATIONS
Net investment income	$121,768	$225,805	$520,466	$891,132	$1,828,914	$1,455,045
Net realized gain on total investments	1,134,157	679,126	2,510,621	2,009,776	12,287,677	15,436,266
Net change in unrealized appreciation on total investments	1,278,842	616,831	3,524,829	5,717,440	3,021,066	6,625,077

Net increase from operations	2,534,767	1,521,762	6,555,916	8,618,348	17,137,657	23,516,388

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(223,438)	—	(884,077)	—	(1,638,883)

Total distributions	—	(223,438)	—	(884,077)	—	(1,638,883)

SHAREHOLDER TRANSACTIONS:
Subscriptions	3,277,340	3,207,188	5,618,640	5,408,723	22,083,040	26,885,170
Reinvestment of distributions	—	223,438	—	884,077	—	1,638,883
Redemptions	(3,335,459)	(6,066,409)	(1,993,637)	(5,856,260)	(7,216,753)	(11,856,511)

Net increase (decrease) from shareholder transactions	(58,119)	(2,635,783)	3,625,003	436,540	14,866,287	16,667,542

Net increase (decrease) in net assets	2,476,648	(1,337,459)	10,180,919	8,170,811	32,003,944	38,545,047

NET ASSETS
Beginning of period	28,179,515	29,516,974	59,797,584	51,626,773	111,141,876	72,596,829

End of period	$30,656,163	$28,179,515	$69,978,503	$59,797,584	$143,145,820	$111,141,876

Accumulated undistributed (distributions in excess of) net investment income included in net assets	$127,401	$6,842	$530,995	$16,379	$1,622,294	$(196,818)

CHANGE IN FUND SHARES:
Shares outstanding, beginning of period	1,889,545	2,074,716	2,408,900	2,394,121	4,443,877	3,716,157

Shares sold	212,451	224,967	212,877	235,343	814,943	1,206,983
Shares issued in reinvestment of distributions	—	15,046	—	35,865	—	66,459
Shares redeemed	(216,555)	(425,184)	(77,757)	(256,429)	(272,918)	(545,722)

Total net increase (decrease) in shares outstanding	(4,104)	(185,171)	135,120	14,779	542,025	727,720

Shares outstanding, end of period	1,885,441	1,889,545	2,544,020	2,408,900	4,985,902	4,443,877

96	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	97

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF LIFE FUNDS

	Large-Cap Value Fund		Small-Cap Equity Fund		Stock Index Fund

	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006

	(unaudited)		(unaudited)		(unaudited)
CHANGE IN NET ASSETS

OPERATIONS
Net investment income	$757,351	$1,019,904	$633,850	$589,430	$1,707,627	$2,779,126
Net realized gain on total investments	6,923,602	5,132,965	3,547,846	5,556,775	73,872	1,734,610
Net change in unrealized appreciation on total investments	(1,208,407)	5,016,410	(281,508)	2,181,316	10,505,085	18,722,252

Net increase from operations	6,472,546	11,169,279	3,900,188	8,327,521	12,286,584	23,235,988

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(1,043,167)	—	(622,582)	—	(2,787,474)
From net realized gain on total investments	—	(3,948,741)	—	(4,589,193)	—	(1,485,780)

Total distributions	—	(4,991,908)	—	(5,211,775)	—	(4,273,254)

SHAREHOLDER TRANSACTIONS:
Subscriptions	12,280,373	17,832,473	5,683,164	15,270,679	11,312,758	18,645,937
Reinvestment of distributions	—	4,991,908	—	5,211,776	—	4,273,223
Redemptions	(5,494,375)	(11,112,731)	(5,006,515)	(11,740,344)	(7,782,389)	(23,802,361)

Net increase (decrease) from shareholder transactions	6,785,998	11,711,650	676,649	8,742,111	3,530,369	(883,201)

Net increase (decrease) in net assets	13,258,544	17,889,021	4,576,837	11,857,857	15,816,953	18,079,533

NET ASSETS
Beginning of period	66,916,747	49,027,726	57,190,222	45,332,365	171,015,309	152,935,776

End of period	$80,175,291	$66,916,747	$61,767,059	$57,190,222	$186,832,262	$171,015,309

Accumulated undistributed (distributions in excess of) net investment income included in net assets	$746,322	$(8,749)	$606,724	$(20,214)	$1,710,209	$29,059

CHANGE IN FUND SHARES:
Shares outstanding, beginning of period	1,857,587	1,530,189	1,780,575	1,510,143	5,527,062	5,571,382

Shares sold	323,584	505,797	171,434	461,331	352,529	640,679
Shares issued in reinvestment of distributions	—	139,361	—	163,892	—	138,967
Shares redeemed	(146,615)	(317,760)	(149,851)	(354,791)	(242,535)	(823,966)

Total net increase (decrease) in shares outstanding	176,969	327,398	21,583	270,432	109,994	(44,320)

Shares outstanding, end of period	2,034,556	1,857,587	1,802,158	1,780,575	5,637,056	5,527,062

98	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	99

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF LIFE FUNDS

	Social Choice Equity Fund		Real Estate Securities Fund		Bond Fund

	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006

	(unaudited)		(unaudited)		(unaudited)

CHANGE IN NET ASSETS

OPERATIONS
Net investment income	$340,350	$568,991	$3,149,967	$1,955,398	$1,944,095	$3,342,563
Net realized gain on total investments	839,982	134,304	8,094,604	6,395,774	(227,789)	(349,576)
Net change in unrealized appreciation on total investments	1,160,487	3,954,011	(17,358,991)	16,835,996	(1,148,174)	196,049

Net increase from operations	2,340,819	4,657,306	(6,114,420)	25,187,168	568,132	3,189,036

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(572,655)	—	(2,744,180)	—	(3,316,713)
From net realized gain on total investments	—	(209,262)	—	(5,795,419)	—	—

Total distributions	—	(781,917)	—	(8,539,599)	—	(3,316,713)

SHAREHOLDER TRANSACTIONS:
Subscriptions	2,389,751	3,214,490	12,868,258	22,483,173	6,671,418	6,519,790
Reinvestment of distributions	—	781,918	—	8,539,599	—	3,316,713
Redemptions	(1,761,333)	(4,498,072)	(16,608,385)	(13,624,438)	(1,701,599)	(4,382,023)

Net increase (decrease) from shareholder transactions	628,418	(501,664)	(3,740,127)	17,398,334	4,969,819	5,454,480

Net increase (decrease) in net assets	2,969,237	3,373,725	(9,854,547)	34,045,903	5,537,951	5,326,803

NET ASSETS
Beginning of period	35,931,021	32,557,296	104,705,177	70,659,274	71,760,853	66,434,050

End of period	$38,900,258	$35,931,021	$94,850,630	$104,705,177	$77,298,804	$71,760,853

Accumulated undistributed (distributions in excess of) net investment income included in net assets	$329,174	$4,327	$2,468,887	$(911,739)	$1,969,945	$25,850

CHANGE IN FUND SHARES:
Shares outstanding, beginning of period	1,333,916	1,355,681	2,752,773	2,280,802	2,939,711	2,717,951

Shares sold	85,673	127,354	322,025	623,922	270,362	263,841
Shares issued in reinvestment of distributions	—	29,165	—	231,175	—	135,542
Shares redeemed	(63,421)	(178,284)	(430,255)	(383,126)	(69,007)	(177,623)

Total net increase (decrease) in shares outstanding	22,252	(21,765)	(108,230)	471,971	201,355	221,760

Shares outstanding, end of period	1,356,168	1,333,916	2,644,543	2,752,773	3,141,066	2,939,711

100	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	101

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF LIFE FUNDS

	Money Market Fund

	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006

	(unaudited)

CHANGE IN NET ASSETS

OPERATIONS
Net investment income	$1,660,412	$2,135,839
Net realized gain on total investments	6	(515)

Net increase from operations	1,660,418	2,135,324

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,660,412)	(2,135,839)

Total distributions	(1,660,412)	(2,135,839)

SHAREHOLDER TRANSACTIONS:
Subscriptions	36,031,669	62,394,641
Reinvestment of distributions	1,660,412	1,590,518
Redemptions	(15,860,095)	(47,276,256)

Net increase from shareholder transactions	21,831,986	16,708,903

Net increase in net assets	21,831,992	16,708,388

NET ASSETS
Beginning of period	53,893,761	37,185,373

End of period	$75,725,753	$53,893,761

Accumulated undistributed net investment income included in net assets	$71	$71

CHANGE IN FUND SHARES:
Shares outstanding, beginning of period	53,894,205	37,185,302

Shares sold	36,031,669	62,394,641
Shares issued in reinvestment of distributions	1,660,412	1,590,518
Shares redeemed	(15,860,095)	(47,276,256)

Total net increase in shares outstanding	21,831,986	16,708,903

Shares outstanding, end of period	75,726,191	53,894,205

102	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

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TIAA-CREF Life Funds ▪ 2007 Semiannual Report	103

FINANCIAL HIGHLIGHTS

TIAA-CREF LIFE FUNDS

	Growth Equity Fund

	For the Six Months Ended June 30, 2007		For the Years Ended December 31,

			2006	2005		2004	2003	2002

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$14.91		$14.23	$13.58		$12.88	$10.15	$14.60

Gain (loss) from investment operations:
Net investment income (a)	0.06		0.11	0.09		0.12	0.09	0.07
Net realized and unrealized gain (loss) on total investments	1.29		0.69	0.65		0.70	2.78	(4.45)

Total gain (loss) from investment operations	1.35		0.80	0.74		0.82	2.87	(4.38)

Less distributions from:
Net investment income	—		(0.12)	(0.09)		(0.12)	(0.14)	(0.07)
In excess of net investment income	—		—	—		—	—	—
Net realized gains	—		—	—		—	—	—

Total distributions	—		(0.12)	(0.09)		(0.12)	(0.14)	(0.07)

Net asset value, end of period	$16.26		$14.91	$14.23		$13.58	$12.88	$10.15

TOTAL RETURN	9.05	%(d)	5.62%	5.43%		6.39%	28.30%	(30.01)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$30,656		$28,180	$29,517		$28,282	$28,319	$40,537
Ratio of expenses to average net assets before expense waiver	0.26	%(c)(e)	0.25%	0.26	%(c)	0.25%	0.25%	0.43	%(b)
Ratio of expenses to average net assets after expense waiver	0.26	%(c)(e)	0.25%	0.26	%(c)	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.84	%(e)	0.79%	0.66%		0.95%	0.82%	0.61%
Portfolio turnover rate	111%		98%	106%		79%	78%	54%

(a)	Based on average shares outstanding.

(b)	Waiver was eliminated effective October 28, 2002.

(c)	Includes 0.01% of overdraft charges included in interest expense.

(d)	Not annualized.

(e)	Annualized.

104	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	105

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF LIFE FUNDS

	Growth & Income Fund

	For the Six Months Ended June 30, 2007		For the Years Ended December 31,

			2006	2005	2004	2003	2002

	(Unaudited)

SELECTED PER SHARE DATA
Net asset value, beginning of period	$24.82		$21.56	$20.49	$18.93	$15.22	$20.28

Gain (loss) from investment operations:
Net investment income (a)	0.21		0.37	0.29	0.32	0.23	0.21
Net realized and unrealized gain (loss) on total investments	2.48		3.26	1.06	1.56	3.79	(5.07)

Total gain (loss) from investment operations	2.69		3.63	1.35	1.88	4.02	(4.86)

Less distributions from:
Net investment income	—		(0.37)	(0.28)	(0.32)	(0.31)	(0.20)
In excess of net investment income	—		—	—	—	—	—
Net realized gains	—		—	—	—	—	—

Total distributions	—		(0.37)	(0.28)	(0.32)	(0.31)	(0.20)

Net asset value, end of period	$27.51		$24.82	$21.56	$20.49	$18.93	$15.22

TOTAL RETURN	10.84	%(c)	16.85%	6.57%	9.94%	26.39%	(23.95)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$69,979		$59,798	$51,627	$47,748	$44,403	$51,553
Ratio of expenses to average net assets before expense waiver	0.23	%(d)	0.23%	0.23%	0.23%	0.23%	0.41	%(b)
Ratio of expenses to average net assets after expense waiver	0.23	%(d)	0.23%	0.23%	0.23%	0.23%	0.23%
Ratio of net investment income to average net assets	1.64	%(d)	1.63%	1.41%	1.66%	1.41%	1.18%
Portfolio turnover rate	90%		119%	205%	85%	137%	112%

(a)	Based on average shares outstanding.

(b)	Waiver was eliminated effective October 28, 2002.

(c)	Not annualized.

(d)	Annualized.

106	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	107

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF LIFE FUNDS

	International Equity Fund

	For the Six Months Ended June 30, 2007		For the Years Ended December 31,

			2006	2005		2004	2003	2002

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$25.01		$19.54	$17.25		$14.93	$10.76	$12.88

Gain (loss) from investment operations:
Net investment income (a)	0.39		0.35	0.31		0.29	0.26	0.20
Net realized and unrealized gain (loss) on total investments	3.31		5.50	2.28		2.35	4.15	(2.06)

Total gain (loss) from investment operations	3.70		5.85	2.59		2.64	4.41	(1.86)

Less distributions from:
Net investment income	—		(0.38)	(0.30)		(0.32)	(0.24)	(0.19)
In excess of net investment income	—		—	—		—	—	(0.07)
Net realized gains	—		—	—		—	—	—

Total distributions	—		(0.38)	(0.30)		(0.32)	(0.24)	(0.26)

Net asset value, end of period	$28.71		$25.01	$19.54		$17.25	$14.93	$10.76

TOTAL RETURN	14.79	%(d)	29.95%	15.01%		17.72%	41.06%	(14.40)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$143,146		$111,142	$72,597		$52,151	$47,879	$33,738
Ratio of expenses to average net assets before expense waiver	0.31	%(c)(e)	0.29%	0.31	%(c)	0.29%	0.29%	0.49	%(b)
Ratio of expenses to average net assets after expense waiver	0.31	%(c)(e)	0.29%	0.31	%(c)	0.29%	0.29%	0.29%
Ratio of net investment income to average net assets	2.93	%(e)	1.59%	1.75%		1.87%	2.15%	1.68%
Portfolio turnover rate	142%		149%	153%		158%	139%	53%

(a)	Based on average shares outstanding.

(b)	Waiver was eliminated effective October 28, 2002.

(c)	Includes 0.02% of overdraft charges included in interest expense.

(d)	Not annualized.

(e)	Annualized.

108	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	109

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF LIFE FUNDS

	Large-Cap Value Fund

	For the Six Months Ended June 30, 2007							For the Period October 28, 2002 (effective date of SEC Registration) to December 31, 2002(e)	September 4, 2002 (commencement of operations) to December 31, 2002(e)

			For the Years Ended December 31,

			2006	2005		2004	2003

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$36.02		$32.04	$33.07		$31.62	$24.84	$24.60	$25.00

Gain (loss) from investment operations:
Net investment income (a)	0.39		0.64	0.72		0.74	0.60	0.12	0.17
Net realized and unrealized gain (loss) on total investments	3.00		6.26	0.95		5.82	7.65	0.28	(0.17)

Total gain (loss) from investment operations	3.39		6.90	1.67		6.56	8.25	0.40	—

Less distributions from:
Net investment income	—		(0.61)	(0.70)		(0.67)	(0.57)	(0.16)	(0.16)
In excess of net investment income	—		—	—		—	—	—	—
Net realized gains	—		(2.31)	(2.00)		(4.44)	(0.90)	—	—

Total distributions	—		(2.92)	(2.70)		(5.11)	(1.47)	(0.16)	(0.16)

Net asset value, end of period	$39.41		$36.02	$32.04		$33.07	$31.62	$24.84	$24.84

TOTAL RETURN	9.41	%(d)	21.58%	4.94%		20.76%	33.23%	1.63%	0.01%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$80,175		$66,917	$49,028		$42,428	$29,760	$20,178	$20,178
Ratio of expenses to average net assets before expense waiver	0.25	%(c)(e)	0.24%	0.25	%(c)	0.24%	0.24%	0.04%	0.08%
Ratio of expenses to average net assets after expense waiver	0.25	%(c)(e)	0.24%	0.25	%(c)	0.24%	0.24%	0.04%	0.08%
Ratio of net investment income to average net assets	2.10	%(e)	1.83%	2.17%		2.23%	2.19%	0.46%	0.69%
Portfolio turnover rate	110%		102%	112%		149%	159%	70%	94%

(a)	Based on average shares outstanding.

(b)	Waiver was eliminated effective October 28, 2002.

(c)	Includes 0.01% of overdraft charges included in interest expense.

(d)	Not annualized.

(e)	Annualized.

110	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	111

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF LIFE FUNDS

	Small-Cap Equity Fund

								For the Period October 28, 2002 (effective date of SEC registration) to December 31, 2002(e)	For the Period September 4, 2002 (commencement of operations) to December 31, 2002(e)

	For the Six Months Ended June 30, 2007
			For the Years Ended December 31,

			2006	2005		2004	2003

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$32.12		$30.02	$33.43		$32.98	$24.63	$23.94	$25.00

Gain (loss) from investment operations:
Net investment income (a)	0.35		0.37	0.33		0.39	0.39	0.08	0.13
Net realized and unrealized gain (loss) on total investments	1.80		4.95	1.30		6.17	11.71	0.73	(0.38)

Total gain (loss) from investment operations	2.15		5.32	1.63		6.56	12.10	0.81	(0.25)

Less distributions from:
Net investment income	—		(0.38)	(0.37)		(0.39)	(0.36)	(0.12)	(0.12)
In excess of net investment income	—		—	—		—	—	—	—
Net realized gains	—		(2.84)	(4.67)		(5.72)	(3.39)	—	—

Total distributions	—		(3.22)	(5.04)		(6.11)	(3.75)	(0.12)	(0.12)

Net asset value, end of period	$34.27		$32.12	$30.02		$33.43	$32.98	$24.63	$24.63

TOTAL RETURN	6.69	%(e)	17.84%	4.58%		19.83%	48.95%	3.40%	(0.98)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$61,767		$57,190	$45,332		$42,194	$34,459	$20,044	$20,044
Ratio of expenses to average net assets before expense waiver	0.11	%(c)(f)	0.10%	0.12	%(d)	0.10%	0.10%	0.02%	0.03%
Ratio of expenses to average net assets after expense waiver	0.11	%(c)(f)	0.10%	0.12	%(d)	0.10%	0.10%	0.02%	0.03%
Ratio of net investment income to average net assets	2.12	%(f)	1.12%	1.01%		1.13%	1.32%	0.32%	0.55%
Portfolio turnover rate	122%		246%	400%		221%	237%	43%	57%

(a)	Based on average shares outstanding.

(b)	Waiver was eliminated effective October 28, 2002.

(c)	Includes 0.01% of overdraft charges included in interest expense.

(d)	Includes 0.02% of overdraft charges included in interest expense.

(e)	Not annualized.

(f)	Annualized.

112	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	113

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF LIFE FUNDS

	Stock Index Fund

	For the Six Months Ended June 30, 2007		For the Years Ended December 31,

			2006	2005	2004	2003	2002

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$30.94		$27.45	$26.31	$23.93	$18.86	$24.45

Gain (loss) from investment operations:
Net investment income (a)	0.31		0.51	0.46	0.46	0.35	0.33
Net realized and unrealized gain (loss) on total investments	1.89		3.78	1.14	2.38	5.47	(5.56)

Total gain (loss) from investment operations	2.20		4.29	1.60	2.84	5.82	(5.23)

Less distributions from:
Net investment income	—		(0.52)	(0.46)	(0.45)	(0.36)	(0.36)
In excess of net investment income	—		—	—	—	—	—
Net realized gains	—		(0.28)	—	(0.01)	(0.39)	—

Total distributions	—		(0.80)	(0.46)	(0.46)	(0.75)	(0.36)

Net asset value, end of period	$33.14		$30.94	$27.45	$26.31	$23.93	$18.86

TOTAL RETURN	7.11	%(c)	15.62%	6.04%	11.89%	30.85%	(21.38)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$186,832		$171,015	$152,936	$143,222	$118,320	$88,779
Ratio of expenses to average net assets before expense waiver	0.06	%(d)	0.06%	0.06%	0.06%	0.06%	0.26	%(b)
Ratio of expenses to average net assets after expense waiver	0.06	%(d)	0.06%	0.06%	0.06%	0.06%	0.07%
Ratio of net investment income to average net assets	1.92	%(d)	1.75%	1.73%	1.88%	1.68%	1.56%
Portfolio turnover rate	16%		14%	8%	12%	26%	9%

(a)	Based on average shares outstanding.

(b)	Waiver was eliminated effective October 28, 2002.

(c)	Not annualized.

(d)	Annualized.

114	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	115

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF LIFE FUNDS

	Social Choice Equity Fund

	For the Six		For the Years Ended December 31,
	Months Ended
	June 30, 2007		2006	2005	2004	2003	2002

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$26.94		$24.02	$22.75	$20.60	$16.09	$20.61

Gain (loss) from investment operations:
Net investment income (a)	0.25		0.43	0.38	0.39	0.29	0.26
Net realized and unrealized gain (loss) on total investments	1.49		3.08	1.24	2.16	4.54	(4.52)

Total gain (loss) from investment operations	1.74		3.51	1.62	2.55	4.83	(4.26)

Less distributions from:
Net investment income	—		(0.43)	(0.35)	(0.40)	(0.32)	(0.26)
In excess of net investment income	—		—	—	—	—	—
Net realized gains	—		(0.16)	—	—	—	—

Total distributions	—		(0.59)	(0.35)	(0.40)	(0.32)	(0.26)

Net asset value, end of period	$28.68		$26.94	$24.02	$22.75	$20.60	$16.09

TOTAL RETURN	6.46	%(c)	14.64%	7.11%	12.39%	30.03%	(20.68)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$38,900		$35,931	$32,557	$27,605	$26,510	$22,683
Ratio of expenses to average net assets before expense waiver	0.07	%(d)	0.07%	0.07%	0.07%	0.07%	0.34	%(b)
Ratio of expenses to average net assets after expense waiver	0.07	%(d)	0.07%	0.07%	0.07%	0.07%	0.17%
Ratio of net investment income to average net assets	1.82	%(d)	1.69%	1.63%	1.82%	1.64%	1.43%
Portfolio turnover rate	7%		19%	8%	5%	15%	27%

(a)	Based on average shares outstanding.

(b)	Waiver was eliminated effective October 28, 2002.

(c)	Not annualized.

(d)	Annualized.

116	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	117

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF LIFE FUNDS

	Real Estate Securities Fund

								For the Period	For the Period
								October 28, 2002	September 4, 2002
								(effective date of	(commencement of
	For the Six		For the Years Ended December 31,					SEC registration)	operations) to
	Months Ended							to December 31,	December 31,
	June 30, 2007		2006	2005		2004	2003	2002(e)	2002(e)

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$38.04		$30.98	$33.89		$30.00	$24.48	$23.67	$25.00

Gain (loss) from investment operations:
Net investment income (a)	1.11		0.82	0.96		1.45	1.54	0.25	0.44
Net realized and unrealized gain (loss) on total investments	(3.28)		9.63	1.51		8.40	8.24	0.91	(0.61)

Total gain (loss) from investment operations	(2.17)		10.45	2.47		9.85	9.78	1.16	(0.17)

Less distributions from:
Net investment income	—		(1.09)	(1.38)		(1.26)	(1.39)	(0.31)	(0.31)
In excess of net investment income	—		—	—		—	—	—	—
Net realized gains	—		(2.30)	(4.00)		(4.70)	(2.87)	(0.04)	(0.04)

Total distributions	—		(3.39)	(5.38)		(5.96)	(4.26)	(0.35)	(0.35)

Net asset value, end of period	$35.87		$38.04	$30.98		$33.89	$30.00	$24.48	$24.48

TOTAL RETURN	(5.70	)%(e)	34.05%	7.19%		32.98%	39.96%	4.94%	(0.65)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$94,851		$104,705	$70,659		$63,899	$35,311	$20,194	$20,194
Ratio of expenses to average net assets before expense waiver	0.27	%(c)(f)	0.25%	0.29	%(d)	0.25%	0.25%	0.04%	0.08%
Ratio of expenses to average net assets after expense waiver	0.27	%(c)(f)	0.25%	0.29	%(d)	0.25%	0.25%	0.04%	0.08%
Ratio of net investment income to average net assets	5.71	%(f)	2.30%	2.80%		4.41%	5.32%	1.03%	1.80%
Portfolio turnover rate	105%		117%	239%		315%	189%	100%	117%

(a)	Based on average shares outstanding.

(c)	Includes 0.02% of overdraft charges included in interest expense.

(d)	Includes 0.04% of overdraft charges included in interest expense.

(e)	Not annualized.

(f)	Annualized.

118	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	119

FINANCIAL HIGHLIGHTS	continued

TIAA-CREF LIFE FUNDS

	Bond Fund

						For the Period July 8, 2003 (commencement of operations/effective date of SEC registration) to December 31, 2003(b)

	For the Six Months Ended June 30, 2007		For the Years Ended December 31,

			2006	2005	2004

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$24.41		$24.44	$24.88	$24.74	$25.00

Gain (loss) from investment operations:
Net investment income (a)	0.64		1.21	1.10	0.95	0.40
Net realized and unrealized gain (loss) on total investments	(0.44)		(0.06)	(0.48)	0.09	(0.24)

Total gain (loss) from investment operations	0.20		1.15	0.62	1.04	0.16

Less distributions from:
Net investment income	—		(1.18)	(1.06)	(0.90)	(0.40)
In excess of net investment income	—		—	—	—	—
Net realized gains	—		—	—	—	(0.02)

Total distributions	—		(1.18)	(1.06)	(0.90)	(0.42)

Net asset value, end of period	$24.61		$24.41	$24.44	$24.88	$24.74

TOTAL RETURN	0.82	%(b)	4.70%	2.51%	4.21%	0.67%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$77,299		$71,761	$66,434	$58,375	$50,018
Ratio of expenses to average net assets	0.10	%(c)	0.10%	0.10%	0.10%	0.05%
Ratio of net investment income to average net assets	5.22	%(c)	4.88%	4.35%	3.78%	1.63%
Portfolio turnover rate	91%		76%	78%	103%	272%

(a)	Based on average shares outstanding.

(b)	Not annualized.

(c)	Annualized.

120	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	121

FINANCIAL HIGHLIGHTS	concluded

TIAA-CREF LIFE FUNDS

	Money Market Fund

						For the Period July 8, 2003 (commencement of operations/effective date of SEC registration) to December 31, 2003(b)

	For the Six Months Ended June 30, 2007		For the Years Ended December 31,

			2006	2005	2004

	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Gain (loss) from investment operations:
Net investment income (a)	0.03		0.05	0.03	0.01	0.00	(c)
Net realized and unrealized gain (loss) on total investments	—		—	—	—	—

Total gain (loss) from investment operations	0.03		0.05	0.03	0.01	0.00	(c)

Less distributions from:
Net investment income	(0.03)		(0.05)	(0.03)	(0.01)	0.00	(c)
In excess of net investment income	—		—	—	—	—
Net realized gains	—		—	—	—	—

Total distributions	(0.03)		(0.05)	(0.03)	(0.01)	0.00	(c)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	2.65	%(b)	5.10%	3.25%	1.34%	0.49%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$75,726		$53,894	$37,185	$26,371	$20,824
Ratio of expenses to average net assets	0.06	%(d)	0.06%	0.06%	0.06%	0.03%
Ratio of net investment income to average net assets	5.29	%(d)	4.99%	3.24%	1.35%	0.46%
Portfolio turnover rate	N/A		N/A	N/A	N/A	N/A

(a)	Based on average shares outstanding.

(b)	Not annualized.

(c)	Amount represents less than $0.01 per share.

(d)	Annualized.

N/A–Not applicable.

122	2007 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements	TIAA-CREF Life Funds ▪ 2007 Semiannual Report	123

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TIAA-CREF LIFE FUNDS

Note 1—significant accounting policies

TIAA-CREF Life Funds (the “Funds” or individually, the “Fund”) is a Delaware statutory trust that was organized on August 13, 1998, and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Funds consist of ten series (each referred to as a “Fund”). Certain registered separate accounts (“the Account”) of TIAA-CREF Life Insurance Company (“TIAA-CREF Life”), which is a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), have various sub-accounts which correspond to and invest in the Funds. TIAA invested in each of the Funds at its commencement of operations. At June 30, 2007, TIAA held the following amounts in the Funds:

Fund	Investments in Funds Held By TIAA	Percentage of Net Assets

Growth Equity	$—	—%
Growth & Income	12,759,514	18.23
International Equity	32,484,322	22.69
Large-Cap Value	28,647,253	35.73
Small-Cap Equity	25,627,931	41.49
Stock Index	—	—
Social Choice Equity	12,692,739	32.63
Real Estate Securities	36,998,634	39.01
Bond	55,794,776	72.18
Money Market	—	—

The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Valuation of investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Fund), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. For the Money Market Fund, all of its investments are valued using the amortized cost, or market value if market value is materially different from amortized cost. Investments in other registered investment companies are valued at their net asset value. Foreign investments are

124	2007 Semiannual Report ▪ TIAA-CREF Life Funds

valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. Dollars at the prevailing rates of exchange on the date of valuation. Stock and bond index futures and options, are valued at the last sale price as of the close of business on the board of trade or exchange on which they are traded.

Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events materially affecting their value occur between the time their price is determined and the time a Fund’s net asset value is calculated. The fair value of securities may be determined with the assistance of a pricing service, which attempts to calculate a fair value for securities based on numerous factors including correlations of a security’s price with securities indices and other appropriate indicators, such as American Depositary Receipts and futures contracts. Other factors may also be considered in determining fair value, such as fundamental analytical data, market and trading trends, and public trading of similar securities of the issuer or comparable issuers.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. The Funds have retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities.

Accounting for investments: Securities transactions and investments in underlying funds are accounted for as of the trade date. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

Distributions received from Real Estate Investment Trusts (“REITs”) are recorded on the ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, realized gains and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by each REIT, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	125

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Mortgage dollar roll transactions:  The Funds may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery and contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Funds’ policy is to record the dollar rolls using “to be announced” mortgage-backed securities as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar roll commitments. In addition, the Funds may receive compensation that is recorded as deferred income and amortized to income over the roll period. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing their yields.

Cash: The Funds may hold cash in its account with the custodian. The Funds, throughout the year, may have a cash overdraft balance. A fee is incurred on this overdraft.

Foreign currency transactions and translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. Dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward foreign currency contracts: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Funds are also exposed to credit risk associated with counterparty non-performance on these forward foreign currency contracts which is typically limited to the unrealized gain on each open contract.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in

126	2007 Semiannual Report ▪ TIAA-CREF Life Funds

continued

the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. There were no open forward foreign currency contracts for the six months ended June 30, 2007.

Securities lending: The Funds may lend portfolio securities to qualified borrowers, consisting of financial institutions and brokers. By lending such securities, the Funds attempt to increase their net investment income through the receipt of interest on collateral (after rebates and fees). Such income is included in interest income on the Statement of Operations. The value of loaned securities and the liability related to the cash collateral received are reflected on the Statements of Assets and Liabilities. The loans are secured by collateral equal to at least 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of securities loaned for foreign securities. All cash collateral (except for the Social Choice Equity Fund) is invested in the State Street Navigator Securities Lending Prime Portfolio. The market value of the loaned securities is determined at the close of each business day, and any additional required collateral is delivered to the Funds before the end of the following business day. The Funds continue to receive income (dividends and interest) paid on the securities loaned via payments “in lieu” received from the borrowers. The Funds have the right under the lending agreement to recover securities from the borrower on demand. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. However, the Funds are indemnified by their lending agent against any losses related to borrower defaults.

Futures contracts: The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	127

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Securities purchased on a when-issued or delayed delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Funds to greater risk that such transactions may not be consummated.

Treasury Inflation-Protected Securities (“TIPS”): The Bond Fund may invest in TIPS, which are specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation are reflected in interest income in the Statements of Operations. TIPS are backed by the full faith and credit of the U.S. Government. TIPS are subject to interest rate risk. However, because TIPS have better price protection through inflation adjustments, they tend to perform well in a rising rate environment if rates increase due to inflation.

Targeted Return Index Securities (“TRAINs”): The Funds may invest in TRAINs, which are investment vehicles structured as trusts. Each trust represents an undivided investment interest in the pool of securities (generally high yield securities) underlying the trust without the brokerage and other expenses associated with holding small positions in individual securities. The Funds carry on their books the current face value of the TRAIN which represents the current face value of the underlying securities. If a security is removed from the TRAIN the current face value will be reduced equal to the face value of the security. The holder will have the option of receiving their portion of the bond or cash. These securities accrual payments are based upon the underlying securities so that the payment dates coincide with the individual securities in the TRAIN.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Distributions to shareholders: Distributions from net investment income, if any, are declared and paid annually for each of the Funds, except for the Money Market

128	2007 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Fund, in which case distributions are declared daily and paid monthly.Distributions from realized gains, if any, are declared and paid annually for each of the Funds to the extent they exceed capital loss carryovers.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred.

Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—management agreement

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Management Agreement between Advisors and the Funds. Under the terms of the Investment Management Agreement, each Fund pays a unitary fee for all services, including investment management services, based on the average daily net assets of each Fund. During the six months ended

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	129

NOTES TO FINANCIAL STATEMENTS   (UNAUDITED)

June 30, 2007, Advisors received the following annualized percentage of each Fund’s average daily net assets:

Fund	Management Fee

Growth Equity	0.25%
Growth & Income	0.23%
International Equity	0.29%
Large-Cap Value	0.24%
Small-Cap Equity	0.10%
Stock Index	0.06%
Social Choice Equity	0.07%
Real Estate Securities	0.25%
Bond	0.10%
Money Market	0.06%

Total management fees incurred for each Fund for the six months ended June 30, 2007, are reflected in the Statements of operations.

The Trustees of the Funds, all of whom are independent, receive remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. TIAA oversees the administration and recordkeeping of these deferred compensation plans on behalf of the Funds.

Note 3—investments

At June 30, 2007, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Growth Equity	$4,506,907	$(601,869)	$3,905,038
Growth & Income	13,218,406	(240,110)	12,978,296
International Equity	20,982,085	(3,066,659)	17,915,426
Large-Cap Value	9,841,729	(1,116,644)	8,725,085
Small-Cap Equity	6,677,101	(2,175,101)	4,502,000
Stock Index	49,874,525	(13,191,918)	36,682,607
Social Choice Equity	9,517,363	(4,160,285)	5,357,078
Real Estate Securities	5,148,757	(3,314,523)	1,834,234
Bond	81,704	(2,068,405)	(1,986,701)

130	2007 Semiannual Report ▪ TIAA-CREF Life Funds

continued

At June 30, 2007, the following Fund held open futures contracts:

Fund	Futures Contracts	Number of Contracts	Market Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

Social Choice Equity	E-mini S&P 500 Index	9	$681,930	September 2007	$2,557
	Mini Russell	1	84,210	September 2007	23

			$766,140		$2,580

For the six months ended June 30, 2007, purchases and sales proceeds of investments, other than short-term investments, were as follows:

Fund	Non-Government Purchases	Government Purchases	Non-Government Sales	Government Sales

Growth Equity	$17,434,677	$—	$17,332,954	$—
Growth & Income	34,800,732	—	30,993,805	—
International Equity	111,996,631	—	94,860,335	—
Large-Cap Value	45,013,333	—	42,173,186	—
Small-Cap Equity	41,000,886	—	39,262,190	—
Stock Index	22,726,853	—	15,229,331	—
Social Choice Equity	2,771,268	—	2,735,441	—
Real Estate Securities	61,933,491	—	62,996,379	—
Bond	10,021,548	20,546,089	6,789,825	26,224,721

Note 4—distributions to shareholders

The tax character of distributions paid to shareholders during the year ended December 31, 2006 were as follows:

	2006

Fund	Ordinary Income	Long-Term Capital Gain	Total

Growth Equity	$223,438	$—	$223,438
Growth & Income	884,077	—	884,077
International Equity	1,638,883	—	1,638,883
Large-Cap Value	2,218,638	2,773,270	4,991,908
Small-Cap Equity	3,103,838	2,107,937	5,211,775
Stock Index	2,787,474	1,485,780	4,273,254
Social Choice Equity	617,646	164,271	781,917
Real Estate Securities	4,354,380	4,185,219	8,539,599
Bond	3,316,713	—	3,316,713
Money Market	2,135,839	—	2,135,839

The tax character of the fiscal year 2007 distributions will be determined at the end of the fiscal year.

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	131

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	concluded

Note 5—line of credit

Each of the Funds, except the Bond and Money Market Funds, participate in a $1.5 billion committed revolving credit facility dated August 7, 2006 that can be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by Advisors. Interest associated with any borrowing under the facility is charged to Advisors at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the six months ended June 30, 2007, there were no borrowings under this credit facility by the Funds.

Note 6—new accounting pronouncements

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including what jurisdiction the entity may be taxable in), and requires certain expanded tax disclosures. FIN 48 is effective for financial statements dated after June 29, 2007, and is to be applied to all open tax years as of the date of effectiveness. Management has evaluated the application of FIN 48 to the Funds’ financial statements for the period ended June 30, 2007 and has determined, under guidelines established by FIN 48 that no adjustments should be made to these financial statements.

In September 2006, FASB issued Statement of Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”). This new standard applies to all entities that follow U.S. GAAP and their valuation techniques for assets and liabilities. SFAS 157 defines fair value, establishes a framework for measuring fair value under U.S. GAAP, and expands disclosures about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statements.

132	2007 Semiannual Report ▪ TIAA-CREF Life Funds

BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENT

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Life Funds (the “Funds”) is responsible for overseeing the Funds’ corporate policies and for adhering to fiduciary standards under the Investment Company Act of 1940, as amended (the “1940 Act”), and other applicable laws. Among its duties, the Board is responsible for determining annually whether to renew the investment management agreement (the “Agreement”) between the Funds and Teachers Advisors, Inc. (“TAI”). Under the Agreement, TAI is responsible for providing to (or obtaining for) each Fund all of the services necessary for its ordinary operation, including investment advisory, transfer agency, dividend disbursing, custody, accounting and administrative services.

Section 15(c) of the 1940 Act provides that, after an initial period, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Fund, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

OVERVIEW OF THE RENEWAL PROCESS

The Board held a meeting on April 3, 2007, at which it considered the annual renewal of the Agreement. Prior to that meeting, the Board had implemented an enhanced process by which it determined to review and consider the renewal of the Agreement. As part of that process, the Board delegated certain duties to its Operations Committee. Among these duties, the Operations Committee was asked to work with management and legal counsel to the Trustees to develop more refined guidelines relating to the types of information to be provided to the Committee and to all Trustees in connection with the proposed contract renewals, and then to help evaluate the information provided in response to those guidelines. During a series of meetings held prior to April 3, 2007, the Operations Committee helped to develop such guidelines in consultation with management representatives and input from other Trustees and legal counsel to the Trustees, and then evaluated the information produced in accordance with those guidelines.

Among other matters, the Operations Committee helped to develop guidelines regarding reports to be provided to all Trustees with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their annual advisory contract renewal processes.

As a result of instructions by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance and, as applicable, brokerage commission costs and portfolio turnover rates. Lipper also compared much of this data for each Fund against a suitable

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	133

BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENT

universe of comparable investment companies and, in the case of the investment performance data, against a more selective peer group of mutual funds and against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15 of the 1940 Act.

Among other matters, the Operations Committee also developed a framework of factors that could be considered by the Trustees in order to evaluate the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized by TAI.

In advance of the Board meeting held on April 3, 2007, independent legal counsel for the Trustees requested, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew each Fund’s Agreement. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of each Fund’s performance relative to its applicable benchmarks and peer groups, together with an explanation of any special events that had a material impact on performance during the prior year; (2) a description of any fee waiver or expense reimbursement arrangements that were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fees under the Agreement as compared to any other comparable accounts managed by the TAI; (4) any “fall-out” benefits that accrued to TAI due to its relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, disaster recovery plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interests confronted by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement; and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

134	2007 Semiannual Report ▪ TIAA-CREF Life Funds

continued

In considering whether to renew the Agreement, the Board, with assistance from its Operations Committee, reviewed various factors with respect to each Fund, including: (1) the nature, extent and quality of services provided by TAI to each Fund; (2) the investment performance of each Fund; (3) the costs of the services provided to each Fund and the profits (if any) realized by TAI and its affiliates from their relationship with the Funds; (4) the extent to which economies of scale have been realized as each Fund grows; (5) whether the fee schedules set forth in the Agreement reflect any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by TAI with other clients; and (7) any other benefits derived or anticipated to be derived by TAI from its relationship with the Funds. As a general matter, the Trustees viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of each Fund’s Agreement, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from Kirkpatrick & Lockhart Preston Gates Ellis LLP, its independent legal counsel, as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement for all Funds at the same meeting on April 3, 2007, the Board received and considered Fund-specific information on a Fund-by-Fund basis and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew each Agreement, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew each Fund’s Agreement.

At its meeting on April 3, 2007, the Board voted unanimously to renew the particular Agreement for each Fund. Set forth below are the general factors the Board considered for all of the Funds, followed by an outline of the specific factors the Board considered for each particular Fund.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. The investment professionals at TAI also have managed various accounts of the College Retirement Equities Fund (“CREF”) since their inception. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	135

BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENT

particular types of investments in question; and reporting on the investment performance of the Funds to the Boards on a regular basis. The Board considered that TAI has carried out these responsibilities in a professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In the course of its review of the quality of TAI’s services, the Board examined the investment performance of each Fund and concluded that it was reasonable when compared with Fund benchmarks and peer groups of mutual funds, and that, in the case of underperforming Funds, TAI represented that it had taken or was planning to implement affirmative steps to enhance the investment performance.

In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this connection, the Board considered that it intends to work with management during the next year in an effort to develop enhanced metrics for measuring the ongoing performance of certain affiliated and unaffiliated service providers. The Board also considered that, through these metrics and other actions, it intends to monitor progress with respect to ongoing improvements in services provided by those firms or through outsourcing to other firms, including, as appropriate, further enhancements to administrative and compliance services.

INVESTMENT PERFORMANCE

The Board considered the investment performance of each class of shares of each Fund, as applicable, over one-, two-, three-, four- and five-year periods and since inception of the Fund’s operations. The Board also considered each Fund’s performance as compared to its peer groups and benchmark indices. In this regard, the Board considered that most of the Funds achieved performance that compares favorably to their benchmarks (after considering the effect of expenses incurred to operate the Funds) and, with some exceptions, ranked in the top three performance quintiles versus their peer groups of mutual funds. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) The Board considered that in those cases in which Funds had underperformed their benchmarks or peer groups of mutual funds, TAI had taken reasonable remedial actions or represented that it was in the process of taking such actions. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable. In addition, the Board considered that it intends to work with management during the coming year to review further the best execution and portfolio turnover practices of TAI with respect to certain Funds to assess whether those practices continue to be in the best interests of shareholders.

136	2007 Semiannual Report ▪ TIAA-CREF Life Funds

continued

COST AND PROFITABILITY

The Board considered financial and profitability data relating to TAI for the calendar year 2006. In this connection, the Board considered each Fund’s unitary fee structure under which TAI is obligated to provide (or arrange and pay for) all of the services necessary for each Fund’s ordinary operations, including investment advisory, transfer agency, dividend disbursing, custody, accounting and administrative services. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Funds. The Board considered that TAI has consistently incurred losses based on its services to each of the Funds under the Agreement. Among other considerations, the Board acknowledged the reasonableness of having fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. In this connection, the Board noted its ongoing efforts to examine the level of personnel and other resources available to portfolio management functions so as to assess whether sufficient resources continue to be devoted to these functions. The Board also considered that it would continue to review the profitability levels of TAI annually during its yearly review of the Funds’ management arrangements to ensure that TAI’s fees remain fair and reasonable and that its profits (if any) for managing the Funds were not excessive.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the fee rates charged to the Funds under the Agreement typically were lower or significantly lower than the fee rates charged by many or most comparable mutual funds. Based on all factors considered, the Board determined that the fee rates under the Agreement were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

ECONOMIES OF SCALE

The Board considered whether TAI has or would experience economies of scale in connection with the operation of each Fund. In this connection, the Board considered that TAI had incurred operating losses in 2006 with respect to its services provided to each of the Funds. The Board determined that current fee rates at current asset levels were low compared to peer groups of mutual funds. Thus, the Board determined that the Funds’ fee schedules were reasonable in light of current economies of scale considerations and current asset levels. In addition, the Board considered that it intends to work with management during the coming year to evaluate whether any material asset growth by the Funds has created or would create economies of scale for TAI and, if so, to determine whether any

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	137

BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENT

portion of savings from such economies of scale could be passed on to Fund shareholders through the addition of fee schedule breakpoints.

FEE COMPARISON WITH OTHER TAI CLIENTS

The Board considered that TAI provides similar investment management services to other affiliated investment companies. In addition, TAI, through its TIAA-CREF Asset Management division, manages large institutional client assets through unregistered commingled funds and separate accounts with similar investment strategies and investment staff. The Board considered the schedule of fees for each of the comparable funds. The Board also considered TAI’s representation that, while management fee rates may differ for comparable funds, this is due in part to the unitary nature of each Fund’s fees and to the fact that some of the comparable funds are offered through products that charge additional fees to its investors. In this connection, the Board considered TAI’s representation that because the comparable funds target different types of investors and use different distribution channels, these factors justify different pricing schedules.

OTHER BENEFITS

The Board also considered additional benefits to the Funds and to TAI arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. Also, certain Funds managed by TAI are managed in the same manner and by the same personnel as certain of the CREF Accounts, resulting in the possibility for benefits associated with economies of scale.

FUND-BY FUND FACTORS

The Funds’ Trustees considered the following specific factors (among others) during their determination to renew the Agreement for each Fund described in this Report. If a Fund is described in the following discussions as being in the “first” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. All periods referenced below end as of December 31, 2006. Under the Morningstar rating system, 5 stars is the highest rating category and 1 star is the lowest rating category.

GROWTH EQUITY FUND

•	The Fund’s annual contractual management fee is 0.25% of average daily net assets. The Fund utilizes a unitary pricing structure.

•	The Fund’s management fees and total expenses are in the 1st quintile of the group of comparable funds hand selected by Lipper for expense comparison

138	2007 Semiannual Report ▪ TIAA-CREF Life Funds

continued

purposes (“Expense Group”) and the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).

•

For the one-year period, the Fund was in the 3rd quintile of the universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”) and in the 4th quintile of its Performance Universe for the two-, three-, four- and five-year periods.

•	The Fund received an Overall Morningstar Rating of 2 stars for the one-year period.

•	TAI incurred a net loss on the Fund for the one-year period.

GROWTH & INCOME FUND

•	The Fund’s annual contractual management fee is 0.23% of average daily net assets. The Fund utilizes a unitary pricing structure.

•	The Fund’s management fees and total expenses are in the 1st quintile of its Expense Group and Expense Universe.

•

For the one-, two- and three-year periods, the Fund was in the 1st quintile of its Performance Universe; while, for the four- and five-year periods, the Fund was in the 2nd and 3rd quintile of its Performance Universe, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.

•	In March 2005, TAI added a new portfolio manager to the Fund. The Fund’s performance track record has continued to improve steadily since this change.

•	TAI incurred a net loss on the Fund for the one-year period.

INTERNATIONAL EQUITY FUND

•	The Fund’s annual contractual management fee is 0.29% of average daily net assets. The Fund utilizes a unitary pricing structure.

•	The Fund’s management fees and total expenses are in the 1st quintile of its Expense Group and Expense Universe.

•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 1st quintile of its Performance Universe.

•	For the three-year period, the Fund produced positive alpha relative to the Lipper category index.

•	The Fund received an Overall Morningstar Rating of 4 stars for the one-year period.

•	TAI incurred a net loss on the Fund for the one-year period.

LARGE-CAP VALUE FUND

•	The Fund’s annual contractual management fee is 0.24% of average daily net assets. The Fund utilizes a unitary pricing structure.

•	The Fund’s management fees and total expenses are in the 1st quintile of its Expense Group and Expense Universe.

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	139

BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENT

•	For the one-, three- and four-year periods, the Fund was in the 1st quintile of its Performance Universe, and was in the 2nd quintile of its Performance Universe for the two-year period.

•	The Fund received an Overall Morningstar Rating of 5 stars for the one-year period.

•	TAI incurred a net loss on the Fund for the one-year period.

SMALL-CAP EQUITY FUND

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. The Fund utilizes a unitary pricing structure.

•	The Fund’s management fees and total expense are in the 1st quintile of its Expense Group and Expense Universe.

•	For the one-, two- and three-year periods, the Fund was in the 2nd quintile of its Performance Universe. For the four-year period, the Fund was in the 1st quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.

•	TAI incurred a net loss on the Fund for the one-year period.

STOCK INDEX FUND

•	The Fund’s annual contractual management fee is 0.06% of average daily net assets. The Fund utilizes a unitary pricing structure.

•	The Fund’s management fees and total expense are in the 1st quintile of its Expense Group and Expense Universe.

•

For the one- and two-year periods, the Fund was in the 2nd quintile of its Performance Universe, an improvement from its 3rd quintile ranking for these same periods ended December 31, 2005. For the three-, four- and five-year periods, the Fund was in the 3rd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 stars for the one-year period.

•	TAI incurred a net loss on the Fund for the one-year period.

SOCIAL CHOICE EQUITY FUND

•	The Fund’s annual contractual management fee is 0.07% of average daily net assets. The Fund utilizes a unitary pricing structure.

•	The Fund’s management fees and total expenses are in the 1st quintile of its Expense Group and Expense Universe.

•

For the one-, four- and five-year periods, the Fund was in the 3rd quintile of its Performance Universe. For the two- and three-year periods, the Fund was in the 2nd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 stars for the one-year period.

•	TAI incurred a net loss on the Fund for the one-year period.

140	2007 Semiannual Report ▪ TIAA-CREF Life Funds

concluded

REAL ESTATE SECURITIES FUND

•	The Fund’s annual contractual management fee is 0.25% of average daily net assets. The Fund utilizes a unitary pricing structure.

•	The Fund’s management fees and total expenses are in the 1st quintile of its Expense Group and Expense Universe.

•	For the two-, three- and four-year periods, the Fund was in the 5th quintile of its Performance Universe. For the one-year period, the Fund was in the 4th quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 2 stars for the one-year period.

•	To enhance the Fund’s performance, TAI changed the portfolio management team and added new analysts. These changes began to show positive short-term results in the 4th quarter of 2006.

•	TAI incurred a net loss on the Fund for the one-year period.

BOND FUND

•	The Fund’s annual contractual management fee is 0.10% of average daily net assets. The Fund utilizes a unitary pricing structure.

•	The Fund’s management fees and total expense are in the 1st quintile of its Expense Group and Expense Universe.

•	For the one-, two- and three-year periods, the Fund was in the 1st quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 stars for the one-year period.

•	TAI incurred a net loss on the Fund for the one-year period.

MONEY MARKET FUND

•	The Fund’s annual contractual management fee is 0.06% of average daily net assets. The Fund utilizes a unitary pricing structure.

•	The Fund’s management fees and total expenses are in the 1st quintile of its Expense Group and Expense Universe.

•	For the one-, two- and three-year periods, the Fund was in the 1st quintile of its Performance Universe.

•	Money market funds are not rated by Morningstar.

•	TAI incurred a net loss on the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement.

TIAA-CREF Life Funds ▪ 2007 Semiannual Report	141

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HOW TO REACH US

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ADVISOR SERVICES

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TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members NASD, distribute securities products. You should consider the investment objectives, risks, charges and expenses carefully before investing. Please call 800 223-1200 or visit www.tiaa-cref.org for a prospectus that contains this and other information. Please read the prospectus carefully before investing. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuity products. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC, member NASD/SIPC. TIAA-CREF Trust Company, FSB, provides trust services. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

©2007 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

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Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS
GROWTH EQUITY FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.79%

AMUSEMENT AND RECREATION SERVICES - 1.60%
14,573	e*	Activision, Inc	$272,078
600		Nintendo Co Ltd	218,906
		TOTAL AMUSEMENT AND RECREATION SERVICES	490,984

APPAREL AND OTHER TEXTILE PRODUCTS - 0.83%
2,597	e	Polo Ralph Lauren Corp	254,792
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	254,792

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.32%
13,159		Lowe's Cos, Inc	403,850
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	403,850

BUSINESS SERVICES - 13.33%
14,443	*	Adobe Systems, Inc	579,886
6,962	*	Electronic Arts, Inc	329,442
1,901	*	Google, Inc (Class A)	994,945
8,226	e*	Juniper Networks, Inc	207,048
248	e*	Limelight Networks, Inc	4,905
15,975		Microsoft Corp	470,783
8,376	e	Omnicom Group, Inc	443,258
15,781	*	Oracle Corp	311,043
14,309	*	Yahoo!, Inc	388,203
11,054	*	eBay, Inc	355,718
		TOTAL BUSINESS SERVICES	4,085,231

CHEMICALS AND ALLIED PRODUCTS - 14.90%
12,442		Abbott Laboratories	666,269
8,911		Colgate-Palmolive Co	577,878
4,009	*	Genentech, Inc	303,321
14,976	e*	Gilead Sciences, Inc	580,619
3,878	*	Keryx Biopharmaceuticals, Inc	37,888
11,237		Merck & Co, Inc	559,603
9,004	e	Monsanto Co	608,130
19,513		Schering-Plough Corp	593,976
1,801		Shire plc (ADR)	133,508
12,279		Teva Pharmaceutical Industries Ltd (ADR)	506,509
		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,567,701

COMMUNICATIONS - 2.14%
5,932		AT&T, Inc	246,178
5,651		America Movil S.A. de C.V. (ADR) (Series L)	349,966
2,093	*	Comcast Corp (Class A)	58,855
		TOTAL COMMUNICATIONS	654,999

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
DEPOSITORY INSTITUTIONS - 0.68%
5,933	e	Wells Fargo & Co	$208,664
		TOTAL DEPOSITORY INSTITUTIONS	208,664

ELECTRIC, GAS, AND SANITARY SERVICES - 0.85%
8,365	e	Fortum Oyj	261,385
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	261,385

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 16.36%
6,928	*	Apple Computer, Inc	845,493
35,902	*	Cisco Systems, Inc	999,871
9,343	e	Cooper Industries Ltd (Class A)	533,392
16,102		Intel Corp	382,583
3,273	e*	MEMC Electronic Materials, Inc	200,046
8,539	e	Maxim Integrated Products, Inc	285,288
4,865	e	National Semiconductor Corp	137,534
5,882	e*	Network Appliance, Inc	171,754
7,215	e*	Nvidia Corp	298,052
7,875	e*	Polycom, Inc	264,600
18,443		Qualcomm, Inc	800,242
2,574		Texas Instruments, Inc	96,860
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	5,015,715

ENGINEERING AND MANAGEMENT SERVICES - 2.77%
7,831	e*	Celgene Corp	448,951
2,161	e	Fluor Corp	240,671
1,922	*	McDermott International, Inc	159,757
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	849,379

FOOD AND KINDRED PRODUCTS - 2.66%
12,591		PepsiCo, Inc	816,526
		TOTAL FOOD AND KINDRED PRODUCTS	816,526

FURNITURE AND HOME FURNISHINGS STORES - 0.98%
7,657	*	GameStop Corp (Class A)	299,389
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	299,389

GENERAL MERCHANDISE STORES - 1.93%
9,281	e	Target Corp	590,272
		TOTAL GENERAL MERCHANDISE STORES	590,272

HEALTH SERVICES - 0.77%
3,041	*	Medco Health Solutions, Inc	237,168
		TOTAL HEALTH SERVICES	237,168

HOLDING AND OTHER INVESTMENT OFFICES - 0.16%
1,566	*	Blackstone Group LP/The	45,837
83	e	Hugoton Royalty Trust	2,094
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	47,931

HOTELS AND OTHER LODGING PLACES - 2.24%
13,154		Hilton Hotels Corp	440,264
3,674	e	Starwood Hotels & Resorts Worldwide, Inc	246,415
		TOTAL HOTELS AND OTHER LODGING PLACES	686,679

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 6.24%
2,191		Alstom	$365,355
2,020	e	Caterpillar, Inc	158,166
4,751	*	Dell, Inc	135,641
14,795		Hewlett-Packard Co	660,153
9,403		International Game Technology	373,299
2,741		Manitowoc Co, Inc	220,322
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,912,936

INSTRUMENTS AND RELATED PRODUCTS - 4.52%
1,311		Alcon, Inc	176,867
14,367		Emerson Electric Co	672,376
2,736	e*	Hologic, Inc	151,328
4,549	*	Zimmer Holdings, Inc	386,165
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,386,736

INSURANCE CARRIERS - 0.82%
5,114	e	Aetna, Inc	252,632
		TOTAL INSURANCE CARRIERS	252,632

LEATHER AND LEATHER PRODUCTS - 1.29%
8,332	*	Coach, Inc	394,853
		TOTAL LEATHER AND LEATHER PRODUCTS	394,853

MISCELLANEOUS RETAIL - 1.70%
14,318		CVS Corp	521,891
		TOTAL MISCELLANEOUS RETAIL	521,891

NONDEPOSITORY INSTITUTIONS - 2.11%
10,558		American Express Co	645,938
		TOTAL NONDEPOSITORY INSTITUTIONS	645,938

OIL AND GAS EXTRACTION - 4.23%
1,890	e*	National Oilwell Varco, Inc	197,014
6,468	e	Schlumberger Ltd	549,392
9,183	e	XTO Energy, Inc	551,898
		TOTAL OIL AND GAS EXTRACTION	1,298,304

PAPER AND ALLIED PRODUCTS - 1.25%
6,523	*	Anglo American PLC	382,977
		TOTAL PAPER AND ALLIED PRODUCTS	382,977

PETROLEUM AND COAL PRODUCTS - 1.54%
3,705		Apache Corp	302,291
1,891	*	Suncor Energy, Inc	170,039
		TOTAL PETROLEUM AND COAL PRODUCTS	472,330

PRIMARY METAL INDUSTRIES - 0.82%
9,085		BHP Billiton plc	252,371
		TOTAL PRIMARY METAL INDUSTRIES	252,371

RAILROAD TRANSPORTATION - 0.51%
3,443		CSX Corp	155,210
		TOTAL RAILROAD TRANSPORTATION	155,210

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
SECURITY AND COMMODITY BROKERS - 5.33%
29,996		Charles Schwab Corp	$615,518
716	e	Chicago Mercantile Exchange Holdings, Inc	382,602
2,932		Goldman Sachs Group, Inc	635,511
		TOTAL SECURITY AND COMMODITY BROKERS	1,633,631

TRANSPORTATION EQUIPMENT - 5.91%
7,613		Boeing Co	732,066
5,609	e	ITT Industries, Inc	382,982
9,819	e	United Technologies Corp	696,462
		TOTAL TRANSPORTATION EQUIPMENT	1,811,510

		TOTAL COMMON STOCKS	30,591,984
		(Cost $26,686,946)

SHORT-TERM INVESTMENTS - 24.31%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 24.31%
7,451,409		State Street Navigator Securities Lending Prime Portfolio	7,451,409
		TOTAL SHORT-TERM INVESTMENTS	7,451,409
		(Cost $7,451,409)

		TOTAL PORTFOLIO - 124.10%	38,043,393
		(Cost $34,138,355)
		OTHER ASSETS & LIABILITIES, NET - (24.10%)	(7,387,230)

		NET ASSETS - 100.00%	$30,656,163

		ABBREVIATION:
		ADR - American Depositary Receipt

	*	Non-income producing
	e	All or a portion of these securities are out on loan.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS
GROWTH & INCOME FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.46%

AMUSEMENT AND RECREATION SERVICES - 2.37%
19,213	*	Activision, Inc	$358,707
1,000		Nintendo Co Ltd	364,843
8,014	e*	Penn National Gaming, Inc	481,561
13,338		Walt Disney Co	455,359
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,660,470

APPAREL AND ACCESSORY STORES - 0.52%
6,775	e*	J Crew Group, Inc	366,460
		TOTAL APPAREL AND ACCESSORY STORES	366,460

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.70%
12,525		Home Depot, Inc	492,859
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	492,859

BUSINESS SERVICES - 5.74%
11,372	*	Adobe Systems, Inc	456,586
7,885	*	Autodesk, Inc	371,226
14,591	*	BEA Systems, Inc	199,751
2,990	e	Ctrip.com International Ltd (ADR)	235,104
1,197	*	Google, Inc (Class A)	626,486
46,935		Microsoft Corp	1,383,174
2,518	*	Salesforce.com, Inc	107,921
21,540		WPP Group plc	322,162
11,646	*	Yahoo!, Inc	315,956
		TOTAL BUSINESS SERVICES	4,018,366

CHEMICALS AND ALLIED PRODUCTS - 13.30%
18,145		Abbott Laboratories	971,665
7,999		Air Products & Chemicals, Inc	642,880
4,648	*	Amgen, Inc	256,988
6,858	e*	Chattem, Inc	434,660
8,809		Colgate-Palmolive Co	571,264
5,256		Du Pont (E.I.) de Nemours & Co	267,215
11,215	*	Elan Corp plc (ADR)	245,945
2,585	*	Genentech, Inc	195,581
6,650	*	Genzyme Corp	428,260
17,204	*	Gilead Sciences, Inc	666,999
4,060		DSM NV	199,956
22,999		Merck & Co, Inc	1,145,350
7,549		Monsanto Co	509,859
11,380	*	Mosaic Co	444,048
3,400		PPG Industries, Inc	258,774
11,475		Procter & Gamble Co	702,155
19,529		Schering-Plough Corp	594,463

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
13,403		Wyeth	$768,528
		TOTAL CHEMICALS AND ALLIED PRODUCTS	9,304,590

COMMUNICATIONS - 3.68%
13,225		AT&T, Inc	548,838
5,643		America Movil S.A. de C.V. (ADR) (Series L)	349,471
9,698	*	Comcast Corp (Class A)	272,708
4,420	e	Manitoba Telecom Services, Inc	194,559
4,965	e	MetroPCS Communications, Inc	164,044
6,554		Telekom Austria AG.	163,213
21,423		Verizon Communications, Inc	881,985
		TOTAL COMMUNICATIONS	2,574,818

DEPOSITORY INSTITUTIONS - 8.44%
14,256		Bank of America Corp	696,976
27,434		Citigroup, Inc	1,407,090
25,642		JPMorgan Chase & Co	1,242,355
10,661		Northern Trust Corp	684,863
7,767		SunTrust Banks, Inc	665,943
34,279	e	Wells Fargo & Co	1,205,592
		TOTAL DEPOSITORY INSTITUTIONS	5,902,819

EATING AND DRINKING PLACES - 1.66%
2,857	e*	Chipotle Mexican Grill, Inc (Class A)	243,645
7,573	e	Darden Restaurants, Inc	333,136
11,538		McDonald's Corp	585,669
		TOTAL EATING AND DRINKING PLACES	1,162,450

EDUCATIONAL SERVICES - 0.63%
7,499	e*	Apollo Group, Inc (Class A)	438,167
		TOTAL EDUCATIONAL SERVICES	438,167

ELECTRIC, GAS, AND SANITARY SERVICES - 2.64%
11,175	*	AES Corp	244,509
8,710		American Electric Power Co, Inc	392,298
6,976		Constellation Energy Group, Inc	608,098
13,350	e	DPL, Inc	378,339
5,425	e*	NRG Energy, Inc	225,517
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,848,761

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.52%
7,181	*	Apple Computer, Inc	876,369
55,349	*	Cisco Systems, Inc	1,541,470
17,187		Emerson Electric Co	804,352
5,458	e*	First Solar, Inc	487,345
7,669		Gamesa Corp Tecnologica S.A.	277,433
12,360		Honeywell International, Inc	695,621
34,617		Intel Corp	822,500
4,264		L-3 Communications Holdings, Inc	415,271
1	*	LSI Logic Corp	8
5,963	*	Marvell Technology Group Ltd	108,586
10,200		Motorola, Inc	180,540
11,300	*	Nvidia Corp	466,803
15,781		Qualcomm, Inc	684,738
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	7,361,036

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
FOOD AND KINDRED PRODUCTS - 4.00%
10,100		Coca-Cola Co	$528,331
4,264		Groupe Danone	344,387
11,518		Kellogg Co	596,517
15,571		PepsiCo, Inc	1,009,779
9,962		Unilever plc	321,672
		TOTAL FOOD AND KINDRED PRODUCTS	2,800,686

GENERAL MERCHANDISE STORES - 2.11%
13,746	e	Saks, Inc	293,477
14,308		TJX Cos, Inc	393,470
9,022		Target Corp	573,799
4,528		Wal-Mart Stores, Inc	217,842
		TOTAL GENERAL MERCHANDISE STORES	1,478,588

HEALTH SERVICES - 1.00%
6,960	*	Medco Health Solutions, Inc	542,810
5,109	e	Mindray Medical International Ltd (ADR)	155,978
		TOTAL HEALTH SERVICES	698,788

HOLDING AND OTHER INVESTMENT OFFICES - 0.86%
1,051		AvalonBay Communities, Inc	124,943
5,224	e	Digital Realty Trust, Inc	196,840
1,850		SPDR Trust Series 1	278,296
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	600,079

HOTELS AND OTHER LODGING PLACES - 1.39%
4,648		Accor S.A.	410,887
2,639	e*	MGM Mirage	217,665
6,421	e	Orient-Express Hotels Ltd (Class A)	342,881
		TOTAL HOTELS AND OTHER LODGING PLACES	971,433

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.15%
3,610	*	Alstom	601,977
4,654		Deere & Co	561,924
47,629		General Electric Co	1,823,238
28,719		Hewlett-Packard Co	1,281,442
7,106		International Business Machines Corp	747,906
10,288		International Game Technology	408,434
6,344	*	Riverbed Technology, Inc	277,994
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,702,915

INSTRUMENTS AND RELATED PRODUCTS - 1.75%
6,964		Medtronic, Inc	361,153
5,555	e*	Millipore Corp	417,125
8,704	*	Thermo Electron Corp	450,171
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,228,449

INSURANCE AGENTS, BROKERS AND SERVICE - 0.83%
5,906		Hartford Financial Services Group, Inc	581,800
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	581,800

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
INSURANCE CARRIERS - 3.41%
14,017		ACE Ltd	$876,343
6,551		Aflac, Inc	336,721
16,747		American International Group, Inc	1,172,792
		TOTAL INSURANCE CARRIERS	2,385,856

MISCELLANEOUS RETAIL - 0.48%
2,913	e*	Nutri/System, Inc	203,444
2,554		Tiffany & Co	135,515
		TOTAL MISCELLANEOUS RETAIL	338,959

MOTION PICTURES - 1.34%
9,069	*	Discovery Holding Co (Class A)	208,496
8,605	*	DreamWorks Animation SKG, Inc (Class A)	248,168
11,610	*	Viacom, Inc (Class B)	483,324
		TOTAL MOTION PICTURES	939,988

NONDEPOSITORY INSTITUTIONS - 3.42%
11,386		Morgan Stanley & Co	792,807
11,849		American Express Co	724,922
5,693		Discover Financial Services	162,250
10,926		Fannie Mae	713,796
		TOTAL NONDEPOSITORY INSTITUTIONS	2,393,775

OIL AND GAS EXTRACTION - 3.53%
3,320		Baker Hughes, Inc	279,312
6,471	*	Cameron International Corp	462,482
10,315	*	Pride International, Inc	386,400
11,920		Schlumberger Ltd	1,012,485
5,600		Smith International, Inc	328,384
		TOTAL OIL AND GAS EXTRACTION	2,469,063

PAPER AND ALLIED PRODUCTS - 0.79%
9,370		Anglo American PLC	550,130
		TOTAL PAPER AND ALLIED PRODUCTS	550,130

PETROLEUM AND COAL PRODUCTS - 6.68%
7,173	e	Cabot Oil & Gas Corp	264,540
10,508		Devon Energy Corp	822,671
32,890		Exxon Mobil Corp	2,758,813
11,164		Marathon Oil Corp	669,393
1,283		Petroleo Brasileiro S.A. (ADR)	155,589
		TOTAL PETROLEUM AND COAL PRODUCTS	4,671,006

PRIMARY METAL INDUSTRIES - 0.15%
2,602		Alcoa, Inc	105,459
		TOTAL PRIMARY METAL INDUSTRIES	105,459

REAL ESTATE - 0.22%
8,500		Urban Corp	154,393
		TOTAL REAL ESTATE	154,393

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.69%
6,401		Bayer AG.	482,164
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	482,164

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
SECURITY AND COMMODITY BROKERS - 1.32%
4,337	e	AllianceBernstein Holding LP	$377,709
7,230	e	Lazard Ltd (Class A)	325,567
2,689		Lehman Brothers Holdings, Inc	200,384
200		Morgan Stanley	16,776
		TOTAL SECURITY AND COMMODITY BROKERS	920,436

STONE, CLAY, AND GLASS PRODUCTS - 0.29%
2,312		3M Co	200,658
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	200,658

TOBACCO PRODUCTS - 3.00%
26,724		Altria Group, Inc	1,874,421
3,442	e	Reynolds American, Inc	224,418
		TOTAL TOBACCO PRODUCTS	2,098,839

TRANSPORTATION EQUIPMENT - 3.61%
10,967		Boeing Co	1,054,587
4,046		Harsco Corp	210,392
8,667		ITT Industries, Inc	591,783
6,013		Raytheon Co	324,041
4,829		United Technologies Corp	342,521
		TOTAL TRANSPORTATION EQUIPMENT	2,523,324

WHOLESALE TRADE-NONDURABLE GOODS - 0.24%
4,263	e	Herbalife Ltd	169,028
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	169,028

		TOTAL COMMON STOCKS	69,596,612
		(Cost $56,618,316)

SHORT-TERM INVESTMENTS - 9.58%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.58%
6,705,968		State Street Navigator Securities Lending Prime Portfolio	6,705,968
		TOTAL SHORT-TERM INVESTMENTS	6,705,968
		(Cost $6,705,968)

		TOTAL PORTFOLIO - 109.04%	76,302,580
		(Cost $63,324,284)
		OTHER ASSETS & LIABILITIES, NET - (9.04%)	(6,324,077)

		NET ASSETS - 100.00%	$69,978,503

		ABBREVIATION:
		ADR - American Depositary Receipt

	*	Non-income producing
	e	All or a portion of these securities are out on loan.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS
INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.05%

AMUSEMENT AND RECREATION SERVICES - 0.13%
500		Nintendo Co Ltd	$182,422
		TOTAL AMUSEMENT AND RECREATION SERVICES	182,422

BUSINESS SERVICES - 3.91%
56,302		Adecco S.A.	4,355,642
860,000		Huabao International Holdings Ltd	830,412
25		NTT Data Corp	118,613
19,316		WPP Group plc	288,899
		TOTAL BUSINESS SERVICES	5,593,566

CHEMICALS AND ALLIED PRODUCTS - 1.88%
85	*	Arkema	5,556
61,100		Daiichi Sankyo Co Ltd	1,621,143
14,214		Reckitt Benckiser plc	778,153
3,950		Shin-Etsu Chemical Co Ltd	282,020
		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,686,872

COAL MINING - 1.46%
1,394,700	*	China Coal Energy Co	2,093,918
		TOTAL COAL MINING	2,093,918

COMMUNICATIONS - 0.62%
29		Nippon Telegraph & Telephone Corp	128,334
80		NTT DoCoMo, Inc	126,528
34,168		Royal KPN NV	566,874
28,000		Singapore Telecommunications Ltd	62,273
		TOTAL COMMUNICATIONS	884,009

DEPOSITORY INSTITUTIONS - 4.77%
7,472		Australia & New Zealand Banking Group Ltd	183,521
5,137		Commonwealth Bank of Australia	240,322
5,017		DBS Group Holdings Ltd	74,751
34,212		Fortis	1,450,035
20,496		Julius Baer Holding AG.	1,466,484
6,491		National Australia Bank Ltd	225,579
60,728		Nordea Bank AB	948,504
9,000		Oversea-Chinese Banking Corp	53,802
7,291		Societe Generale	1,350,865
50	e	Sumitomo Mitsui Financial Group, Inc	466,120
5,000		United Overseas Bank Ltd	71,878
7,378		Westpac Banking Corp	160,212
30,181	*	Yes Bank Ltd	133,591
		TOTAL DEPOSITORY INSTITUTIONS	6,825,664

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
ELECTRIC, GAS, AND SANITARY SERVICES - 3.04%
2,600		Chubu Electric Power Co, Inc	$68,986
129,793	e	Fortum Oyj	4,055,705
3,200		Kansai Electric Power Co, Inc	75,680
4,900		Tokyo Electric Power Co, Inc	157,618
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,357,989

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.68%
1,050		Fanuc Ltd	108,374
42,600		Hoya Corp	1,413,175
1,890		Kyocera Corp	200,788
7,000		Matsushita Electric Industrial Co Ltd	138,720
100		Murata Manufacturing Co Ltd	7,524
5,000		Sharp Corp	94,787
5,630		Sony Corp	288,998
16,400		TDK Corp	1,587,244
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,839,610

FOOD AND KINDRED PRODUCTS - 1.81%
30,950		Groupe Danone	2,499,713
46,500		Olam International Ltd	93,802
		TOTAL FOOD AND KINDRED PRODUCTS	2,593,515

FOOD STORES - 7.30%
140,214		Carrefour S.A.	9,847,762
3,300		Seven & I Holdings Co Ltd	94,332
39,451		Tesco plc	330,075
7,965		Woolworths Ltd	182,024
		TOTAL FOOD STORES	10,454,193

GENERAL BUILDING CONTRACTORS - 0.33%
17,895		Fletcher Building Ltd	170,441
530,000		Shanghai Forte Land Co	298,787
		TOTAL GENERAL BUILDING CONTRACTORS	469,228

HEAVY CONSTRUCTION, EXCEPT BUILDING - 2.51%
48,220	e	Vinci S.A.	3,599,000
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	3,599,000

HOLDING AND OTHER INVESTMENT OFFICES - 4.24%
340,419		Ashmore Group plc	1,834,253
65,011		GEA Group AG.	2,247,172
113		GPT Group	445
29,000		Japan Asia Investment Co Ltd	181,253
2,200		JFE Holdings, Inc	136,744
136,379		Man Group plc	1,658,904
6,680		Noble Group Ltd	7,525
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	6,066,296

HOTELS AND OTHER LODGING PLACES - 2.93%
47,371		Accor S.A.	4,187,633
		TOTAL HOTELS AND OTHER LODGING PLACES	4,187,633

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.19%
8,870		Canon, Inc	520,164

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
47,835	*	Deutz AG.	$620,466
4,740		FUJIFILM Holdings Corp	211,857
10,230		Komatsu Ltd	296,497
11,949		Krones AG.	2,769,337
13,000		Mitsubishi Heavy Industries Ltd	83,259
6,000		Mitsui & Co Ltd	119,742
8,200	e	Modec, Inc	320,948
24,944		Rheinmetall AG.	2,313,341
7,100		Sumitomo Heavy Industries Ltd	80,268
11,000	e	Toshiba Corp	95,841
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	7,431,720

INSTRUMENTS AND RELATED PRODUCTS - 2.40%
27,425		Phonak Holding AG.	2,458,359
14,663		Tecan Group AG.	984,663
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,443,022

INSURANCE AGENTS, BROKERS AND SERVICE - 0.06%
3,313		QBE Insurance Group Ltd	87,413
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	87,413

INSURANCE CARRIERS - 1.10%
8,696		Admiral Group plc	154,284
3,285		Millea Holdings, Inc	135,054
6,000		Mitsui Sumitomo Insurance Co Ltd	76,978
1,450		T&D Holdings, Inc	97,924
3,589		Zurich Financial Services AG.	1,109,469
		TOTAL INSURANCE CARRIERS	1,573,709

METAL MINING - 2.96%
14,100		BHP Billiton Ltd	421,318
16,517		MMC Norilsk Nickel (ADR)	3,666,774
1,767		Rio Tinto Ltd	147,399
		TOTAL METAL MINING	4,235,491

MISCELLANEOUS RETAIL - 0.07%
11,581		Origin Energy Ltd	97,380
		TOTAL MISCELLANEOUS RETAIL	97,380

NONDEPOSITORY INSTITUTIONS - 4.36%
95,154		Collins Stewart plc	418,676
36,517	e	Deutsche Postbank AG.	3,201,818
26,270		Hypo Real Estate Holding AG.	1,697,846
103,742		Tullett Prebon plc	926,816
		TOTAL NONDEPOSITORY INSTITUTIONS	6,245,156

OIL AND GAS EXTRACTION - 0.98%
3,591	*	Compagnie Generale de Geophysique S.A.	896,140
8,604	*	Integra Group Holdings (GDR)	156,593
2,482		Total S.A.	201,236
3,666		Woodside Petroleum Ltd	141,719
		TOTAL OIL AND GAS EXTRACTION	1,395,688

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES	COMPANY	VALUE
PETROLEUM AND COAL PRODUCTS - 1.87%
167,570	BP plc	$2,016,255
18,222	ENI S.p.A.	660,683
	TOTAL PETROLEUM AND COAL PRODUCTS	2,676,938

PRIMARY METAL INDUSTRIES - 0.41%
43,100	Nippon Steel Corp	303,187
16,000	Sumitomo Metal Industries Ltd	94,067
8,700	Sumitomo Metal Mining Co Ltd	188,605
	TOTAL PRIMARY METAL INDUSTRIES	585,859

RAILROAD TRANSPORTATION - 0.17%
32	East Japan Railway Co	246,567
	TOTAL RAILROAD TRANSPORTATION	246,567

REAL ESTATE - 5.79%
33,000	Atrium Co Ltd	894,878
397	ORIX Corp	104,644
430	Risa Partners, Inc	1,171,232
331,900	Urban Corp	6,028,574
4,945	Westfield Group	83,438
	TOTAL REAL ESTATE	8,282,766

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 9.22%
175,284	Bayer AG.	13,203,494
	TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	13,203,494

SECURITY AND COMMODITY BROKERS - 0.15%
988	Macquarie Bank Ltd	70,963
7,200	Nomura Holdings, Inc	139,848
	TOTAL SECURITY AND COMMODITY BROKERS	210,811

SPECIAL TRADE CONTRACTORS - 0.06%
9,600	Takasago Thermal Engineering Co Ltd	90,654
	TOTAL SPECIAL TRADE CONTRACTORS	90,654

STONE, CLAY, AND GLASS PRODUCTS - 6.70%
19,035	Holcim Ltd	2,055,735
1,060,000	Nippon Sheet Glass Co Ltd	4,838,945
1,016,000	Sumitomo Osaka Cement Co Ltd	2,691,361
	TOTAL STONE, CLAY, AND GLASS PRODUCTS	9,586,041

TOBACCO PRODUCTS - 1.56%
453	Japan Tobacco, Inc	2,232,949
	TOTAL TOBACCO PRODUCTS	2,232,949

TRANSPORTATION EQUIPMENT - 8.03%
2,720	Denso Corp	106,381
187,140	Fiat S.p.A.	5,558,597
33,765	Siemens AG.	4,835,205
15,820	Toyota Motor Corp	997,710
	TOTAL TRANSPORTATION EQUIPMENT	11,497,893

TRUCKING AND WAREHOUSING - 5.14%
227,244	Deutsche Post AG.	7,356,122
	TOTAL TRUCKING AND WAREHOUSING	7,356,122

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
WHOLESALE TRADE-DURABLE GOODS - 4.15%
79,738		Kloeckner & Co AG.	$5,745,817
9,100		Nissan Motor Co Ltd	97,424
5,350		Sumitomo Corp	97,539
		TOTAL WHOLESALE TRADE-DURABLE GOODS	5,940,780

WHOLESALE TRADE-NONDURABLE GOODS - 1.07%
5,440		Mitsubishi Corp	142,539
1,962,000		Sinochem Hong Kong Holding Ltd	1,388,281
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,530,820

		TOTAL COMMON STOCKS	141,785,188
		(Cost $123,869,762)

SHORT-TERM INVESTMENTS - 4.44%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.44%
6,351,906		State Street Navigator Securities Lending Prime Portfolio	6,351,906
		TOTAL SHORT-TERM INVESTMENTS	6,351,906
		(Cost $6,351,906)

		TOTAL PORTFOLIO - 103.49%	148,137,094
		(Cost $130,221,668)
		OTHER ASSETS & LIABILITIES, NET - (3.49%)	(4,991,274)

		NET ASSETS - 100.00%	$143,145,820

		ABBREVIATION:
		ADR - American Depositary Receipt
		GDR - Global Depositary Receipt

	*	Non-income producing
	e	All or a portion of these securities are out on loan.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS
INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
June 30, 2007

		% OF
		MARKET
COUNTRY	VALUE	VALUE

DOMESTIC
UNITED STATES	$6,351,906	4.29%
TOTAL DOMESTIC	6,351,906	4.29%

FOREIGN
AUSTRALIA	2,041,736	1.38
BELGIUM	1,450,035	0.98
CAYMAN ISLANDS	156,593	0.11
FINLAND	4,055,705	2.74
FRANCE	22,587,905	15.25
GERMANY	43,990,617	29.70
HONG KONG	4,611,399	3.11
INDIA	133,591	0.09
ITALY	6,219,279	4.20
JAPAN	29,985,038	20.24
NETHERLANDS	566,874	0.38
NEW ZEALAND	170,441	0.11
RUSSIA	3,666,774	2.47
SINGAPORE	364,031	0.25
SWEDEN	948,504	0.64
SWITZERLAND	12,430,351	8.39
UNITED KINGDOM	8,406,315	5.67
TOTAL FOREIGN	141,785,188	95.71

TOTAL PORTFOLIO	$148,137,094	100.00%

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS
LARGE-CAP VALUE FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 94.06%

APPAREL AND ACCESSORY STORES - 2.26%
94,824		Gap, Inc	$1,811,138
		TOTAL APPAREL AND ACCESSORY STORES	1,811,138

APPAREL AND OTHER TEXTILE PRODUCTS - 0.07%
584		Liz Claiborne, Inc	21,783
405		VF Corp	37,090
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	58,873

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.71%
14,501		Home Depot, Inc	570,614
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	570,614

BUSINESS SERVICES - 2.54%
4,000	*	Computer Sciences Corp	236,600
9,532		Fidelity National Information Services, Inc	517,397
613	e	Limelight Networks, Inc	12,125
46,730	*	Novell, Inc	364,027
1,553,556		Solomon Systech International Ltd	222,212
25,263	*	Yahoo!, Inc	685,385
		TOTAL BUSINESS SERVICES	2,037,746

CHEMICALS AND ALLIED PRODUCTS - 5.75%
6,001	*	Amgen, Inc	331,795
16,302		Bristol-Myers Squibb Co	514,491
6,754		Colgate-Palmolive Co	437,997
4,534	e*	Invitrogen Corp	334,383
8,511		Methanex Corp	211,247
7,692		PPG Industries, Inc	585,438
43,872		Pfizer, Inc	1,121,807
5,066		Procter & Gamble Co	309,989
9		Tronox, Inc (Class B)	126
6,768	e*	Vertex Pharmaceuticals, Inc	193,294
18,242	e*	Warner Chilcott Ltd (Class A)	329,998
4,206		Wyeth	241,172
		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,611,737

COAL MINING - 0.82%
25,000	e*	International Coal Group, Inc	149,500
10,536		Peabody Energy Corp	509,732
		TOTAL COAL MINING	659,232

COMMUNICATIONS - 5.73%
36,259		AT&T, Inc	1,504,749
1,970	*	Liberty Media Holding Corp (Interactive A)	43,990
394	*	Liberty Media Corp - Capital (Series A)	46,366

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
6,400	e	Manitoba Telecom Services, Inc	$281,714
94,927		Sprint Nextel Corp	1,965,938
17,500		Telekom Austria AG.	435,799
1,411,900	*	True Corp PCL	314,865
		TOTAL COMMUNICATIONS	4,593,421

DEPOSITORY INSTITUTIONS - 17.11%
50,700		AMMB Holdings BHD	63,474
7,166		Astoria Financial Corp	179,437
4,811		Bank of America Corp	235,210
45,679		Bank of New York Co, Inc	1,892,938
61,144		Citigroup, Inc	3,136,076
10,169	e	Colonial Bancgroup, Inc	253,920
19,100	e	First Horizon National Corp	744,900
45,345		JPMorgan Chase & Co	2,196,965
86		National City Corp	2,866
23,473		SunTrust Banks, Inc	2,012,575
27,179	e	TCF Financial Corp	755,576
4,997		US Bancorp	164,651
1,539		Wachovia Corp	78,874
56,848		Wells Fargo & Co	1,999,344
		TOTAL DEPOSITORY INSTITUTIONS	13,716,806

EATING AND DRINKING PLACES - 1.75%
62,782		Compass Group plc	433,512
22,042	e	Darden Restaurants, Inc	969,628
		TOTAL EATING AND DRINKING PLACES	1,403,140

ELECTRIC, GAS, AND SANITARY SERVICES - 4.15%
30,000	*	Allied Waste Industries, Inc	403,800
13,262		American Electric Power Co, Inc	597,320
2,897		Constellation Energy Group, Inc	252,531
23,932	e	DPL, Inc	678,233
973		Dominion Resources, Inc	83,980
3,030		Duke Energy Corp	55,449
5,224		FPL Group, Inc	296,410
2,138		FirstEnergy Corp	138,393
774		MDU Resources Group, Inc	21,703
4,306	e*	Mirant Corp	183,651
3,839		PPL Corp	179,627
49,500	*	Sojitz Holdings Corp	221,247
3,390		Southern Co	116,243
4,200		Westar Energy, Inc	101,976
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,330,563

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.63%
9,000		Advantest Corp	391,860
44,747	*	Celestica Inc	279,669
9,206	*	Ciena Corp	332,613
9,574	e*	Cree, Inc	247,488
4,000	*	Fairchild Semiconductor International, Inc	77,280
51,486	e*	Finisar Corp	194,617
850	e*	First Solar, Inc	75,897
8,614	e*	Infineon Technologies AG. (ADR)	142,389

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
1	*	LSI Logic Corp	$8
15,574	*	Marvell Technology Group Ltd	283,603
13,914		Maxim Integrated Products, Inc	464,867
19,500	e*	Qimonda AG. (ADR)	301,275
8,232		Qualcomm, Inc	357,186
1,200		Samsung Electronics Co Ltd (GDR)	369,919
17,741		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	197,457
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,716,128

ENGINEERING AND MANAGEMENT SERVICES - 0.01%
40	*	Affymax, Inc	1,078
232	*	KBR, Inc	6,085
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	7,163

FABRICATED METAL PRODUCTS - 1.28%
18,937		Illinois Tool Works, Inc	1,026,196
		TOTAL FABRICATED METAL PRODUCTS	1,026,196

FOOD AND KINDRED PRODUCTS - 3.58%
2,683		Coca-Cola Co	140,348
39,784		ConAgra Foods, Inc	1,068,598
25,196		Kraft Foods, Inc (Class A)	888,159
11,917		PepsiCo, Inc	772,817
		TOTAL FOOD AND KINDRED PRODUCTS	2,869,922

FORESTRY - 0.28%
5,000		Rayonier, Inc	225,700
		TOTAL FORESTRY	225,700

FURNITURE AND HOME FURNISHINGS STORES - 0.41%
21,893	e	Circuit City Stores, Inc	330,146
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	330,146

GENERAL BUILDING CONTRACTORS - 0.64%
42,000		Daikyo, Inc	190,324
4,665	e	Standard-Pacific Corp	81,777
9,569	e*	Toll Brothers, Inc	239,034
		TOTAL GENERAL BUILDING CONTRACTORS	511,135

HEALTH SERVICES - 0.66%
29,020	e*	Healthsouth Corp	525,552
		TOTAL HEALTH SERVICES	525,552

HOLDING AND OTHER INVESTMENT OFFICES - 3.84%
3,752		Blackstone Group LP	109,821
2	e	Cross Timbers Royalty Trust	85
411	*	HFF, Inc (Class A)	6,375
5,947	e	Plum Creek Timber Co, Inc	247,752
31,259		iShares Russell 1000 Value Index Fund	2,711,406
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,075,439

HOTELS AND OTHER LODGING PLACES - 2.90%
14,183		Accor S.A.	1,253,788
5,743	e*	MGM Mirage	473,683

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
11,188	e	Orient-Express Hotels Ltd (Class A)	$597,439
		TOTAL HOTELS AND OTHER LODGING PLACES	2,324,910

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.98%
1,433	*	Alstom	238,957
45,492		General Electric Co	1,741,434
6,600		International Game Technology	262,020
3,076	*	SanDisk Corp	150,539
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,392,950

INSTRUMENTS AND RELATED PRODUCTS - 3.20%
9,711	e	Cooper Cos, Inc	517,791
7,312	e*	Eagle Test Systems, Inc	117,431
3,284	*	Hologic, Inc	181,638
18,981	*	St. Jude Medical, Inc	787,522
18,584	*	Thermo Electron Corp	961,164
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,565,546

INSURANCE AGENTS, BROKERS AND SERVICE - 1.33%
5,902		AON Corp	251,484
8,267		Hartford Financial Services Group, Inc	814,382
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,065,866

INSURANCE CARRIERS - 5.37%
3		Aegon NV	59
15,715		Aetna, Inc	776,321
6,954		Aspen Insurance Holdings Ltd	195,199
1,565		Everest Re Group Ltd	170,022
8,001	e	Max Re Capital Ltd	226,428
17,247	e	Montpelier Re Holdings Ltd	319,759
5,931	e	PartnerRe Ltd	459,653
8,677		Platinum Underwriters Holdings Ltd	301,526
24,055		Radian Group, Inc	1,298,970
2,526		Travelers Cos, Inc/The	135,141
5,001		XL Capital Ltd (Class A)	421,534
		TOTAL INSURANCE CARRIERS	4,304,612

METAL MINING - 0.05%
1,494	*	Barrick Gold Corp	43,431
		TOTAL METAL MINING	43,431

MISCELLANEOUS RETAIL - 0.63%
78,857	e*	Rite Aid Corp	503,108
		TOTAL MISCELLANEOUS RETAIL	503,108

NONDEPOSITORY INSTITUTIONS - 2.23%
3,384		Capital One Financial Corp	265,441
19,882		Countrywide Financial Corp	722,711
8,426		Discover Financial Services	240,141
6,510		Fannie Mae	425,298
2,199		Freddie Mac	133,479
		TOTAL NONDEPOSITORY INSTITUTIONS	1,787,070

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
OIL AND GAS EXTRACTION - 2.58%
10,279		Anadarko Petroleum Corp	$534,405
440		Equitable Resources, Inc	21,806
14,904		Halliburton Co	514,188
12,000	*	Integra Group Holdings (GDR)	218,400
5,800	*	KazMunaiGas Exploration Production (GDR)	126,672
418	e	Pogo Producing Co	21,230
16,636	e*	Pride International, Inc	623,185
274		W&T Offshore, Inc	7,669
		TOTAL OIL AND GAS EXTRACTION	2,067,555

PAPER AND ALLIED PRODUCTS - 1.06%
6,950		Anglo American PLC	408,047
1,143	*	Smurfit-Stone Container Corp	15,213
6,982		Temple-Inland, Inc	429,602
		TOTAL PAPER AND ALLIED PRODUCTS	852,862

PETROLEUM AND COAL PRODUCTS - 6.48%
3,189		Apache Corp	260,191
20,406		Chevron Corp	1,719,001
3,343		ConocoPhillips	262,426
11,208		Devon Energy Corp	877,474
1,813		EOG Resources, Inc	132,458
4,308		Marathon Oil Corp	258,308
18,601		Occidental Petroleum Corp	1,076,626
5,022		Petroleo Brasileiro S.A. (ADR)	609,018
		TOTAL PETROLEUM AND COAL PRODUCTS	5,195,502

PIPELINES, EXCEPT NATURAL GAS - 0.05%
1,515		Spectra Energy Corp	39,329
		TOTAL PIPELINES, EXCEPT NATURAL GAS	39,329

PRIMARY METAL INDUSTRIES - 0.39%
3,788	*	Alcan, Inc	309,014
		TOTAL PRIMARY METAL INDUSTRIES	309,014

REAL ESTATE - 0.69%
135,467	*	Unitech Corporate Parks plc	246,582
17,000		Urban Corp	308,785
		TOTAL REAL ESTATE	555,367

SECURITY AND COMMODITY BROKERS - 1.89%
5,890		Bear Stearns Cos, Inc	824,600
8,218		Morgan Stanley	689,326
		TOTAL SECURITY AND COMMODITY BROKERS	1,513,926

STONE, CLAY, AND GLASS PRODUCTS - 0.14%
3,265	e	Owens Corning, Inc	109,802
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	109,802

TEXTILE MILL PRODUCTS - 0.32%
5,807		Oxford Industries, Inc	257,482
		TOTAL TEXTILE MILL PRODUCTS	257,482

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
TOBACCO PRODUCTS - 2.43%
27,739		Altria Group, Inc	$1,945,613
		TOTAL TOBACCO PRODUCTS	1,945,613

TRANSPORTATION BY AIR - 0.87%
7,722	*	AMR Corp	203,475
23,217	e*	JetBlue Airways Corp	272,800
5,421	e*	UAL Corp	220,038
		TOTAL TRANSPORTATION BY AIR	696,313

TRANSPORTATION EQUIPMENT - 1.65%
115,927	e*	Ford Motor Co	1,092,032
4,380	e	General Motors Corp	165,564
67		Genuine Parts Co	3,323
1,206		Raytheon Co	64,991
		TOTAL TRANSPORTATION EQUIPMENT	1,325,910

TRANSPORTATION SERVICES - 0.58%
17,334	e	UTI Worldwide, Inc	464,378
		TOTAL TRANSPORTATION SERVICES	464,378

WHOLESALE TRADE-DURABLE GOODS - 0.01%
480	e	Solera Holdings, Inc	9,302
		TOTAL WHOLESALE TRADE-DURABLE GOODS	9,302

WHOLESALE TRADE-NONDURABLE GOODS - 0.01%
162	e	Idearc, Inc	5,723
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	5,723

		TOTAL COMMON STOCKS	75,416,222
		(Cost $66,691,670)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 18.74%
U.S. GOVERNMENT AGENCIES AND DISCOUNT NOTES - 4.99%
$ 4,000,000		Federal Home Loan Bank, 0.00%, 07/02/2007	4,000,000

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 13.75%
11,024,860		State Street Navigator Securities Lending Prime Portfolio	11,024,860

		TOTAL SHORT-TERM INVESTMENTS	15,024,860
		(Cost $15,024,327)

		TOTAL PORTFOLIO - 112.80%	90,441,082
		(Cost $81,715,997)
		OTHER ASSETS & LIABILITIES, NET - (12.80%)	(10,265,791)

		NET ASSETS - 100.00%	$80,175,291

		ABBREVIATION:
		ADR - American Depositary Receipt
		GDR - Global Depositary Receipt

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

*	Non-income producing
e	All or a portion of these securities are out on loan.
m	Indicates a security has been deemed illiquid
v	Security valued at fair value.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS
SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.97%

AMUSEMENT AND RECREATION SERVICES - 0.65%
136	e	Dover Downs Gaming & Entertainment, Inc	$2,041
15,600	e*	Leapfrog Enterprises, Inc	159,900
4,300	e*	Live Nation, Inc	96,234
8,800	*	Magna Entertainment Corp	25,696
1,635	e	Speedway Motorsports, Inc	65,367
7,100	e*	Westwood One, Inc	51,049
		TOTAL AMUSEMENT AND RECREATION SERVICES	400,287

APPAREL AND ACCESSORY STORES - 1.98%
11,900	e	Brown Shoe Co, Inc	289,408
5,426		Cato Corp (Class A)	119,046
10,700	e*	Charlotte Russe Holding, Inc	287,509
10,900	e*	Dress Barn, Inc	223,668
9,700	d,e*	Payless Shoesource, Inc	306,035
		TOTAL APPAREL AND ACCESSORY STORES	1,225,666

APPAREL AND OTHER TEXTILE PRODUCTS - 0.90%
7,849	*	Gymboree Corp	309,329
10,800	*	Maidenform Brands, Inc	214,488
500		Phillips-Van Heusen Corp	30,285
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	554,102

AUTO REPAIR, SERVICES AND PARKING - 0.01%
100	e*	Wright Express Corp	3,427
		TOTAL AUTO REPAIR, SERVICES AND PARKING	3,427

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.38%
9,300		Asbury Automotive Group, Inc	232,035
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	232,035

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.00%**
100	e*	Central Garden & Pet Co	1,226
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,226

BUSINESS SERVICES - 12.10%
70,600	*	3Com Corp	291,578
10,700	e	ABM Industries, Inc	276,167
12,500	e*	AMN Healthcare Services, Inc	275,000
16,193	e*	Actuate Corp	109,950
7,800		Administaff, Inc	261,222
2,522		Asset Acceptance Capital Corp	44,639
2,700	e*	BISYS Group, Inc	31,941
3,000	e*	CACI International, Inc (Class A)	146,550
9,582	e*	CBIZ, Inc	70,428
125,500	e*	CMGI, Inc	244,725

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
1,390	e*	Commvault Systems, Inc	$24,005
11,763	*	COMSYS IT Partners, Inc	268,314
11,089	e*	CSG Systems International, Inc	293,969
1,700		Catalina Marketing Corp	53,550
6,032	*	Covansys Corp	204,666
3,717		Deluxe Corp	150,947
800	e*	Digital River, Inc	36,200
17,500	e*	Earthlink, Inc	130,725
4,900	e*	Gerber Scientific, Inc	56,938
2,600	e*	Heidrick & Struggles International, Inc	133,224
1,900	e*	ICT Group, Inc	35,549
7,500	e*	Informatica Corp	110,775
105	e	Infospace, Inc	2,437
100	e	Integral Systems, Inc	2,431
2,861	*	Interactive Intelligence, Inc	58,937
1,500	e*	Internap Network Services Corp	21,630
1,316	e	Kelly Services, Inc (Class A)	36,137
4,165	*	Kforce, Inc	66,557
900	e*	Korn/Ferry International	23,634
11,400	e*	Labor Ready, Inc	263,454
14,500	e*	MPS Group, Inc	193,865
1,760	*	Manhattan Associates, Inc	49,122
5,813	*	Mantech International Corp (Class A)	179,215
2,400	e*	Mentor Graphics Corp	31,608
1,717	e*	MicroStrategy, Inc (Class A)	162,239
2,700	e*	Ness Technologies, Inc	35,127
2,000	e*	NetFlix, Inc	38,780
7,400	e*	PRA International	187,220
3,024	*	Parametric Technology Corp	65,349
1,400	*	Progress Software Corp	44,506
3,500	e*	RealNetworks, Inc	28,595
14,000	*	S1 Corp	111,860
3,000	e*	SPSS, Inc	132,420
1,400	e*	SRA International, Inc (Class A)	35,364
8,000	*	SYNNEX Corp	164,880
1,550	e	Sotheby's	71,331
12,500	e*	Spherion Corp	117,375
14,200	*	Sybase, Inc	339,238
10,000	*	SYKES Enterprises, Inc	189,900
9,542	e*	THQ, Inc	291,222
19,600	e*	TIBCO Software, Inc	177,380
1,800	*	Take-Two Interactive Software, Inc	35,946
1,900	*	TeleTech Holdings, Inc	61,712
2,639	e	TheStreet.com, Inc	28,712
202	e*	Transaction Systems Architects, Inc	6,799
6,700	e*	Travelzoo, Inc	178,153
8,500	e*	Valueclick, Inc	250,410
7,200	e	Viad Corp	303,624
2,314	e*	Vignette Corp	44,336
2,600	*	Volt Information Sciences, Inc	47,944
3,500	e*	Wind River Systems, Inc	38,500
12,434	e*	eSpeed, Inc (Class A)	107,430
		TOTAL BUSINESS SERVICES	7,476,441

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
CHEMICALS AND ALLIED PRODUCTS - 6.51%
1,500	e*	Acorda Therapeutics, Inc	$25,590
900	e*	Adams Respiratory Therapeutics, Inc	35,451
9,700	e*	Alkermes, Inc	141,620
1,000	e*	American Oriental Bioengineering, Inc	8,900
1,570		Arch Chemicals, Inc	55,170
3,600	e*	Aventine Renewable Energy Holdings, Inc	61,092
200	e*	Bentley Pharmaceuticals, Inc	2,428
7,205		CF Industries Holdings, Inc	431,507
13,000	e	Cambrex Corp	172,510
200	e*	Cell Genesys, Inc	670
3,500	e*	Dendreon Corp	24,780
1,600	e*	Digene Corp	96,080
1,833	*	Elizabeth Arden, Inc	44,469
2,500	e*	Enzon Pharmaceuticals, Inc	19,625
4,200		H.B. Fuller Co	125,538
100	*	Hercules, Inc	1,965
2,700	e*	Immucor, Inc	75,519
5,190	e*	Indevus Pharmaceuticals, Inc	34,929
10,300	e*	InterMune, Inc	267,182
3,600	e*	KV Pharmaceutical Co (Class A)	98,064
2,300		Koppers Holdings, Inc	77,464
3,400	e*	MGI Pharma, Inc	76,058
262	*	Martek Biosciences Corp	6,804
5,904	e*	Medicines Co	104,028
5,200	*	NBTY, Inc	224,640
5,600	e*	Nabi Biopharmaceuticals	25,760
1,400		NewMarket Corp	67,718
3,500	*	OM Group, Inc	185,220
9,134	e*	OSI Pharmaceuticals, Inc	330,742
1,946	e*	OraSure Technologies, Inc	15,918
333	e*	Pain Therapeutics, Inc	2,900
193	*	Par Pharmaceutical Cos, Inc	5,448
6,623		Perrigo Co	129,678
3,800	e*	Pharmion Corp	110,010
3,301	e*	Pioneer Cos, Inc	113,455
23,900	e*	PolyOne Corp	171,841
4,238	e*	Sciele Pharma, Inc	99,847
1,100	e	Stepan Co	33,308
38,813	e*	SuperGen, Inc	215,800
1,800	e*	USANA Health Sciences, Inc	80,532
8,400	e*	USEC, Inc	184,632
1,800		Valeant Pharmaceuticals International	30,042
257	e*	WR Grace & Co	6,294
		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,021,228

COAL MINING - 0.30%
9,000	e*	Alpha Natural Resources, Inc	187,110
		TOTAL COAL MINING	187,110

COMMUNICATIONS - 3.95%
5,100	e*	Anixter International, Inc	383,571
6,891	e	Atlantic Tele-Network, Inc	197,358
5,006	e*	Authorize.Net Holdings, Inc	89,557

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
21,422	e*	Brightpoint, Inc	$295,409
1,034		CT Communications, Inc	31,547
55,800	e*	Cincinnati Bell, Inc	322,524
100		Citadel Broadcasting Corp	645
3,300	e	Entercom Communications Corp (Class A)	82,137
772	*	Eschelon Telecom, Inc	22,851
7,175	*	Foundry Networks, Inc	119,536
11,700	e*	General Communication, Inc (Class A)	149,877
9,800	*	Mastec, Inc	155,036
2,600	*	Nexstar Broadcasting Group, Inc (Class A)	34,164
13,461		RCN Corp	252,932
200	*	Rural Cellular Corp (Class A)	8,762
8,014		USA Mobility, Inc	214,455
2,200	e*	j2 Global Communications, Inc	76,780
		TOTAL COMMUNICATIONS	2,437,141

DEPOSITORY INSTITUTIONS - 6.97%
400	e	1st Source Corp	9,968
1,979	e	Ameris Bancorp	44,468
1,750	e	Anchor Bancorp Wisconsin, Inc	45,833
2,742	e	Bancfirst Corp	117,412
2,980	*	Bancorp, Inc	66,633
100		Bank Mutual Corp	1,153
2,200	e	BankAtlantic Bancorp, Inc (Class A)	18,942
22	e	BankUnited Financial Corp (Class A)	442
3,209		Banner Corp	109,299
700	e	Capitol Bancorp Ltd	19,131
7,098	e*	Centennial Bank Holdings, Inc	60,120
4,300	e	Center Financial Corp	72,756
1,622	e	Central Pacific Financial Corp	53,542
1,816	e	Chemical Financial Corp	46,980
2,400	e	Chittenden Corp	83,880
2,749	e	City Holding Co	105,369
1,600	e*	Community Bancorp	44,768
3,873	e	Community Trust Bancorp, Inc	125,098
3,270	e	Corus Bankshares, Inc	56,440
2,500	*	Dollar Financial Corp	71,250
4,500	e	Downey Financial Corp	296,910
3,281		First Bancorp	36,058
2,142		First Charter Corp	41,705
19,074	e	First Niagara Financial Group, Inc	249,869
1,300		First Place Financial Corp	27,456
1,461	*	First Regional Bancorp	37,168
3,000	e*	FirstFed Financial Corp	170,190
2,900	e	Fremont General Corp	31,204
6,555		Greater Bay Bancorp	182,491
3,103		Hancock Holding Co	116,518
6,485	e	Hanmi Financial Corp	110,634
2,783	e	Independent Bank Corp	47,895
3,360	e	Macatawa Bank Corp	53,458
4,300	e	Old National Bancorp	71,423
6,214		Oriental Financial Group, Inc	67,795
8,300		PFF Bancorp, Inc	231,819
3,775		Provident Bankshares Corp	123,745

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
5,100	e	Provident Financial Services, Inc	$80,376
1,200	e	Renasant Corp	27,288
1,100	e	Sierra Bancorp	31,020
1,230	e	Simmons First National Corp (Class A)	33,936
6,785		Southwest Bancorp, Inc	163,111
450	e	Sterling Bancorp	7,214
9,568	e	Sterling Bancshares, Inc	108,214
2,734	e*	Sterling Financial Corp	28,762
100	e	Suffolk Bancorp	3,192
201	e*	Sun Bancorp, Inc	3,391
8,281	e	Susquehanna Bancshares, Inc	185,246
4,964	e	Taylor Capital Group, Inc	136,659
1,561		TierOne Corp	46,986
300		Tompkins Trustco, Inc	11,220
11,550		Trustmark Corp	298,683
1,000	e	Umpqua Holdings Corp	23,510
400	e	WesBanco, Inc	11,800
2,734	e	Wilshire Bancorp, Inc	33,300
500		Wintrust Financial Corp	21,925
		TOTAL DEPOSITORY INSTITUTIONS	4,305,655

EATING AND DRINKING PLACES - 2.08%
1,400	e	Bob Evans Farms, Inc	51,590
6,200		CBRL Group, Inc	263,376
1,350	*	CEC Entertainment, Inc	47,520
3,800		CKE Restaurants, Inc	76,266
1,500	e	Domino's Pizza, Inc	27,405
4,700	e*	Jack in the Box, Inc	333,418
2,300	e*	McCormick & Schmick's Seafood Restaurants, Inc	59,662
6,500		O'Charleys, Inc	131,040
9,442	e*	Papa John's International, Inc	271,552
880		Ruby Tuesday, Inc	23,170
87	*	Ruth's Chris Steak House, Inc	1,478
		TOTAL EATING AND DRINKING PLACES	1,286,477

EDUCATIONAL SERVICES - 0.21%
3,800		DeVry, Inc	129,276
		TOTAL EDUCATIONAL SERVICES	129,276

ELECTRIC, GAS, AND SANITARY SERVICES - 4.78%
11,500		Avista Corp	247,825
5,800	e	Black Hills Corp	230,550
5,900	e*	Clean Harbors, Inc	291,578
5,400	e	Idacorp, Inc	173,016
8,700	e	Laclede Group, Inc	277,356
1,200	e	Markwest Hydrocarbon, Inc	68,916
6,000		Metal Management, Inc	264,420
5,900	e	New Jersey Resources Corp	301,018
5,700	e	Nicor, Inc	244,644
1,655	e	NorthWestern Corp	52,646
10,343	e	Portland General Electric Co	283,812
2,500		Southwest Gas Corp	84,525
8,000	e	UIL Holdings Corp	264,800

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
5,200	e	WGL Holdings, Inc	$169,728
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,954,834

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.27%
6,702	e*	Adaptec, Inc	25,535
10,280	e*	Advanced Energy Industries, Inc	232,945
3,300	e*	Aeroflex, Inc	46,761
22,000	e*	Amkor Technology, Inc	346,500
7,700	e*	Andrew Corp	111,188
18,513	e*	Arris Group, Inc	325,644
4,775	e*	Benchmark Electronics, Inc	108,011
1,600	e*	Ceradyne, Inc	118,336
800	e*	Checkpoint Systems, Inc	20,200
6,441	e*	Comtech Telecommunications Corp	298,991
1,967	*	EMS Technologies, Inc	43,392
400	e*	First Solar, Inc	35,716
4,200	e*	Gemstar-TV Guide International, Inc	20,664
900	*	Genlyte Group, Inc	70,686
1,200	e*	GrafTech International Ltd	20,208
3,631	e*	Greatbatch, Inc	117,644
3,900		Imation Corp	143,754
874	e*	Interdigital Communications Corp	28,117
8,300	e*	Kemet Corp	58,515
500	e*	Lamson & Sessions Co	13,285
8,700	e*	MRV Communications, Inc	28,275
6,100	e*	Mattson Technology, Inc	59,170
108	*	Multi-Fineline Electronix, Inc	1,853
25,554	e*	ON Semiconductor Corp	273,939
9,000	*	Oplink Communications, Inc	135,000
8,800	e*	Plexus Corp	202,312
47,000	e*	RF Micro Devices, Inc	293,280
2,567	e	Regal-Beloit Corp	119,468
8,094	e*	Silicon Image, Inc	69,447
15,065	e*	Silicon Storage Technology, Inc	56,192
433	*	Stoneridge, Inc	5,343
2,600	e*	Supertex, Inc	81,484
6,800		Technitrol, Inc	194,956
3,450	*	Trident Microsystems, Inc	63,308
527	*	Triquint Semiconductor, Inc	2,667
5,200	e*	Utstarcom, Inc	29,172
1,800	e*	Varian Semiconductor Equipment Associates, Inc	72,108
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,874,066

ENGINEERING AND MANAGEMENT SERVICES - 2.41%
1,400	e	CDI Corp	45,080
5,326	e	Diamond Management & Technology Consultants, Inc	70,303
2,810	e*	Exelixis, Inc	34,001
10,876	e*	Harris Interactive, Inc	58,187
10,500	e*	Incyte Corp	63,000
200	*	LECG Corp	3,022
6,771	e*	Lifecell Corp	206,786
6,242	e*	Luminex Corp	76,839
2,400	e*	MTC Technologies, Inc	58,944
329	e*	Myriad Genetics, Inc	12,236
1,100	*	Omnicell, Inc	22,858

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
3,733	e*	PharmaNet Development Group, Inc	$119,008
3,200	e*	Regeneron Pharmaceuticals, Inc	57,344
318	e*	Resources Connection, Inc	10,551
2,200	e*	Rigel Pharmaceuticals, Inc	19,602
4,800	e*	SAIC, Inc	86,736
14,500	e*	Savient Pharmaceuticals, Inc	180,090
8,059	e*	Seattle Genetics, Inc	79,059
1,400	e*	Washington Group International, Inc	112,014
3,469		Watson Wyatt & Co Holdings (Class A)	175,115
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,490,775

FABRICATED METAL PRODUCTS - 0.87%
1,681		Compx International, Inc	31,099
7,594	e	Gulf Island Fabrication, Inc	263,512
3,900	e*	NCI Building Systems, Inc	192,387
1,300	e	Watts Water Technologies, Inc (Class A)	48,711
		TOTAL FABRICATED METAL PRODUCTS	535,709

FOOD AND KINDRED PRODUCTS - 0.91%
4,900	e	Flowers Foods, Inc	163,464
8,274	e	Imperial Sugar Co	254,756
4,378	e*	Performance Food Group Co	142,241
		TOTAL FOOD AND KINDRED PRODUCTS	560,461

FOOD STORES - 0.86%
5,960	e*	Pantry, Inc	274,756
582		Ruddick Corp	17,530
2,900	*	Wild Oats Markets, Inc	48,604
6,561	*	Winn-Dixie Stores, Inc	192,237
		TOTAL FOOD STORES	533,127

FURNITURE AND FIXTURES - 0.79%
5,881	e	Cal-Maine Foods, Inc	96,331
8,530		Herman Miller, Inc	269,548
1,845		Hooker Furniture Corp	41,402
5,103	e*	Select Comfort Corp	82,771
		TOTAL FURNITURE AND FIXTURES	490,052

FURNITURE AND HOME FURNISHINGS STORES - 0.42%
11,600		Knoll, Inc	259,840
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	259,840

GENERAL BUILDING CONTRACTORS - 0.57%
5,700	e*	Perini Corp	350,721
		TOTAL GENERAL BUILDING CONTRACTORS	350,721

GENERAL MERCHANDISE STORES - 0.31%
4,900	e*	Big Lots, Inc	144,158
1,800	e	Casey's General Stores, Inc	49,068
		TOTAL GENERAL MERCHANDISE STORES	193,226

HEALTH SERVICES - 0.51%
100	e*	Amsurg Corp	2,414
2,100	e*	Apria Healthcare Group, Inc	60,417

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
1,300	*	Corvel Corp	$33,982
1,700	e*	Healthsouth Corp	30,787
19,400	*	Immunomedics, Inc	80,510
685	*	Magellan Health Services, Inc	31,832
417	e*	Odyssey HealthCare, Inc	4,946
100	e*	RehabCare Group, Inc	1,424
4,700	e*	Sun Healthcare Group, Inc	68,103
		TOTAL HEALTH SERVICES	314,415

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.95%
5,000	e	Granite Construction, Inc	320,900
10,701	*	Matrix Service Co	265,920
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	586,820

HOLDING AND OTHER INVESTMENT OFFICES - 6.59%
9,445	e*	Affordable Residential Communities LP	111,640
1,000	e	Agree Realty Corp	31,250
24,800	e	Ashford Hospitality Trust, Inc	291,648
300		Associated Estates Realty Corp	4,677
3,100		Compass Diversified Trust	55,273
9,600		Cousins Properties, Inc	278,496
16,300	e	DiamondRock Hospitality Co	311,004
1,100	e	Equity Inns, Inc	24,640
5,000	e	Equity Lifestyle Properties, Inc	260,950
6,100	e	Extra Space Storage, Inc	100,650
13,200	e	FelCor Lodging Trust, Inc	343,596
599	e	Gladstone Capital Corp	12,855
5,774		Highland Hospitality Corp	110,861
489	e	Highwoods Properties, Inc	18,338
6,127		Home Properties, Inc	318,175
13,000		Innkeepers U.S.A. Trust	230,490
7,000	e	LaSalle Hotel Properties	303,940
200		Mid-America Apartment Communities, Inc	10,496
1,600	e	National Health Investors, Inc	50,752
1,000		PS Business Parks, Inc	63,370
3,200		Pennsylvania Real Estate Investment Trust	141,856
7,361		Potlatch Corp	316,891
1,500		Saul Centers, Inc	68,025
300	e*	Star Maritime Acquisition Corp	3,678
1,400		Sun Communities, Inc	41,678
4,200	e	Sunstone Hotel Investors, Inc	119,238
7,900	e	Tanger Factory Outlet Centers, Inc	295,855
3,400	*	Winston Hotels, Inc	51,000
1,200		iShares Russell 2000 Index Fund	99,552
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,070,874

HOTELS AND OTHER LODGING PLACES - 0.13%
2,900	*	Monarch Casino & Resort, Inc	77,865
		TOTAL HOTELS AND OTHER LODGING PLACES	77,865

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.68%
7,000	e	Ampco-Pittsburgh Corp	280,630
7,600	*	Asyst Technologies, Inc	54,948
1,800	e	Black Box Corp	74,484

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
29,912	e*	Brocade Communications Systems, Inc	$233,912
16,902	*	Brooks Automation, Inc	306,771
1,500	e*	Dril-Quip, Inc	67,425
13,556	e*	Extreme Networks, Inc	54,902
18,200	e*	Gateway, Inc	28,938
731	*	Hurco Cos, Inc	36,535
4,100	e*	Intevac, Inc	87,166
289	e	Kaydon Corp	15,063
3,068	*	Kulicke & Soffa Industries, Inc	32,122
3,921		Lufkin Industries, Inc	253,101
3,100	e*	Micros Systems, Inc	168,640
6,600	*	NATCO Group, Inc (Class A)	303,864
1,000		Nacco Industries, Inc (Class A)	155,490
1,300	e*	Netgear, Inc	47,125
6,036		Nordson Corp	302,766
3,900	e*	Oil States International, Inc	161,226
8,000		Palm, Inc	128,080
700	*	Rimage Corp	22,113
400		Robbins & Myers, Inc	21,252
6,800	e*	Safeguard Scientifics, Inc	19,108
2,400	e*	Tecumseh Products Co (Class A)	37,704
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,893,365

INSTRUMENTS AND RELATED PRODUCTS - 5.11%
708	e*	Affymetrix, Inc	17,622
950	e*	Bio-Rad Laboratories, Inc (Class A)	71,791
29,896	e*	Bruker BioSciences Corp	269,363
1,039	e*	Coherent, Inc	31,700
630	*	Conmed Corp	18,446
2,300	*	Credence Systems Corp	8,280
1,800	e*	Eagle Test Systems, Inc	28,908
614	*	Esterline Technologies Corp	29,662
1,200	*	Excel Technology, Inc	33,528
1,700	*	Haemonetics Corp	89,437
1,900	e*	Hologic, Inc	105,089
4,700	e*	ICU Medical, Inc	201,818
950	*	II-VI, Inc	25,812
37,330	e*	LTX Corp	207,555
2,900	e*	MKS Instruments, Inc	80,330
3,617	e	MTS Systems Corp	161,571
7,550	*	Medical Action Industries, Inc	136,353
800	e	Mentor Corp	32,544
8,100	e	Movado Group, Inc	273,294
1,400	e*	Wright Medical Group, Inc	33,768
4,895	e*	Palomar Medical Technologies, Inc	169,905
10,100	e	STERIS Corp	309,060
2,100	*	Teledyne Technologies, Inc	96,495
1,800	e	United Industrial Corp	107,964
5,128	*	Varian, Inc	281,168
700	e	Vital Signs, Inc	38,885
13,057	e*	Zoll Medical Corp	291,302
400	*	Zygo Corp	5,716
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,157,366

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
INSURANCE AGENTS, BROKERS AND SERVICE - 0.20%
100		Hilb Rogal & Hobbs Co	$4,286
4,855	*	United America Indemnity Ltd (Class A)	120,744
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	125,030

INSURANCE CARRIERS - 3.81%
12,300	*	AMERIGROUP Corp	292,740
2,500	*	Amerisafe, Inc	49,075
5,000		Argonaut Group, Inc	156,050
4,800		Aspen Insurance Holdings Ltd	134,736
700		Bristol West Holdings, Inc	15,659
700		EMC Insurance Group, Inc	17,374
2,700	*	Hallmark Financial Services	32,724
82		Harleysville Group, Inc	2,736
1,200	e*	HealthExtras, Inc	35,496
11,500	*	Healthspring, Inc	219,190
11,000	*	Meadowbrook Insurance Group, Inc	120,560
8,600	e*	Molina Healthcare, Inc	262,472
100		National Interstate Corp	2,608
150	*	Navigators Group, Inc	8,085
6,900		Odyssey Re Holdings Corp	295,941
5,067	*	PMA Capital Corp (Class A)	54,166
3,100		Phoenix Cos, Inc	46,531
9,600	e	Platinum Underwriters Holdings Ltd	333,600
4,900	e	Safety Insurance Group, Inc	202,860
400		Selective Insurance Group, Inc	10,752
2,706	*	Universal American Financial Corp	57,584
		TOTAL INSURANCE CARRIERS	2,350,939

LEATHER AND LEATHER PRODUCTS - 0.53%
8,600	e	Steven Madden Ltd	281,736
1,800	*	Timberland Co (Class A)	45,342
		TOTAL LEATHER AND LEATHER PRODUCTS	327,078

LEGAL SERVICES - 0.28%
2,694	*	Pre-Paid Legal Services, Inc	173,251
		TOTAL LEGAL SERVICES	173,251

LUMBER AND WOOD PRODUCTS - 0.07%
1,200	e	American Woodmark Corp	41,520
		TOTAL LUMBER AND WOOD PRODUCTS	41,520

METAL MINING - 0.19%
1,150	e	Cleveland-Cliffs, Inc	89,320
1,300	*	Rosetta Resources, Inc	28,002
		TOTAL METAL MINING	117,322

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.78%
700	e	Blyth, Inc	18,606
2,000	e	Callaway Golf Co	35,620
9,204	e*	Jakks Pacific, Inc	259,001
6,300	e*	K2, Inc	95,697
3,100	e	Nautilus, Inc	37,324

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
900	e*	RC2 Corp	$36,009
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	482,257

MISCELLANEOUS RETAIL - 1.85%
19,895	e*	Ezcorp, Inc (Class A)	263,410
900	e	Longs Drug Stores Corp	47,268
18,655	*	Stamps.com, Inc	257,066
4,785		Systemax, Inc	99,576
6,400	e	World Fuel Services Corp	269,184
2,992	e*	Priceline.com, Inc	205,670
		TOTAL MISCELLANEOUS RETAIL	1,142,174

MOTION PICTURES - 0.01%
221	*	Macrovision Corp	6,643
		TOTAL MOTION PICTURES	6,643

NONDEPOSITORY INSTITUTIONS - 0.66%
4,274	e	Advance America Cash Advance Centers, Inc	75,821
200	b,v*	DVI, Inc	-
3,300	e*	Encore Capital Group, Inc	41,184
1,900		MCG Capital Corp	30,438
16,100	e*	Ocwen Financial Corp	214,613
2,900	e	Patriot Capital Funding, Inc	43,065
		TOTAL NONDEPOSITORY INSTITUTIONS	405,121

OIL AND GAS EXTRACTION - 2.60%
200	e	APCO Argentina, Inc	16,982
3,916		Atlas America, Inc	210,407
6,800	e*	Basic Energy Services, Inc	173,876
60	e*	Bill Barrett Corp	2,210
6,900	e*	Callon Petroleum Co	97,773
1,700	*	Dawson Geophysical Co	104,482
6,600	*	Energy Partners Ltd	110,154
5,762	*	Horizon Offshore, Inc	110,630
5,700	e*	Mariner Energy, Inc	138,225
4,800	*	Meridian Resource Corp	14,496
4,600	e	Penn Virginia Corp	184,920
2,009	e*	PetroHawk Energy Corp	31,863
9,200	e*	Petroquest Energy, Inc	133,768
900	*	Stone Energy Corp	30,834
800	e*	Swift Energy Co	34,208
4,770	e*	Trico Marine Services, Inc	194,998
300	*	Union Drilling, Inc	4,926
2,400	e*	Vaalco Energy, Inc	11,592
		TOTAL OIL AND GAS EXTRACTION	1,606,344

PAPER AND ALLIED PRODUCTS - 0.47%
2,400	e	Bowater, Inc	59,880
7,327		Rock-Tenn Co (Class A)	232,412
		TOTAL PAPER AND ALLIED PRODUCTS	292,292

PERSONAL SERVICES - 0.30%
2,200		CPI Corp	152,900
600	*	Steiner Leisure Ltd	29,472
		TOTAL PERSONAL SERVICES	182,372

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
PETROLEUM AND COAL PRODUCTS - 0.31%
3,900	e	Alon USA Energy, Inc	$171,639
300	e	Western Refining, Inc	17,340
		TOTAL PETROLEUM AND COAL PRODUCTS	188,979

PRIMARY METAL INDUSTRIES - 1.78%
6,500	e*	AK Steel Holding Corp	242,905
4,100	e	Belden CDT, Inc	226,935
1,000	e*	Brush Engineered Materials, Inc	41,990
400		Chaparral Steel Co	28,748
800	*	Coleman Cable, Inc	20,688
4,280	*	CommScope, Inc	249,738
2,200	e*	General Cable Corp	166,650
764		Matthews International Corp (Class A)	33,318
1,900	e	Mueller Industries, Inc	65,436
580	e*	Superior Essex, Inc	21,663
		TOTAL PRIMARY METAL INDUSTRIES	1,098,071

PRINTING AND PUBLISHING - 0.83%
3,100		Belo (A.H.) Corp (Class A)	63,829
800		CSS Industries, Inc	31,688
4,000	e*	Consolidated Graphics, Inc	277,120
2,500		Ennis, Inc	58,800
2,000	e*	Primedia, Inc	5,700
2,125	e*	Scholastic Corp	76,372
		TOTAL PRINTING AND PUBLISHING	513,509

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 1.74%
3,538	e*	AEP Industries, Inc	159,245
5,146	e	Cooper Tire & Rubber Co	142,133
1,800		Schulman (A.), Inc	43,794
3,600		Spartech Corp	95,580
11,300		Tupperware Corp	324,762
6,600	e	West Pharmaceutical Services, Inc	311,190
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,076,704

SECURITY AND COMMODITY BROKERS - 1.07%
6,999		Calamos Asset Management, Inc (Class A)	178,824
2,400	*	Cowen Group, Inc	42,984
1,600	*	Interactive Brokers Group, Inc (Class A)	43,408
1,000	e	International Securities Exchange, Inc	65,350
13,000	*	Knight Capital Group, Inc (Class A)	215,800
1,400	*	Penson Worldwide, Inc	34,342
900	*	Piper Jaffray Cos	50,157
1,400		SWS Group, Inc	30,268
		TOTAL SECURITY AND COMMODITY BROKERS	661,133

SOCIAL SERVICES - 0.09%
170	*	Bright Horizons Family Solutions, Inc	6,615
2,389	*	Res-Care, Inc	50,503
		TOTAL SOCIAL SERVICES	57,118

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
SPECIAL TRADE CONTRACTORS - 0.61%
1,100		Comfort Systems USA, Inc	$15,598
4,600	*	EMCOR Group, Inc	335,340
800	e*	Integrated Electrical Services, Inc	26,376
		TOTAL SPECIAL TRADE CONTRACTORS	377,314

TEXTILE MILL PRODUCTS - 0.08%
1,100	e	Oxford Industries, Inc	48,774
		TOTAL TEXTILE MILL PRODUCTS	48,774

TRANSPORTATION BY AIR - 0.73%
21,533	e*	ABX Air, Inc	173,556
100	e*	Airtran Holdings, Inc	1,092
1,100	*	Alaska Air Group, Inc	30,646
998	*	EGL, Inc	46,387
12,300	e*	ExpressJet Holdings, Inc	73,554
6,000	e*	Pinnacle Airlines Corp	112,500
500	e	Skywest, Inc	11,915
		TOTAL TRANSPORTATION BY AIR	449,650

TRANSPORTATION EQUIPMENT - 2.78%
10,400	e	ArvinMeritor, Inc	230,880
987	e*	BE Aerospace, Inc	40,763
417		Clarcor, Inc	15,608
6,400	*	Comtech Group, Inc	105,664
5,300	e	Freightcar America, Inc	253,552
6,044	e	Group 1 Automotive, Inc	243,815
9,700	e*	Hayes Lemmerz International, Inc	51,895
2,163	e	Kaman Corp	67,464
600	*	Miller Industries, Inc	15,060
5,500	e*	Orbital Sciences Corp	115,555
1,100	e	Polaris Industries, Inc	59,576
7,000	e	A.O. Smith Corp	279,230
1,000	e	Triumph Group, Inc	65,470
21,600	e*	Visteon Corp	174,960
		TOTAL TRANSPORTATION EQUIPMENT	1,719,492

TRANSPORTATION SERVICES - 0.80%
200	*	Dynamex, Inc	5,106
2,358	e*	HUB Group, Inc (Class A)	82,907
3,700	*	Lear Corp	131,757
11,590		Pacer International, Inc	272,597
		TOTAL TRANSPORTATION SERVICES	492,367

TRUCKING AND WAREHOUSING - 0.01%
316	*	Saia, Inc	8,614
		TOTAL TRUCKING AND WAREHOUSING	8,614

WATER TRANSPORTATION - 0.26%
4,900		Horizon Lines, Inc (Class A)	160,524
		TOTAL WATER TRANSPORTATION	160,524

WHOLESALE TRADE-DURABLE GOODS - 2.64%
9,152	e	Agilysys, Inc	205,920
11,100	e	Applied Industrial Technologies, Inc	327,450

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
300		BlueLinx Holdings, Inc	$3,147
185	*	Digi International, Inc	2,727
30,700	e*	Genesis Microchip, Inc	287,352
14,400		IKON Office Solutions, Inc	224,784
5,270	*	Insight Enterprises, Inc	118,944
4,970	*	Keystone Automotive Industries, Inc	205,609
736	e*	MWI Veterinary Supply, Inc	29,359
9,798	e*	PSS World Medical, Inc	178,520
3,550	*	Tyler Technologies, Inc	44,056
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,627,868

WHOLESALE TRADE-NONDURABLE GOODS - 2.29%
30,800	*	Alliance One International, Inc	309,540
400	e*	Core-Mark Holding Co, Inc	14,392
7,900	e	K-Swiss, Inc (Class A)	223,807
2,700	e	Men's Wearhouse, Inc	137,889
1,211		Myers Industries, Inc	26,775
9,313		Spartan Stores, Inc	306,491
1,600		Stride Rite Corp	32,416
5,470	*	United Stationers, Inc	364,521
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,415,831

		TOTAL COMMON STOCKS	61,751,878
		(Cost $57,249,878)

SHORT-TERM INVESTMENTS - 28.92%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 28.92%
17,862,209		State Street Navigator Securities Lending Prime Portfolio	17,862,209
		TOTAL SHORT-TERM INVESTMENTS	17,862,209
		(Cost $17,862,209)

		TOTAL PORTFOLIO - 128.89%	79,614,087
		(Cost $75,112,087)
		OTHER ASSETS & LIABILITIES, NET - (28.89%)	(17,847,028)

		NET ASSETS - 100.00%	$61,767,059

	*	Non-income producing
	**	Percentage is less than 0.01%
	b	In bankruptcy
	d	All or a portion of these securities have beeen segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of $6,625.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS
STOCK INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.90%

AGRICULTURAL PRODUCTION-CROPS - 0.00%**
439	e	Chiquita Brands International, Inc	$8,323
		TOTAL AGRICULTURAL PRODUCTION-CROPS	8,323

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
439	e	Pilgrim's Pride Corp	16,757
4	e	Seaboard Corp	9,380
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	26,137

AGRICULTURAL SERVICES - 0.00%**
130	e*	Cadiz, Inc	2,921
		TOTAL AGRICULTURAL SERVICES	2,921

AMUSEMENT AND RECREATION SERVICES - 0.64%
3,008	*	Activision, Inc	56,159
604	e*	Bally Technologies, Inc	15,958
134	e	Churchill Downs, Inc	7,019
267		Dover Downs Gaming & Entertainment, Inc	4,008
2,010		Harrah's Entertainment, Inc	171,373
379		International Speedway Corp (Class A)	19,977
250	e*	Lakes Entertainment, Inc	2,953
256	e*	Leapfrog Enterprises, Inc	2,624
387	e*	Life Time Fitness, Inc	20,600
749	*	Live Nation, Inc	16,763
194	e*	MTR Gaming Group, Inc	2,988
500	*	Magna Entertainment Corp	1,460
593	e*	Marvel Entertainment, Inc	15,110
488	e*	Multimedia Games, Inc	6,227
786	*	Penn National Gaming, Inc	47,231
573	*	Pinnacle Entertainment, Inc	16,130
1,200	e*	Six Flags, Inc	7,308
164	e	Speedway Motorsports, Inc	6,557
178	*	Town Sports International Holdings, Inc	3,439
442	e*	WMS Industries, Inc	12,756
21,683		Walt Disney Co	740,258
675		Warner Music Group Corp	9,754
859	*	Westwood One, Inc	6,176
251		World Wrestling Entertainment, Inc	4,013
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,196,841

APPAREL AND ACCESSORY STORES - 0.67%
944		Abercrombie & Fitch Co (Class A)	68,893
589	*	Aeropostale, Inc	24,550
1,896		American Eagle Outfitters, Inc	48,651
772	*	AnnTaylor Stores Corp	27,344
380	e	Bebe Stores, Inc	6,084
482		Brown Shoe Co, Inc	11,734

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
97		Buckle, Inc	$3,822
300	e*	Cache, Inc	3,981
638	e*	Carter's, Inc	16,550
318	e*	Casual Male Retail Group, Inc	3,212
325		Cato Corp (Class A)	7,131
270	*	Charlotte Russe Holding, Inc	7,255
1,400	*	Charming Shoppes, Inc	15,162
1,896	*	Chico's FAS, Inc	46,149
222	e*	Children's Place Retail Stores, Inc	11,464
390	e	Christopher & Banks Corp	6,689
100	e*	Citi Trends, Inc	3,796
200	e*	DSW, Inc (Class A)	6,964
46		DEB Shops, Inc	1,272
600	*	Dress Barn, Inc	12,312
337	e*	Eddie Bauer Holdings, Inc	4,330
565		Finish Line, Inc (Class A)	5,147
1,692		Foot Locker, Inc	36,886
6,296		Gap, Inc	120,254
1,034	*	Hanesbrands, Inc	27,949
450	e*	HOT Topic, Inc	4,892
390	e*	J Crew Group, Inc	21,095
180	e*	JOS A Bank Clothiers, Inc	7,465
242	e*	Jo-Ann Stores, Inc	6,880
3,513	*	Kohl's Corp	249,528
3,849		Limited Brands, Inc	105,655
140	*	New York & Co, Inc	1,534
2,761		Nordstrom, Inc	141,142
675	*	Pacific Sunwear Of California, Inc	14,850
733	*	Payless Shoesource, Inc	23,126
1,561		Ross Stores, Inc	48,079
66	*	Shoe Carnival, Inc	1,814
411	e	Stage Stores, Inc	8,615
500	e*	Syms Corp	9,865
232	e	Talbots, Inc	5,807
359	e*	Tween Brands, Inc	16,011
311	e*	Under Armour, Inc (Class A)	14,197
1,238	*	Urban Outfitters, Inc	29,749
1,045	e*	Wet Seal, Inc (Class A)	6,280
		TOTAL APPAREL AND ACCESSORY STORES	1,244,165

APPAREL AND OTHER TEXTILE PRODUCTS - 0.20%
165	e	Columbia Sportswear Co	11,332
541		Guess ?, Inc	25,990
377	*	Gymboree Corp	14,858
1,198		Jones Apparel Group, Inc	33,844
300	e	Kellwood Co	8,436
1,080	e	Liz Claiborne, Inc	40,284
300	*	Maidenform Brands, Inc	5,958
562		Phillips-Van Heusen Corp	34,040
663		Polo Ralph Lauren Corp	65,047
1,365	*	Quiksilver, Inc	19,287
141	*	True Religion Apparel, Inc	2,867
995		VF Corp	91,122

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
488	*	Warnaco Group, Inc	$19,198
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	372,263

AUTO REPAIR, SERVICES AND PARKING - 0.09%
100	e*	Amerco, Inc	7,550
268	*	Dollar Thrifty Automotive Group, Inc	10,945
665	*	Exide Technologies	6,185
3,315	*	Hertz Global Holdings, Inc	88,080
251	*	Midas, Inc	5,690
73		Monro Muffler, Inc	2,734
662		Ryder System, Inc	35,616
400	e*	Wright Express Corp	13,708
		TOTAL AUTO REPAIR, SERVICES AND PARKING	170,508

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
1,182		Advance Auto Parts	47,906
200		Asbury Automotive Group, Inc	4,990
1,724	*	Autonation, Inc	38,687
507	*	Autozone, Inc	69,266
495	e*	CSK Auto Corp	9,108
2,342	*	Carmax, Inc	59,721
817	*	Copart, Inc	24,992
220	e	Lithia Motors, Inc (Class A)	5,575
200	e*	MarineMax, Inc	4,004
1,230	*	O'Reilly Automotive, Inc	44,957
222	*	Rush Enterprises, Inc (Class A)	4,822
287	e	Sonic Automotive, Inc (Class A)	8,314
570		United Auto Group, Inc	12,135
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	334,477

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.76%
200	e*	Builders FirstSource, Inc	3,212
798	e*	Central Garden and Pet Co (Class A)	9,361
1,396	e	Fastenal Co	58,437
21,548		Home Depot, Inc	847,914
16,484		Lowe's Cos, Inc	505,894
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,424,818

BUSINESS SERVICES - 6.93%
523	*	24/7 Real Media, Inc	6,135
4,200	*	3Com Corp	17,346
128	e*	3D Systems Corp	3,183
474	e	ABM Industries, Inc	12,234
269		Aircastle Ltd	10,709
357	*	AMN Healthcare Services, Inc	7,854
556		Aaron Rents, Inc	16,235
305	e*	Acacia Research (Acacia Technologies)	4,929
6,493		Accenture Ltd (Class A)	278,485
620	e*	Actuate Corp	4,210
741		Acxiom Corp	19,599
200		Administaff, Inc	6,698
6,447	*	Adobe Systems, Inc	258,847
300	e*	Advent Software, Inc	9,765
1,024	*	Affiliated Computer Services, Inc (Class A)	58,081
455	*	Agile Software Corp	3,667

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
1,807	e*	Akamai Technologies, Inc	$87,892
883	*	Alliance Data Systems Corp	68,238
2,162	*	Amdocs Ltd	86,091
283	e*	American Reprographics Co	8,714
136	*	Ansoft Corp	4,011
845	*	Ansys, Inc	22,393
410		Arbitron, Inc	21,127
706	e*	Ariba, Inc	6,996
1,213	e*	Art Technology Group, Inc	3,227
1,118	*	Aspen Technology, Inc	15,652
96		Asset Acceptance Capital Corp	1,699
2,525	*	Autodesk, Inc	118,877
6,052		Automatic Data Processing, Inc	293,340
1,088	*	Avis Budget Group, Inc	30,932
484	e*	Avocent Corp	14,041
4,115	*	BEA Systems, Inc	56,334
2,197	*	BMC Software, Inc	66,569
487	e*	BPZ Energy, Inc	2,717
140	e*	Bankrate, Inc	6,709
2,100	e*	BearingPoint, Inc	15,351
1,400	*	BISYS Group, Inc	16,562
479		Blackbaud, Inc	10,576
304	e*	Blackboard, Inc	12,804
195	e*	Blue Coat Systems, Inc	9,656
600	e*	Borland Software Corp	3,564
300	*	Bottomline Technologies, Inc	3,705
549	e	Brady Corp (Class A)	20,390
477		Brink's Co	29,522
4,506		CA, Inc	116,390
357	*	CACI International, Inc (Class A)	17,439
854	e*	CBIZ, Inc	6,277
5,294	*	CMGI, Inc	10,323
1,627	e*	CNET Networks, Inc	13,325
386	e*	Commvault Systems, Inc	6,666
100	*	COMSYS IT Partners, Inc	2,281
485	e*	CSG Systems International, Inc	12,857
3,072	*	Cadence Design Systems, Inc	67,461
120	*	Capella Education Co	5,524
516		Catalina Marketing Corp	16,254
1,580	*	Ceridian Corp	55,300
707	e*	Cerner Corp	39,217
873	e*	Checkfree Corp	35,095
852	*	ChoicePoint, Inc	36,167
338	*	Chordiant Software, Inc	5,293
532	e*	Ciber, Inc	4,352
1,981	*	Citrix Systems, Inc	66,700
400	e*	Clear Channel Outdoor Holdings, Inc (Class A)	11,336
183	e*	CoStar Group, Inc	9,677
546	*	Cogent Communications Group, Inc	16,309
473	e*	Cogent, Inc	6,948
459	e	Cognex Corp	10,332
1,572	*	Cognizant Technology Solutions Corp (Class A)	118,041
65	e	Computer Programs & Systems, Inc	2,014
1,894	*	Computer Sciences Corp	112,030

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
3,298	e*	Compuware Corp	$39,114
410	e*	Concur Technologies, Inc	9,369
1,524	*	Convergys Corp	36,942
339	e*	Covansys Corp	11,502
500	e*	Cybersource Corp	6,030
590	*	DST Systems, Inc	46,734
367	*	DealerTrack Holdings, Inc	13,520
567		Deluxe Corp	23,026
453	e*	Digital River, Inc	20,498
259	*	DivX, Inc	3,885
510	*	DynCorp International, Inc (Class A)	11,215
135	e*	EPIQ Systems, Inc	2,182
1,405	e*	Earthlink, Inc	10,495
298	e*	Echelon Corp	4,658
518	e*	Eclipsys Corp	10,256
100	e	Electro Rent Corp	1,454
3,409	*	Electronic Arts, Inc	161,314
5,565		Electronic Data Systems Corp	154,317
698	*	Epicor Software Corp	10,379
1,590		Equifax, Inc	70,628
345	e*	Equinix, Inc	31,557
1,464	e*	Evergreen Energy, Inc	8,828
250	e*	ExlService Holdings, Inc	4,685
2,215	e*	Expedia, Inc	64,877
460	*	F5 Networks, Inc	37,076
300	e	FTD Group, Inc	5,523
455	e	Factset Research Systems, Inc	31,099
659		Fair Isaac Corp	26,439
313	*	FalconStor Software, Inc	3,302
2,052		Fidelity National Information Services, Inc	111,383
113	e*	First Advantage Corp (Class A)	2,600
8,255	e	First Data Corp	269,691
1,841	*	Fiserv, Inc	104,569
100	*	Forrester Research, Inc	2,813
739	e*	Gartner, Inc	18,172
244	e*	Gerber Scientific, Inc	2,835
565	*	Getty Images, Inc	27,013
252	e	Gevity HR, Inc	4,871
362	*	Global Cash Access, Inc	5,799
173	e*	Global Sources Ltd	3,927
2,503	*	Google, Inc (Class A)	1,310,020
180	e*	H&E Equipment Services, Inc	4,993
1,889	*	HLTH Corp	26,465
227	*	HMS Holdings Corp	4,345
492	e	Healthcare Services Group	14,514
100	e	Heartland Payment Systems, Inc	2,933
200	*	Heidrick & Struggles International, Inc	10,248
800		Jack Henry & Associates, Inc	20,600
326	*	Hudson Highland Group, Inc	6,973
570	e*	Hypercom Corp	3,369
346	*	IHS, Inc (Class A)	15,916
2,143		IMS Health, Inc	68,855
138	e	Imergent, Inc	3,375
392	e*	Infocrossing, Inc	7,240

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
974	*	Informatica Corp	$14,386
367	e	Infospace, Inc	8,518
259	e*	Innerworkings, Inc	4,149
300	e*	Innovative Solutions & Support, Inc	6,966
109	e	Integral Systems, Inc	2,650
387		Interactive Data Corp	10,364
144	*	Interactive Intelligence, Inc	2,966
538	e*	Internap Network Services Corp	7,758
405	e*	Internet Capital Group, Inc	5,022
200		Interpool, Inc	5,380
5,198	e*	Interpublic Group of Cos, Inc	59,257
401	*	Interwoven, Inc	5,630
3,685	*	Intuit, Inc	110,845
470	e*	Ipass, Inc	2,547
1,870	*	Iron Mountain, Inc	48,863
245	e*	JDA Software Group, Inc	4,809
6,193	*	Juniper Networks, Inc	155,878
300	e	Kelly Services, Inc (Class A)	8,238
276	e*	Kenexa Corp	10,408
168	*	Keynote Systems, Inc	2,755
271	*	Kforce, Inc	4,331
582	*	Kinetic Concepts, Inc	30,247
298	e*	Knot, Inc	6,017
500	e*	Korn/Ferry International	13,130
550	*	Labor Ready, Inc	12,711
905	e	Lamar Advertising Co (Class A)	56,798
1,343	e*	Lawson Software, Inc	13,282
638	*	Lionbridge Technologies	3,758
402	e*	LivePerson, Inc	2,151
176	*	LoJack Corp	3,923
1,117	*	MPS Group, Inc	14,934
477	e*	MSC.Software Corp	6,459
570	e*	Magma Design Automation, Inc	8,003
311	*	Manhattan Associates, Inc	8,680
925		Manpower, Inc	85,322
139	*	Mantech International Corp (Class A)	4,285
206		Marchex, Inc (Class B)	3,362
865	e	Mastercard, Inc (Class A)	143,478
1,730	*	McAfee, Inc	60,896
824	*	Mentor Graphics Corp	10,852
90,109		Microsoft Corp	2,655,512
100	*	MicroStrategy, Inc (Class A)	9,449
300	e*	Midway Games, Inc	1,908
837		MoneyGram International, Inc	23,394
1,346	*	Monster Worldwide, Inc	55,321
1,049	*	Move, Inc	4,700
1,071	*	NAVTEQ Corp	45,346
1,968	*	NCR Corp	103,399
310	e	NIC, Inc	2,120
400	*	Ness Technologies, Inc	5,204
510	e*	NetFlix, Inc	9,889
288	*	Network Equipment Technologies, Inc	2,748
4,067	*	Novell, Inc	31,682
1,532	e*	Nuance Communications, Inc	25,630

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
3,618		Omnicom Group, Inc	$191,465
433	e*	Omniture, Inc	9,924
282	*	On Assignment, Inc	3,023
222	e*	Online Resources Corp	2,438
903	e*	Opsware, Inc	8,588
42,180	*	Oracle Corp	831,368
300	e*	PDF Solutions, Inc	3,549
120	e*	PRA International	3,036
500	e*	Packeteer, Inc	3,905
1,140	*	Parametric Technology Corp	24,635
202	e*	PeopleSupport, Inc	2,293
320	e*	Perficient, Inc	6,624
953	*	Perot Systems Corp (Class A)	16,239
300	*	Phase Forward, Inc	5,049
176	e	Portfolio Recovery Associates, Inc	10,564
762	*	Premiere Global Services, Inc	9,921
395	*	Progress Software Corp	12,557
108	e	QAD, Inc	896
140	e	Quality Systems, Inc	5,316
829	*	Quest Software, Inc	13,422
237	e*	Radiant Systems, Inc	3,138
187	e*	Radisys Corp	2,319
754	*	Raser Technologies, Inc	5,572
1,196	e*	RealNetworks, Inc	9,771
2,113	*	Red Hat, Inc	47,078
100	e	Renaissance Learning, Inc	1,315
770	*	Rent-A-Center, Inc	20,197
200	e*	RightNow Technologies, Inc	3,282
1,561		Robert Half International, Inc	56,977
311		Rollins, Inc	7,081
792	*	S1 Corp	6,328
101	e*	SI International, Inc	3,335
200	e*	SPSS, Inc	8,828
419	e*	SRA International, Inc (Class A)	10,584
134	e*	SYNNEX Corp	2,762
1,037	e*	Salesforce.com, Inc	44,446
700	*	Sapient Corp	5,411
618	e*	Secure Computing Corp	4,691
3,204		ServiceMaster Co	49,534
270	e*	Smith Micro Software, Inc	4,066
378	e*	Sohu.com, Inc	12,092
542	*	SonicWALL, Inc	4,656
3,028	e*	Sonus Networks, Inc	25,799
720		Sotheby's	33,134
624	*	Spherion Corp	5,859
73	*	Stratasys, Inc	3,430
39,200	*	Sun Microsystems, Inc	206,192
1,054	*	Sybase, Inc	25,180
356	*	SYKES Enterprises, Inc	6,760
9,857	*	Symantec Corp	199,111
203	*	Synchronoss Technologies, Inc	5,956
1,602	*	Synopsys, Inc	42,341
140		Syntel, Inc	4,255
200	e	TAL International Group, Inc	5,942

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
787	*	THQ, Inc	$24,019
2,110	*	TIBCO Software, Inc	19,096
259	e	TNS, Inc	3,732
685	e*	Take-Two Interactive Software, Inc	13,679
177	*	Taleo Corp (Class A)	3,988
455	e*	TeleTech Holdings, Inc	14,778
196	e	TheStreet.com, Inc	2,132
470	e	Total System Services, Inc	13,870
183	e*	TradeStation Group, Inc	2,132
400	*	Transaction Systems Architects, Inc	13,464
100	e*	Travelzoo, Inc	2,659
444	*	Trizetto Group, Inc	8,596
242	e*	Ultimate Software Group, Inc	7,001
3,813	*	Unisys Corp	34,851
750	e	United Online, Inc	12,368
864	*	United Rentals, Inc	28,115
329	*	Universal Compression Holdings, Inc	23,843
1,094	e*	Valueclick, Inc	32,229
248	e*	Vasco Data Security International	5,644
2,658	*	VeriSign, Inc	84,338
95	e*	Vertrue, Inc	4,634
263		Viad Corp	11,091
306	*	Vignette Corp	5,863
200	e*	Visual Sciences, Inc	3,094
142	*	Vocus, Inc	3,566
150	e*	Volt Information Sciences, Inc	2,766
5,659		Waste Management, Inc	220,984
51	e*	WebMD Health Corp (Class A)	2,401
564	e*	Websense, Inc	11,985
752	*	Wind River Systems, Inc	8,272
13,270	*	Yahoo!, Inc	360,015
774	*	aQuantive, Inc	49,381
12,556	*	eBay, Inc	404,052
122	*	eCollege.com, Inc	2,715
575	e*	eFunds Corp	20,292
248	e*	eSpeed, Inc (Class A)	2,143
400	e*	i2 Technologies, Inc	7,456
213	*	iGate Corp	1,708
306	*	inVentiv Health, Inc	11,203
311		infoUSA, Inc	3,178
		TOTAL BUSINESS SERVICES	12,949,574

CHEMICALS AND ALLIED PRODUCTS - 8.77%
16,853		Abbott Laboratories	902,478
303	e*	Abraxis BioScience, Inc	6,736
300	e*	Acadia Pharmaceuticals, Inc	4,101
232	e*	Acorda Therapeutics, Inc	3,958
240	e*	Adams Respiratory Therapeutics, Inc	9,454
157	e*	Advanced Magnetics, Inc	9,131
2,369		Air Products & Chemicals, Inc	190,397
276	*	Albany Molecular Research, Inc	4,099
852		Albemarle Corp	32,828
887		Alberto-Culver Co	21,040
400	e*	Alexion Pharmaceuticals, Inc	18,024

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
1,288	e*	Alkermes, Inc	$18,805
468	*	Allos Therapeutics, Inc	2,069
344	e*	Alnylam Pharmaceuticals, Inc	5,225
534	e*	Alpharma, Inc (Class A)	13,889
479	e*	American Oriental Bioengineering, Inc	4,263
146	e	American Vanguard Corp	2,091
12,728	*	Amgen, Inc	703,731
200		Arch Chemicals, Inc	7,028
492	e*	Arena Pharmaceuticals, Inc	5,407
364	e*	Arqule, Inc	2,566
600	e*	Array Biopharma, Inc	7,002
600	e*	Auxilium Pharmaceuticals, Inc	9,564
550	e*	Aventine Renewable Energy Holdings, Inc	9,334
1,186		Avery Dennison Corp	78,845
4,800		Avon Products, Inc	176,400
184	e	Balchem Corp	3,343
1,154	*	Barr Pharmaceuticals, Inc	57,965
111	e*	Bentley Pharmaceuticals, Inc	1,348
967	e*	BioMarin Pharmaceuticals, Inc	17,348
800	*	Bioenvision, Inc	4,624
3,745	*	Biogen Idec, Inc	200,358
400	e*	Bradley Pharmaceuticals, Inc	8,684
21,531		Bristol-Myers Squibb Co	679,518
607		CF Industries Holdings, Inc	36,353
696		Cabot Corp	33,185
300	e*	Calgon Carbon Corp	3,480
206		Cambrex Corp	2,734
1,384		Celanese Corp (Series A)	53,672
300	e*	Cell Genesys, Inc	1,005
724	e*	Cephalon, Inc	58,202
749	e*	Charles River Laboratories International, Inc	38,663
149	*	Chattem, Inc	9,444
2,512		Chemtura Corp	27,908
712	e	Church & Dwight Co, Inc	34,504
1,659		Clorox Co	103,024
5,597		Colgate-Palmolive Co	362,965
711	e*	Cubist Pharmaceuticals, Inc	14,014
565	e*	Cypress Bioscience, Inc	7,492
966	*	CytRx Corp	3,014
525		Cytec Industries, Inc	33,479
898		Dade Behring Holdings, Inc	47,702
1,113	e*	Dendreon Corp	7,880
236	*	Digene Corp	14,172
911	e*	Discovery Laboratories, Inc	2,578
10,430		Dow Chemical Co	461,215
10,104		Du Pont (E.I.) de Nemours & Co	513,687
698	e*	Durect Corp	2,687
889		Eastman Chemical Co	57,189
1,912		Ecolab, Inc	81,642
350	e*	Elizabeth Arden, Inc	8,491
2,400	e*	Encysive Pharmaceuticals, Inc	4,272
400	e*	Enzon Pharmaceuticals, Inc	3,140
1,252		Estee Lauder Cos (Class A)	56,979
427		FMC Corp	38,170

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
396		Ferro Corp	$9,872
3,503	e*	Forest Laboratories, Inc	159,912
400	e*	GTx, Inc	6,476
5,167	*	Genentech, Inc	390,935
2,894	*	Genzyme Corp	186,374
400	e	Georgia Gulf Corp	7,244
1,012	e*	Geron Corp	7,124
10,264	*	Gilead Sciences, Inc	397,935
600		H.B. Fuller Co	17,934
705	e*	Halozyme Therapeutics, Inc	6,507
1,169	*	Hercules, Inc	22,971
1,725	*	Hospira, Inc	67,344
1,379	*	Human Genome Sciences, Inc	12,301
982		Huntsman Corp	23,872
135	e*	Idenix Pharmaceuticals, Inc	797
360	*	Idexx Laboratories, Inc	34,067
675	*	ImClone Systems, Inc	23,868
676	*	Immucor, Inc	18,908
507	e*	Indevus Pharmaceuticals, Inc	3,412
229	e	Innophos Holdings, Inc	3,275
131		Innospec, Inc	7,757
94	e	Inter Parfums, Inc	2,502
314	e*	InterMune, Inc	8,145
990		International Flavors & Fragrances, Inc	51,619
517	e*	Inverness Medical Innovations, Inc	26,377
524	*	Invitrogen Corp	38,645
453	e*	Javelin Pharmaceuticals, Inc	2,804
360	e*	KV Pharmaceutical Co (Class A)	9,806
162	e	Kaiser Aluminum Corp	11,807
230	*	Keryx Biopharmaceuticals, Inc	2,247
2,581	*	King Pharmaceuticals, Inc	52,807
193		Koppers Holdings, Inc	6,500
56	e	Kronos Worldwide, Inc	1,433
230	*	Landec Corp	3,082
993	e	Ligand Pharmaceuticals, Inc (Class B)	6,832
10,952		Eli Lilly & Co	611,998
722		Lubrizol Corp	46,605
2,550	e	Lyondell Chemical Co	94,656
792	*	MGI Pharma, Inc	17,717
300	e*	MannKind Corp	3,699
342	e	Mannatech, Inc	5,434
338	e*	Martek Biosciences Corp	8,778
1,476	e*	Medarex, Inc	21,092
547	e*	Medicines Co	9,638
596	e	Medicis Pharmaceutical Corp (Class A)	18,202
232	*	Medivation, Inc	4,740
23,712		Merck & Co, Inc	1,180,858
433	e	Meridian Bioscience, Inc	9,379
3,429	*	Millennium Pharmaceuticals, Inc	36,245
246	e	Minerals Technologies, Inc	16,470
528	e*	Minrad International, Inc	3,131
571	e*	Momenta Pharmaceuticals, Inc	5,756
6,020		Monsanto Co	406,591
1,731	*	Mosaic Co	67,544

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
2,728	*	Mylan Laboratories, Inc	$49,622
580	*	NBTY, Inc	25,056
113	e	NL Industries, Inc	1,132
612	e*	Nabi Biopharmaceuticals	2,815
1,497		Nalco Holding Co	41,093
187	e*	Nastech Pharmaceutical Co, Inc	2,040
559	e*	Neurocrine Biosciences, Inc	6,278
154		NewMarket Corp	7,449
200	e*	Noven Pharmaceuticals, Inc	4,690
298	*	OM Group, Inc	15,770
596	*	OSI Pharmaceuticals, Inc	21,581
739		Olin Corp	15,519
151	e*	Omrix Biopharmaceuticals, Inc	4,750
450	e*	Onyx Pharmaceuticals, Inc	12,105
360	e*	OraSure Technologies, Inc	2,945
1,273	e*	PDL BioPharma, Inc	29,661
1,796		PPG Industries, Inc	136,694
235	e*	Pacific Ethanol, Inc	3,102
300	*	Pain Therapeutics, Inc	2,613
364	*	Par Pharmaceutical Cos, Inc	10,276
270	*	Parexel International Corp	11,356
252	e*	Penwest Pharmaceuticals Co	3,142
889		Perrigo Co	17,407
199	e*	PetMed Express, Inc	2,555
76,786		Pfizer, Inc	1,963,418
258	e*	Pharmion Corp	7,469
118	e*	Pioneer Cos, Inc	4,056
965	*	PolyOne Corp	6,938
200	*	Pozen, Inc	3,614
3,486		Praxair, Inc	250,957
400	e*	Prestige Brands Holdings, Inc	5,192
34,451		Procter & Gamble Co	2,108,057
300	e*	Progenics Pharmaceuticals, Inc	6,471
356	*	Protalix BioTherapeutics, Inc	9,608
333	*	Quidel Corp	5,847
1,300		RPM International, Inc	30,043
1,643	e*	Revlon, Inc (Class A)	2,251
300	*	Rockwood Holdings, Inc	10,965
1,668		Rohm & Haas Co	91,206
382	e*	Salix Pharmaceuticals Ltd	4,699
492	e*	Santarus, Inc	2,544
16,293		Schering-Plough Corp	495,959
375	e*	Sciele Pharma, Inc	8,835
464		Scotts Miracle-Gro Co (Class A)	19,924
600		Sensient Technologies Corp	15,234
1,184	*	Sepracor, Inc	48,568
1,216		Sherwin-Williams Co	80,828
1,508		Sigma-Aldrich Corp	64,346
100	e	Stepan Co	3,028
900	e*	SuperGen, Inc	5,004
147	e*	SurModics, Inc	7,350
251	e*	Tanox, Inc	4,872
445		Tronox, Inc (Class B)	6,252
500		UAP Holding Corp	15,070

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
92	e*	USANA Health Sciences, Inc	$4,116
864	e*	USEC, Inc	18,991
240	e*	United Therapeutics Corp	15,302
868	*	VCA Antech, Inc	32,715
1,091		Valeant Pharmaceuticals International	18,209
1,088	e	Valspar Corp	30,910
289	e*	Vanda Pharmaceuticals, Inc	5,855
400	e*	Verasun Energy Corp	5,792
1,500	*	Vertex Pharmaceuticals, Inc	42,840
739	e*	Viropharma, Inc	10,198
802	e*	WR Grace & Co	19,641
994	*	Warner Chilcott Ltd (Class A)	17,981
1,123	*	Watson Pharmaceuticals, Inc	36,531
220	e	Westlake Chemical Corp	6,186
14,716		Wyeth	843,815
1,452	*	XOMA Ltd	4,414
200	e*	Xenoport, Inc	8,884
405	e*	Zymogenetics, Inc	5,917
		TOTAL CHEMICALS AND ALLIED PRODUCTS	16,393,172

COAL MINING - 0.18%
721	e*	Alpha Natural Resources, Inc	14,990
1,502	e	Arch Coal, Inc	52,270
1,992		Consol Energy, Inc	91,851
1,234	e*	International Coal Group, Inc	7,379
848		Massey Energy Co	22,599
2,899		Peabody Energy Corp	140,254
		TOTAL COAL MINING	329,343

COMMUNICATIONS - 4.82%
67,458		AT&T, Inc	2,799,507
463	e	Alaska Communications Systems Group, Inc	7,334
3,769		Alltel Corp	254,596
4,600	*	American Tower Corp (Class A)	193,200
356	e*	Anixter International, Inc	26,775
105	e	Atlantic Tele-Network, Inc	3,007
200	*	Audiovox Corp (Class A)	2,594
296	*	Authorize.Net Holdings, Inc	5,295
4,921	*	Avaya, Inc	82,870
552	e*	Brightpoint, Inc	7,612
252	*	Clearwire Corp (Class A)	6,156
185	e	CT Communications, Inc	5,644
567	e*	CTC Media, Inc	15,388
2,359	*	Cablevision Systems Corp (Class A)	85,372
178	e*	Cbeyond Communications, Inc	6,855
100	*	Centennial Communications Corp	949
374	*	Central European Media Enterprises Ltd (Class A)	36,495
1,199		CenturyTel, Inc	58,811
4,638	e*	Charter Communications, Inc (Class A)	18,784
3,005	*	Cincinnati Bell, Inc	17,369
2,372	e	Citadel Broadcasting Corp	15,299
3,769		Citizens Communications Co	57,553
5,432		Clear Channel Communications, Inc	205,438
32,312	*	Comcast Corp (Class A)	908,613

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
300	e	Consolidated Communications Holdings, Inc	$6,780
496	e*	Cox Radio, Inc (Class A)	7,063
2,538	e*	Crown Castle International Corp	92,053
200	e*	Crown Media Holdings, Inc (Class A)	1,440
671	e*	Cumulus Media, Inc (Class A)	6,274
145	*	DG FastChannel,Inc	2,955
8,249	*	DIRECTV Group, Inc	190,634
1,770	*	Dobson Communications Corp (Class A)	19,665
2,276	*	EchoStar Communications Corp (Class A)	98,710
1,652		Embarq Corp	104,687
521	e	Emmis Communications Corp (Class A)	4,798
421	e	Entercom Communications Corp (Class A)	10,479
810	*	Entravision Communications Corp (Class A)	8,448
120	*	Eschelon Telecom, Inc	3,552
300	e	Fairpoint Communications, Inc	5,325
1,894	e*	FiberTower Corp	8,201
52	e*	Fisher Communications, Inc	2,641
1,594	*	Foundry Networks, Inc	26,556
464	*	General Communication, Inc (Class A)	5,944
193	e*	GeoEye, Inc	4,194
267	e*	Global Crossing Ltd	5,041
882		Global Payments, Inc	34,971
177		Golden Telecom, Inc	9,737
420		Gray Television, Inc	3,893
260	*	Harris Stratex Networks, Inc (Class A)	4,675
327		Hearst-Argyle Television, Inc	7,881
71	e*	Hughes Communications, Inc	3,705
1,912	e*	IAC/InterActiveCorp	66,174
1,142	e*	ICO Global Communications Holdings Ltd	3,974
614	e	IDT Corp (Class B)	6,336
361	*	Ibasis, Inc	3,628
167	*	InPhonic, Inc	778
400	e	Iowa Telecommunications Services, Inc	9,092
284	e*	Knology, Inc	4,933
558	*	Leap Wireless International, Inc	47,151
16,553	e*	Level 3 Communications, Inc	96,835
4,203	e*	Liberty Global, Inc (Class A)	172,491
7,127	*	Liberty Media Holding Corp (Interactive A)	159,146
1,411	*	Liberty Media Corp - Capital (Series A)	166,046
281	*	Lin TV Corp (Class A)	5,286
250	e*	Lodgenet Entertainment Corp	8,015
573	e*	Mastec, Inc	9,065
493	e*	Mediacom Communications Corp (Class A)	4,777
612	*	MetroPCS Communications, Inc	20,220
1,733	*	NII Holdings, Inc	139,922
307		NTELOS Holdings Corp	8,485
832	e*	NeuStar, Inc (Class A)	24,103
301	e*	Nextwave Wireless, Inc	2,513
158	e	North Pittsburgh Systems, Inc	3,358
435	e*	Novatel Wireless, Inc	11,319
292	*	Orbcomm, Inc	4,792
994	*	PAETEC Holding Corp	11,222
17,458	e*	Qwest Communications International, Inc	169,343
242		RCN Corp	4,547

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
888	*	Radio One, Inc (Class D)	$6,269
132	*	Rural Cellular Corp (Class A)	5,783
300	e*	SAVVIS, Inc	14,853
1,078	e*	SBA Communications Corp (Class A)	36,210
87		Salem Communications Corp (Class A)	965
58	e	Shenandoah Telecom Co	2,948
383	e	Sinclair Broadcast Group, Inc (Class A)	5,446
300	e*	Spanish Broadcasting System, Inc (Class A)	1,290
30,853		Sprint Nextel Corp	638,966
122	e	SureWest Communications	3,323
137	*	Switch & Data Facilities Co, Inc	2,629
182	*	Syniverse Holdings, Inc	2,341
1,124		Telephone & Data Systems, Inc	70,329
500	e*	Terremark Worldwide, Inc	3,225
1,542	*	Time Warner Cable, Inc (Class A)	60,400
932	e*	TiVo, Inc	5,396
200	*	US Cellular Corp	18,120
250		USA Mobility, Inc	6,690
31,892		Verizon Communications, Inc	1,312,994
336	e*	Vonage Holdings Corp	1,045
5,221		Windstream Corp	77,062
3,259	e*	XM Satellite Radio Holdings, Inc (Class A)	38,358
180		iPCS, Inc	6,097
500	e*	j2 Global Communications, Inc	17,450
		TOTAL COMMUNICATIONS	9,003,558

DEPOSITORY INSTITUTIONS - 8.66%
121		1st Source Corp	3,015
164	e	Alabama National Bancorp	10,142
200		Amcore Financial, Inc	5,798
107	e	AmericanWest Bancorp	1,951
108	e	Ameris Bancorp	2,427
300	e	Anchor Bancorp Wisconsin, Inc	7,857
1,394		Associated Banc-Corp	45,584
951		Astoria Financial Corp	23,813
6,027		BB&T Corp	245,178
237		BOK Financial Corp	12,661
130		Bancfirst Corp	5,567
298		Banco Latinoamericano de Exportaciones S.A.	5,602
117	*	Bancorp, Inc	2,616
823		Bancorpsouth, Inc	20,131
838		Bank Mutual Corp	9,662
48,552		Bank of America Corp	2,373,707
544		Bank of Hawaii Corp	28,092
102	e	Bank of the Ozarks, Inc	2,843
8,307		Bank of New York Co, Inc	344,242
452	e	BankAtlantic Bancorp, Inc (Class A)	3,892
300	e	BankFinancial Corp	4,635
400		BankUnited Financial Corp (Class A)	8,028
79		Banner Corp	2,691
57	e	Berkshire Hills Bancorp, Inc	1,796
381	e	Boston Private Financial Holdings, Inc	10,237
668	e	Brookline Bancorp, Inc	7,689
616	e	CVB Financial Corp	6,850

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
101	e	Capital City Bank Group, Inc	$3,165
93	e	Capital Corp of the West	2,228
140	e	Capitol Bancorp Ltd	3,826
332	e	Capitol Federal Financial	12,257
303	e	Cascade Bancorp	7,011
69		Cass Information Systems, Inc	2,502
518	e	Cathay General Bancorp	17,374
600	e*	Centennial Bank Holdings, Inc	5,082
121	e	Center Financial Corp	2,047
311	e	Central Pacific Financial Corp	10,266
234	e	Chemical Financial Corp	6,054
453		Chittenden Corp	15,832
54,119		Citigroup, Inc	2,775,764
955	e	Citizens Banking Corp	17,477
121	e	City Bank	3,813
155	e	City Holding Co	5,941
477		City National Corp	36,295
150	e	CoBiz, Inc	2,718
1,743		Colonial Bancgroup, Inc	43,523
170	e	Columbia Banking System, Inc	4,973
1,708		Comerica, Inc	101,575
2,074		Commerce Bancorp, Inc	76,717
761		Commerce Bancshares, Inc	34,473
113	e*	Community Bancorp	3,162
400	e	Community Bank System, Inc	8,008
245	e	Community Banks, Inc	7,894
139	e	Community Trust Bancorp, Inc	4,490
1,441		Compass Bancshares, Inc	99,400
400	e	Corus Bankshares, Inc	6,904
656	e	Cullen/Frost Bankers, Inc	35,076
309	e	Dime Community Bancshares	4,076
300	e*	Dollar Financial Corp	8,550
257	e	Downey Financial Corp	16,957
663	e	East West Bancorp, Inc	25,777
90	e	Enterprise Financial Services Corp	2,237
589	e*	Euronet Worldwide, Inc	17,175
594	e	FNB Corp	9,944
6,008	e	Fifth Third Bancorp	238,938
100	e	First Bancorp	1,873
732		First Bancorp	8,045
150	e	First Busey Corp	2,999
700	e	First Charter Corp	13,629
70		First Citizens Bancshares, Inc (Class A)	13,608
739	e	First Commonwealth Financial Corp	8,070
270	e	First Community Bancorp, Inc	15,447
72	e	First Community Bancshares, Inc	2,246
315	e	First Financial Bancorp	4,722
189	e	First Financial Bankshares, Inc	7,335
188	e	First Financial Corp	5,520
133	e	First Financial Holdings, Inc	4,350
1,297	e	First Horizon National Corp	50,583
146		First Indiana Corp	3,230
315		First Merchants Corp	7,569
545	e	First Midwest Bancorp, Inc	19,353

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
1,301	e	First Niagara Financial Group, Inc	$17,043
100		First Place Financial Corp	2,112
300	*	First Regional Bancorp	7,632
342		First Republic Bank	18,352
88	e	First South Bancorp, Inc	2,367
156	e	First State Bancorporation	3,321
208	e*	FirstFed Financial Corp	11,800
953		FirstMerit Corp	19,946
485	e	Flagstar Bancorp, Inc	5,844
150	e	Flushing Financial Corp	2,409
215	e*	Franklin Bank Corp	3,204
700	e	Fremont General Corp	7,532
537	e	Frontier Financial Corp	12,099
1,944	e	Fulton Financial Corp	28,032
580	e	Glacier Bancorp, Inc	11,803
104	e	Great Southern Bancorp, Inc	2,813
543		Greater Bay Bancorp	15,117
95	e	Greene County Bancshares, Inc	2,970
294	e	Hancock Holding Co	11,040
384	e	Hanmi Financial Corp	6,551
302	e	Harleysville National Corp	4,868
158	e	Heartland Financial USA, Inc	3,839
126		Heritage Commerce Corp	2,984
127	e	Home Bancshares, Inc	2,864
140	e	Horizon Financial Corp	3,051
5,959		Hudson City Bancorp, Inc	72,819
2,582	e	Huntington Bancshares, Inc	58,715
125	e	IBERIABANK Corp	6,181
100	e	Independent Bank Corp	2,954
250	e	Independent Bank Corp	4,303
752	e	IndyMac Bancorp, Inc	21,936
161		Integra Bank Corp	3,457
674	e	International Bancshares Corp	17,268
579	*	Investors Bancorp, Inc	7,776
771		Investors Financial Services Corp	47,548
300	e	Irwin Financial Corp	4,491
242		ITLA Capital Corp	12,613
37,377		JPMorgan Chase & Co	1,810,916
247	e	KNBT Bancorp, Inc	3,631
227	e	Kearny Financial Corp	3,060
4,292		Keycorp	147,344
126	e	Lakeland Bancorp, Inc	1,676
92	e	Lakeland Financial Corp	1,957
752		M&T Bank Corp	80,389
375		MAF Bancorp, Inc	20,348
400	e	MB Financial, Inc	13,896
125	e	Macatawa Bank Corp	1,989
90		MainSource Financial Group, Inc	1,511
2,834		Marshall & Ilsley Corp	134,983
4,557		Mellon Financial Corp	200,508
85	e	Midwest Banc Holdings, Inc	1,233
100	e	NASB Financial, Inc	3,365
374	e	NBT Bancorp, Inc	8,437
186	e	Nara Bancorp, Inc	2,963

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
5,600		National City Corp	$186,592
572	e	National Penn Bancshares, Inc	9,541
523	e*	Net 1 UEPS Technologies, Inc	12,630
3,411	e	New York Community Bancorp, Inc	58,055
1,211	e	NewAlliance Bancshares, Inc	17,826
2,400		Northern Trust Corp	154,176
200	e	Northwest Bancorp, Inc	5,228
869	e	Old National Bancorp	14,434
350	e	Old Second Bancorp, Inc	10,206
100	e	Omega Financial Corp	2,689
165	e	Oriental Financial Group, Inc	1,800
210		PFF Bancorp, Inc	5,865
3,775		PNC Financial Services Group, Inc	270,215
528	e	Pacific Capital Bancorp	14,245
165	e	Park National Corp	13,990
531		Partners Trust Financial Group, Inc	5,576
2,094		People's United Financial, Inc	37,127
75	e	Peoples Bancorp, Inc	2,030
200	e*	Pinnacle Financial Partners, Inc	5,872
2,921		Popular, Inc	46,940
150		Preferred Bank	6,000
20	e	Premierwest Bancorp	270
228	e	PrivateBancorp, Inc	6,566
328	e	Prosperity Bancshares, Inc	10,745
357	e	Provident Bankshares Corp	11,702
854	e	Provident Financial Services, Inc	13,459
421	e	Provident New York Bancorp	5,688
7,711	e	Regions Financial Corp	255,234
195	e	Renasant Corp	4,434
120	e	Republic Bancorp, Inc (Class A)	1,991
47	e	Royal Bancshares of Pennsylvania (Class A)	926
300	e	S&T Bancorp, Inc	9,870
210	e	S.Y. Bancorp, Inc	4,990
75		SCBT Financial Corp	2,730
400	e*	SVB Financial Group	21,244
250	e	Sandy Spring Bancorp, Inc	7,860
121		Santander BanCorp	1,798
102	e	Seacoast Banking Corp of Florida	2,219
200	e	Security Bank Corp	4,020
319	e*	Signature Bank	10,878
108	e	Simmons First National Corp (Class A)	2,980
1,239		Sky Financial Group, Inc	34,519
800	e	South Financial Group, Inc	18,112
116	e	Southside Bancshares, Inc	2,520
94		Southwest Bancorp, Inc	2,260
4,442		Sovereign Bancorp, Inc	93,904
3,680		State Street Corp	251,712
119	e	Sterling Bancorp	1,908
808		Sterling Bancshares, Inc	9,138
320	e*	Sterling Financial Corp	3,366
561		Sterling Financial Corp	16,235
88	e	Suffolk Bancorp	2,809
134	e*	Sun Bancorp, Inc	2,261
3,902		SunTrust Banks, Inc	334,557

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
700	e*	Superior Bancorp	$7,161
496	e	Susquehanna Bancshares, Inc	11,096
2,946		Synovus Financial Corp	90,442
1,433	e	TCF Financial Corp	39,837
66	e	Taylor Capital Group, Inc	1,817
300	e*	Texas Capital Bancshares, Inc	6,705
238	e	TierOne Corp	7,164
119	e	Tompkins Trustco, Inc	4,451
92	e	Trico Bancshares	2,057
626	e	Trustco Bank Corp NY	6,185
491	e	Trustmark Corp	12,697
19,022		US Bancorp	626,775
126	e	USB Holding Co, Inc	2,402
1,089	e	UCBH Holdings, Inc	19,896
372		UMB Financial Corp	13,716
581	e	Umpqua Holdings Corp	13,659
103	e	Union Bankshares Corp	2,390
523		UnionBanCal Corp	31,223
437	e	United Bankshares, Inc	13,897
335	e	United Community Banks, Inc	8,673
400	e	United Community Financial Corp	3,992
121	e	Univest Corp of Pennsylvania	2,725
1,507	e	Valley National Bancorp	33,892
20	e	Vineyard National Bancorp	459
126	e*	Virginia Commerce Bancorp	2,131
1,166	e	W Holding Co, Inc	3,078
100		WSFS Financial Corp	6,543
20,933		Wachovia Corp	1,072,816
958		Washington Federal, Inc	23,289
9,654		Washington Mutual, Inc	411,647
138	e	Washington Trust Bancorp, Inc	3,479
620		Webster Financial Corp	26,455
36,734		Wells Fargo & Co	1,291,935
200	e	WesBanco, Inc	5,900
200	e	West Coast Bancorp	6,078
390	e	Westamerica Bancorporation	17,254
143	e*	Western Alliance Bancorp	4,269
8,529		Western Union Co	177,659
167		Westfield Financial, Inc	1,665
750		Whitney Holding Corp	22,575
772		Wilmington Trust Corp	32,046
167	e	Wilshire Bancorp, Inc	2,034
248	e	Wintrust Financial Corp	10,875
254	e	Yardville National Bancorp	8,674
1,182		Zions Bancorporation	90,908
		TOTAL DEPOSITORY INSTITUTIONS	16,171,209

EATING AND DRINKING PLACES - 0.85%
208	e*	AFC Enterprises	3,596
859		Applebees International, Inc	20,702
113	e*	BJ's Restaurants, Inc	2,231
501		Burger King Holdings, Inc	13,196
133	*	Benihana, Inc (Class A)	2,660
460		Bob Evans Farms, Inc	16,951

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
1,243		Brinker International, Inc	$36,383
144	e*	Buffalo Wild Wings, Inc	5,989
365	e	CBRL Group, Inc	15,505
343	*	CEC Entertainment, Inc	12,074
622		CKE Restaurants, Inc	12,484
262	*	California Pizza Kitchen, Inc	5,628
378	e*	Chipotle Mexican Grill, Inc (Class B)	29,722
1,556		Darden Restaurants, Inc	68,448
949	*	Denny's Corp	4,223
400	e	Domino's Pizza, Inc	7,308
182	e	IHOP Corp	9,906
339	*	Jack in the Box, Inc	24,049
587	e*	Krispy Kreme Doughnuts, Inc	5,436
273	e	Landry's Restaurants, Inc	8,261
127	*	McCormick & Schmick's Seafood Restaurants, Inc	3,294
13,064		McDonald's Corp	663,129
300		O'Charleys, Inc	6,048
277	e*	PF Chang's China Bistro, Inc	9,750
200	e*	Papa John's International, Inc	5,752
361	*	Rare Hospitality International, Inc	9,664
150	e*	Red Robin Gourmet Burgers, Inc	6,056
661	e	Ruby Tuesday, Inc	17,404
200	e*	Ruth's Chris Steak House, Inc	3,398
810	e*	Sonic Corp	17,917
8,127	*	Starbucks Corp	213,252
442	e*	Texas Roadhouse, Inc (Class A)	5,653
844	e*	Cheesecake Factory	20,695
400	e*	Steak N Shake Co	6,676
2,075		Tim Hortons, Inc	63,806
672	e	Triarc Cos (Class B)	10,550
955		Wendy's International, Inc	35,096
5,732		Yum! Brands, Inc	187,551
		TOTAL EATING AND DRINKING PLACES	1,590,443

EDUCATIONAL SERVICES - 0.14%
1,527	*	Apollo Group, Inc (Class A)	89,223
1,003	e*	Career Education Corp	33,871
942	e*	Corinthian Colleges, Inc	15,345
587	e	DeVry, Inc	19,970
445	*	ITT Educational Services, Inc	52,234
481	*	Laureate Education, Inc	29,658
168	e	Strayer Education, Inc	22,127
228	e*	Universal Technical Institute, Inc	5,789
		TOTAL EDUCATIONAL SERVICES	268,217

ELECTRIC, GAS, AND SANITARY SERVICES - 3.94%
7,175	*	AES Corp	156,989
851		AGL Resources, Inc	34,448
1,721	*	Allegheny Energy, Inc	89,045
338	e	Allete, Inc	15,903
1,255		Alliant Energy Corp	48,757
2,801	*	Allied Waste Industries, Inc	37,701
2,267		Ameren Corp	111,106
200	e	American Ecology Corp	4,284

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
4,360		American Electric Power Co, Inc	$196,374
150	e	American States Water Co	5,336
1,501		Aqua America, Inc	33,757
3,770	*	Aquila, Inc	15,419
846		Atmos Energy Corp	25,431
600		Avista Corp	12,930
446	e	Black Hills Corp	17,729
250	e	CH Energy Group, Inc	11,243
2,460		CMS Energy Corp	42,312
148	e	California Water Service Group	5,549
100		Cascade Natural Gas Corp	2,641
100	*	Casella Waste Systems, Inc (Class A)	1,078
3,472		Centerpoint Energy, Inc	60,413
110	e	Central Vermont Public Service Corp	4,145
162	e*	Clean Harbors, Inc	8,006
655	e	Cleco Corp	16,048
2,990		Consolidated Edison, Inc	134,909
160	e	Consolidated Water Co, Inc	4,690
1,978		Constellation Energy Group, Inc	172,422
1,225	*	Covanta Holding Corp	30,196
401	e	Crosstex Energy, Inc	11,521
1,497	e	DPL, Inc	42,425
1,926		DTE Energy Co	92,872
3,832		Dominion Resources, Inc	330,740
13,500		Duke Energy Corp	247,050
3,687	*	Dynegy, Inc (Class A)	34,805
3,564		Edison International	200,012
7,776		El Paso Corp	133,980
600	*	El Paso Electric Co	14,736
239		Empire District Electric Co	5,346
818		Energen Corp	44,941
1,733		Energy East Corp	45,214
57	e	EnergySouth, Inc	2,907
2,158		Entergy Corp	231,661
7,358		Exelon Corp	534,191
4,446		FPL Group, Inc	252,266
3,334		FirstEnergy Corp	215,810
1,141		Great Plains Energy, Inc	33,226
966	e	Hawaiian Electric Industries, Inc	22,885
435		ITC Holdings Corp	17,674
447	e	Idacorp, Inc	14,322
851	e	Integrys Energy Group, Inc	43,171
1,922		KeySpan Corp	80,686
200	e	Laclede Group, Inc	6,376
1,959		MDU Resources Group, Inc	54,930
287	e	MGE Energy, Inc	9,376
110		Markwest Hydrocarbon, Inc	6,317
282		Metal Management, Inc	12,428
2,799	*	Mirant Corp	119,377
2,651	*	NRG Energy, Inc	110,202
1,104		NSTAR	35,825
962	e	National Fuel Gas Co	41,664
442	e	New Jersey Resources Corp	22,551
2,768		NiSource, Inc	57,325

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
493	e	Nicor, Inc	$21,160
379	e	NorthWestern Corp	12,056
1,671		Northeast Utilities	47,390
333	e	Northwest Natural Gas Co	15,381
983		OGE Energy Corp	36,027
1,227		Oneok, Inc	61,853
100	e	Ormat Technologies, Inc	3,768
300	e	Otter Tail Corp	9,621
3,844		PG&E Corp	174,133
681		PNM Resources, Inc	18,925
4,222		PPL Corp	197,547
1,997		Pepco Holdings, Inc	56,315
167	e*	Pico Holdings, Inc	7,224
978		Piedmont Natural Gas Co, Inc	24,108
200	e*	Pike Electric Corp	4,476
1,096		Pinnacle West Capital Corp	43,676
291		Portland General Electric Co	7,985
2,821		Progress Energy, Inc	128,609
600	m,v*	Progress Energy, Inc	6
2,775		Public Service Enterprise Group, Inc	243,590
1,370		Puget Energy, Inc	33,127
1,890		Questar Corp	99,887
3,766	*	Reliant Energy, Inc	101,494
1,839		Republic Services, Inc	56,347
115	e	Resource America, Inc (Class A)	2,370
1,276		SCANA Corp	48,858
387	e*	SEMCO Energy, Inc	3,007
138	e	SJW Corp	4,595
2,887		Sempra Energy	170,997
2,425	*	Sierra Pacific Resources	42,583
260		South Jersey Industries, Inc	9,199
8,228		Southern Co	282,138
1,008		Southern Union Co	32,851
398		Southwest Gas Corp	13,456
129	e	Southwest Water Co	1,647
1,017	*	Stericycle, Inc	45,216
2,190		TECO Energy, Inc	37,624
5,023		TXU Corp	338,048
1,162		UGI Corp	31,699
256	e	UIL Holdings Corp	8,474
365		Unisource Energy Corp	12,005
1,078	e	Vectren Corp	29,031
514	e	WGL Holdings, Inc	16,777
871	*	Waste Connections, Inc	26,339
229	e*	Waste Services, Inc	2,782
1,015		Westar Energy, Inc	24,644
6,475		Williams Cos, Inc	204,740
1,306		Wisconsin Energy Corp	57,764
4,413		Xcel Energy, Inc	90,334
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	7,369,556

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.17%
1,296	*	ADC Telecommunications, Inc	23,756
632	*	AMIS Holdings, Inc	7,913

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
395	*	ATMI, Inc	$11,850
484		AVX Corp	8,102
129	e*	AZZ, Inc	4,341
244	e*	Acme Packet, Inc	2,804
200	*	Actel Corp	2,782
520		Acuity Brands, Inc	31,346
900	*	Adaptec, Inc	3,429
743		Adtran, Inc	19,296
395	*	Advanced Analogic Technologies, Inc	3,832
504	*	Advanced Energy Industries, Inc	11,421
6,105	e*	Advanced Micro Devices, Inc	87,302
950	e*	Aeroflex, Inc	13,462
3,835		Altera Corp	84,869
259	e*	American Superconductor Corp	5,001
1,200		Ametek, Inc	47,616
1,105	e*	Amkor Technology, Inc	17,404
1,948		Amphenol Corp (Class A)	69,446
891	e*	Anadigics, Inc	12,287
3,579		Analog Devices, Inc	134,714
1,708	*	Andrew Corp	24,664
9,463	*	Apple Computer, Inc	1,154,865
3,565	*	Applied Micro Circuits Corp	8,913
1,300	*	Arris Group, Inc	22,867
567	e*	Atheros Communications, Inc	17,486
5,300	*	Atmel Corp	29,468
1,823	e*	Avanex Corp	3,281
1,581	e*	Avnet, Inc	62,671
500		Baldor Electric Co	24,640
100	e	Bel Fuse, Inc (Class B)	3,403
750	*	Benchmark Electronics, Inc	16,965
5,140	*	Broadcom Corp (Class A)	150,345
539	*	C-COR, Inc	7,578
300	e	CTS Corp	3,798
266	e*	Ceradyne, Inc	19,673
500	*	Checkpoint Systems, Inc	12,625
932	*	Ciena Corp	33,673
66,616	*	Cisco Systems, Inc	1,855,256
200	e*	Color Kinetics, Inc	6,682
330	*	Comtech Telecommunications Corp	15,319
5,030	e*	Conexant Systems, Inc	6,941
1,952		Cooper Industries Ltd (Class A)	111,440
884	*	Cree, Inc	22,851
300		Cubic Corp	9,054
1,608	e*	Cypress Semiconductor Corp	37,450
289	*	DSP Group, Inc	5,916
179	e*	DTS, Inc	3,897
179	e*	Diodes, Inc	7,477
273	*	Ditech Networks, Inc	2,236
432	*	Dolby Laboratories, Inc (Class A)	15,297
161	*	EMS Technologies, Inc	3,552
1,603		Eaton Corp	149,079
300	e*	Electro Scientific Industries, Inc	6,240
481	*	EnerSys	8,802
617	e*	Energizer Holdings, Inc	61,453

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
426	e*	Energy Conversion Devices, Inc	$13,129
1,523	e*	Evergreen Solar, Inc	14,164
520	e*	Exar Corp	6,968
1,414	*	Fairchild Semiconductor International, Inc	27,318
2,640	e*	Finisar Corp	9,979
344	e*	First Solar, Inc	30,716
234	e	Franklin Electric Co, Inc	11,040
600	e*	FuelCell Energy, Inc	4,752
1,265	e	Garmin Ltd	93,572
3,003	*	Gemstar-TV Guide International, Inc	14,775
312	*	Genlyte Group, Inc	24,504
1,200	e*	GrafTech International Ltd	20,208
269	e*	Greatbatch, Inc	8,716
713		Harman International Industries, Inc	83,278
1,008	e*	Harmonic, Inc	8,941
1,469		Harris Corp	80,134
334	*	Helen of Troy Ltd	9,018
1,016	e*	Hexcel Corp	21,407
140	e*	Hittite Microwave Corp	5,982
8,531		Honeywell International, Inc	480,125
378	e*	Hutchinson Technology, Inc	7,110
257	e*	IXYS Corp	2,146
400		Imation Corp	14,744
2,142	*	Integrated Device Technology, Inc	32,708
63,570		Intel Corp	1,510,423
200		Inter-Tel, Inc	4,786
359	e*	InterVoice, Inc	2,990
564	e*	Interdigital Communications Corp	18,144
735	*	International Rectifier Corp	27,386
1,418		Intersil Corp (Class A)	44,610
2,222	e*	JDS Uniphase Corp	29,841
626	*	Jarden Corp	26,924
789	e*	Kemet Corp	5,562
1,326		L-3 Communications Holdings, Inc	129,139
131		LSI Industries, Inc	2,345
8,237	*	LSI Logic Corp	61,860
151	e*	Lamson & Sessions Co	4,012
1,300	*	Lattice Semiconductor Corp	7,436
462	e	Lincoln Electric Holdings, Inc	34,299
2,775	e	Linear Technology Corp	100,400
200	e*	Littelfuse, Inc	6,754
124	*	Loral Space & Communications, Inc	6,111
2,406	*	MEMC Electronic Materials, Inc	147,055
436	e*	MIPS Technologies, Inc	3,832
1,945	e*	MRV Communications, Inc	6,321
5,162	*	Marvell Technology Group Ltd	94,000
593	*	Mattson Technology, Inc	5,752
3,511		Maxim Integrated Products, Inc	117,303
518	e*	Medis Technologies Ltd	7,609
223	e*	Mercury Computer Systems, Inc	2,721
300		Methode Electronics, Inc	4,695
797		Micrel, Inc	10,138
2,387		Microchip Technology, Inc	88,414
8,393	*	Micron Technology, Inc	105,164

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
771	e*	Microsemi Corp	$18,465
1,000	e*	Microtune, Inc	5,230
1,511		Molex, Inc	45,345
300	e*	Monolithic Power Systems, Inc	5,235
360	*	Moog, Inc (Class A)	15,880
25,400		Motorola, Inc	449,580
160	*	Multi-Fineline Electronix, Inc	2,746
43	e	National Presto Industries, Inc	2,681
3,432		National Semiconductor Corp	97,023
200	e*	Netlogic Microsystems, Inc	6,368
4,089	*	Network Appliance, Inc	119,399
1,397	*	Novellus Systems, Inc	39,633
3,969	*	Nvidia Corp	163,959
2,483	e*	ON Semiconductor Corp	26,618
205	*	OpNext, Inc	2,714
136	e*	OSI Systems, Inc	3,720
634	e*	Omnivision Technologies, Inc	11,482
1,242	*	On2 Technologies, Inc	3,726
1,027	e	Openwave Systems, Inc	6,429
123	*	Oplink Communications, Inc	1,845
410	*	PLX Technology, Inc	4,576
2,300	e*	PMC - Sierra, Inc	17,779
157	e	Park Electrochemical Corp	4,424
200	*	Pericom Semiconductor Corp	2,232
500	*	Photronics, Inc	7,440
472		Plantronics, Inc	12,376
600	e*	Plexus Corp	13,794
1,022	*	Polycom, Inc	34,339
61	e*	Powell Industries, Inc	1,937
1,100	e*	Power-One, Inc	4,378
1,294	e*	Powerwave Technologies, Inc	8,670
1,796	*	QLogic Corp	29,903
18,237		Qualcomm, Inc	791,303
1,976	e*	RF Micro Devices, Inc	12,330
1,485		RadioShack Corp	49,213
1,152	e*	Rambus, Inc	20,713
138	e	Raven Industries, Inc	4,928
300	e	Regal-Beloit Corp	13,962
200	e*	Rogers Corp	7,400
5,316	*	Sanmina-SCI Corp	16,639
334	*	Seachange International, Inc	2,592
733	e*	Semtech Corp	12,703
1,131	*	Silicon Image, Inc	9,704
601	*	Silicon Laboratories, Inc	20,801
1,350	e*	Silicon Storage Technology, Inc	5,036
271	e*	Sirenza Microdevices, Inc	3,217
15,195	e*	Sirius Satellite Radio, Inc	45,889
1,872	*	Skyworks Solutions, Inc	13,759
549	*	Smart Modular Technologies WWH, Inc	7,554
1,064	e*	Spansion, Inc (Class A)	11,810
456	e*	Spectrum Brands, Inc	3,087
300	*	Standard Microsystems Corp	10,302
245	*	Sunpower Corp (Class A)	15,447
100	e*	Supertex, Inc	3,134

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
1,936	e*	Sycamore Networks, Inc	$7,783
396	e*	Symmetricom, Inc	3,326
283	e*	Synaptics, Inc	10,129
643	e*	Syntax-Brillian Corp	3,164
433	*	TTM Technologies, Inc	5,629
500		Technitrol, Inc	14,335
163	*	Techwell, Inc	2,135
595	e*	Tekelec	8,580
437		Teleflex, Inc	35,738
4,811	*	Tellabs, Inc	51,766
520	*	Tessera Technologies, Inc	21,086
15,684		Texas Instruments, Inc	590,189
645	*	Thomas & Betts Corp	37,410
598	e*	Trident Microsystems, Inc	10,973
1,402	e*	Triquint Semiconductor, Inc	7,094
209	e*	Ultra Clean Holdings	2,922
269	e*	Universal Display Corp	4,226
100	*	Universal Electronics, Inc	3,632
1,002	e*	Utstarcom, Inc	5,621
940	e*	Varian Semiconductor Equipment Associates, Inc	37,656
219	*	Viasat, Inc	7,030
200	e	Vicor Corp	2,646
1,891	*	Vishay Intertechnology, Inc	29,916
159	e*	Volterra Semiconductor Corp	2,258
855	e	Whirlpool Corp	95,076
3,261		Xilinx, Inc	87,297
200	*	Zoltek Cos, Inc	8,306
532	*	Zoran Corp	10,661
122	e*	iRobot Corp	2,422
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	11,530,745

ENGINEERING AND MANAGEMENT SERVICES - 0.83%
443	*	Aecom Technology Corp	10,991
188	e*	Advisory Board Co	10,445
1,438	e*	Amylin Pharmaceuticals, Inc	59,188
758	*	Applera Corp (Celera Genomics Group)	9,399
556	e*	Ariad Pharmaceuticals, Inc	3,052
80	*	Michael Baker Corp	2,972
100	e	CDI Corp	3,220
167	e*	CRA International, Inc	8,049
865	*	CV Therapeutics, Inc	11,427
4,103	*	Celgene Corp	235,225
117	e*	Cornell Cos, Inc	2,874
436		Corporate Executive Board Co	28,301
300		Diamond Management & Technology Consultants, Inc	3,960
1,064	e*	Exelixis, Inc	12,874
172	e*	Exponent, Inc	3,848
953		Fluor Corp	106,136
594	e*	Gen-Probe, Inc	35,889
237	*	Greenfield Online, Inc	3,771
340	*	Harris Interactive, Inc	1,819
1,037	e*	Hewitt Associates, Inc (Class A)	33,184
188	e*	Huron Consulting Group, Inc	13,726
755	e*	Incyte Corp	4,530

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
480	*	Infrasource Services, Inc	$17,808
780	e*	Isis Pharmaceuticals, Inc	7,550
1,274	*	Jacobs Engineering Group, Inc	73,268
1,791	*	KBR, Inc	46,978
135	*	Kendle International, Inc	4,964
454	e*	Kosan Biosciences, Inc	2,370
139	*	LECG Corp	2,100
84	e	Landauer, Inc	4,137
302	e*	Lifecell Corp	9,223
348	e*	Luminex Corp	4,284
241		MAXIMUS, Inc	10,455
60	e*	MTC Technologies, Inc	1,474
317	*	Maxygen, Inc	2,717
1,218	*	McDermott International, Inc	101,240
2,480		Moody's Corp	154,256
471	e*	Myriad Genetics, Inc	17,516
631	e*	Navigant Consulting, Inc	11,711
354	*	Neurogen Corp	2,351
292	*	Omnicell, Inc	6,068
3,710		Paychex, Inc	145,135
282	*	PharmaNet Development Group, Inc	8,990
1,722	e	Quest Diagnostics, Inc	88,941
324	*	Regeneration Technologies, Inc	3,645
693	e*	Regeneron Pharmaceuticals, Inc	12,419
1,490	e*	Rentech, Inc	3,859
514	*	Resources Connection, Inc	17,055
207	e*	Rigel Pharmaceuticals, Inc	1,844
1,081	e*	SAIC, Inc	19,534
560	e*	Savient Pharmaceuticals, Inc	6,955
458	*	Seattle Genetics, Inc	4,493
219	e*	Senomyx, Inc	2,957
882	e*	Shaw Group, Inc	40,828
299	e*	Symyx Technologies, Inc	3,441
100	e*	Tejon Ranch Co	4,420
510	e*	Telik, Inc	1,724
677	*	Tetra Tech, Inc	14,589
556	*	URS Corp	26,994
188	e*	Verenium Corp	953
316	*	Washington Group International, Inc	25,283
512		Watson Wyatt & Co Holdings (Class A)	25,846
723	e*	eResearch Technology, Inc	6,876
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,552,131

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
986	*	Home Solutions of America, Inc	5,896
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	5,896

FABRICATED METAL PRODUCTS - 0.52%
383	e*	Alliant Techsystems, Inc	37,974
84	e	Ameron International Corp	7,576
778		Aptargroup, Inc	27,666
1,163		Ball Corp	61,837
170		CIRCOR International, Inc	6,873
137	*	Chart Industries, Inc	3,896

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
1,236		Commercial Metals Co	$41,740
132	*	Commercial Vehicle Group, Inc	2,459
593		Crane Co	26,952
1,813	*	Crown Holdings, Inc	45,271
327	e	Dynamic Materials Corp	12,263
420	e*	Griffon Corp	9,148
190		Gulf Island Fabrication, Inc	6,593
155	e	Insteel Industries, Inc	2,790
5,440		Illinois Tool Works, Inc	294,794
153	*	Ladish Co, Inc	6,579
100	e	Lifetime Brands, Inc	2,045
400	*	Mobile Mini, Inc	11,680
1,254	e	Mueller Water Products, Inc (Class A)	21,393
260	e*	NCI Building Systems, Inc	12,826
1,268	e	Parker Hannifin Corp	124,150
1,126		Pentair, Inc	43,430
262		Silgan Holdings, Inc	14,483
400	e	Simpson Manufacturing Co, Inc	13,496
314	e*	Smith & Wesson Holding Corp	5,260
657		Snap-On, Inc	33,185
884	e	Stanley Works	53,659
248	e*	Sturm Ruger & Co, Inc	3,849
82	e	Sun Hydraulics Corp	4,039
812	e*	Taser International, Inc	11,336
203	e	Valmont Industries, Inc	14,770
341	e	Watts Water Technologies, Inc (Class A)	12,777
		TOTAL FABRICATED METAL PRODUCTS	976,789

FOOD AND KINDRED PRODUCTS - 3.08%
227	e*	Altus Pharmaceuticals, Inc	2,620
8,313		Anheuser-Busch Cos, Inc	433,606
7,139		Archer Daniels Midland Co	236,230
100	*	Boston Beer Co, Inc (Class A)	3,935
1,322		Bunge Ltd	111,709
2,539		Campbell Soup Co	98,539
77		Coca-Cola Bottling Co Consolidated	3,873
25,130		Coca-Cola Co	1,314,550
3,184		Coca-Cola Enterprises, Inc	76,416
5,450		ConAgra Foods, Inc	146,387
2,101	e*	Constellation Brands, Inc (Class A)	51,012
828		Corn Products International, Inc	37,633
878	e*	Darling International, Inc	8,025
2,062		Del Monte Foods Co	25,074
200	e	Farmer Bros Co	4,526
635		Flowers Foods, Inc	21,184
3,788		General Mills, Inc	221,295
3,554		H.J. Heinz Co	168,708
720	e*	Hansen Natural Corp	30,946
1,842		Hershey Co	93,242
830		Hormel Foods Corp	31,001
125	e	Imperial Sugar Co	3,849
192		J&J Snack Foods Corp	7,246
633		J.M. Smucker Co	40,297
236	e*	Jones Soda Co	3,309

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
2,584		Kellogg Co	$133,825
17,549		Kraft Foods, Inc (Class A)	618,602
317		Lancaster Colony Corp	13,279
400	e	Lance, Inc	9,424
107	e*	M&F Worldwide Corp	7,124
101	e	MGP Ingredients, Inc	1,707
1,505		McCormick & Co, Inc	57,461
612	e	Molson Coors Brewing Co (Class B)	56,586
149	e*	Peet's Coffee & Tea, Inc	3,670
1,476	e	Pepsi Bottling Group, Inc	49,712
737		PepsiAmericas, Inc	18,101
17,822		PepsiCo, Inc	1,155,757
493	*	Performance Food Group Co	16,018
343	e*	Ralcorp Holdings, Inc	18,333
236	e	Reddy Ice Holdings, Inc	6,731
189	e	Sanderson Farms, Inc	8,509
8,041		Sara Lee Corp	139,913
1,076	*	Smithfield Foods, Inc	33,130
348	e	Tootsie Roll Industries, Inc	9,643
300	e	Topps Co, Inc	3,153
323	e*	TreeHouse Foods, Inc	8,595
2,623		Tyson Foods, Inc (Class A)	60,434
2,652		Wrigley (Wm.) Jr Co	146,682
		TOTAL FOOD AND KINDRED PRODUCTS	5,751,601

FOOD STORES - 0.34%
15	e	Arden Group, Inc (Class A)	2,046
174	e*	Great Atlantic & Pacific Tea Co, Inc	5,836
100		Ingles Markets, Inc (Class A)	3,445
7,767		Kroger Co	218,486
327	e*	Panera Bread Co (Class A)	15,062
248	e*	Pantry, Inc	11,433
545	*	Pathmark Stores, Inc	7,063
431		Ruddick Corp	12,982
4,833		Safeway, Inc	164,467
2,300		Supervalu, Inc	106,536
188	e	Weis Markets, Inc	7,616
1,546	e	Whole Foods Market, Inc	59,212
261	*	Wild Oats Markets, Inc	4,374
358	e*	Winn-Dixie Stores, Inc	10,489
		TOTAL FOOD STORES	629,047

FORESTRY - 0.12%
848		Rayonier, Inc	38,279
2,363		Weyerhaeuser Co	186,512
		TOTAL FORESTRY	224,791

FURNITURE AND FIXTURES - 0.32%
369	e	Ethan Allen Interiors, Inc	12,638
642	e	Furniture Brands International, Inc	9,116
567		HNI Corp	23,247
700		Herman Miller, Inc	22,120
668		Hillenbrand Industries, Inc	43,420
64		Hooker Furniture Corp	1,436

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
597		Interface, Inc (Class A)	$11,259
2,159		Johnson Controls, Inc	249,947
300	e	Kimball International, Inc (Class B)	4,203
500	e	La-Z-Boy, Inc	5,730
1,986		Leggett & Platt, Inc	43,791
4,134		Masco Corp	117,695
489	e	Sealy Corp	8,078
580	e*	Select Comfort Corp	9,408
809	e	Tempur-Pedic International, Inc	20,953
322	e*	Williams Scotsman International, Inc	7,667
		TOTAL FURNITURE AND FIXTURES	590,708

FURNITURE AND HOME FURNISHINGS STORES - 0.19%
3,031	*	Bed Bath & Beyond, Inc	109,086
1,868	e	Circuit City Stores, Inc	28,169
1,638	*	GameStop Corp (Class A)	64,046
323	e*	Guitar Center, Inc	19,319
166	e	Haverty Furniture Cos, Inc	1,937
546		Knoll, Inc	12,230
573	e*	Mohawk Industries, Inc	57,753
1,075	e	Pier 1 Imports, Inc	9,127
838		Steelcase, Inc (Class A)	15,503
228	e	Tuesday Morning Corp	2,818
1,054	e	Williams-Sonoma, Inc	33,285
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	353,273

GENERAL BUILDING CONTRACTORS - 0.25%
100	e	Amrep Corp	4,755
39	e*	Avatar Holdings, Inc	3,001
377	e	Beazer Homes USA, Inc	9,301
139	e	Brookfield Homes Corp	4,044
1,320		Centex Corp	52,932
3,307		DR Horton, Inc	65,909
439	e*	Hovnanian Enterprises, Inc (Class A)	7,257
857	e	KB Home	33,740
1,382		Lennar Corp (Class A)	50,526
111	e	M/I Homes, Inc	2,953
338	e	MDC Holdings, Inc	16,346
274	e	McGrath RentCorp	9,231
264	e*	Meritage Homes Corp	7,062
50	e*	NVR, Inc	33,988
100	e*	Palm Harbor Homes, Inc	1,415
316	e*	Perini Corp	19,443
2,240		Pulte Homes, Inc	50,288
506	e	Ryland Group, Inc	18,909
670	e	Standard-Pacific Corp	11,745
280	e*	Team, Inc	12,592
1,348	e*	Toll Brothers, Inc	33,673
518	e*	WCI Communities, Inc	8,640
568	e	Walter Industries, Inc	16,449
		TOTAL GENERAL BUILDING CONTRACTORS	474,199

GENERAL MERCHANDISE STORES - 1.59%
521	e*	99 Cents Only Stores	6,830

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
713	*	BJ's Wholesale Club, Inc	$25,689
1,248	e*	Big Lots, Inc	36,716
139	e	Bon-Ton Stores, Inc	5,568
325	e*	Cabela's, Inc	7,192
547		Casey's General Stores, Inc	14,911
100	e*	Conn's, Inc	2,856
4,886		Costco Wholesale Corp	285,929
670	e	Dillard's, Inc (Class A)	24,073
3,435		Dollar General Corp	75,295
1,650		Family Dollar Stores, Inc	56,628
480	e	Fred's, Inc	6,422
2,471		JC Penney Co, Inc	178,851
5,065		Macy's, Inc	201,486
298	e*	Retail Ventures, Inc	4,807
1,433	e	Saks, Inc	30,595
200	e	Stein Mart, Inc	2,452
4,974		TJX Cos, Inc	136,785
9,358		Target Corp	595,169
26,381		Wal-Mart Stores, Inc	1,269,190
		TOTAL GENERAL MERCHANDISE STORES	2,967,444

HEALTH SERVICES - 1.32%
664	e*	Assisted Living Concepts, Inc (A Shares)	7,072
107	e*	Alliance Imaging, Inc	1,005
288	*	Amedisys, Inc	10,463
134	*	American Dental Partners, Inc	3,480
2,092		AmerisourceBergen Corp	103,491
282	*	Amsurg Corp	6,807
569	e*	Apria Healthcare Group, Inc	16,370
300	e*	Bio-Reference Labs, Inc	8,205
384	e	Brookdale Senior Living, Inc	17,499
3,150		Cigna Corp	164,493
1,047	e*	Community Health Systems, Inc	42,351
90	*	Corvel Corp	2,353
683	*	Covance, Inc	46,826
1,712	*	Coventry Health Care, Inc	98,697
296	*	Cross Country Healthcare, Inc	4,937
253	e*	CryoLife, Inc	3,292
1,093	*	DaVita, Inc	58,891
660	*	Edwards Lifesciences Corp	32,564
60	e*	Emeritus Corp	1,859
242	e*	Enzo Biochem, Inc	3,618
2,544	*	Express Scripts, Inc	127,225
228	*	Genesis HealthCare Corp	15,600
300	e*	Genomic Health, Inc	5,640
285	e*	Gentiva Health Services, Inc	5,717
2,818		Health Management Associates, Inc (Class A)	32,012
140	*	Healthsouth Corp	2,535
352	e*	Healthways, Inc	16,674
900	e*	Hythiam, Inc	7,785
634	*	Immunomedics, Inc	2,631
402	*	Kindred Healthcare, Inc	12,349
216	e	LCA-Vision, Inc	10,208
124	e*	LHC Group, Inc	3,249

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
1,297	*	Laboratory Corp of America Holdings	$101,503
634	*	LifePoint Hospitals, Inc	24,523
939	*	Lincare Holdings, Inc	37,419
488	*	Magellan Health Services, Inc	22,677
801		Manor Care, Inc	52,297
300	e*	Matria Healthcare, Inc	9,084
3,250		McKesson Corp	193,830
164	*	Medcath Corp	5,215
3,087	*	Medco Health Solutions, Inc	240,755
100	e	National Healthcare Corp	5,160
981	e*	Nektar Therapeutics	9,310
235	*	Nighthawk Radiology Holdings, Inc	4,242
336	*	Odyssey HealthCare, Inc	3,985
1,319		Omnicare, Inc	47,563
187	e	Option Care, Inc	2,880
514	*	Pediatrix Medical Group, Inc	28,347
1,098		Pharmaceutical Product Development, Inc	42,020
610	e*	Psychiatric Solutions, Inc	22,119
117	e*	Radiation Therapy Services, Inc	3,082
300	e*	RehabCare Group, Inc	4,272
611	*	Sierra Health Services, Inc	25,405
246	*	Skilled Healthcare Group, Inc (Class A)	3,815
300	*	Stereotaxis, Inc	3,918
722	e*	Sun Healthcare Group, Inc	10,462
483	e*	Sunrise Senior Living, Inc	19,315
183	*	Symbion, Inc	3,973
5,068	e*	Tenet Healthcare Corp	32,993
975	*	Triad Hospitals, Inc	52,416
497		Universal Health Services, Inc (Class B)	30,566
6,714	*	WellPoint, Inc	535,979
133	*	eHealth, Inc	2,539
		TOTAL HEALTH SERVICES	2,457,562

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.06%
771	*	Foster Wheeler Ltd	82,489
396		Granite Construction, Inc	25,415
440	*	Matrix Service Co	10,934
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	118,838

HOLDING AND OTHER INVESTMENT OFFICES - 3.40%
1,090		AMB Property Corp	58,010
400		Acadia Realty Trust	10,380
353	e*	Affiliated Managers Group, Inc	45,452
1,026	e*	Affordable Residential Communities LP	12,127
79	e	Agree Realty Corp	2,469
614	e	Alesco Financial, Inc	4,992
24	e*	Alexander's, Inc	9,702
322		Alexandria Real Estate Equities, Inc	31,176
1,704	e	Allied Capital Corp	52,756
481		American Campus Communities, Inc	13,607
1,336		American Financial Realty Trust	13,788
535	e	American Home Mortgage Investment Corp	9,833
2,882		Annaly Mortgage Management, Inc	41,558
503		Anthracite Capital, Inc	5,885

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
734		Anworth Mortgage Asset Corp	$6,643
1,059	e	Apartment Investment & Management Co (Class A)	53,395
1,280		Apollo Investment Corp	27,546
134		Arbor Realty Trust, Inc	3,459
2,381		Archstone-Smith Trust	140,741
1,067	e	Ashford Hospitality Trust, Inc	12,548
167		Associated Estates Realty Corp	2,604
872		AvalonBay Communities, Inc	103,663
557	e	BRE Properties, Inc (Class A)	33,025
630		BioMed Realty Trust, Inc	15,826
1,121		Boston Properties, Inc	114,488
918		Brandywine Realty Trust	26,236
698		CBL & Associates Properties, Inc	25,163
324	e	CBRE Realty Finance, Inc	3,852
612		Camden Property Trust	40,986
472	e	Capital Lease Funding, Inc	5,074
47	e	Capital Southwest Corp	7,322
200	e	Capital Trust, Inc (Class A)	6,828
400	e	Cedar Shopping Centers, Inc	5,740
65	e	Cherokee, Inc	2,375
507		Colonial Properties Trust	18,480
227	e	Compass Diversified Trust	4,047
429	e	Corporate Office Properties Trust	17,593
426		Cousins Properties, Inc	12,358
820	e	Crescent Real Estate Equities Co	18,401
300		Crystal River Capital, Inc	7,284
1,850	e	DCT Industrial Trust, Inc	19,906
560		Deerfield Triarc Capital Corp	8,193
1,275		Developers Diversified Realty Corp	67,205
1,064		DiamondRock Hospitality Co	20,301
578		Digital Realty Trust, Inc	21,779
1,038		Douglas Emmett, Inc	25,680
1,402		Duke Realty Corp	50,009
451	e	EastGroup Properties, Inc	19,763
231	e	Education Realty Trust, Inc	3,241
300	e	Entertainment Properties Trust	16,134
587	e	Equity Inns, Inc	13,149
238	e	Equity Lifestyle Properties, Inc	12,421
415	e	Equity One, Inc	10,603
3,130		Equity Residential	142,822
267	e	Essex Property Trust, Inc	31,052
630		Extra Space Storage, Inc	10,395
617		Federal Realty Investment Trust	47,669
628		FelCor Lodging Trust, Inc	16,347
500	e	First Industrial Realty Trust, Inc	19,380
172	e	First Potomac Realty Trust	4,006
538	e	Franklin Street Properties Corp	8,899
2,050	e	Friedman Billings Ramsey Group, Inc (Class A)	11,193
300		GMH Communities Trust	2,907
2,246		General Growth Properties, Inc	118,926
164	e	Getty Realty Corp	4,310
81	e	Gladstone Capital Corp	1,738
511	e	Glimcher Realty Trust	12,775
143	e	Gramercy Capital Corp	3,938

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
179	*	HFF, Inc (Class A)	$2,776
2,100		HRPT Properties Trust	21,840
2,324		Health Care Property Investors, Inc	67,233
817		Health Care REIT, Inc	32,974
605	e	Healthcare Realty Trust, Inc	16,807
298	e	Hersha Hospitality Trust	3,522
768		Highland Hospitality Corp	14,746
629		Highwoods Properties, Inc	23,588
403		Home Properties, Inc	20,928
984		Hospitality Properties Trust	40,826
5,552		Host Marriott Corp	128,362
862	e	IMPAC Mortgage Holdings, Inc	3,974
710	e	Inland Real Estate Corp	12,056
450		Innkeepers U.S.A. Trust	7,978
678		Investors Real Estate Trust	7,004
284	e	JER Investors Trust, Inc	4,260
567	e*	Jamba, Inc	5,182
348		Kilroy Realty Corp	24,652
2,348		Kimco Realty Corp	89,388
715		Kite Realty Group Trust	13,599
249		LTC Properties, Inc	5,665
442	e	LaSalle Hotel Properties	19,192
736		Lexington Corporate Properties Trust	15,309
1,005	e	Liberty Property Trust	44,150
1,468	e	Luminent Mortgage Capital, Inc	14,812
808		MFA Mortgage Investments, Inc	5,882
520		MVC Capital, Inc	9,781
781		Macerich Co	64,370
688		Mack-Cali Realty Corp	29,921
527		Maguire Properties, Inc	18,092
430	e	Medical Properties Trust, Inc	5,689
261		Mid-America Apartment Communities, Inc	13,697
220	e	Mission West Properties, Inc	3,067
200	e	National Health Investors, Inc	6,344
658		National Retail Properties, Inc	14,384
925		Nationwide Health Properties, Inc	25,160
463	e	Newcastle Investment Corp	11,607
454	e*	NexCen Brands, Inc	5,058
800		NorthStar Realty Finance Corp	10,008
714	e	Novastar Financial, Inc	4,984
735		Omega Healthcare Investors, Inc	11,635
235		PS Business Parks, Inc	14,892
149	e	Parkway Properties, Inc	7,156
216	e	PennantPark Investment Corp	3,033
385		Pennsylvania Real Estate Investment Trust	17,067
1,970		Plum Creek Timber Co, Inc	82,070
500		Post Properties, Inc	26,065
449		Potlatch Corp	19,329
2,813		Prologis	160,060
218		Prospect Capital Corp	3,808
1,335		Public Storage, Inc	102,555
598	e	RAIT Investment Trust	15,560
201		Ramco-Gershenson Properties	7,222
998		Realty Income Corp	25,140

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
209		Redwood Trust, Inc	$10,111
757		Regency Centers Corp	53,369
270	e	Republic Property Trust	3,308
500	e	Resource Capital Corp	6,990
649		SL Green Realty Corp	80,405
200		Saul Centers, Inc	9,070
893		Senior Housing Properties Trust	18,173
2,404		Simon Property Group, Inc	223,668
187		Sovran Self Storage, Inc	9,006
1,315		Spirit Finance Corp	19,146
798	e	Strategic Hotels & Resorts, Inc	17,947
236		Sun Communities, Inc	7,026
631		Sunstone Hotel Investors, Inc	17,914
991	*	TFS Financial Corp	11,436
290	e	Tanger Factory Outlet Centers, Inc	10,860
106	e*	Tarragon Corp	897
574		Taubman Centers, Inc	28,476
1,360		Thornburg Mortgage, Inc	35,605
499	e	U-Store-It Trust	8,179
1,487	e	UDR, Inc	39,108
200	e	Universal Health Realty Income Trust	6,660
213		Urstadt Biddle Properties, Inc (Class A)	3,623
1,470	e	Ventas, Inc	53,287
3,182		Virgin Media, Inc	77,545
1,429		Vornado Realty Trust	156,961
444	e	Washington Real Estate Investment Trust	15,096
842	e	Weingarten Realty Investors	34,606
400	*	Winston Hotels, Inc	6,000
1,100		Winthrop Realty Trust	7,601
25,200		iShares Russell 3000 Index Fund	2,193,156
1,431		iStar Financial, Inc	63,436
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	6,345,277

HOTELS AND OTHER LODGING PLACES - 0.53%
226	e	Ameristar Casinos, Inc	7,851
459	e*	Bluegreen Corp	5,366
584		Boyd Gaming Corp	28,727
370		Choice Hotels International, Inc	14,622
424	*	Gaylord Entertainment Co	22,743
300	e*	Great Wolf Resorts, Inc	4,275
4,183		Hilton Hotels Corp	140,005
162	e*	Isle of Capri Casinos, Inc	3,882
1,150	e*	Las Vegas Sands Corp	87,848
300	e*	Lodgian, Inc	4,509
1,294	*	MGM Mirage	106,729
200	e	Marcus Corp	4,752
3,640		Marriott International, Inc (Class A)	157,394
200	*	Monarch Casino & Resort, Inc	5,370
190	e*	Morgans Hotel Group Co	4,632
465	e	Orient-Express Hotels Ltd (Class A)	24,831
200	e*	Riviera Holdings Corp	7,270
2,333		Starwood Hotels & Resorts Worldwide, Inc	156,474
482	e	Station Casinos, Inc	41,838
704	e*	Trump Entertainment Resorts, Inc	8,835

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
378	e*	Vail Resorts, Inc	$23,009
1,996	*	Wyndham Worldwide Corp	72,375
550	e	Wynn Resorts Ltd	49,329
		TOTAL HOTELS AND OTHER LODGING PLACES	982,666

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.85%
961	*	AGCO Corp	41,717
140	e*	ASV, Inc	2,419
86	e	Aaon, Inc	2,739
282	e	Actuant Corp (Class A)	17,783
301	e	Albany International Corp (Class A)	12,172
400	e*	Allis-Chalmers Energy, Inc	9,196
1,937		American Standard Cos, Inc	114,244
79		Ampco-Pittsburgh Corp	3,167
15,124		Applied Materials, Inc	300,514
200	*	Astec Industries, Inc	8,444
800	*	Asyst Technologies, Inc	5,784
900	*	Axcelis Technologies, Inc	5,841
722		Black & Decker Corp	63,760
243	e	Black Box Corp	10,055
315	e*	Blount International, Inc	4,120
547	e	Briggs & Stratton Corp	17,263
4,603	*	Brocade Communications Systems, Inc	35,995
831	*	Brooks Automation, Inc	15,083
410		Bucyrus International, Inc (Class A)	29,020
638		CDW Corp	54,211
678		Carlisle Cos, Inc	31,534
126	e	Cascade Corp	9,883
7,007		Caterpillar, Inc	548,648
1,000	*	Cirrus Logic, Inc	8,300
196	*	Columbus McKinnon Corp	6,311
347	e*	Cray, Inc	2,648
1,140		Cummins, Inc	115,379
500		Curtiss-Wright Corp	23,305
400	*	Cymer, Inc	16,080
2,483		Deere & Co	299,797
25,010	*	Dell, Inc	714,036
772		Diebold, Inc	40,298
818	e	Donaldson Co, Inc	29,080
2,236		Dover Corp	114,371
938	*	Dresser-Rand Group, Inc	37,051
318	*	Dril-Quip, Inc	14,294
22,956	*	EMC Corp	415,504
507	*	ENGlobal Corp	6,160
630	*	Electronics for Imaging, Inc	17,779
1,000	e*	Emulex Corp	21,840
215	e*	EnPro Industries, Inc	9,200
1,363	*	Entegris, Inc	16,192
1,016	e*	Extreme Networks, Inc	4,115
715	*	FMC Technologies, Inc	56,642
101	e*	Flotek Industries, Inc	6,055
413	e*	Flow International Corp	5,204
623		Flowserve Corp	44,607
190	e*	Fuel Tech, Inc	6,507

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
530	*	Gardner Denver, Inc	$22,551
2,668	e*	Gateway, Inc	4,242
106	e*	Gehl Co	3,218
112,559		General Electric Co	4,308,759
409	e*	Goodman Global, Inc	9,088
156	e	Gorman-Rupp Co	4,970
771		Graco, Inc	31,056
1,415	*	Grant Prideco, Inc	76,169
120		Hardinge, Inc	4,084
29,283		Hewlett-Packard Co	1,306,607
60	*	Hurco Cos, Inc	2,999
889		IDEX Corp	34,262
289	*	Immersion Corp	4,329
3,302		Ingersoll-Rand Co Ltd (Class A)	181,016
664	e*	Intermec, Inc	16,806
16,246		International Business Machines Corp	1,709,891
3,639		International Game Technology	144,468
278	e*	Intevac, Inc	5,910
1,988	e	Jabil Circuit, Inc	43,875
1,220		Joy Global, Inc	71,163
85	*	Kadant, Inc	2,652
300	e	Kaydon Corp	15,636
426		Kennametal, Inc	34,945
348	e*	Komag, Inc	11,098
631	*	Kulicke & Soffa Industries, Inc	6,607
1,500	*	Lam Research Corp	77,100
657		Lennox International, Inc	22,489
1,076	*	Lexmark International, Inc (Class A)	53,058
100	e	Lindsay Manufacturing Co	4,429
200		Lufkin Industries, Inc	12,910
696		Manitowoc Co, Inc	55,944
400	*	Micros Systems, Inc	21,760
244	e*	Middleby Corp	14,596
500		Modine Manufacturing Co	11,300
158	*	NATCO Group, Inc (Class A)	7,274
66		Nacco Industries, Inc (Class A)	10,262
400	e*	Netgear, Inc	14,500
369		Nordson Corp	18,509
540	*	Oil States International, Inc	22,324
1,385		Pall Corp	63,696
1,132		Palm, Inc	18,123
1,916	*	Quantum Corp	6,074
200	*	RBC Bearings, Inc	8,250
244	*	Riverbed Technology, Inc	10,692
301	e*	Rackable Systems, Inc	3,720
113	*	Rimage Corp	3,570
155		Robbins & Myers, Inc	8,235
1,726	e	Rockwell Automation, Inc	119,853
623		SPX Corp	54,706
1,316	e*	Safeguard Scientifics, Inc	3,698
2,531	*	SanDisk Corp	123,867
200	e	Sauer-Danfoss, Inc	5,952
266	e*	Scansource, Inc	8,509
702	e*	Scientific Games Corp (Class A)	24,535

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
5,947		Seagate Technology, Inc	$129,466
100	e*	Semitool, Inc	961
357	e*	Sigma Designs, Inc	9,314
10,117	*	Solectron Corp	37,231
678	e*	SourceForge, Inc	2,861
100		Standex International Corp	2,844
618	e*	Tecumseh Products Co (Class A)	9,709
200		Tennant Co	7,300
1,127	*	Terex Corp	91,625
1,037		Timken Co	37,446
440		Toro Co	25,912
555	*	TurboChef Technologies, Inc	7,726
50	e	Twin Disc, Inc	3,595
200	e*	Ultratech, Inc	2,666
1,402	*	Varian Medical Systems, Inc	59,599
678	e*	VeriFone Holdings, Inc	23,899
280		Watsco, Inc	15,232
2,428	*	Western Digital Corp	46,982
340		Woodward Governor Co	18,248
762	*	Zebra Technologies Corp (Class A)	29,520
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	12,802,819

INSTRUMENTS AND RELATED PRODUCTS - 4.19%
186	e*	Abaxis, Inc	3,880
400	e*	Abiomed, Inc	4,312
182	*	Accuray, Inc	4,037
708	e*	Advanced Medical Optics, Inc	24,695
766	e*	Affymetrix, Inc	19,066
4,447	*	Agilent Technologies, Inc	170,943
700	e*	Align Technology, Inc	16,912
3,364		Allergan, Inc	193,901
728	e*	American Medical Systems Holdings, Inc	13,133
87	e*	American Science & Engineering, Inc	4,946
150		Analogic Corp	11,026
200	*	Anaren, Inc	3,522
131	e*	Angiodynamics, Inc	2,359
2,057		Applera Corp (Applied Biosystems Group)	62,821
94	e*	Argon ST, Inc	2,182
332	e*	Armor Holdings, Inc	28,841
272	e	Arrow International, Inc	10,412
300	e*	Arthrocare Corp	13,173
200	e*	Aspect Medical Systems, Inc	2,992
116	e	Badger Meter, Inc	3,278
1,133		Bard (C.R.), Inc	93,620
605	e	Bausch & Lomb, Inc	42,011
7,161		Baxter International, Inc	403,451
655		Beckman Coulter, Inc	42,365
2,682		Becton Dickinson & Co	199,809
208	*	Bio-Rad Laboratories, Inc (Class A)	15,719
2,685		Biomet, Inc	122,758
178	*	Biosite, Inc	16,463
14,572	*	Boston Scientific Corp	223,534
873	*	Bruker BioSciences Corp	7,866
609	e*	Cepheid, Inc	8,891

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
324	e*	Coherent, Inc	$9,885
200	e	Cohu, Inc	4,450
450	*	Conmed Corp	13,176
464	e	Cooper Cos, Inc	24,740
2,018	*	Credence Systems Corp	7,265
148	e*	Cutera, Inc	3,688
200	e*	Cyberonics, Inc	3,364
85	*	Cynosure, Inc (Class A)	3,097
257	e*	DJ Orthopedics, Inc	10,606
446		DRS Technologies, Inc	25,542
2,689		Danaher Corp	203,019
100	e	Datascope Corp	3,828
1,662		Dentsply International, Inc	63,588
284	*	Dionex Corp	20,161
137	e	EDO Corp	4,503
270	e*	ESCO Technologies, Inc	9,790
3,150	e	Eastman Kodak Co	87,664
8,746		Emerson Electric Co	409,313
266	*	Esterline Technologies Corp	12,850
81	*	Excel Technology, Inc	2,263
163	e*	FARO Technologies, Inc	5,193
386	*	FEI Co	12,530
768	e*	Flir Systems, Inc	35,520
497	e*	Formfactor, Inc	19,035
469	*	Fossil, Inc	13,831
145	e*	Foxhollow Technologies, Inc	3,080
272	*	Haemonetics Corp	14,310
606	e*	Hologic, Inc	33,518
193	e*	I-Flow Corp	3,231
111	e*	ICU Medical, Inc	4,766
200	e*	II-VI, Inc	5,434
632	e*	Illumina, Inc	25,653
900	e*	Input/Output, Inc	14,049
159	*	Integra LifeSciences Holdings Corp	7,858
414	*	Intuitive Surgical, Inc	57,451
316	e	Invacare Corp	5,792
400	*	Ionatron, Inc	1,560
304	e*	Itron, Inc	23,694
345	*	Ixia	3,195
31,868		Johnson & Johnson	1,963,706
2,097		Kla-Tencor Corp	115,230
66	e*	Kensey Nash Corp	1,769
479	e*	Kyphon, Inc	23,064
699	e*	L-1 Identity Solutions, Inc	14,295
522	e*	LTX Corp	2,902
550	*	MKS Instruments, Inc	15,235
221	e	MTS Systems Corp	9,872
114	e*	Measurement Specialties, Inc	2,700
147	*	Medical Action Industries, Inc	2,655
12,573		Medtronic, Inc	652,036
409	e	Mentor Corp	16,638
187	*	Merit Medical Systems, Inc	2,237
414	*	Mettler-Toledo International, Inc	39,541
167	*	Micrus Endovascular Corp	4,108

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
591	e*	Millipore Corp	$44,378
300	e	Mine Safety Appliances Co	13,128
200		Movado Group, Inc	6,748
391	e*	Wright Medical Group, Inc	9,431
650		National Instruments Corp	21,170
200	e*	Natus Medical, Inc	3,184
407	e*	Newport Corp	6,300
212	*	Northstar Neuroscience, Inc	2,466
360	e*	NuVasive, Inc	9,724
222	e*	NxStage Medical, Inc	2,870
42	e*	OYO Geospace Corp	3,116
200	e	Oakley, Inc	5,680
181	e*	Orthofix International NV	8,140
200	e*	Palomar Medical Technologies, Inc	6,942
1,291		PerkinElmer, Inc	33,643
2,461		Pitney Bowes, Inc	115,224
306	e	PolyMedica Corp	12,500
828	e*	Resmed, Inc	34,163
826	*	Respironics, Inc	35,179
1,832		Rockwell Collins, Inc	129,412
162	*	Rofin-Sinar Technologies, Inc	11,178
988		Roper Industries, Inc	56,415
351	e*	Rudolph Technologies, Inc	5,830
561	e*	Sirf Technology Holdings, Inc	11,635
182	e*	Sirona Dental Systems, Inc	6,885
293	e*	Sonic Innovations, Inc	2,564
326	e*	Sonic Solutions, Inc	4,111
150	e*	SonoSite, Inc	4,714
330	e*	Spectranetics Corp	3,802
3,714	*	St. Jude Medical, Inc	154,094
800		STERIS Corp	24,480
3,338	e	Stryker Corp	210,594
376	e*	Symmetry Medical, Inc	6,020
450	*	Techne Corp	25,744
897		Tektronix, Inc	30,265
385	*	Teledyne Technologies, Inc	17,691
2,014	*	Teradyne, Inc	35,406
4,610	*	Thermo Electron Corp	238,429
483	e*	Thoratec Corp	8,882
1,248	*	Trimble Navigation Ltd	40,186
100	e	United Industrial Corp	5,998
379	*	Varian, Inc	20,781
262	e*	Veeco Instruments, Inc	5,434
328	e*	Ventana Medical Systems, Inc	25,345
200	e*	Vital Images, Inc	5,432
119		Vital Signs, Inc	6,610
623	e*	Vivus, Inc	3,258
263	*	Volcano Corp	5,315
1,105	*	Waters Corp	65,593
300	e*	X-Rite, Inc	4,431
10,256	*	Xerox Corp	189,531
2,595	*	Zimmer Holdings, Inc	220,290
200	*	Zoll Medical Corp	4,462
198	*	Zygo Corp	2,829

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
160	e*	ev3, Inc	$2,701
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	7,821,731

INSURANCE AGENTS, BROKERS AND SERVICE - 0.45%
3,248		AON Corp	138,397
1,188		Brown & Brown, Inc	29,866
245	e	Crawford & Co (Class B)	1,656
1,275	e	Gallagher (Arthur J.) & Co	35,547
3,465		Hartford Financial Services Group, Inc	341,337
394		Hilb Rogal & Hobbs Co	16,887
97	e	James River Group, Inc	3,223
6,146		Marsh & McLennan Cos, Inc	189,788
378	e	National Financial Partners Corp	17,505
271	*	United America Indemnity Ltd (Class A)	6,740
100		White Mountains Insurance Group Ltd	60,602
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	841,548

INSURANCE CARRIERS - 4.79%
300	e	21st Century Insurance Group	6,558
3,316		ACE Ltd	207,316
539	*	AMERIGROUP Corp	12,828
5,607		Aetna, Inc	276,986
5,464		Aflac, Inc	280,850
321	e	Alfa Corp	4,998
60	e*	Alleghany Corp	24,390
661		Allied World Assurance Holdings Ltd	33,876
6,646		Allstate Corp	408,795
1,116		Ambac Financial Group, Inc	97,304
629	e	American Equity Investment Life Holding Co	7,598
928	e	American Financial Group, Inc	31,691
24,522		American International Group, Inc	1,717,276
167		American National Insurance Co	25,484
130	*	American Physicians Capital, Inc	5,265
202	*	Amerisafe, Inc	3,965
600		Amtrust Financial Services, Inc	11,274
556	*	Arch Capital Group Ltd	40,332
400		Argonaut Group, Inc	12,484
961		Aspen Insurance Holdings Ltd	26,975
1,325		Assurant, Inc	78,069
742		Assured Guaranty Ltd	21,934
1,682		Axis Capital Holdings Ltd	68,373
125	e	Baldwin & Lyons, Inc (Class B)	3,247
1,930		W.R. Berkley Corp	62,802
161		Bristol West Holdings, Inc	3,602
303	e	CNA Financial Corp	14,450
100	*	CNA Surety Corp	1,891
444	e*	Centene Corp	9,510
4,393		Chubb Corp	237,837
1,860		Cincinnati Financial Corp	80,724
387	e*	Citizens, Inc	2,724
556	e	Commerce Group, Inc	19,304
2,054	*	Conseco, Inc	42,908
476		Delphi Financial Group, Inc (Class A)	19,906
143		Donegal Group, Inc (Class A)	2,131

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
620	e	Employers Holdings, Inc	$13,169
641		Endurance Specialty Holdings Ltd	25,666
76	e*	Enstar Group Ltd	9,174
583		Erie Indemnity Co (Class A)	31,505
690		Everest Re Group Ltd	74,962
155		FBL Financial Group, Inc (Class A)	6,095
210	e*	Fpic Insurance Group, Inc	8,562
2,428		Fidelity National Title Group, Inc (Class A)	57,544
180	e*	First Acceptance Corp	1,829
1,057		First American Corp	52,322
136	*	First Mercury Financial Corp	2,852
4,760		Genworth Financial, Inc (Class A)	163,744
68		Great American Financial Resources, Inc	1,645
1,158		HCC Insurance Holdings, Inc	38,689
600		Hanover Insurance Group, Inc	29,274
206		Harleysville Group, Inc	6,872
1,227	*	Health Net, Inc	64,786
276	e*	HealthExtras, Inc	8,164
521	*	Healthspring, Inc	9,930
467		Horace Mann Educators Corp	9,919
1,774	*	Humana, Inc	108,054
699		IPC Holdings Ltd	22,571
205	e	Infinity Property & Casualty Corp	10,400
77	e	Kansas City Life Insurance Co	3,582
200	e	LandAmerica Financial Group, Inc	19,298
1,742	e	Leucadia National Corp	61,405
2,963		Lincoln National Corp	210,225
4,767		Loews Corp	243,022
1,432		MBIA, Inc	89,099
923	e	MGIC Investment Corp	52,482
116	*	Markel Corp	56,209
662		Max Re Capital Ltd	18,735
288	*	Meadowbrook Insurance Group, Inc	3,156
288		Mercury General Corp	15,872
5,159		Metlife, Inc	332,652
70	e	Midland Co	3,286
110	e*	Molina Healthcare, Inc	3,357
1,226	e	Montpelier Re Holdings Ltd	22,730
65	e	NYMAGIC, Inc	2,613
173	e	National Interstate Corp	4,512
19		National Western Life Insurance Co (Class A)	4,805
590	e	Nationwide Financial Services, Inc (Class A)	37,300
117	*	Navigators Group, Inc	6,306
311	e	Odyssey Re Holdings Corp	13,339
652		Ohio Casualty Corp	28,238
2,437		Old Republic International Corp	51,811
313		OneBeacon Insurance Group Ltd	7,928
400	e*	PMA Capital Corp (Class A)	4,276
973		PMI Group, Inc	43,464
649	*	PXRE Group Ltd	3,011
622		PartnerRe Ltd	48,205
609	*	Philadelphia Consolidated Holding Co	25,456
1,122		Phoenix Cos, Inc	16,841
654		Platinum Underwriters Holdings Ltd	22,726

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
200		Presidential Life Corp	$3,932
499	e*	Primus Guaranty Ltd	5,349
2,955		Principal Financial Group	172,247
338	*	ProAssurance Corp	18,816
8,256		Progressive Corp	197,566
737		Protective Life Corp	35,236
5,067		Prudential Financial, Inc	492,664
198	*	RAM Holdings Ltd	3,119
200		RLI Corp	11,190
910		Radian Group, Inc	49,140
310	e	Reinsurance Group Of America, Inc	18,674
790		RenaissanceRe Holdings Ltd	48,972
1,171		Safeco Corp	72,906
200		Safety Insurance Group, Inc	8,280
731		Scottish Re Group Ltd	3,575
169	e*	SeaBright Insurance Holdings, Inc	2,954
263		Security Capital Assurance Ltd	8,119
656		Selective Insurance Group, Inc	17,633
628	e	Stancorp Financial Group, Inc	32,957
200	e	State Auto Financial Corp	6,130
200		Stewart Information Services Corp	7,966
1,044		Torchmark Corp	69,948
176		Tower Group, Inc	5,614
334	e	Transatlantic Holdings, Inc	23,757
7,264		Travelers Cos, Inc/The	388,624
173	e*	Triad Guaranty, Inc	6,908
234	e	United Fire & Casualty Co	8,279
14,662		UnitedHealth Group, Inc	749,815
500		Unitrin, Inc	24,590
417	e*	Universal American Financial Corp	8,874
3,726		UnumProvident Corp	97,286
421	*	WellCare Health Plans, Inc	38,105
20		Wesco Financial Corp	7,700
1,891		XL Capital Ltd (Class A)	159,392
401		Zenith National Insurance Corp	18,883
		TOTAL INSURANCE CARRIERS	8,944,526

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
610	*	Corrections Corp of America	38,497
560	e*	Geo Group, Inc	16,296
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	54,793

LEATHER AND LEATHER PRODUCTS - 0.16%
850	e*	CROCS, Inc	36,575
4,061	*	Coach, Inc	192,451
344	e*	Genesco, Inc	17,995
643	*	Iconix Brand Group, Inc	14,287
150		Steven Madden Ltd	4,914
558	*	Timberland Co (Class A)	14,056
60	e	Weyco Group, Inc	1,616
600		Wolverine World Wide, Inc	16,626
		TOTAL LEATHER AND LEATHER PRODUCTS	298,520

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
LEGAL SERVICES - 0.01%
452	e*	FTI Consulting, Inc	$17,190
154	*	Pre-Paid Legal Services, Inc	9,904
		TOTAL LEGAL SERVICES	27,094

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
101	e*	Emergency Medical Services Corp (Class A)	3,952
871		Laidlaw International, Inc	30,093
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	34,045

LUMBER AND WOOD PRODUCTS - 0.03%
80	e	American Woodmark Corp	2,768
1,056	e*	Champion Enterprises, Inc	10,380
100	e	Deltic Timber Corp	5,482
1,157		Louisiana-Pacific Corp	21,890
100	e	Skyline Corp	3,001
200	e	Universal Forest Products, Inc	8,452
		TOTAL LUMBER AND WOOD PRODUCTS	51,973

METAL MINING - 0.39%
627	*	Apex Silver Mines Ltd	12,653
450	e	Cleveland-Cliffs, Inc	34,951
3,160	e*	Coeur d'Alene Mines Corp	11,344
496	e	Foundation Coal Holdings, Inc	20,157
4,171		Freeport-McMoRan Copper & Gold, Inc (Class B)	345,442
1,552	*	Hecla Mining Co	13,254
520	e*	Idaho General Mines, Inc	3,297
4,655		Newmont Mining Corp	181,824
607	e*	Rosetta Resources, Inc	13,075
264	e	Royal Gold, Inc	6,275
779	e	Southern Copper Corp	73,429
656	*	Stillwater Mining Co	7,223
516	*	US Gold Corp	2,838
570	e*	Uranium Resources, Inc	6,287
		TOTAL METAL MINING	732,049

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.59%
213	*	Armstrong World Industries, Inc	10,682
300		Blyth, Inc	7,974
806	e	Callaway Golf Co	14,355
423	e	Daktronics, Inc	9,086
1,672		Fortune Brands, Inc	137,723
1,744		Hasbro, Inc	54,779
311	e*	Jakks Pacific, Inc	8,752
506	e*	K2, Inc	7,686
4,259		Mattel, Inc	107,710
275	e	Nautilus, Inc	3,311
191	*	RC2 Corp	7,642
100	*	Russ Berrie & Co, Inc	1,863
393	e*	Shuffle Master, Inc	6,524
100		Steinway Musical Instruments, Inc	3,459
21,346	*	Tyco International Ltd	721,281
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,102,827

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
MISCELLANEOUS RETAIL - 1.34%
198	e*	1-800-FLOWERS.COM, Inc (Class A)	$1,867
110	e*	AC Moore Arts & Crafts, Inc	2,157
3,331	*	Amazon.com, Inc	227,874
565		Barnes & Noble, Inc	21,736
4,331		Best Buy Co, Inc	202,128
334		Big 5 Sporting Goods Corp	8,517
158	*	Blue Nile, Inc	9,543
155	e	Books-A-Million, Inc	2,626
792	e	Borders Group, Inc	15,096
200	e*	Build-A-Bear Workshop, Inc	5,228
558	e*	CKX, Inc	7,712
17,059		CVS Corp	621,801
400		Cash America International, Inc	15,860
679	e*	Coldwater Creek, Inc	15,773
443	e*	Dick's Sporting Goods, Inc	25,769
1,067	*	Dollar Tree Stores, Inc	46,468
393	*	Ezcorp, Inc (Class A)	5,203
324	e*	GSI Commerce, Inc	7,358
373	e*	Hibbett Sports, Inc	10,213
359		Longs Drug Stores Corp	18,855
497		MSC Industrial Direct Co (Class A)	27,335
353	e*	Nutri/System, Inc	24,654
3,008	*	Office Depot, Inc	91,142
769		OfficeMax, Inc	30,222
93	*	Overstock.com, Inc	1,699
1,486		Petsmart, Inc	48,221
145		Pricesmart, Inc	3,586
5,097	e*	Rite Aid Corp	32,519
883	*	Sears Holdings Corp	149,669
160	*	Shutterfly, Inc	3,448
192	e*	Stamps.com, Inc	2,646
7,824		Staples, Inc	185,664
220		Systemax, Inc	4,578
1,527		Tiffany & Co	81,023
180	e*	Valuevision International, Inc (Class A)	2,038
10,923		Walgreen Co	475,587
362	e	World Fuel Services Corp	15,226
490	e*	Zale Corp	11,667
300	e*	Zumiez, Inc	11,334
414	*	Priceline.com, Inc	28,458
		TOTAL MISCELLANEOUS RETAIL	2,502,500

MOTION PICTURES - 1.13%
466	e*	Avid Technology, Inc	16,473
1,979	e*	Blockbuster, Inc (Class A)	8,529
7,027		CBS Corp (Class B)	234,140
100	e	Carmike Cinemas, Inc	2,196
306	e*	Cinemark Holdings Inc	5,474
3,011	*	Discovery Holding Co (Class A)	69,223
723	*	DreamWorks Animation SKG, Inc (Class A)	20,851
171	e*	Gaiam, Inc (Class A)	3,117
524	*	Macrovision Corp	15,751
460	*	National CineMedia, Inc	12,885
24,932		News Corp (Class A)	528,808

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
750	e	Regal Entertainment Group (Class A)	$16,447
41,460		Time Warner, Inc	872,318
1,640	e*	Time Warner Telecom, Inc (Class A)	32,964
6,676	*	Viacom, Inc (Class B)	277,922
		TOTAL MOTION PICTURES	2,117,098

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.00%**
321	e*	Premier Exhibitions, Inc	5,059
		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	5,059

NONDEPOSITORY INSTITUTIONS - 1.78%
200	e*	Accredited Home Lenders Holding Co	2,734
700	e	Advance America Cash Advance Centers, Inc	12,418
403		Advanta Corp (Class B)	12,549
1,288	*	AmeriCredit Corp	34,196
1,746		American Capital Strategies Ltd	74,240
11,330		American Express Co	693,169
970	e	Ares Capital Corp	16,344
111	e	Asta Funding, Inc	4,266
1,592		Broadridge Financial Solutions, Inc	30,439
2,098		CIT Group, Inc	115,033
4,547		Capital One Financial Corp	356,667
964		CapitalSource, Inc	23,705
555	e	Centerline Holding Co	9,990
218	e*	CompuCredit Corp	7,634
6,494		Countrywide Financial Corp	236,057
103	e*	Credit Acceptance Corp	2,763
10,645		Fannie Mae	695,438
160	e	Federal Agricultural Mortgage Corp (Class C)	5,475
274	e	Financial Federal Corp	8,171
250	*	First Cash Financial Services, Inc	5,860
641	e	First Marblehead Corp	24,768
7,238		Freddie Mac	439,347
1,040	e*	Freedom Acquisition Holding, Inc	11,450
255	e	Hercules Technology Growth Capital, Inc	3,445
838	*	INVESTools, Inc	8,346
347	e*	Information Services Group, Inc	2,655
160		Kohlberg Capital Corp	2,968
412	*	Marathon Acquisition Corp	3,247
681	e	MCG Capital Corp	10,910
300	e	NGP Capital Resources Co	5,016
278	e*	NTR Acquisition Co	2,633
200		Nelnet, Inc (Class A)	4,888
300	e*	Ocwen Financial Corp	3,999
544	*	PHH Corp	16,978
199	e	Patriot Capital Funding, Inc	2,955
4,501		SLM Corp	259,168
42		Student Loan Corp	8,564
200	e	Technology Investment Capital Corp	3,158
1,364		Textron, Inc	150,190
199	e*	World Acceptance Corp	8,503
		TOTAL NONDEPOSITORY INSTITUTIONS	3,320,336

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
NONMETALLIC MINERALS, EXCEPT FUELS - 0.09%
200	e	AMCOL International Corp	$5,462
350	e	Compass Minerals International, Inc	12,131
495		Florida Rock Industries, Inc	33,412
1,050	e	Vulcan Materials Co	120,267
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	171,272

OIL AND GAS EXTRACTION - 3.02%
191	e*	ATP Oil & Gas Corp	9,290
5,077		Anadarko Petroleum Corp	263,953
117	e*	Arena Resources, Inc	6,799
339	e	Atlas America, Inc	18,214
282	e*	Atwood Oceanics, Inc	19,351
3,222		BJ Services Co	91,634
3,511		Baker Hughes, Inc	295,380
448	e*	Basic Energy Services, Inc	11,455
400	e	Berry Petroleum Co (Class A)	15,072
310	e*	Bill Barrett Corp	11,417
184	e*	Bois d'Arc Energy, Inc	3,134
400	e*	Brigham Exploration Co	2,348
200	e*	Bronco Drilling Co, Inc	3,282
303	e*	CNX Gas Corp	9,272
406	*	Cal Dive International, Inc	6,752
230	*	Callon Petroleum Co	3,259
1,204	*	Cameron International Corp	86,050
202	e*	Carrizo Oil & Gas, Inc	8,377
599	e*	Cheniere Energy, Inc	23,235
4,861	e	Chesapeake Energy Corp	168,191
900	e	Cimarex Energy Co	35,469
100	*	Clayton Williams Energy, Inc	2,647
471	*	Complete Production Services, Inc	12,175
432	*	Comstock Resources, Inc	12,947
145	*	Contango Oil & Gas Co	5,262
184	*	Continental Resources, Inc	2,944
80	*	Dawson Geophysical Co	4,917
892	e*	Delta Petroleum Corp	17,911
1,296	*	Denbury Resources, Inc	48,600
740	e	Diamond Offshore Drilling, Inc	75,154
1,653		ENSCO International, Inc	100,850
676	e*	EXCO Resources, Inc	11,789
300	e*	Edge Petroleum Corp	4,203
520	e*	Encore Acquisition Co	14,456
453	e*	Energy Partners Ltd	7,561
1,290		Equitable Resources, Inc	63,932
386	e*	FX Energy, Inc	3,532
879	*	Forest Oil Corp	37,147
87	e*	GMX Resources, Inc	3,010
1,000	e*	GeoGlobal Resources, Inc	5,090
1,009	*	Global Industries Ltd	27,061
2,495		GlobalSantaFe Corp	180,264
111	e*	Goodrich Petroleum Corp	3,844
2,200	e*	Grey Wolf, Inc	18,128
520	e*	Gulfport Energy Corp	10,390
10,040		Halliburton Co	346,380
1,026	e*	Hanover Compressor Co	24,470

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
318	e*	Harvest Natural Resources, Inc	$3,787
992	e*	Helix Energy Solutions Group, Inc	39,591
1,072		Helmerich & Payne, Inc	37,970
291	e*	Hercules Offshore, Inc	9,423
359	*	Horizon Offshore, Inc	6,893
107		Kayne Anderson Energy Development Co	2,694
917	*	Mariner Energy, Inc	22,237
254	e*	McMoRan Exploration Co	3,556
910	e*	Meridian Resource Corp	2,748
3,034	*	Nabors Industries Ltd	101,275
1,954	*	National Oilwell Varco, Inc	203,685
1,000	e*	Newpark Resources, Inc	7,750
1,435		Noble Corp	139,941
597	*	Oceaneering International, Inc	31,426
1,155	*	Oilsands Quest, Inc	2,853
522	e*	Parallel Petroleum Corp	11,432
1,200	*	Parker Drilling Co	12,648
1,800		Patterson-UTI Energy, Inc	47,178
440		Penn Virginia Corp	17,688
1,798	e*	PetroHawk Energy Corp	28,516
165	e*	Petroleum Development Corp	7,834
435	e*	Petroquest Energy, Inc	6,325
452	*	Pioneer Drilling Co	6,739
1,352		Pioneer Natural Resources Co	65,856
819	*	Plains Exploration & Production Co	39,156
564	e	Pogo Producing Co	28,646
1,760	*	Pride International, Inc	65,930
549	e*	Quicksilver Resources, Inc	24,474
337	e	RPC, Inc	5,742
1,620		Range Resources Corp	60,604
1,179		Rowan Cos, Inc	48,315
12,894		Schlumberger Ltd	1,095,216
264	*	SEACOR Holdings, Inc	24,647
2,192	e	Smith International, Inc	128,539
1,884	*	Southwestern Energy Co	83,838
870		St. Mary Land & Exploration Co	31,859
296	*	Stone Energy Corp	10,141
373	e*	Sulphco, Inc	1,347
868	*	Superior Energy Services	34,651
174	e*	Superior Well Services, Inc	4,421
327	e*	Swift Energy Co	13,983
311	e*	TXCO Resources, Inc	3,197
810	*	Tetra Technologies, Inc	22,842
617	e	Tidewater, Inc	43,733
672	*	Todco	31,725
248	e*	Toreador Resources Corp	3,720
3,105	*	Transocean, Inc	329,068
127	*	Trico Marine Services, Inc	5,192
300	*	Union Drilling, Inc	4,926
520	*	Unit Corp	32,713
621	e*	Vaalco Energy, Inc	2,999
137	*	Venoco, Inc	2,558
289	e	W&T Offshore, Inc	8,089
347	*	W-H Energy Services, Inc	21,483

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
580	e*	Warren Resources, Inc	$6,774
3,692	*	Weatherford International Ltd	203,946
413	*	Whiting Petroleum Corp	16,735
285	*	Willbros Group, Inc	8,459
4,031		XTO Energy, Inc	242,263
		TOTAL OIL AND GAS EXTRACTION	5,648,574

PAPER AND ALLIED PRODUCTS - 0.52%
1,152		Bemis Co	38,223
591	e	Bowater, Inc	14,745
600	*	Buckeye Technologies, Inc	9,282
676	e*	Cenveo, Inc	15,676
151	e*	Chesapeake Corp	1,898
4,819	*	Domtar Corporation	53,780
397	e	Glatfelter	5,395
556	e*	Graphic Packaging Corp	2,691
332		Greif, Inc (Class A)	19,791
4,765		International Paper Co	186,073
4,991		Kimberly-Clark Corp	333,848
1,952		MeadWestvaco Corp	68,945
500	*	Mercer International, Inc	5,100
162		Neenah Paper, Inc	6,684
1,010		Packaging Corp of America	25,563
618	*	Playtex Products, Inc	9,153
390		Rock-Tenn Co (Class A)	12,371
136		Schweitzer-Mauduit International, Inc	4,216
2,686	*	Smurfit-Stone Container Corp	35,751
1,093		Sonoco Products Co	46,791
1,158		Temple-Inland, Inc	71,252
334	e	Wausau Paper Corp	4,476
		TOTAL PAPER AND ALLIED PRODUCTS	971,704

PERSONAL SERVICES - 0.15%
57		CPI Corp	3,961
1,456		Cintas Corp	57,410
300		Coinmach Service Corp (Class A)	3,969
300	*	Coinstar, Inc	9,444
387		G & K Services, Inc (Class A)	15,290
3,605		H&R Block, Inc	84,249
300	e	Jackson Hewitt Tax Service, Inc	8,433
542		Regis Corp	20,731
887	*	Sally Beauty Holdings, Inc	7,983
3,226		Service Corp International	41,228
185	*	Steiner Leisure Ltd	9,087
155		Unifirst Corp	6,828
389	e	Weight Watchers International, Inc	19,777
		TOTAL PERSONAL SERVICES	288,390

PETROLEUM AND COAL PRODUCTS - 6.28%
142	e	Alon USA Energy, Inc	6,249
3,622		Apache Corp	295,519
615		Ashland, Inc	39,329
1,050		Cabot Oil & Gas Corp	38,724
23,515		Chevron Corp	1,980,904

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
17,881		ConocoPhillips	$1,403,658
69	e	Delek US Holdings, Inc	1,839
4,869		Devon Energy Corp	381,194
2,676		EOG Resources, Inc	195,509
61,647		Exxon Mobil Corp	5,170,950
1,200		Frontier Oil Corp	52,524
474	e*	Headwaters, Inc	8,186
2,983		Hess Corp	175,878
524		Holly Corp	38,876
7,504		Marathon Oil Corp	449,940
2,029		Murphy Oil Corp	120,604
1,371	e*	Newfield Exploration Co	62,449
1,870		Noble Energy, Inc	116,669
9,124		Occidental Petroleum Corp	528,097
1,329		Sunoco, Inc	105,895
1,494		Tesoro Corp	85,382
6,007		Valero Energy Corp	443,677
174		WD-40 Co	5,719
283	e	Western Refining, Inc	16,357
		TOTAL PETROLEUM AND COAL PRODUCTS	11,724,128

PIPELINES, EXCEPT NATURAL GAS - 0.10%
6,910	e	Spectra Energy Corp	179,384
		TOTAL PIPELINES, EXCEPT NATURAL GAS	179,384

PRIMARY METAL INDUSTRIES - 1.07%
1,216	e*	AK Steel Holding Corp	45,442
9,511		Alcoa, Inc	385,481
1,122		Allegheny Technologies, Inc	117,675
500	e	Belden CDT, Inc	27,675
300	e*	Brush Engineered Materials, Inc	12,597
287		Carpenter Technology Corp	37,399
256	*	Century Aluminum Co	13,985
482		Chaparral Steel Co	34,641
94	e*	Coleman Cable, Inc	2,431
671	*	CommScope, Inc	39,153
17,251	*	Corning, Inc	440,763
255		Encore Wire Corp	7,507
111	e*	LB Foster Co (Class A)	3,183
571	e*	General Cable Corp	43,253
250	e	Gibraltar Industries, Inc	5,537
128	*	Haynes International, Inc	10,807
649		Hubbell, Inc (Class B)	35,189
337	e	Matthews International Corp (Class A)	14,697
372		Mueller Industries, Inc	12,812
96	e*	Northwest Pipe Co	3,415
3,301		Nucor Corp	193,604
89		Olympic Steel, Inc	2,551
1,485		Precision Castparts Corp	180,220
450	e	Quanex Corp	21,915
240	*	RTI International Metals, Inc	18,089
281		Schnitzer Steel Industries, Inc (Class A)	13,471
1,060		Steel Dynamics, Inc	44,425
179	e*	Superior Essex, Inc	6,686

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
298	e	Texas Industries, Inc	$23,366
748	e*	Titanium Metals Corp	23,861
314	e	Tredegar Corp	6,688
1,294		United States Steel Corp	140,722
72	e*	Universal Stainless & Alloy	2,537
200	e*	Wheeling-Pittsburgh Corp	3,806
735	e	Worthington Industries, Inc	15,913
		TOTAL PRIMARY METAL INDUSTRIES	1,991,496

PRINTING AND PUBLISHING - 0.58%
594	e*	ACCO Brands Corp	13,692
600	e	American Greetings Corp (Class A)	16,998
946		Belo (A.H.) Corp (Class A)	19,478
300		Bowne & Co, Inc	5,853
46	e	CSS Industries, Inc	1,822
100	*	Consolidated Graphics, Inc	6,928
73	e	Courier Corp	2,920
653		Dow Jones & Co, Inc	37,515
651		Dun & Bradstreet Corp	67,040
269		Ennis, Inc	6,327
2,567		Gannett Co, Inc	141,057
165		GateHouse Media, Inc	3,061
700		Harte-Hanks, Inc	17,976
474	e	Journal Communications, Inc (Class A)	6,167
478	e	Lee Enterprises, Inc	9,971
239	e	Martha Stewart Living Omnimedia, Inc (Class A)	4,111
571	e	McClatchy Co (Class A)	14,452
3,861		McGraw-Hill Cos, Inc	262,857
232		Media General, Inc (Class A)	7,719
528		Meredith Corp	32,525
1,565	e	New York Times Co (Class A)	39,751
100	e*	Playboy Enterprises, Inc (Class B)	1,133
2,914	e*	Primedia, Inc	8,305
716	*	R.H. Donnelley Corp	54,258
2,408	e	R.R. Donnelley & Sons Co	104,772
100	e	Schawk, Inc	2,002
376	*	Scholastic Corp	13,513
1,065	e	EW Scripps Co (Class A)	48,660
235		Standard Register Co	2,679
621	e*	Sun-Times Media Group, Inc (Class A)	3,260
912		Tribune Co	26,813
554	e*	Valassis Communications, Inc	9,523
470	*	VistaPrint Ltd	17,977
68		Washington Post Co (Class B)	52,774
600		John Wiley & Sons, Inc (Class A)	28,974
		TOTAL PRINTING AND PUBLISHING	1,092,863

RAILROAD TRANSPORTATION - 0.64%
3,897		Burlington Northern Santa Fe Corp	331,791
4,784		CSX Corp	215,663
405	e	Florida East Coast Industries	33,607
369	*	Genesee & Wyoming, Inc (Class A)	11,011
850	e*	Kansas City Southern Industries, Inc	31,909
4,302		Norfolk Southern Corp	226,156

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
2,948		Union Pacific Corp	$339,462
		TOTAL RAILROAD TRANSPORTATION	1,189,599

REAL ESTATE - 0.13%
2,075	*	CB Richard Ellis Group, Inc (Class A)	75,737
59	e	Consolidated-Tomoka Land Co	4,088
760	e	Forest City Enterprises, Inc (Class A)	46,725
389		Jones Lang LaSalle, Inc	44,151
297	e*	LoopNet, Inc	6,929
1,250	*	Meruelo Maddux Properties, Inc	10,200
803	e	St. Joe Co	37,211
1,142	e	Stewart Enterprises, Inc (Class A)	8,896
263		Thomas Properties Group, Inc	4,203
		TOTAL REAL ESTATE	238,140

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.30%
78	*	AEP Industries, Inc	3,511
700		Cooper Tire & Rubber Co	19,334
140	e*	Deckers Outdoor Corp	14,126
2,351	e*	Goodyear Tire & Rubber Co	81,721
158	e*	Metabolix, Inc	3,955
3,056		Newell Rubbermaid, Inc	89,938
3,913		Nike, Inc (Class B)	228,089
353		Schulman (A.), Inc	8,588
1,782		Sealed Air Corp	55,278
226	*	Skechers U.S.A., Inc (Class A)	6,599
267		Spartech Corp	7,089
200		Titan International, Inc	6,322
122	e*	Trex Co, Inc	2,395
661		Tupperware Corp	18,997
331	e	West Pharmaceutical Services, Inc	15,607
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	561,549

SECURITY AND COMMODITY BROKERS - 3.21%
850		A.G. Edwards, Inc	71,867
2,567		Ameriprise Financial, Inc	163,184
1,302		Bear Stearns Cos, Inc	182,280
676	e	BlackRock, Inc	105,855
200		Calamos Asset Management, Inc (Class A)	5,110
575	e	Cbot Holdings, Inc (Class A)	118,795
11,224		Charles Schwab Corp	230,316
386		Chicago Mercantile Exchange Holdings, Inc	206,263
144	e	Cohen & Steers, Inc	6,257
178	*	Cowen Group, Inc	3,188
4,641	*	E*Trade Financial Corp	102,520
1,207		Eaton Vance Corp	53,325
95		Evercore Partners, Inc (Class A)	2,828
63	e*	FCStone Group, Inc	3,611
943		Federated Investors, Inc (Class B)	36,145
1,848		Franklin Resources, Inc	244,805
69	e	GAMCO Investors, Inc (Class A)	3,867
176	e*	GFI Group, Inc	12,756
4,442		Goldman Sachs Group, Inc	962,803
191	e	Greenhill & Co, Inc	13,124

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
441	e*	Interactive Brokers Group, Inc (Class A)	$11,964
771	*	IntercontinentalExchange, Inc	113,992
416	e	International Securities Exchange, Inc	27,186
452	e*	Investment Technology Group, Inc	19,585
2,042		Janus Capital Group, Inc	56,849
1,289		Jefferies Group, Inc	34,777
300	e*	KBW, Inc	8,814
1,234	*	Knight Capital Group, Inc (Class A)	20,484
600	e*	LaBranche & Co, Inc	4,428
1,077	e*	Ladenburg Thalmann Financial Services, Inc	2,477
565		Lazard Ltd (Class A)	25,442
1,456		Legg Mason, Inc	143,241
5,827		Lehman Brothers Holdings, Inc	434,228
239	e*	MarketAxess Holdings, Inc	4,300
9,499		Merrill Lynch & Co, Inc	793,926
11,531		Morgan Stanley	967,220
154	e*	Morningstar, Inc	7,242
2,911	e	NYSE Euronext	214,308
1,231	*	Nasdaq Stock Market, Inc	36,573
861	e	Nuveen Investments, Inc (Class A)	53,511
990		Nymex Holdings, Inc	124,374
300	*	Penson Worldwide, Inc	7,359
190	*	Piper Jaffray Cos	10,589
970		Raymond James Financial, Inc	29,973
1,360	e	SEI Investments Co	39,494
181	e	SWS Group, Inc	3,913
209	e	Sanders Morris Harris Group, Inc	2,433
163	e*	Stifel Financial Corp	9,599
2,962		T Rowe Price Group, Inc	153,698
2,718	e*	TD Ameritrade Holding Corp	54,360
200	e*	Thomas Weisel Partners Group, Inc	3,330
126	e	US Global Investors, Inc (Class A)	2,856
235	e	WP Stewart & Co Ltd	2,559
877		Waddell & Reed Financial, Inc (Class A)	22,811
480	e	optionsXpress Holdings, Inc	12,317
		TOTAL SECURITY AND COMMODITY BROKERS	5,989,111

SOCIAL SERVICES - 0.01%
250	e*	Bright Horizons Family Solutions, Inc	9,728
236	*	Capital Senior Living Corp	2,223
97	e*	Providence Service Corp	2,592
319	*	Res-Care, Inc	6,744
		TOTAL SOCIAL SERVICES	21,287

SPECIAL TRADE CONTRACTORS - 0.07%
100	e	Alico, Inc	6,099
337	*	AsiaInfo Holdings, Inc	3,269
266		Chemed Corp	17,633
409		Comfort Systems USA, Inc	5,800
596	e*	Dycom Industries, Inc	17,868
372	*	EMCOR Group, Inc	27,119
400	e*	Insituform Technologies, Inc (Class A)	8,724
167	e*	Integrated Electrical Services, Inc	5,506
120	e*	Layne Christensen Co	4,914

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
1,295	e*	Quanta Services, Inc	$39,718
		TOTAL SPECIAL TRADE CONTRACTORS	136,650

STONE, CLAY, AND GLASS PRODUCTS - 0.50%
7,979		3M Co	692,497
311		Apogee Enterprises, Inc	8,652
202	e	CARBO Ceramics, Inc	8,850
280	e*	Cabot Microelectronics Corp	9,937
582	e	Eagle Materials, Inc	28,547
1,606		Gentex Corp	31,622
154		Libbey, Inc	3,322
1,084	e*	Owens Corning, Inc	36,455
1,691	*	Owens-Illinois, Inc	59,185
363	e*	US Concrete, Inc	3,154
920	e*	USG Corp	45,117
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	927,338

TEXTILE MILL PRODUCTS - 0.01%
200		Oxford Industries, Inc	8,868
300	e	Xerium Technologies, Inc	2,286
		TOTAL TEXTILE MILL PRODUCTS	11,154

TOBACCO PRODUCTS - 1.04%
23,012		Altria Group, Inc	1,614,062
1,071		Loews Corp (Carolina Group)	82,756
1,874	e	Reynolds American, Inc	122,185
1,752	e	UST, Inc	94,100
341	e	Universal Corp	20,774
766	e	Vector Group Ltd	17,258
		TOTAL TOBACCO PRODUCTS	1,951,135

TRANSPORTATION BY AIR - 0.51%
608	*	ABX Air, Inc	4,900
2,594	*	AMR Corp	68,352
114	e*	Air Methods Corp	4,180
995	e*	Airtran Holdings, Inc	10,865
458	e*	Alaska Air Group, Inc	12,760
211	e*	Atlas Air Worldwide Holdings, Inc	12,436
281	e*	Bristow Group, Inc	13,924
1,063	*	Continental Airlines, Inc (Class B)	36,004
189		Copa Holdings S.A. (Class A)	12,708
2,610	*	Delta Air Lines, Inc	51,417
356	e*	EGL, Inc	16,547
622	e*	ExpressJet Holdings, Inc	3,720
3,394		FedEx Corp	376,632
1,884	e*	JetBlue Airways Corp	22,137
265	e*	Midwest Air Group, Inc	3,980
2,882	*	Northwest Airlines Corp	63,980
149	e*	PHI, Inc	4,439
220	*	Pinnacle Airlines Corp	4,125
300	*	Republic Airways Holdings, Inc	6,105
692	e	Skywest, Inc	16,490
8,635		Southwest Airlines Co	128,748
1,265	e*	UAL Corp	51,346

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
854	*	US Airways Group, Inc	$25,851
		TOTAL TRANSPORTATION BY AIR	951,646

TRANSPORTATION EQUIPMENT - 2.50%
408	e*	AAR Corp	13,468
300	*	Accuride Corp	4,623
237	*	Aftermarket Technology Corp	7,034
449		American Axle & Manufacturing Holdings, Inc	13,299
90		American Railcar Industries, Inc	3,510
234	*	Amerigon, Inc	4,210
200	e	Arctic Cat, Inc	3,960
738	e	ArvinMeritor, Inc	16,384
871		Autoliv, Inc	49,534
1,031	e*	BE Aerospace, Inc	42,580
8,615		Boeing Co	828,418
975		Brunswick Corp	31,814
540	e	Clarcor, Inc	20,212
211	*	Comtech Group, Inc	3,484
520	e	Federal Signal Corp	8,247
570	e*	Fleetwood Enterprises, Inc	5,158
744	e*	Force Protection, Inc	15,356
19,828	e*	Ford Motor Co	186,780
227	e	Freightcar America, Inc	10,860
575	e*	GenCorp, Inc	7,515
111	e*	GenTek, Inc	3,909
4,430		General Dynamics Corp	346,515
5,276	e	General Motors Corp	199,433
1,862		Genuine Parts Co	92,355
1,292		Goodrich Corp	76,952
110	e	Greenbrier Cos, Inc	3,324
300		Group 1 Automotive, Inc	12,102
2,817		Harley-Davidson, Inc	167,921
936		Harsco Corp	48,672
1,055	e*	Hayes Lemmerz International, Inc	5,644
225	e	Heico Corp	9,468
1,988		ITT Industries, Inc	135,741
200		Kaman Corp	6,238
3,852		Lockheed Martin Corp	362,589
110	*	Miller Industries, Inc	2,761
220	e	Monaco Coach Corp	3,157
130	e	Noble International Ltd	2,657
3,776		Northrop Grumman Corp	294,037
706	*	Orbital Sciences Corp	14,833
791		Oshkosh Truck Corp	49,770
2,718		Paccar, Inc	236,575
1,493	*	Pactiv Corp	47,612
433	e	Polaris Industries, Inc	23,451
4,856		Raytheon Co	261,690
89	*	Sequa Corp (Class A)	9,968
223	e	A.O. Smith Corp	8,895
355		Spartan Motors, Inc	6,042
800	*	Spirit Aerosystems Holdings, Inc (Class A)	28,840
177		Standard Motor Products, Inc	2,660
200	e	Superior Industries International, Inc	4,352

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
456	*	TRW Automotive Holdings Corp	$16,794
547	*	Tenneco, Inc	19,167
400	e	Thor Industries, Inc	18,056
108	*	TransDigm Group, Inc	4,370
804	e	Trinity Industries, Inc	35,006
229		Triumph Group, Inc	14,993
10,879		United Technologies Corp	771,647
1,603	e*	Visteon Corp	12,984
270	e	Wabash National Corp	3,950
492		Westinghouse Air Brake Technologies Corp	17,973
353	e	Winnebago Industries, Inc	10,421
		TOTAL TRANSPORTATION EQUIPMENT	4,669,970

TRANSPORTATION SERVICES - 0.18%
184	e	Ambassadors Group, Inc	6,538
100		Ambassadors International, Inc	3,326
1,891		CH Robinson Worldwide, Inc	99,315
121	e*	Dynamex, Inc	3,089
2,282		Expeditors International Washington, Inc	94,247
538	e	GATX Corp	26,497
500	*	HUB Group, Inc (Class A)	17,580
875	*	Lear Corp	31,159
400	e	Pacer International, Inc	9,408
344		Ship Finance International Ltd	10,210
1,085		UTI Worldwide, Inc	29,067
		TOTAL TRANSPORTATION SERVICES	330,436

TRUCKING AND WAREHOUSING - 0.38%
300	e	Arkansas Best Corp	11,691
250	e*	Celadon Group, Inc	3,975
512		Con-way, Inc	25,723
289	e	Forward Air Corp	9,852
770		Heartland Express, Inc	12,551
1,085		J.B. Hunt Transport Services, Inc	31,812
662		Landstar System, Inc	31,941
160	*	Marten Transport Ltd	2,882
262	e*	Old Dominion Freight Line	7,899
133	*	Saia, Inc	3,626
7,325		United Parcel Service, Inc (Class B)	534,725
457	e	Werner Enterprises, Inc	9,209
631	e*	YRC Worldwide, Inc	23,221
		TOTAL TRUCKING AND WAREHOUSING	709,107

WATER TRANSPORTATION - 0.28%
464	e	Alexander & Baldwin, Inc	24,643
672	*	American Commercial Lines, Inc	17,506
148	e	Arlington Tankers Ltd	4,245
4,564		Carnival Corp	222,586
238	e	Double Hull Tankers, Inc	3,710
459	e	Eagle Bulk Shipping, Inc	10,286
523		Frontline Ltd	23,980
194	e	Genco Shipping & Trading Ltd	8,004
315	e	General Maritime Corp	8,436
383		Golar LNG Ltd	6,381

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
249	e*	Gulfmark Offshore, Inc	$12,754
369		Horizon Lines, Inc (Class A)	12,088
253	e*	Hornbeck Offshore Services, Inc	9,806
584	*	Kirby Corp	22,420
185		Knightsbridge Tankers Ltd	5,644
295	e	Nordic American Tanker Shipping	12,048
438	*	Odyssey Marine Exploration, Inc	2,632
300		Overseas Shipholding Group, Inc	24,420
1,457		Royal Caribbean Cruises Ltd	62,622
424		Teekay Corp	24,554
166	*	Ultrapetrol Bahamas Ltd	3,934
		TOTAL WATER TRANSPORTATION	522,699

WHOLESALE TRADE-DURABLE GOODS - 0.40%
400		Agilysys, Inc	9,000
450		Applied Industrial Technologies, Inc	13,275
1,274	*	Arrow Electronics, Inc	48,960
480	e	Barnes Group, Inc	15,206
474	e*	Beacon Roofing Supply, Inc	8,053
300		BlueLinx Holdings, Inc	3,147
607		BorgWarner, Inc	52,226
296	e	Building Material Holding Corp	4,200
200		Castle (A.M.) & Co	7,182
244	e*	Conceptus, Inc	4,726
1,300	*	Cytyc Corp	56,043
400	*	Digi International, Inc	5,896
130	e*	Drew Industries, Inc	4,308
480	*	Genesis Microchip, Inc	4,493
186	e*	Houston Wire & Cable Co	5,284
1,300		IKON Office Solutions, Inc	20,293
1,526	*	Ingram Micro, Inc (Class A)	33,129
468	*	Insight Enterprises, Inc	10,563
297	*	Interline Brands, Inc	7,746
164	*	Keystone Automotive Industries, Inc	6,785
600	e	Knight Transportation, Inc	11,628
489	e*	LKQ Corp	12,059
45		Lawson Products, Inc	1,741
100	e*	MWI Veterinary Supply, Inc	3,989
467		Martin Marietta Materials, Inc	75,663
419		Owens & Minor, Inc	14,640
731	e*	PSS World Medical, Inc	13,319
1,536	*	Patterson Cos, Inc	57,247
614	e	PEP Boys-Manny Moe & Jack	12,378
567	e	Pool Corp	22,130
230	*	RSC Holdings, Inc	4,600
689		Reliance Steel & Aluminum Co	38,763
300	e	Ryerson Tull, Inc	11,295
292	e*	Solera Holdings, Inc	5,659
616	e*	Tech Data Corp	23,691
125	e*	TomoTherapy, Inc	2,740
296	*	Tyler Technologies, Inc	3,673
776		W.W. Grainger, Inc	72,207
525	*	WESCO International, Inc	31,736

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
95	e*	West Marine, Inc	$1,307
		TOTAL WHOLESALE TRADE-DURABLE GOODS	740,980

WHOLESALE TRADE-NONDURABLE GOODS - 0.61%
860		Airgas, Inc	41,194
1,200	e*	Akorn, Inc	8,388
850	*	Alliance One International, Inc	8,543
605	e*	Allscripts Healthcare Solutions, Inc	15,415
140	e	Andersons, Inc	6,346
420	e*	Bare Escentuals, Inc	14,343
299	e*	Beijing Med-Pharm Corp	3,190
807	e	Brown-Forman Corp (Class B)	58,976
4,230		Cardinal Health, Inc	298,807
385	e*	Central European Distribution Corp	13,329
108	*	Core-Mark Holding Co, Inc	3,886
1,480		Dean Foods Co	47,168
1,446	*	Endo Pharmaceuticals Holdings, Inc	49,497
314	e*	Fresh Del Monte Produce, Inc	7,866
100	e*	Green Mountain Coffee Roasters, Inc	7,874
435	e*	Hain Celestial Group, Inc	11,806
971	*	Henry Schein, Inc	51,881
552		Herbalife Ltd	21,887
1,606	e	Idearc, Inc	56,740
330	e	K-Swiss, Inc (Class A)	9,349
100	e	Kenneth Cole Productions, Inc (Class A)	2,470
161	e*	LSB Industries, Inc	3,442
593		Men's Wearhouse, Inc	30,285
286		Myers Industries, Inc	6,323
180	e	Nash Finch Co	8,910
559		Nu Skin Enterprises, Inc (Class A)	9,223
113	e*	Nuco2, Inc	2,901
300	e*	Perry Ellis International, Inc	9,651
241	e*	School Specialty, Inc	8,541
348	e*	Source Interlink Cos, Inc	1,733
217		Spartan Stores, Inc	7,141
400		Stride Rite Corp	8,104
6,760		Sysco Corp	223,012
1,014	e*	Terra Industries, Inc	25,776
390	e*	Tractor Supply Co	20,299
433	e*	United Natural Foods, Inc	11,509
323	*	United Stationers, Inc	21,525
100	e	Valhi, Inc	1,630
143	e*	Volcom, Inc	7,169
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,146,129

		TOTAL COMMON STOCKS	186,638,151
		(Cost $149,955,544)

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE
SHORT- TERM INVESTMENTS - 9.33%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.33%
17,437,186		State Street Navigator Securities Lending Prime Portfolio	17,437,186

		TOTAL SHORT-TERM INVESTMENTS	17,437,186
		(Cost $17,437,186)

		TOTAL PORTFOLIO - 109.23%	204,075,337
		(Cost $167,392,730)

		OTHER ASSETS & LIABILITIES, NET - (9.23%)	$(17,243,075)

		NET ASSETS - 100.00%	$186,832,262

	*	Non-income producing
	**	percentage is less than 0.01%
	e	All or a portion of these secutities are out on loan.
	m	Indicates a security has been deemed illiquid
	v	Security valued at fair value.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS
SOCIAL CHOICE EQUITY FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.48%

AGRICULTURAL PRODUCTION-CROPS - 0.01%
256		Chiquita Brands International, Inc	$4,854
		TOTAL AGRICULTURAL PRODUCTION-CROPS	4,854

AMUSEMENT AND RECREATION SERVICES - 0.92%
1,241	*	Activision, Inc	23,169
9,827		Walt Disney Co	335,494
		TOTAL AMUSEMENT AND RECREATION SERVICES	358,663

APPAREL AND ACCESSORY STORES - 0.73%
600		American Eagle Outfitters, Inc	15,396
89	*	AnnTaylor Stores Corp	3,152
100	*	Charming Shoppes, Inc	1,083
400	*	Chico's FAS, Inc	9,736
400		Foot Locker, Inc	8,720
3,091		Gap, Inc	59,038
1,200	*	Kohl's Corp	85,236
1,800		Limited Brands, Inc	49,410
800		Nordstrom, Inc	40,896
400		Ross Stores, Inc	12,320
		TOTAL APPAREL AND ACCESSORY STORES	284,987

APPAREL AND OTHER TEXTILE PRODUCTS - 0.16%
300		Liz Claiborne, Inc	11,190
200		Phillips-Van Heusen Corp	12,114
100		Polo Ralph Lauren Corp	9,811
300		VF Corp	27,474
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	60,589

AUTO REPAIR, SERVICES AND PARKING - 0.04%
294	*	Hertz Global Holdings, Inc	7,812
68		Ryder System, Inc	3,658
162	*	Wright Express Corp	5,552
		TOTAL AUTO REPAIR, SERVICES AND PARKING	17,022

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.10%
200	*	Autozone, Inc	27,324
456	*	Carmax, Inc	11,628
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	38,952

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.20%
8,128		Home Depot, Inc	319,837
4,800		Lowe's Cos, Inc	147,312
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	467,149

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
BUSINESS SERVICES - 6.49%
622	*	24/7 Real Media, Inc	$7,296
140	*	3Com Corp	578
281		Accenture Ltd (Class A)	12,052
1,494	*	Adobe Systems, Inc	59,984
249	*	Alliance Data Systems Corp	19,243
337	*	Ariba, Inc	3,340
1,116	*	Art Technology Group, Inc	2,969
600	*	Autodesk, Inc	28,248
3,583		Automatic Data Processing, Inc	173,668
733	*	BEA Systems, Inc	10,035
404	*	BPZ Energy, Inc	2,254
744	*	BearingPoint, Inc	5,439
100	*	Blue Coat Systems, Inc	4,952
370	*	Bottomline Technologies, Inc	4,570
2,141	*	CMGI, Inc	4,175
274	*	CNET Networks, Inc	2,244
100	*	CSG Systems International, Inc	2,651
200	*	Cerner Corp	11,094
100	*	Checkfree Corp	4,020
314	*	Chordiant Software, Inc	4,917
190	*	Ciber, Inc	1,554
1,121	*	Cogent Communications Group, Inc	33,484
460	*	Cogent, Inc	6,757
593	*	Compuware Corp	7,033
700	*	Convergys Corp	16,968
400	*	DST Systems, Inc	31,684
157	*	Digital River, Inc	7,104
647	*	Earthlink, Inc	4,833
900	*	Electronic Arts, Inc	42,588
100	*	Equinix, Inc	9,147
868	*	Expedia, Inc	25,424
169		Fair Isaac Corp	6,780
706		First Data Corp	23,065
700	*	Fiserv, Inc	39,760
46	*	Getty Images, Inc	2,199
496	*	Google, Inc (Class A)	259,596
200		Jack Henry & Associates, Inc	5,150
850		IMS Health, Inc	27,311
257	*	Infocrossing, Inc	4,747
336	*	Informatica Corp	4,963
2,350	*	Innovative Solutions & Support, Inc	54,567
400	*	Internap Network Services Corp	5,768
450	*	Interwoven, Inc	6,318
1,148	*	Intuit, Inc	34,532
369	*	Iron Mountain, Inc	9,642
200	*	Kinetic Concepts, Inc	10,394
300		Lamar Advertising Co (Class A)	18,828
626	*	Lawson Software, Inc	6,191
242	*	Lionbridge Technologies	1,425
205	*	Liquidity Services, Inc	3,850
498	*	Magma Design Automation, Inc	6,992
100		Manpower, Inc	9,224
249		Marchex, Inc (Class B)	4,064
299		Mastercard, Inc (Class A)	49,595

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
271	*	Mentor Graphics Corp	$3,569
27,174	d	Microsoft Corp	800,818
448		MoneyGram International, Inc	12,522
544	*	Monster Worldwide, Inc	22,358
900	*	Novell, Inc	7,011
1,800		Omnicom Group, Inc	95,256
457	*	Opsware, Inc	4,346
268	*	PDF Solutions, Inc	3,170
290	*	Parametric Technology Corp	6,267
72		Portfolio Recovery Associates, Inc	4,321
303	*	Quest Software, Inc	4,906
819	*	RealNetworks, Inc	6,691
600		Robert Half International, Inc	21,900
200	*	Salesforce.com, Inc	8,572
500	*	Sapient Corp	3,865
411		ServiceMaster Co	6,354
196	*	Smith Micro Software, Inc	2,952
231	*	Sohu.com, Inc	7,390
363	*	SonicWALL, Inc	3,118
1,340	*	Sonus Networks, Inc	11,417
520	*	Spherion Corp	4,883
10,400	*	Sun Microsystems, Inc	54,704
173	*	Sybase, Inc	4,133
3,119	*	Symantec Corp	63,004
1,069	*	TIBCO Software, Inc	9,674
859	*	Tiens Biotech Group USA, Inc	3,290
700		Total System Services, Inc	20,657
165	*	Travelzoo, Inc	4,387
600	*	Unisys Corp	5,484
249		United Online, Inc	4,106
228	*	United Rentals, Inc	7,419
400	*	Valueclick, Inc	11,784
273	*	Vasco Data Security International	6,213
700	*	VeriSign, Inc	22,211
200	*	Visual Sciences, Inc	3,094
114	*	aQuantive, Inc	7,273
3,364	*	eBay, Inc	108,254
		TOTAL BUSINESS SERVICES	2,522,639

CHEMICALS AND ALLIED PRODUCTS - 9.13%
400	*	Abraxis BioScience, Inc	8,892
1,900		Air Products & Chemicals, Inc	152,703
100	*	Alexion Pharmaceuticals, Inc	4,506
100	*	Alkermes, Inc	1,460
847	*	American Oriental Bioengineering, Inc	7,538
3,911	*	Amgen, Inc	216,239
1,000		Avery Dennison Corp	66,480
1,300		Avon Products, Inc	47,775
525	*	Barr Pharmaceuticals, Inc	26,371
600	*	Bentley Pharmaceuticals, Inc	7,284
400	*	BioMarin Pharmaceuticals, Inc	7,176
192	*	BioMimetic Therapeutics, Inc	3,001
666	*	Bioenvision, Inc	3,849
302	*	Bradley Pharmaceuticals, Inc	6,556

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
7,609		Bristol-Myers Squibb Co	$240,140
325		Cabot Corp	15,496
420	*	Caraco Pharmaceutical Laboratories Ltd	6,376
100	*	Cephalon, Inc	8,039
339		Clorox Co	21,052
2,803		Colgate-Palmolive Co	181,775
175	*	Cypress Bioscience, Inc	2,321
200		Dade Behring Holdings, Inc	10,624
504	*	Dendreon Corp	3,568
93	*	Digene Corp	5,585
3,076	*	Durect Corp	11,843
1,600		Ecolab, Inc	68,320
300	*	Encysive Pharmaceuticals, Inc	534
1,700	*	Forest Laboratories, Inc	77,605
1,711	*	Genentech, Inc	129,454
808	*	Genzyme Corp	52,035
300	*	Geron Corp	2,112
3,188	*	Gilead Sciences, Inc	123,599
536		H.B. Fuller Co	16,021
500	*	Human Genome Sciences, Inc	4,460
261	*	Inverness Medical Innovations, Inc	13,316
100	*	Invitrogen Corp	7,375
617	*	Javelin Pharmaceuticals, Inc	3,819
1,196	*	King Pharmaceuticals, Inc	24,470
2,387		Eli Lilly & Co	133,386
300		Lubrizol Corp	19,365
200	*	MGI Pharma, Inc	4,474
200		Mannatech, Inc	3,178
200	*	Medarex, Inc	2,858
600		Medicis Pharmaceutical Corp (Class A)	18,324
8,394		Merck & Co, Inc	418,021
800	*	Millennium Pharmaceuticals, Inc	8,456
1,501	*	Mylan Laboratories, Inc	27,303
400	*	Nabi Biopharmaceuticals	1,840
118	*	Nastech Pharmaceutical Co, Inc	1,287
238	*	Neurocrine Biosciences, Inc	2,673
442	*	Noven Pharmaceuticals, Inc	10,365
200	*	OraSure Technologies, Inc	1,636
200	*	PDL BioPharma, Inc	4,660
875		PPG Industries, Inc	66,596
126	*	Pacific Ethanol, Inc	1,663
538	*	Pain Therapeutics, Inc	4,686
200	*	Par Pharmaceutical Cos, Inc	5,646
400	*	Penwest Pharmaceuticals Co	4,988
200	*	Pharmion Corp	5,790
200	*	Pozen, Inc	3,614
2,250		Praxair, Inc	161,978
731	*	Prestige Brands Holdings, Inc	9,488
10,656		Procter & Gamble Co	652,041
227	*	Progenics Pharmaceuticals, Inc	4,896
500		RPM International, Inc	11,555
1,335		Rohm & Haas Co	72,998
450	*	Salix Pharmaceuticals Ltd	5,535
5,380		Schering-Plough Corp	163,767

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
200	*	Sciele Pharma, Inc	$4,712
200	*	Sepracor, Inc	8,204
1,000		Sigma-Aldrich Corp	42,670
186	*	Somaxon Pharmaceuticals, Inc	2,262
500	*	SuperGen, Inc	2,780
200	*	Tanox, Inc	3,882
58	*	United Therapeutics Corp	3,698
303	*	VCA Antech, Inc	11,420
300		Valspar Corp	8,523
200	*	Vertex Pharmaceuticals, Inc	5,712
360	*	Warner Chilcott Ltd (Class A)	6,512
600	*	Watson Pharmaceuticals, Inc	19,518
529	*	Zymogenetics, Inc	7,729
		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,550,458

COMMUNICATIONS - 5.29%
20,058		AT&T, Inc	832,407
1,251		Alltel Corp	84,505
800	*	American Tower Corp (Class A)	33,600
1,184	*	Cablevision Systems Corp (Class A)	42,849
2,354		Citadel Broadcasting Corp	15,183
100		Citizens Communications Co	1,527
283	*	Crown Castle International Corp	10,264
733	*	Crown Media Holdings, Inc (Class A)	5,278
125	*	DG FastChannel,Inc	2,548
409		Embarq Corp	25,918
200		Entercom Communications Corp (Class A)	4,978
418	*	Entravision Communications Corp (Class A)	4,360
100	*	Fisher Communications, Inc	5,079
150		Global Payments, Inc	5,948
960		Gray Television, Inc	8,899
1,244	*	IAC/InterActiveCorp	43,055
1,135	*	Level 3 Communications, Inc	6,640
1,812	*	Liberty Global, Inc (Class A)	74,364
3,274	*	Liberty Media Holding Corp (Interactive A)	73,108
774	*	Liberty Media Corp - Capital (Series A)	91,084
717	*	Lin TV Corp (Class A)	13,487
487	*	Mediacom Communications Corp (Class A)	4,719
300	*	NII Holdings, Inc	24,222
120	*	NeuStar, Inc (Class A)	3,476
239	*	Nexstar Broadcasting Group, Inc (Class A)	3,140
200	*	Novatel Wireless, Inc	5,204
829	*	Radio One, Inc (Class D)	5,853
113	*	SAVVIS, Inc	5,595
133	*	SBA Communications Corp (Class A)	4,467
1,152	*	Spanish Broadcasting System, Inc (Class A)	4,954
8,184		Sprint Nextel Corp	169,491
902	*	Terremark Worldwide, Inc	5,818
279	*	TiVo, Inc	1,615
9,776		Verizon Communications, Inc	402,478
1,293		Windstream Corp	19,085
900	*	XM Satellite Radio Holdings, Inc (Class A)	10,593
		TOTAL COMMUNICATIONS	2,055,791

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
DEPOSITORY INSTITUTIONS - 9.28%
3,500		BB&T Corp	$142,380
14,050		Bank of America Corp	686,905
800		Comerica, Inc	47,576
500		Commerce Bancorp, Inc	18,495
200		Compass Bancshares, Inc	13,796
3,600		Fifth Third Bancorp	143,172
200		First Horizon National Corp	7,800
755		Fremont General Corp	8,124
463		IndyMac Bancorp, Inc	13,506
2,600		Keycorp	89,258
400		M&T Bank Corp	42,760
900		Marshall & Ilsley Corp	42,867
1,900		Mellon Financial Corp	83,600
3,954		National City Corp	131,747
577		New York Community Bancorp, Inc	9,821
700		Northern Trust Corp	44,968
2,249		PNC Financial Services Group, Inc	160,983
520		Popular, Inc	8,356
5,260		Regions Financial Corp	174,106
1,030		Sovereign Bancorp, Inc	21,774
1,500		State Street Corp	102,600
2,300		SunTrust Banks, Inc	197,202
900		Synovus Financial Corp	27,630
8,800		US Bancorp	289,960
300		UnionBanCal Corp	17,910
7,761		Wachovia Corp	397,751
4,890		Washington Mutual, Inc	208,510
13,300		Wells Fargo & Co	467,761
100		Zions Bancorporation	7,691
		TOTAL DEPOSITORY INSTITUTIONS	3,609,009

EATING AND DRINKING PLACES - 1.36%
900	*	AFC Enterprises	15,561
400		Applebees International, Inc	9,640
493		Darden Restaurants, Inc	21,687
7,066		McDonald's Corp	358,670
3,234	*	Starbucks Corp	84,860
760		Tim Hortons, Inc	23,370
400		Wendy's International, Inc	14,700
		TOTAL EATING AND DRINKING PLACES	528,488

ELECTRIC, GAS, AND SANITARY SERVICES - 5.09%
3,242	*	AES Corp	70,935
1,096		AGL Resources, Inc	44,366
921		Alliant Energy Corp	35,781
800		Aqua America, Inc	17,992
1,100		Atmos Energy Corp	33,066
2,028		Avista Corp	43,703
990		CMS Energy Corp	17,028
500		Cascade Natural Gas Corp	13,205
1,160		Centerpoint Energy, Inc	20,184
364		Central Vermont Public Service Corp	13,716
1,447		Cleco Corp	35,451

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
3,139		Consolidated Edison, Inc	$141,632
600		Crosstex Energy, Inc	17,238
4,082		El Paso Corp	70,333
2,300		Empire District Electric Co	51,451
300		Energen Corp	16,482
1,736		Energy East Corp	45,292
200		EnergySouth, Inc	10,200
2,200		Hawaiian Electric Industries, Inc	52,118
2,000		Idacorp, Inc	64,080
1,845		KeySpan Corp	77,453
500		MGE Energy, Inc	16,335
400		Markwest Hydrocarbon, Inc	22,972
400		Metal Management, Inc	17,628
900		NSTAR	29,205
1,500		National Fuel Gas Co	64,965
4,686		NiSource, Inc	97,047
592		Nicor, Inc	25,409
1,093		Northeast Utilities	30,997
2,800		OGE Energy Corp	102,620
800		Oneok, Inc	40,328
4,800		Pepco Holdings, Inc	135,360
1,000		Piedmont Natural Gas Co, Inc	24,650
4,159		Puget Energy, Inc	100,565
1,652		Questar Corp	87,308
200		Resource America, Inc (Class A)	4,122
114		Sempra Energy	6,752
2,000	*	Sierra Pacific Resources	35,120
500		South Jersey Industries, Inc	17,690
2,976		TECO Energy, Inc	51,128
400		UGI Corp	10,912
200		UIL Holdings Corp	6,620
1,155		Unisource Energy Corp	37,988
287		WGL Holdings, Inc	9,368
511	*	Waste Services, Inc	6,209
3,378		Williams Cos, Inc	106,812
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,979,816

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.71%
1,662	*	Advanced Micro Devices, Inc	23,767
1,068		Ametek, Inc	42,378
2,142	*	Apple Computer, Inc	261,410
537	*	Arris Group, Inc	9,446
215	*	Atheros Communications, Inc	6,631
161		Baldor Electric Co	7,934
147	*	Benchmark Electronics, Inc	3,325
240	*	C-COR, Inc	3,374
17,400	*	Cisco Systems, Inc	484,590
2,976	*	Conexant Systems, Inc	4,107
308	*	Cree, Inc	7,962
100	*	Ditech Networks, Inc	819
178	*	Dolby Laboratories, Inc (Class A)	6,303
1,100	*	Finisar Corp	4,158
312	*	FuelCell Energy, Inc	2,471
184	*	GrafTech International Ltd	3,099

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
100		Harman International Industries, Inc	$11,680
300	*	Harmonic, Inc	2,661
19,109		Intel Corp	454,030
600	*	InterVoice, Inc	4,998
100	*	Interdigital Communications Corp	3,217
1,907	*	LSI Logic Corp	14,322
512	*	Lattice Semiconductor Corp	2,929
77		Lincoln Electric Holdings, Inc	5,716
175	*	Loral Space & Communications, Inc	8,624
1,600	*	MRV Communications, Inc	5,200
181	*	Medis Technologies Ltd	2,659
1,950	*	Micron Technology, Inc	24,434
800		Molex, Inc	24,008
7,700		Motorola, Inc	136,290
236	*	Novellus Systems, Inc	6,695
951	*	ON Semiconductor Corp	10,195
293		Plantronics, Inc	7,682
149	*	Plexus Corp	3,426
357	*	Polycom, Inc	11,995
200	*	Power-One, Inc	796
621	*	Powerwave Technologies, Inc	4,161
441	*	QLogic Corp	7,343
5,500		Qualcomm, Inc	238,645
706	*	RF Micro Devices, Inc	4,405
200		RadioShack Corp	6,628
760	*	Silicon Storage Technology, Inc	2,835
4,971	*	Sirius Satellite Radio, Inc	15,012
105	*	Sunpower Corp (Class A)	6,620
400	*	Sycamore Networks, Inc	1,608
568	*	Symmetricom, Inc	4,771
184	*	TTM Technologies, Inc	2,392
312	*	Tekelec	4,499
200		Teleflex, Inc	16,356
1,300	*	Tellabs, Inc	13,988
135	*	Tessera Technologies, Inc	5,474
5,674		Texas Instruments, Inc	213,513
338	*	Thomas & Betts Corp	19,604
944	*	Triquint Semiconductor, Inc	4,777
100		Whirlpool Corp	11,120
800		Xilinx, Inc	21,416
111	*	Zoran Corp	2,224
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,220,722

ENGINEERING AND MANAGEMENT SERVICES - 0.71%
200	*	Amylin Pharmaceuticals, Inc	8,232
200	*	Applera Corp (Celera Genomics Group)	2,480
200	*	Ariad Pharmaceuticals, Inc	1,098
100	*	CV Therapeutics, Inc	1,321
880	*	Celgene Corp	50,450
42		Corporate Executive Board Co	2,726
716	*	Harris Interactive, Inc	3,831
767	*	Incyte Corp	4,602
435	*	Isis Pharmaceuticals, Inc	4,211
1,234		Moody's Corp	76,755

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
139	*	Navigant Consulting, Inc	$2,580
1,352		Paychex, Inc	52,890
865		Quest Diagnostics, Inc	44,677
211	*	Regeneron Pharmaceuticals, Inc	3,781
2,562	*	Rentech, Inc	6,636
100	*	Symyx Technologies, Inc	1,151
318	*	Tetra Tech, Inc	6,853
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	274,274

FABRICATED METAL PRODUCTS - 0.80%
720		Commercial Metals Co	24,314
258		Dynamic Materials Corp	9,675
100		Gulf Island Fabrication, Inc	3,470
3,402		Illinois Tool Works, Inc	184,354
772	*	Park-Ohio Holdings Corp	21,076
200		Pentair, Inc	7,714
300		Silgan Holdings, Inc	16,584
147		Snap-On, Inc	7,425
600		Stanley Works	36,420
		TOTAL FABRICATED METAL PRODUCTS	311,032

FOOD AND KINDRED PRODUCTS - 2.90%
1,603		Campbell Soup Co	62,212
2,700		General Mills, Inc	157,734
1,908		H.J. Heinz Co	90,573
124	*	Hansen Natural Corp	5,330
964		Hershey Co	48,798
2,664		Kellogg Co	137,969
1,353		Kraft Foods, Inc (Class A)	47,693
500		Pepsi Bottling Group, Inc	16,840
7,021		PepsiCo, Inc	455,312
2,399		Sara Lee Corp	41,743
1,125		Wrigley (Wm.) Jr Co	62,224
		TOTAL FOOD AND KINDRED PRODUCTS	1,126,428

FOOD STORES - 0.26%
400	*	Pathmark Stores, Inc	5,184
1,808		Safeway, Inc	61,526
604		Supervalu, Inc	27,977
200		Whole Foods Market, Inc	7,660
		TOTAL FOOD STORES	102,347

FORESTRY - 0.19%
953		Weyerhaeuser Co	75,220
		TOTAL FORESTRY	75,220

FURNITURE AND FIXTURES - 0.59%
200		Hillenbrand Industries, Inc	13,000
1,200		Johnson Controls, Inc	138,924
700		Leggett & Platt, Inc	15,435
2,240		Masco Corp	63,773
		TOTAL FURNITURE AND FIXTURES	231,132

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
FURNITURE AND HOME FURNISHINGS STORES - 0.13%
865	*	Bed Bath & Beyond, Inc	$31,131
500		Circuit City Stores, Inc	7,540
100	*	Mohawk Industries, Inc	10,079
100		Williams-Sonoma, Inc	3,158
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	51,908

GENERAL BUILDING CONTRACTORS - 0.30%
400		Centex Corp	16,040
1,241		DR Horton, Inc	24,733
180	*	Hovnanian Enterprises, Inc (Class A)	2,975
400		Lennar Corp (Class A)	14,624
169		M/I Homes, Inc	4,495
7	*	NVR, Inc	4,758
1,100		Pulte Homes, Inc	24,695
200		Ryland Group, Inc	7,474
300		Standard-Pacific Corp	5,259
400	*	Toll Brothers, Inc	9,992
148	*	WCI Communities, Inc	2,469
		TOTAL GENERAL BUILDING CONTRACTORS	117,514

GENERAL MERCHANDISE STORES - 1.27%
2,300		Costco Wholesale Corp	134,596
853		Dollar General Corp	18,698
700		Family Dollar Stores, Inc	24,024
900		JC Penney Co, Inc	65,142
2,000		TJX Cos, Inc	55,000
3,100		Target Corp	197,160
		TOTAL GENERAL MERCHANDISE STORES	494,620

HEALTH SERVICES - 1.30%
1,095	*	Alliance Imaging, Inc	10,282
186	*	Amsurg Corp	4,490
190		Brookdale Senior Living, Inc	8,658
497	*	Community Health Systems, Inc	20,104
112	*	Corvel Corp	2,928
247	*	DaVita, Inc	13,308
100	*	Edwards Lifesciences Corp	4,934
1,000	*	Express Scripts, Inc	50,010
73	*	Genesis HealthCare Corp	4,995
700		Health Management Associates, Inc (Class A)	7,952
161	*	Healthways, Inc	7,627
651	*	Hythiam, Inc	5,631
600	*	Laboratory Corp of America Holdings	46,956
337	*	LifePoint Hospitals, Inc	13,035
153	*	Lincare Holdings, Inc	6,097
251	*	Medcath Corp	7,982
300	*	Nektar Therapeutics	2,847
300		Omnicare, Inc	10,818
296		Option Care, Inc	4,558
185	*	Pediatrix Medical Group, Inc	10,203
334	*	Psychiatric Solutions, Inc	12,111
475	*	RehabCare Group, Inc	6,764
301	*	Sierra Health Services, Inc	12,516
200	*	Symbion, Inc	4,342

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
500	*	Triad Hospitals, Inc	$26,880
2,512	*	WellPoint, Inc	200,533
		TOTAL HEALTH SERVICES	506,561

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
159	*	Matrix Service Co	3,951
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	3,951

HOLDING AND OTHER INVESTMENT OFFICES - 2.20%
300		AMB Property Corp	15,966
442		Alesco Financial, Inc	3,593
1,640		Allied Capital Corp	50,774
800		Anworth Mortgage Asset Corp	7,240
492		Arbor Realty Trust, Inc	12,699
1,117		Archstone-Smith Trust	66,026
100		AvalonBay Communities, Inc	11,888
300		Boston Properties, Inc	30,639
27		Capital Southwest Corp	4,206
500		Developers Diversified Realty Corp	26,355
941		Duke Realty Corp	33,565
1,718		Equity Residential	78,392
566		General Growth Properties, Inc	29,970
331	*	HFF, Inc (Class A)	5,134
700		HRPT Properties Trust	7,280
300		Health Care Property Investors, Inc	8,679
1,600		Host Marriott Corp	36,992
260		JER Investors Trust, Inc	3,900
1,200		Kimco Realty Corp	45,684
300		Liberty Property Trust	13,179
2,000		Luminent Mortgage Capital, Inc	20,180
183		MVC Capital, Inc	3,442
557	*	NexCen Brands, Inc	6,205
334		NorthStar Realty Finance Corp	4,178
1,000		Prologis	56,900
266		Prospect Capital Corp	4,647
400		Public Storage, Inc	30,728
213		RAIT Investment Trust	5,542
1,000		Simon Property Group, Inc	93,040
288	*	Tarragon Corp	2,436
545		Virgin Media, Inc	13,282
600		Vornado Realty Trust	65,904
489		Weingarten Realty Investors	20,098
800		iStar Financial, Inc	35,464
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	854,207

HOTELS AND OTHER LODGING PLACES - 0.42%
246	*	Bluegreen Corp	2,876
600		Choice Hotels International, Inc	23,712
500	*	Gaylord Entertainment Co	26,820
1,201	*	Great Wolf Resorts, Inc	17,114
1,263		Hilton Hotels Corp	42,273
1,200	*	Lodgian, Inc	18,036
200		Marcus Corp	4,752

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
640		Marriott International, Inc (Class A)	$27,674
		TOTAL HOTELS AND OTHER LODGING PLACES	163,257

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.30%
300	*	AGCO Corp	13,023
88	*	Allis-Chalmers Energy, Inc	2,023
900		American Standard Cos, Inc	53,082
5,600		Applied Materials, Inc	111,272
699	*	Axcelis Technologies, Inc	4,537
400		Black & Decker Corp	35,324
200		Briggs & Stratton Corp	6,312
100		CDW Corp	8,497
668		Cummins, Inc	67,608
1,500		Deere & Co	181,110
6,700	*	Dell, Inc	191,285
6,841	*	EMC Corp	123,822
138	*	Emulex Corp	3,014
241	*	Entegris, Inc	2,863
300	*	FMC Technologies, Inc	23,766
41	*	Flotek Industries, Inc	2,458
283		Graco, Inc	11,399
690	*	Grant Prideco, Inc	37,143
8,619		Hewlett-Packard Co	384,580
5,600		International Business Machines Corp	589,400
124	*	Intevac, Inc	2,636
104	*	Komag, Inc	3,317
274	*	Lam Research Corp	14,084
300	*	Lexmark International, Inc (Class A)	14,793
258		Manitowoc Co, Inc	20,738
292		Modine Manufacturing Co	6,599
400		Nordson Corp	20,064
300		Pall Corp	13,797
71	*	Rackable Systems, Inc	878
200		SPX Corp	17,562
508	*	Semitool, Inc	4,882
3,788	*	Solectron Corp	13,940
1,000		Tennant Co	36,500
214	*	Terex Corp	17,398
83	*	TurboChef Technologies, Inc	1,155
170	*	Ultratech, Inc	2,266
400	*	Varian Medical Systems, Inc	17,004
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,060,131

INSTRUMENTS AND RELATED PRODUCTS - 5.62%
177	*	Advanced Medical Optics, Inc	6,174
100	*	Affymetrix, Inc	2,489
400		Bard (C.R.), Inc	33,052
3,100		Baxter International, Inc	174,654
200		Beckman Coulter, Inc	12,936
1,300		Becton Dickinson & Co	96,850
1,100		Biomet, Inc	50,292
4,335	*	Boston Scientific Corp	66,499
200	*	Bruker BioSciences Corp	1,802
365	*	Cepheid, Inc	5,329
1,075	*	Credence Systems Corp	3,870

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
600		Dentsply International, Inc	$22,956
6,356		Emerson Electric Co	297,461
104	*	Formfactor, Inc	3,983
77	*	Hologic, Inc	4,259
564	*	Input/Output, Inc	8,804
90	*	Intuitive Surgical, Inc	12,489
361	*	Ixia	3,343
10,936		Johnson & Johnson	673,876
500		Kla-Tencor Corp	27,475
598	*	LTX Corp	3,325
71	*	MKS Instruments, Inc	1,967
4,266		Medtronic, Inc	221,235
200	*	Millipore Corp	15,018
200		Movado Group, Inc	6,748
1,200		Pitney Bowes, Inc	56,184
178		Roper Industries, Inc	10,164
1,400	*	St. Jude Medical, Inc	58,086
1,400		Stryker Corp	88,326
300		Tektronix, Inc	10,122
1,212	*	Thermo Electron Corp	62,685
300	*	Waters Corp	17,808
2,673	*	Xerox Corp	49,397
900	*	Zimmer Holdings, Inc	76,401
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,186,059

INSURANCE AGENTS, BROKERS AND SERVICE - 0.50%
500		Brown & Brown, Inc	12,570
1,576		Crawford & Co (Class B)	10,654
1,749		Hartford Financial Services Group, Inc	172,294
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	195,518

INSURANCE CARRIERS - 3.90%
320	*	AMERIGROUP Corp	7,616
1,964		Aetna, Inc	97,022
3,100		Aflac, Inc	159,340
700		Ambac Financial Group, Inc	61,033
600		American Financial Group, Inc	20,490
613		Assurant, Inc	36,118
105		Axis Capital Holdings Ltd	4,268
700		W.R. Berkley Corp	22,778
263	*	Centene Corp	5,633
3,300		Chubb Corp	178,662
2,061		Cincinnati Financial Corp	89,447
332		Endurance Specialty Holdings Ltd	13,293
100		Erie Indemnity Co (Class A)	5,404
190		Genworth Financial, Inc (Class A)	6,536
400		HCC Insurance Holdings, Inc	13,364
150		Hanover Insurance Group, Inc	7,318
183	*	HealthExtras, Inc	5,413
2,018		Lincoln National Corp	143,177
700		MBIA, Inc	43,554
300		MGIC Investment Corp	17,058
200		Mercury General Corp	11,022
177	*	Molina Healthcare, Inc	5,402

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
300		Nationwide Financial Services, Inc (Class A)	$18,966
200		PMI Group, Inc	8,934
468		Phoenix Cos, Inc	7,025
1,800		Principal Financial Group	104,922
3,600		Progressive Corp	86,148
300		Protective Life Corp	14,343
100		Radian Group, Inc	5,400
1,000		Safeco Corp	62,260
3,716		Travelers Cos, Inc/The	198,806
655		UnumProvident Corp	17,102
234	*	WellCare Health Plans, Inc	21,179
203		XL Capital Ltd (Class A)	17,111
		TOTAL INSURANCE CARRIERS	1,516,144

LEATHER AND LEATHER PRODUCTS - 0.11%
904	*	Coach, Inc	42,841
		TOTAL LEATHER AND LEATHER PRODUCTS	42,841

LUMBER AND WOOD PRODUCTS - 0.01%
400	*	Champion Enterprises, Inc	3,932
		TOTAL LUMBER AND WOOD PRODUCTS	3,932

METAL MINING - 0.09%
455	*	Apex Silver Mines Ltd	9,182
1,000		Royal Gold, Inc	23,770
572	*	US Gold Corp	3,146
		TOTAL METAL MINING	36,098

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.46%
200		Callaway Golf Co	3,562
271	*	K2, Inc	4,116
2,242		Mattel, Inc	56,700
3,436	*	Tyco International Ltd	116,102
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	180,480

MISCELLANEOUS RETAIL - 0.95%
886	*	Amazon.com, Inc	60,611
1,050		Best Buy Co, Inc	49,003
188	*	GSI Commerce, Inc	4,269
700	*	Office Depot, Inc	21,210
200		Petsmart, Inc	6,490
2,460		Staples, Inc	58,376
300		Tiffany & Co	15,918
3,100		Walgreen Co	134,974
446		World Fuel Services Corp	18,759
16	*	Priceline.com, Inc	1,100
		TOTAL MISCELLANEOUS RETAIL	370,710

MOTION PICTURES - 1.37%
97	*	Avid Technology, Inc	3,429
1,119	*	Discovery Holding Co (Class A)	25,726
200		Regal Entertainment Group (Class A)	4,386
17,264		Time Warner, Inc	363,235

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
3,307	*	Viacom, Inc (Class B)	$137,670
		TOTAL MOTION PICTURES	534,446

NONDEPOSITORY INSTITUTIONS - 2.15%
756	*	AmeriCredit Corp	20,072
1,099		American Capital Strategies Ltd	46,729
5,653		American Express Co	345,851
173		Asta Funding, Inc	6,648
1,488		Capital One Financial Corp	116,719
500		CapitalSource, Inc	12,295
114	*	Credit Acceptance Corp	3,059
779		Federal Agricultural Mortgage Corp (Class C)	26,657
206		First Marblehead Corp	7,960
3,700		Freddie Mac	224,590
900		MCG Capital Corp	14,418
202		Nelnet, Inc (Class A)	4,937
105	*	World Acceptance Corp	4,487
		TOTAL NONDEPOSITORY INSTITUTIONS	834,422

NONMETALLIC MINERALS, EXCEPT FUELS - 0.30%
900		AMCOL International Corp	24,579
200		Florida Rock Industries, Inc	13,500
700		Vulcan Materials Co	80,178
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	118,257

OIL AND GAS EXTRACTION - 4.12%
122	*	ATP Oil & Gas Corp	5,934
252		Atlas America, Inc	13,540
400		Berry Petroleum Co (Class A)	15,072
395	*	Bronco Drilling Co, Inc	6,482
1,029	*	Callon Petroleum Co	14,581
400	*	Cameron International Corp	28,588
400	*	Cheniere Energy, Inc	15,516
1,991		Chesapeake Energy Corp	68,889
615		Cimarex Energy Co	24,237
225	*	Complete Production Services, Inc	5,816
325	*	Contango Oil & Gas Co	11,794
112	*	Dawson Geophysical Co	6,884
300	*	Delta Petroleum Corp	6,024
1,200	*	Denbury Resources, Inc	45,000
800		ENSCO International, Inc	48,808
124	*	EXCO Resources, Inc	2,163
400	*	Edge Petroleum Corp	5,604
300	*	Encore Acquisition Co	8,340
1,900		Equitable Resources, Inc	94,164
399	*	Forest Oil Corp	16,862
92	*	GMX Resources, Inc	3,183
591	*	Geomet, Inc	4,527
249	*	Geokinetics, Inc	7,726
900	*	Global Industries Ltd	24,138
1,200		GlobalSantaFe Corp	86,700
369	*	Goodrich Petroleum Corp	12,778
1,800	*	Grey Wolf, Inc	14,832
530	*	Helix Energy Solutions Group, Inc	21,152
808		Helmerich & Payne, Inc	28,619

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
410		Kayne Anderson Energy Development Co	$10,324
683	*	McMoRan Exploration Co	9,562
2,560	*	Meridian Resource Corp	7,731
880	*	Nabors Industries Ltd	29,374
683	*	National Oilwell Varco, Inc	71,196
382		Noble Corp	37,253
753	*	Parker Drilling Co	7,937
1,754	*	PetroHawk Energy Corp	27,818
200	*	Petroleum Development Corp	9,496
415	*	Petroquest Energy, Inc	6,034
697	*	Pioneer Drilling Co	10,392
1,009		Pioneer Natural Resources Co	49,148
529	*	Plains Exploration & Production Co	25,291
500		Pogo Producing Co	25,395
1,100	*	Pride International, Inc	41,206
400	*	Quicksilver Resources, Inc	17,832
600		Range Resources Corp	22,446
359		Rowan Cos, Inc	14,712
988		Smith International, Inc	57,936
389	*	Southwestern Energy Co	17,310
500		St. Mary Land & Exploration Co	18,310
100	*	Stone Energy Corp	3,426
1,062	*	Sulphco, Inc	3,834
400	*	Swift Energy Co	17,104
424	*	TXCO Resources, Inc	4,359
500		Tidewater, Inc	35,440
261	*	Todco	12,322
426	*	Toreador Resources Corp	6,390
1,145	*	Transocean, Inc	121,347
300	*	Unit Corp	18,873
374	*	Venoco, Inc	6,983
500		W&T Offshore, Inc	13,995
980	*	Weatherford International Ltd	54,135
300	*	Whiting Petroleum Corp	12,156
2,137		XTO Energy, Inc	128,434
		TOTAL OIL AND GAS EXTRACTION	1,603,454

PAPER AND ALLIED PRODUCTS - 0.85%
400		Bemis Co	13,272
400		Bowater, Inc	9,980
245	*	Domtar Corporation	2,734
1,496		International Paper Co	58,419
1,700		Kimberly-Clark Corp	113,713
1,800		MeadWestvaco Corp	63,576
300		Packaging Corp of America	7,593
700		Sonoco Products Co	29,967
500		Temple-Inland, Inc	30,765
		TOTAL PAPER AND ALLIED PRODUCTS	330,019

PETROLEUM AND COAL PRODUCTS - 3.31%
162		Alon USA Energy, Inc	7,130
2,702		Apache Corp	220,456
100		Ashland, Inc	6,395
1,000		Cabot Oil & Gas Corp	36,880

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
2,934		Devon Energy Corp	$229,703
1,476		EOG Resources, Inc	107,837
1,024		Frontier Oil Corp	44,820
148	*	Headwaters, Inc	2,556
1,459		Hess Corp	86,023
453		Holly Corp	33,608
1,567		Murphy Oil Corp	93,142
600	*	Newfield Exploration Co	27,330
1,554		Noble Energy, Inc	96,954
900		Sunoco, Inc	71,712
2,600		Valero Energy Corp	192,036
523		Western Refining, Inc	30,229
		TOTAL PETROLEUM AND COAL PRODUCTS	1,286,811

PIPELINES, EXCEPT NATURAL GAS - 0.19%
2,771		Spectra Energy Corp	71,935
		TOTAL PIPELINES, EXCEPT NATURAL GAS	71,935

PRIMARY METAL INDUSTRIES - 1.59%
1,774		Alcoa, Inc	71,900
190		Allegheny Technologies, Inc	19,927
213	*	Brush Engineered Materials, Inc	8,944
489	*	Century Aluminum Co	26,714
242		Chaparral Steel Co	17,393
177	*	CommScope, Inc	10,328
4,927	*	Corning, Inc	125,885
400	*	LB Foster Co (Class A)	11,472
350		Gibraltar Industries, Inc	7,752
300		Hubbell, Inc (Class B)	16,266
397		Mueller Industries, Inc	13,673
1,886		Nucor Corp	110,614
139		Olympic Steel, Inc	3,984
150		Quanex Corp	7,305
518		Steel Dynamics, Inc	21,709
500		Tredegar Corp	10,650
828		United States Steel Corp	90,045
400	*	Wheeling-Pittsburgh Corp	7,612
1,705		Worthington Industries, Inc	36,913
		TOTAL PRIMARY METAL INDUSTRIES	619,086

PRINTING AND PUBLISHING - 0.94%
200		Dow Jones & Co, Inc	11,490
200		Dun & Bradstreet Corp	20,596
2,186		McGraw-Hill Cos, Inc	148,823
1,322		New York Times Co (Class A)	33,579
72	*	R.H. Donnelley Corp	5,456
700		EW Scripps Co (Class A)	31,983
1,159		Tribune Co	34,075
100		Washington Post Co (Class B)	77,609
		TOTAL PRINTING AND PUBLISHING	363,611

RAILROAD TRANSPORTATION - 0.74%
2,494		CSX Corp	112,430
500	*	Kansas City Southern Industries, Inc	18,770

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
2,985		Norfolk Southern Corp	$156,921
		TOTAL RAILROAD TRANSPORTATION	288,121

REAL ESTATE - 0.05%
480	*	CB Richard Ellis Group, Inc (Class A)	17,520
100		Stewart Enterprises, Inc (Class A)	779
		TOTAL REAL ESTATE	18,299

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.39%
2,400		Nike, Inc (Class B)	139,896
340		Sealed Air Corp	10,547
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	150,443

SECURITY AND COMMODITY BROKERS - 3.43%
300		A.G. Edwards, Inc	25,365
692		Ameriprise Financial, Inc	43,990
100		BlackRock, Inc	15,659
101		Cbot Holdings, Inc (Class A)	20,867
4,100		Charles Schwab Corp	84,132
100		Chicago Mercantile Exchange Holdings, Inc	53,436
1,237	*	E*Trade Financial Corp	27,325
200		Eaton Vance Corp	8,836
300		Federated Investors, Inc (Class B)	11,499
1,300		Franklin Resources, Inc	172,211
1,610		Goldman Sachs Group, Inc	348,967
125	*	IntercontinentalExchange, Inc	18,481
500		Janus Capital Group, Inc	13,920
2,034	*	Ladenburg Thalmann Financial Services, Inc	4,678
300		Legg Mason, Inc	29,514
4,036		Merrill Lynch & Co, Inc	337,329
436		NYSE Euronext	32,098
188	*	Nasdaq Stock Market, Inc	5,585
600		SEI Investments Co	17,424
1,200		T Rowe Price Group, Inc	62,268
106		US Global Investors, Inc (Class A)	2,403
		TOTAL SECURITY AND COMMODITY BROKERS	1,335,987

SOCIAL SERVICES - 0.02%
688	*	Capital Senior Living Corp	6,481
		TOTAL SOCIAL SERVICES	6,481

SPECIAL TRADE CONTRACTORS - 0.05%
75		Chemed Corp	4,972
518	*	Quanta Services, Inc	15,887
		TOTAL SPECIAL TRADE CONTRACTORS	20,859

STONE, CLAY, AND GLASS PRODUCTS - 0.93%
3,766		3M Co	326,851
100		Apogee Enterprises, Inc	2,782
150		CARBO Ceramics, Inc	6,571
51	*	Cabot Microelectronics Corp	1,810
54		Eagle Materials, Inc	2,649
400		Gentex Corp	7,876
241	*	Owens Corning, Inc	8,105

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
90	*	Owens-Illinois, Inc	$3,150
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	359,794

TEXTILE MILL PRODUCTS - 0.02%
200		Oxford Industries, Inc	8,868
		TOTAL TEXTILE MILL PRODUCTS	8,868

TRANSPORTATION BY AIR - 0.64%
781	*	AMR Corp	20,579
101	*	Air Methods Corp	3,704
200	*	Airtran Holdings, Inc	2,184
185	*	Alaska Air Group, Inc	5,154
700	*	Continental Airlines, Inc (Class B)	23,709
1,034	*	ExpressJet Holdings, Inc	6,183
1,038		FedEx Corp	115,187
225	*	JetBlue Airways Corp	2,644
267		Skywest, Inc	6,363
3,389		Southwest Airlines Co	50,530
310	*	UAL Corp	12,583
		TOTAL TRANSPORTATION BY AIR	248,820

TRANSPORTATION EQUIPMENT - 1.10%
200		American Axle & Manufacturing Holdings, Inc	5,924
400		ArvinMeritor, Inc	8,880
800		Autoliv, Inc	45,496
1,500	*	BE Aerospace, Inc	61,950
1,400		Genuine Parts Co	69,440
1,329		Harley-Davidson, Inc	79,222
460		Harsco Corp	23,920
791	*	Hayes Lemmerz International, Inc	4,232
307		Paccar, Inc	26,721
1,353	*	Spirit Aerosystems Holdings, Inc (Class A)	48,776
200		Superior Industries International, Inc	4,352
800	*	Tenneco, Inc	28,032
1,400	*	Visteon Corp	11,340
300		Westinghouse Air Brake Technologies Corp	10,959
		TOTAL TRANSPORTATION EQUIPMENT	429,244

TRANSPORTATION SERVICES - 0.01%
139		Expeditors International Washington, Inc	5,741
		TOTAL TRANSPORTATION SERVICES	5,741

TRUCKING AND WAREHOUSING - 0.63%
3,344		United Parcel Service, Inc (Class B)	244,112
		TOTAL TRUCKING AND WAREHOUSING	244,112

WATER TRANSPORTATION - 0.08%
400	*	Gulfmark Offshore, Inc	20,488
300	*	Hornbeck Offshore Services, Inc	11,628
		TOTAL WATER TRANSPORTATION	32,116

WHOLESALE TRADE-DURABLE GOODS - 0.60%
800		Barnes Group, Inc	25,344
100		BorgWarner, Inc	8,604

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
400		Castle (A.M.) & Co	$14,364
100	*	Cytyc Corp	4,311
200		IKON Office Solutions, Inc	3,122
104	*	MWI Veterinary Supply, Inc	4,149
58		Martin Marietta Materials, Inc	9,397
400	*	Patterson Cos, Inc	14,908
900		Reliance Steel & Aluminum Co	50,634
1,005		Ryerson Tull, Inc	37,838
600		W.W. Grainger, Inc	55,830
109	*	WESCO International, Inc	6,589
		TOTAL WHOLESALE TRADE-DURABLE GOODS	235,090

WHOLESALE TRADE-NONDURABLE GOODS - 0.44%
623	*	Akorn, Inc	4,355
600	*	Allscripts Healthcare Solutions, Inc	15,288
434	*	Beijing Med-Pharm Corp	4,631
500	*	Endo Pharmaceuticals Holdings, Inc	17,115
523		Idearc, Inc	18,478
200		Stride Rite Corp	4,052
3,276		Sysco Corp	108,075
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	171,994

		TOTAL COMMON STOCKS	37,921,513
		(Cost $32,564,552)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 2.24%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.24%
$ 870,000	d	Federal Home Loan Bank, 0.000%, 07/02/07	870,000
		TOTAL SHORT-TERM INVESTMENTS	870,000
		(Cost $869,883)

		TOTAL PORTFOLIO - 99.72%	38,791,513
		(Cost $33,434,435)
		OTHER ASSETS & LIABILITIES, NET - 0.28%	108,745

		NET ASSETS - 100.00%	$38,900,258

*	Non-income producing
d	All or a portion of these securities have beeen segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $928,592.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS
REAL ESTATE SECURITIES FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.82%

EATING AND DRINKING PLACES - 0.29%
6,300		Darden Restaurants, Inc	$277,137
		TOTAL EATING AND DRINKING PLACES	277,137

HOLDING AND OTHER INVESTMENT OFFICES - 87.86%
39,400	e	Acadia Realty Trust	1,022,430
33,300	e	Archstone-Smith Trust	1,968,363
14,148		Associated Estates Realty Corp	220,567
50,700		AvalonBay Communities, Inc	6,027,216
44,600		BioMed Realty Trust, Inc	1,120,352
56,600		Boston Properties, Inc	5,780,558
30,000	e	CBL & Associates Properties, Inc	1,081,500
42,200	e	Camden Property Trust	2,826,134
52,077	e	Corporate Office Properties Trust	2,135,678
6,900		Developers Diversified Realty Corp	363,699
13,900		Digital Realty Trust, Inc	523,752
38,300	e	Douglas Emmett, Inc	947,542
52,900		EastGroup Properties, Inc	2,318,078
74,400	e	Equity Residential	3,394,872
13,600	e	Essex Property Trust, Inc	1,581,680
39,000		Federal Realty Investment Trust	3,013,140
20,000	g,m,v*	GSC Capital Corp	165,400
61,560	e	General Growth Properties, Inc	3,259,602
23,300	e	Glimcher Realty Trust	582,500
99,500	e	Host Marriott Corp	2,300,440
24,300	e	Kilroy Realty Corp	1,721,412
20,000	e	Kimco Realty Corp	761,400
32,700	e	Macerich Co	2,695,134
33,400		Maguire Properties, Inc	1,146,622
148,930	e	Mission West Properties, Inc	2,076,084
6,600	e	PS Business Parks, Inc	418,242
15,300		Pennsylvania Real Estate Investment Trust	678,249
28,400		Post Properties, Inc	1,480,492
63,200		Prologis	3,596,080
57,900		Public Storage, Inc	4,447,878
17,000		Ramco-Gershenson Properties	610,810
44,900		Regency Centers Corp	3,165,450
36,300		SL Green Realty Corp	4,497,207
79,000	e	Simon Property Group, Inc	7,350,160
34,100		Strategic Hotels & Resorts, Inc	766,909
54,400	e	Taubman Centers, Inc	2,698,784
41,800		Vornado Realty Trust	4,591,312
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	83,335,728

HOTELS AND OTHER LODGING PLACES - 6.66%
37,900		Hilton Hotels Corp	1,268,513

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE
3,700	*	MGM Mirage	$305,176
34,800	e	Orient-Express Hotels Ltd (Class A)	1,858,320
32,600	e	Starwood Hotels & Resorts Worldwide, Inc	2,186,482
11,500	e*	Vail Resorts, Inc	700,005
		TOTAL HOTELS AND OTHER LODGING PLACES	6,318,496

JUSTICE, PUBLIC ORDER AND SAFETY - 0.53%
8,000	*	Corrections Corp of America	504,880
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	504,880

REAL ESTATE - 4.48%
40,000	g,m,v*	Asset Capital Corp, Inc	245,600
83,300	*	Brookfield Properties Corp	2,025,023
20,600	*	CB Richard Ellis Group, Inc (Class A)	751,900
76,800	e	Thomas Properties Group, Inc	1,227,264
		TOTAL REAL ESTATE	4,249,787

		TOTAL COMMON STOCKS	94,686,028
		(Cost $92,851,794)

SHORT-TERM INVESTMENTS - 3.12%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.12%
2,954,201		State Street Navigator Securities Lending Prime Portfolio	2,954,201
		TOTAL SHORT-TERM INVESTMENTS	2,954,201
		(Cost $2,954,201)

		TOTAL PORTFOLIO - 102.94%	97,640,229
		(Cost $95,805,995)
		OTHER ASSETS & LIABILITIES, NET - (2.94%)	(2,789,599)

		NET ASSETS - 100.00%	$94,850,630

	*	Non-income producing
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in
		transaction exempt from registration to qualified institutional buyers.
		At June 30, 2007, the value of these securities amounted to $411,000 or 0.43% of net assets.
	m	Indicates a security has been deemed illiquid
	v	Security valued at fair value.

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS
BOND FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING +	VALUE

BONDS - 98.91%
CORPORATE BONDS - 48.65%

ASSET BACKED - 21.58%
$ 250,000		AmeriCredit Automobile Receivables Trust Series
		2006-AF (Class A4)	5.640%	09/06/13	Aaa	$251,154
500,000		AmeriCredit Automobile Receivables Trust Series
		2007-BF (Class A3A)	5.160	04/06/12	Aaa	498,083
481,481		Bank of America Alternative Loan Trust Series
		2004-7 (Class 2A1)	6.000	08/25/34	Aaa	472,980
200,000		Capital One Auto Finance Trust Series 2007-B
		(Class A3A)	5.030	04/15/12	Aaa	198,889
753,920		Centex Home Equity Series 2002-A (Class AF6)	5.540	01/25/32	Aaa	749,880
400,000	i	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	391,452
500,532		Chase Funding Loan Acquisition Trust Series 2001-
		C2 (Class IA5)	6.468	02/25/13	Aaa	500,281
500,000	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	424,558
250,000		CIT Equipment Collateral Series 2005-VT1 (Class
		A4)	4.360	11/20/12	Aaa	248,044
387,642	i	CIT Group Home Equity Loan Trust Series 2002-2
		(Class MF2)	6.390	12/25/30	A3	379,861
500,000	i	Citicorp Mortgage Securities, Inc Series 2006-1
		(Class A3)	5.706	07/25/36	Aaa	496,903
100,000	i	Credit-Based Asset Servicing and Securitization
		LLC Series 2007-MX1 (Class A2)	5.763	12/25/36	Aaa	99,490
1,000,000	i	Flagstar Home Equity Loan Trust Series 2007-1A
		(Class AF3)	5.781	01/25/35	Aaa	985,854
250,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A3	5.590	10/25/29	Aaa	248,856
250,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A4	5.810	10/25/29	Aaa	246,406
1,000,000	h	Hertz Vehicle Financing LLC Series 2005-1A
		(Class A3)	5.010	02/25/11	Aaa	989,030
100,000		Hertz Vehicle Financing LLC Series 2005-1A
		(Class A5)	5.080	11/25/11	Aaa	98,611
500,000		Honda Auto Receivables Owner Trust Series 2007-
		1 (Class A4)	5.090	07/18/13	NR	496,010
1,000,000		Household Automotive Trust Series 2006-3 (Class
		A4)	5.340	09/17/13	Aaa	999,437
250,000		JPMorgan Auto Receivables Trust Series 2007-A
		(Class A3)	5.190	02/15/11	Aaa	249,339
156,090		Long Beach Asset Holdings Corp Series 2006-4
		(Class N1)	5.877	06/25/46	NR	117,068
51,834	v	Long Beach Asset Holdings Corp Series 2006-6
		(Class N1)	6.072	09/25/46	NR	38,876

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING +	VALUE
$ 225,788		Marriott Vacation Club Owner Trust Series 2006-
		1A (Class A)	5.737%	04/20/28	Aaa	$226,079
698,844		Marriott Vacation Club Owner Trust Series 2006-
		2A (Class A)	5.362	10/20/28	Aaa	689,966
98,001	v	New York City Tax Lien Series 2006-AA (Class A)	5.930	07/01/36	Aaa	97,925
250,000	i	Renaissance Home Equity Loan Trust Series 2006-3
		(Class AF3)	5.586	11/25/36	Aaa	248,079
100,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	97,533
250,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A2)	5.520	04/25/21	Aaa	248,615
1,000,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HSA2 (Class AI3)	5.550	03/25/36	Aaa	992,717
278,297	v	Sierra Receivables Funding Co Series 2006-1A
		(Class A1)	5.840	05/20/18	Aaa	278,965
993,672	v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aaa	970,655
2,660,000	g,i	TRAINS	6.962	01/15/12	A3	2,765,469
400,000	v	Wachovia Amortization Controlled Heloc NIM
		Series 2006-N1 (Class N1)	5.683	08/12/47	A3	388,532
500,000		Wachovia Auto Loan Owner Trust Series 2006-2A
		(Class A3)	5.230	08/22/11	Aaa	499,201
		TOTAL ASSET BACKED				16,684,798

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.12%
100,000		Home Depot, Inc	5.400	03/01/16	Aa3	93,729
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				93,729

CHEMICALS AND ALLIED PRODUCTS - 0.32%
150,000	e	Abbott Laboratories	5.600	05/15/11	A1	150,616
100,000	g	Amgen, Inc	5.850	06/01/17	A2	98,368
		TOTAL CHEMICALS AND ALLIED PRODUCTS				248,984

COMMUNICATIONS - 2.58%
100,000		Alamosa Delaware, Inc	11.000	07/31/10	Baa3	105,875
150,000		Alamosa Delaware, Inc	8.500	01/31/12	Baa3	157,312
100,000		AT&T, Inc	5.625	06/15/16	A2	97,559
100,000	e	AT&T, Inc	6.150	09/15/34	A2	95,827
100,000		BellSouth Corp	6.875	10/15/31	A2	102,956
100,000		Comcast Corp	5.875	02/15/18	Baa2	96,957
100,000	e	Comcast Corp	6.500	11/15/35	Baa2	97,128
100,000	e	Deutsche Telekom International Finance BV	8.250	06/15/30	A3	119,669
100,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A3	124,886
100,000		Rogers Wireless, Inc	7.500	03/15/15	Baa3	106,431
100,000		Sprint Capital Corp	8.750	03/15/32	Baa3	112,262
100,000		Sprint Nextel Corp	6.000	12/01/16	Baa3	94,758
100,000	h	Telefonica Emisiones SAU	6.221	07/03/17	Baa1	100,003
100,000	g	Time Warner Cable, Inc	5.400	07/02/12	Baa2	98,162
100,000	g	Time Warner Cable, Inc	5.850	05/01/17	Baa2	97,216
100,000	e	Verizon Communications, Inc	5.850	09/15/35	A3	91,787
200,000		Viacom, Inc	5.750	04/30/11	Baa3	199,719
100,000	e	Vodafone Group plc	6.250	11/30/32	Baa1	95,150
		TOTAL COMMUNICATIONS				1,993,657

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING +	VALUE
DEPOSITORY INSTITUTIONS - 3.33%
$ 200,000	e	Bank of America NA	5.300%	03/15/17	Aa1	$190,633
100,000	e	Bank of America NA	6.000	10/15/36	Aa1	96,423
100,000		Bank One Corp	5.250	01/30/13	Aa3	97,634
50,000	i	BB&T Capital Trust IV	6.820	06/12/57	A1	49,887
100,000		Citigroup, Inc	5.100	09/29/11	Aa1	98,389
225,000	e	Citigroup, Inc	5.125	05/05/14	Aa1	217,357
200,000	e	Citigroup, Inc	5.850	12/11/34	Aa1	191,135
100,000	e,g,i	Credit Agricole S.A.	6.637	12/30/49	Aa3	97,207
400,000	g	Depfa ACS Bank	5.125	03/16/37	Aaa	366,524
100,000		FIA Card Services NA	4.625	08/03/09	Aaa	98,465
100,000	i	Huntington Capital III	6.650	05/15/37	Baa1	95,670
250,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	243,380
150,000		Union Bank of California NA	5.950	05/11/16	A1	149,167
100,000	e	US Bank NA	5.700	12/15/08	Aa2	100,328
100,000		Wachovia Bank NA	5.850	02/01/37	Aa2	94,152
100,000		Wachovia Corp	5.250	08/01/14	A1	96,665
100,000	e	Wachovia Corp	5.750	06/15/17	Aa3	98,872
100,000	e	Wells Fargo & Co	4.875	01/12/11	Aa1	98,084
100,000	e	Wells Fargo Bank NA	4.750	02/09/15	Aa1	93,724
		TOTAL DEPOSITORY INSTITUTIONS				2,573,696

ELECTRIC, GAS, AND SANITARY SERVICES - 1.28%
100,000		Atmos Energy Corp	4.000	10/15/09	Baa3	96,614
100,000		Centerpoint Energy, Inc	5.950	02/01/17	Ba1	97,992
100,000		Commonwealth Edison Co	3.700	02/01/08	Baa2	98,837
100,000		FirstEnergy Corp	6.450	11/15/11	Baa3	102,941
100,000	e	Florida Power & Light Co	4.850	02/01/13	Aa3	96,300
50,000		Northern States Power Co	6.250	06/01/36	A2	50,960
50,000		Pacific Gas & Electric Co	5.800	03/01/37	Baa1	46,675
103,000	e	Progress Energy, Inc	7.100	03/01/11	A2	108,190
100,000	e	Southern California Edison Co	5.350	07/15/35	A2	90,387
100,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	105,108
100,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	95,305
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				989,309

FOOD AND KINDRED PRODUCTS - 0.45%
94,000		Archer-Daniels-Midland Co	7.125	03/01/13	A2	100,116
100,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	91,569
62,000	e	ConAgra Foods, Inc	6.750	09/15/11	Baa1	64,332
98,000		ConAgra Foods, Inc	5.819	06/15/17	Baa2	95,396
		TOTAL FOOD AND KINDRED PRODUCTS				351,413

GENERAL MERCHANDISE STORES - 0.54%
220,000		Sears Roebuck Acceptance	6.750	08/15/11	Ba2	222,368
100,000		Target Corp	5.375	05/01/17	A1	95,896
100,000		Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	95,918
		TOTAL GENERAL MERCHANDISE STORES				414,182

HEALTH SERVICES - 0.13%
100,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	100,946
		TOTAL HEALTH SERVICES				100,946

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING +	VALUE
HOLDING AND OTHER INVESTMENT OFFICES - 0.31%
$ 50,000		BHP Billiton Finance Ltd	5.400%	03/29/17	A1	$48,089
100,000	e	iStar Financial, Inc	5.700	03/01/14	Baa2	97,561
90,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	95,175
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				240,825

INSTRUMENTS AND RELATED PRODUCTS - 0.12%
100,000		Medtronic, Inc	4.750	09/15/15	A1	92,654
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				92,654

INSURANCE CARRIERS - 0.95%
100,000		American International Group, Inc	5.050	10/01/15	Aa2	95,757
100,000	e,i	Chubb Corp	6.375	03/29/37	A3	97,232
100,000	e	Chubb Corp	6.000	05/11/37	A2	95,623
100,000	e	Metlife, Inc	5.000	06/15/15	A2	95,014
100,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	97,879
100,000	g	Prudential Funding LLC	6.750	09/15/23	A1	103,895
100,000		Travelers Property Casualty Corp	6.375	03/15/33	A3	99,959
50,000		WellPoint, Inc	5.875	06/15/17	Baa1	49,458
		TOTAL INSURANCE CARRIERS				734,817

METAL MINING - 0.24%
100,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	93,763
100,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	93,350
		TOTAL METAL MINING				187,113

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.13%
100,000	g	Controladora Mabe S.A. C.V.	6.500	12/15/15	NR	100,250
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				100,250

MISCELLANEOUS RETAIL - 0.12%
100,000		CVS Caremark Corp	5.750	06/01/17	Baa2	96,476
		TOTAL MISCELLANEOUS RETAIL				96,476

MOTION PICTURES - 0.38%
100,000	e	Historic TW, Inc	6.625	05/15/29	Baa2	97,156
100,000		News America, Inc	5.300	12/15/14	Baa2	96,533
100,000	e	Walt Disney Co	5.700	07/15/11	A2	100,789
		TOTAL MOTION PICTURES				294,478

NONDEPOSITORY INSTITUTIONS - 3.64%
600,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	602,033
200,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	194,359
100,000	e	CIT Group, Inc	5.400	02/13/12	A2	97,963
148,000		Ford Motor Credit Co	9.750	09/15/10	B1	154,539
100,000		Ford Motor Credit Co	9.875	08/10/11	B1	104,963
500,000	e	General Electric Capital Corp	5.500	06/04/14	Aaa	494,230
100,000	e	HSBC Finance Corp	5.250	01/14/11	Aa3	98,798
250,000		HSBC Finance Corp	5.900	06/19/12	Aa3	251,393
200,000	e	HSBC Finance Corp	5.500	01/19/16	Aa3	192,468
100,000		John Deere Capital Corp	7.000	03/15/12	A2	105,677
100,000	e	MBNA Corp	6.125	03/01/13	Aa1	101,683
100,000		Residential Capital LLC	6.125	11/21/08	Baa3	99,202

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING +	VALUE
$ 100,000		Residential Capital LLC	6.500%	06/01/12	Baa3	$97,419
125,000		Residential Capital LLC	6.500	04/17/13	Baa3	120,721
100,000	e	Toyota Motor Credit Corp	2.875	08/01/08	Aaa	97,324
		TOTAL NONDEPOSITORY INSTITUTIONS				2,812,772

OIL AND GAS EXTRACTION - 0.84%
100,000		Baker Hughes, Inc	6.875	01/15/29	A2	107,994
50,000		BJ Services Co	5.750	06/01/11	Baa1	49,861
100,000	g	Lukoil International Finance BV	6.356	06/07/17	Baa2	97,000
100,000		Nexen, Inc	5.650	05/15/17	Baa2	96,182
100,000	e	Petro-Canada	5.950	05/15/35	Baa2	92,263
100,000	e,g	Weatherford International, Inc	5.950	06/15/12	Baa1	100,898
100,000	e	XTO Energy, Inc	6.250	04/15/13	Baa2	101,780
		TOTAL OIL AND GAS EXTRACTION				645,978

OTHER MORTGAGE BACKED SECURITIES - 7.42%
25,000	i	Banc of America Commercial Mortgage, Inc Series
		2005-6 (Class AJ)	5.353	09/10/47	Aaa	23,955
158,863		Banc of America Mortgage Securities Series 2006-1
		(Class A8)	6.000	05/01/36	Aaa	158,960
90,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2005-PW10 (Class AJ)	5.615	12/11/40	Aaa	87,809
100,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2006-PW11 (Class A4)	5.625	03/11/39	NR	97,979
175,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-PW13 (Class A4)	5.540	09/11/41	NR	171,124
150,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2006-T22 (Class A4)	5.633	04/12/38	Aaa	147,639
75,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-T24 (Class A4)	5.537	10/12/41	Aaa	73,351
100,000		Citigroup/Deutsche Bank Commercial Mortgage
		Trust Series 2006-CD3 (Class A5)	5.617	10/15/48	Aaa	98,213
244,665		Countrywide Home Loan Mortgage Pass Through
		Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	NR	241,765
100,000	i	Credit Suisse Mortgage Capital Certificates Series
		2006-C1 (Class A4)	5.609	02/15/39	NR	98,076
50,000	i	Credit Suisse Mortgage Capital Certificates Series
		2006-C2 (Class A3)	5.847	03/15/39	Aaa	49,532
100,000		Credit Suisse Mortgage Capital Certificates Series
		2006-C4 (Class A3)	5.467	09/15/39	Aaa	97,026
250,000		Credit Suisse Mortgage Capital Certificates Series
		2006-C5 (Class A3)	5.311	12/15/39	Aaa	239,674
130,036		First Horizon Asset Securities, Inc Series 2003-9
		(Class 1A4)	5.500	11/25/33	NR	129,201
50,000		GS Mortgage Securities Corp II Series 2006-GG8
		(Class A4)	5.560	11/10/39	Aaa	48,908
912,854	i	HFC Home Equity Loan Asset Backed Certificates
		Series 2007-1 (Class A1F)	5.910	03/20/36	Aaa	912,075
750,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	741,614
100,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-CB18 (Class A4)	5.440	06/12/47	Aaa	96,635

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING +	VALUE
$ 250,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-LD11 (Class AJ)	6.007%	06/15/49	Aaa	$246,550
500,000	i	Merrill Lynch Mortgage Trust Series 2004-BPC1
		(Class AJ)	4.922	10/12/41	A	472,660
55,000	i	Merrill Lynch Mortgage Trust Series 2005-LC1
		(Class A4)	5.291	01/12/44	Aaa	53,053
75,000	i	Merrill Lynch Mortgage Trust Series 2006-C1
		(Class A4)	5.843	05/12/39	NR	74,465
75,000	i	Merrill Lynch/Countrywide Commercial Mortgage
		Trust Series 2006-1 (Class A4)	5.608	02/12/39	NR	73,293
200,000		Morgan Stanley Capital I Series 2005-HQ5 (Class
		A2)	4.809	01/14/42	NR	197,010
100,000	i	Morgan Stanley Capital I Series 2006-HQ8 (Class
		AJ)	5.641	03/12/44	Aaa	97,754
102,000	i	Morgan Stanley Capital I Series 2006-HQ9 (Class
		A4)	5.731	07/12/44	NR	101,037
50,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class
		AJ)	5.949	10/15/42	NR	49,404
50,000	i	Morgan Stanley Capital I Series 2006-T21 (Class
		AJ)	5.273	10/12/52	Aaa	47,866
100,000	i	Morgan Stanley Capital I Series 2006-T23 (Class
		A4)	5.983	08/12/41	NR	100,394
721,170		Wells Fargo Mortgage Backed Securities Trust
		Series 2005-1 (Class 2A1)	5.000	01/25/20	Aaa	705,676
		TOTAL OTHER MORTGAGE BACKED SECURITIES				5,732,698

PAPER AND ALLIED PRODUCTS - 0.24%
100,000	e	Bemis Co, Inc	4.875	04/01/12	Baa1	96,284
90,000		Cenveo Corp	7.875	12/01/13	B3	88,200
		TOTAL PAPER AND ALLIED PRODUCTS				184,484

PETROLEUM AND COAL PRODUCTS - 0.19%
100,000	e	ConocoPhillips	5.900	10/15/32	A1	97,461
50,000		Valero Energy Corp	6.625	06/15/37	Baa3	49,916
		TOTAL PETROLEUM AND COAL PRODUCTS				147,377

PIPELINES, EXCEPT NATURAL GAS - 0.25%
100,000		Enterprise Products Operating LP	4.000	10/15/07	Baa3	99,586
100,000		TransCanada Pipelines Ltd	5.850	03/15/36	A2	94,717
		TOTAL PIPELINES, EXCEPT NATURAL GAS				194,303

PRINTING AND PUBLISHING - 0.27%
100,000		Idearc, Inc	8.000	11/15/16	B2	101,000
122,000		Morris Publishing Group LLC	7.000	08/01/13	B1	106,750
		TOTAL PRINTING AND PUBLISHING				207,750

RAILROAD TRANSPORTATION - 0.31%
100,000		Burlington Northern Santa Fe Corp	5.650	05/01/17	Baa1	97,193
50,000		Canadian National Railway Co	6.200	06/01/36	A3	49,157
100,000	e	Norfolk Southern Corp	5.590	05/17/25	Baa1	90,774
		TOTAL RAILROAD TRANSPORTATION				237,124

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING +	VALUE
SECURITY AND COMMODITY BROKERS - 1.77%
$ 100,000		Burlington Resources Finance Co	7.200%	08/15/31	A2	$112,457
100,000	e	Credit Suisse USA, Inc	5.500	08/16/11	Aa1	99,779
100,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	97,594
100,000	e	Goldman Sachs Group, Inc	5.000	01/15/11	Aa3	98,068
100,000	e	Goldman Sachs Group, Inc	5.500	11/15/14	Aa3	97,626
100,000	e	Goldman Sachs Group, Inc	5.625	01/15/17	A1	95,760
100,000	e	Goldman Sachs Group, Inc	5.950	01/15/27	A1	94,513
100,000	i	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	A3	97,956
100,000	e	Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	98,200
50,000	i	Lehman Brothers Holdings, Inc	6.000	05/03/32	A2	46,821
100,000		Merrill Lynch & Co, Inc	6.110	01/29/37	A1	93,936
100,000		Morgan Stanley	5.750	10/18/16	Aa3	97,116
250,000		Morgan Stanley	5.450	01/09/17	Aa3	236,997
		TOTAL SECURITY AND COMMODITY BROKERS				1,366,823

TRANSPORTATION BY AIR - 0.06%
50,000		FedEx Corp	5.500	08/15/09	Baa2	49,924
		TOTAL TRANSPORTATION BY AIR				49,924

TRANSPORTATION EQUIPMENT - 0.70%
100,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	102,868
100,000		Boeing Co	6.125	02/15/33	A2	102,714
100,000		General Dynamics Corp	3.000	05/15/08	A2	97,990
200,000		Honeywell International, Inc	5.700	03/15/37	A2	184,266
50,000	e	United Technologies Corp	6.050	06/01/36	A2	49,610
		TOTAL TRANSPORTATION EQUIPMENT				537,448

WHOLESALE TRADE-DURABLE GOODS - 0.13%
100,000	e	Vale Overseas Ltd	6.875	11/21/36	Baa3	100,338
		TOTAL WHOLESALE TRADE-DURABLE GOODS				100,338

WHOLESALE TRADE-NONDURABLE GOODS - 0.25%
100,000		Procter & Gamble Co	4.950	08/15/14	Aa3	96,329
100,000		Procter & Gamble Co	5.550	03/05/37	Aa3	94,279
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				190,608

		TOTAL CORPORATE BONDS				37,604,954
		(Cost $38,539,756)

GOVERNMENT BONDS - 50.26%

AGENCY SECURITIES - 6.63%
550,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	539,691
550,000		FFCB	4.125	04/15/09	Aaa	540,327
100,000		FFCB	5.375	07/18/11	Aaa	100,416
200,000		Federal Home Loan Mortgage Corp (FHLMC)	5.750	06/27/16	Aa2	201,804
1,500,000		FHLMC	5.125	10/18/16	Aaa	1,463,557
1,750,000		Federal National Mortgage Association (FNMA)	5.000	09/15/08	Aaa	1,745,740
175,000		Private Export Funding Corp	5.000	12/15/16	Aaa	169,188
390,625		Totem Ocean Trailer Express, Inc	4.514	12/18/19	NA	365,492
		TOTAL AGENCY SECURITIES				5,126,215

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING +	VALUE
FOREIGN GOVERNMENT BONDS - 4.20%
$ 250,000	e	Canada Mortgage & Housing Corp	4.800%	10/01/10	Aaa	$247,015
100,000	e	China Development Bank	5.000	10/15/15	A2	95,542
100,000		Development Bank of Japan	4.250	06/09/15	Aaa	92,231
100,000		Eksportfinans A/S	5.000	02/14/12	Aaa	99,001
100,000		European Investment Bank	4.875	02/15/36	Aaa	89,676
250,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	242,144
100,000		International Lease Finance Corp	5.650	06/01/14	A1	98,852
100,000	e	Israel Government International Bond	5.500	11/09/16	A2	97,493
100,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	99,672
100,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	Aaa	97,809
100,000	e	Mexico Government International Bond	6.750	09/27/34	Baa1	106,792
1,000,000	e	Province of Manitoba Canada	4.450	04/12/10	Aa1	979,652
100,000		Province of Ontario	4.750	01/19/16	Aa1	95,721
100,000	e	Province of Quebec Canada	5.125	11/14/16	Aa2	97,272
500,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	562,410
150,000		Svensk Exportkredit AB	5.125	03/01/17	Aa1	145,153
		TOTAL FOREIGN GOVERNMENT BONDS				3,246,435

MORTGAGE BACKED SECURITIES - 30.26%
500,000		Federal Home Loan Mortgage Corp (FHLMC)	5.500	08/20/12		503,923
146,923	i	FHLMC	5.091	02/01/36		145,468
248,554	i	FHLMC	6.146	09/01/36		250,586
132,077	i	FHLMC	5.009	09/01/36		131,305
327,259	i	FHLMC	5.650	03/01/37		328,917
390,556	i	FHLMC	5.803	03/01/37		391,245
299,663	i	FHLMC	5.893	04/01/37		302,951
438,741		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19		425,104
325,852		FGLMC	4.500	07/01/20		309,411
402,311		FGLMC	5.000	07/01/33		379,083
329,314		FGLMC	5.000	11/01/33		310,301
594,889		FGLMC	6.000	11/01/33		592,368
89,526		FGLMC	6.500	05/01/36		90,490
89,822		FGLMC	6.500	12/01/36		90,418
695,363		FGLMC	5.500	04/01/37		670,671
793,809		FGLMC	5.500	05/01/37		765,621
425,055		Federal National Mortgage Association (FNMA)	6.366	12/01/08		424,136
36,058		FNMA	5.000	06/01/13		35,433
1,750,576		FNMA	4.558	01/01/15		1,656,993
500,000		FNMA	5.375	06/12/17		495,967
152,160		FNMA	5.500	04/01/18		150,439
104,391		FNMA	5.500	05/01/18		103,210
150,000		FNMA	4.000	02/25/19		133,194
177,385		FNMA	4.500	03/01/19		168,769
399,985		FNMA	5.500	07/01/20		394,983
287,649		FNMA	4.500	12/01/20		273,075
264,351		FNMA	5.500	02/01/24		258,462
617,126		FNMA	5.500	07/01/24		602,973
22,396		FNMA	5.500	09/01/24		21,883
953,837		FNMA	5.500	07/01/33		924,166
253,244		FNMA	5.500	07/01/33		245,367
585,551		FNMA	5.500	07/01/33		567,336
365,353		FNMA	4.500	08/01/33		333,294
458,489		FNMA	4.500	09/01/33		418,187

TIAA-CREF LIFE FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 730,171		FNMA	6.000%	10/01/33	$725,891
1,644,492		FNMA	5.500	11/01/33	1,593,336
323,630		FNMA	5.000	11/01/33	304,849
713,941		FNMA	5.000	03/01/34	672,508
1,279,953		FNMA	5.000	03/01/34	1,205,671
191,838		FNMA	5.500	04/01/34	185,735
291,974		FNMA	5.000	08/01/34	274,728
81,647		FNMA	6.500	02/01/35	82,828
1,348,911		FNMA	5.000	02/25/35	1,310,156
330,198		FNMA	5.500	04/01/35	319,693
70,099		FNMA	7.500	06/01/35	72,522
150,748		FNMA	5.500	07/01/35	145,764
64,558		FNMA	7.500	07/01/35	66,790
483,916		FNMA	5.500	09/01/35	468,863
98,420		FNMA	7.000	01/01/36	100,516
362,188		FNMA	6.000	06/01/36	358,515
459,215	i	FNMA	5.949	07/01/36	461,594
284,647		FNMA	6.000	10/01/36	281,761
148,773		FNMA	6.500	12/01/36	149,620
84,799		FNMA	7.000	02/01/37	87,071
665,614		FNMA	6.500	03/01/37	671,932
149,627		FNMA	7.000	04/01/37	153,636
429,148		Government National Mortgage Association (GNMA)	5.500	07/20/33	416,684
65,269		GNMA	5.000	03/15/34	61,859
342,014		GNMA	5.000	06/15/34	324,142
		TOTAL MORTGAGE BACKED SECURITIES			23,392,393

U.S. TREASURY SECURITIES - 9.17%
550,000		United States Treasury Bond	5.250	02/15/29	554,356
37,000		United States Treasury Bond	4.500	02/15/36	33,534
1,349,000		United States Treasury Bond	4.750	02/15/37	1,272,701
500,000		United States Treasury Note	2.625	05/15/08	489,770
400,000		United States Treasury Note	4.625	02/29/12	394,984
650,000		United States Treasury Note	4.500	03/31/12	638,040
350,000		United States Treasury Note	4.500	04/30/12	343,556
279,000		United States Treasury Note	4.750	05/31/12	276,835
250,000		United States Treasury Note	4.875	06/30/12	249,316
600,000		United States Treasury Note	3.625	05/15/13	560,976
2,000,000		United States Treasury Note	4.500	05/15/17	1,918,120
1,000,000	j	United States Treasury Strip Principal	0.000	08/15/27	353,090
		TOTAL U.S. TREASURY SECURITIES			7,085,278

		TOTAL GOVERNMENT BONDS			38,850,321
		(Cost $39,905,401)

		TOTAL BONDS			76,455,275
		(Cost $78,445,157)

TIAA-CREF LIFE FUNDS - Bond Fund
				MATURITY
SHARES		COMPANY	RATE	DATE	VALUE
PREFERRED STOCKS - 0.13%
DEPOSITORY INSTITUTIONS - 0.13%
4,000	e	Bank of America Corp			$103,040
		TOTAL DEPOSITORY INSTITUTIONS			103,040

		TOTAL PREFERRED STOCKS			103,040
		(Cost $100,000)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 9.18%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.37%
$ 1,060,000		Federal Home Loan Bank (FHLB)	0.000%	07/02/07	1,060,000

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.81%
6,037,410		State Street Navigator Securities Lending Prime Portfolio			6,037,410
		TOTAL SHORT-TERM INVESTMENTS			7,097,410
		(Cost $7,097,269)

		TOTAL PORTFOLIO - 108.22%			83,655,725
		(Cost $85,642,426)
		OTHER ASSETS & LIABILITIES, NET - (8.22%)			(6,356,921)

		NET ASSETS - 100.00%			$77,298,804

		ABBREVIATION:
		NR - Not Rated

+	As provided by Moody's Investors Service (unaudited).
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At June 30, 2007, the value of these securities amounted to $5,063,263 or 6.55% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate at June 30, 2007.
j	Zero coupon
p	"TRAINS" are a service mark of Lehman Brothers, Inc.
v	Security valued at fair value.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS
MONEY MARKET FUND
STATEMENT OF INVESTMENTS (unaudited)
June 30, 2007

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE

SHORT-TERM INVESTMENTS - 99.19%

CERTIFICATES OF DEPOSIT - 4.21%
$ 500,000	Abbey National plc	5.300%	09/04/07	$500,009
700,000	American Express Bank FSB	5.280	07/18/07	700,003
710,000	American Express Centurion Bank	5.280	07/12/07	710,002
500,000	Barclays Bank plc	5.310	08/30/07	500,008
370,000	Calyon	5.295	08/24/07	370,005
410,000	Royal Bank of Canada	5.310	10/25/07	410,013
	TOTAL CERTIFICATES OF DEPOSIT			3,190,040

COMMERCIAL PAPER - 85.97%
1,200,000	Abbey National North America LLC	0.000	10/04/07	1,183,438
800,000	Alcon Capital Corp	0.000	08/24/07	793,748
350,000	American Honda Finance Corp	0.000	09/05/07	346,644
405,000	American Honda Finance Corp	0.000	07/31/07	403,240
500,000	American Honda Finance Corp	0.000	08/29/07	495,714
515,000	American Honda Finance Corp	0.000	07/12/07	514,180
800,000	Barclays U.S. Funding Corp	0.000	11/05/07	785,324
500,000	Beta Finance, Inc	0.000	07/17/07	498,836
600,000	Beta Finance, Inc	0.000	08/20/07	595,638
700,000	Beta Finance, Inc	0.000	09/24/07	691,306
500,000	BMW US Capital Corp	0.000	08/17/07	496,593
1,247,000	BMW US Capital Corp	0.000	08/23/07	1,237,435
1,015,000	Canadian Imperial Holding, Inc	0.000	08/22/07	1,007,347
800,000	CC (USA), Inc	0.000	07/11/07	798,838
1,000,000	CC (USA), Inc	0.000	09/04/07	990,530
800,000	Ciesco LLC	0.000	08/08/07	795,584
1,000,000	Ciesco LLC	0.000	07/03/07	999,708
800,000	Citigroup Funding, Inc	0.000	07/19/07	797,902
1,000,000	Citigroup Funding, Inc	0.000	09/10/07	989,705
340,000	Coca-Cola Co	0.000	08/21/07	337,491
350,000	Coca-Cola Co	0.000	08/23/07	347,310
1,080,000	Coca-Cola Co	0.000	09/11/07	1,068,746
300,000	Danske Corp	0.000	09/13/07	296,787
500,000	Danske Corp	0.000	10/12/07	492,597
1,000,000	Danske Corp	0.000	08/01/07	995,557
500,000	Dorada Finance, Inc	0.000	08/28/07	495,783
695,000	Dorada Finance, Inc	0.000	09/12/07	687,636
500,000	Dresdner US Finance, Inc	0.000	08/29/07	495,735
715,000	Edison Asset Securitization LLC	0.000	07/06/07	714,481
1,554,000	Fairway Finance Corp	0.000	07/20/07	1,549,706
740,000	General Electric Capital Corp	0.000	07/09/07	739,142
875,000	General Electric Capital Corp	0.000	08/06/07	870,433
385,000	Goldman Sachs Group LP	0.000	07/30/07	383,378
380,000	Govco LLC	0.000	07/11/07	379,446
400,000	Govco LLC	0.000	07/23/07	398,722

TIAA-CREF LIFE FUNDS - Money Market Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$ 1,000,000	Govco LLC	0.000%	08/21/07	$992,591
540,000	Grampian Funding LLC	0.000	09/12/07	534,295
1,000,000	Grampian Funding LLC	0.000	09/25/07	987,446
550,000	Greenwich Capital Holdings, Inc	0.000	07/26/07	548,014
1,550,000	Greyhawk Funding LLC	0.000	08/13/07	1,540,327
650,000	Harley-Davidson Funding Corp	0.000	08/03/07	646,896
500,000	Harrier Finance Funding LLC	0.000	07/17/07	498,843
1,570,000	HBOS Treasury Services plc	0.000	08/09/07	1,561,122
1,170,000	HSBC Finance Corp	0.000	08/17/07	1,162,026
600,000	HSBC Finance Corp	0.000	09/14/07	593,450
1,000,000	ING US Funding LLC	0.000	09/13/07	989,249
500,000	Johnson & Johnson, Inc	0.000	07/24/07	498,329
1,060,000	Johnson & Johnson, Inc	0.000	09/07/07	1,049,608
600,000	JPMorgan Chase & Co	0.000	08/20/07	595,642
1,100,000	JPMorgan Chase & Co	0.000	09/19/07	1,087,203
350,000	Kitty Hawk Funding Corp	0.000	07/27/07	348,678
500,000	Links Finance LLC	0.000	08/28/07	495,842
1,205,000	Links Finance LLC	0.000	09/18/07	1,191,091
1,115,000	McGraw-Hill, Inc	0.000	07/13/07	1,113,056
595,000	Nestle Capital Corp	0.000	09/21/07	587,993
364,000	Old Line Funding LLC	0.000	09/06/07	360,430
770,000	Paccar Financial Corp	0.000	09/26/07	760,268
755,000	Park Avenue Receivables Corp	0.000	07/17/07	753,225
315,000	Park Avenue Receivables Corp	0.000	07/19/07	314,168
700,000	Park Avenue Receivables Corp	0.000	08/24/07	694,519
500,000	PNC Bank	0.000	09/27/07	493,724
400,000	Private Export Funding Corp	0.000	09/06/07	396,121
500,000	Private Export Funding Corp	0.000	09/25/07	493,747
540,000	Procter & Gamble International	0.000	07/24/07	538,199
1,000,000	Procter & Gamble International	0.000	09/20/07	988,233
450,000	Rabobank USA Financial Corp	0.000	07/02/07	449,934
1,300,000	Rabobank USA Financial Corp	0.000	09/28/07	1,283,368
1,000,000	Ranger Funding Co LLC	0.000	07/26/07	996,365
500,000	Scaldis Capital LLC	0.000	07/16/07	498,896
960,000	Scaldis Capital LLC	0.000	08/14/07	953,828
1,000,000	Sedna Finance, Inc	0.000	07/05/07	999,425
500,000	Sedna Finance, Inc	0.000	07/25/07	498,291
600,000	Sigma Finance, Inc	0.000	09/19/07	593,063
500,000	Sigma Finance, Inc	0.000	11/29/07	489,094
365,000	Societe Generale North America, Inc	0.000	08/08/07	362,987
900,000	Societe Generale North America, Inc	0.000	10/01/07	887,971
500,000	Societe Generale North America, Inc	0.000	10/09/07	492,708
500,000	Svensk Exportkredit AB	0.000	08/14/07	496,831
1,630,000	Toronto-Dominion Holdings USA, Inc	0.000	08/07/07	1,621,255
345,000	Toyota Motor Credit Corp	0.000	07/05/07	344,801
1,000,000	Toyota Motor Credit Corp	0.000	07/18/07	997,535
450,000	Toyota Motor Credit Corp	0.000	09/21/07	444,670
700,000	UBS Finance, (Delaware), Inc	0.000	07/16/07	698,466
450,000	UBS Finance, (Delaware), Inc	0.000	08/02/07	447,912
650,000	UBS Finance, (Delaware), Inc	0.000	08/06/07	646,627
695,000	Variable Funding Capital Corp	0.000	07/02/07	694,898
985,000	Wal-Mart Stores, Inc	0.000	07/31/07	980,748
742,000	Yorktown Capital LLC	0.000	07/10/07	741,022

TIAA-CREF LIFE FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 1,000,000		Yorktown Capital LLC	0.000%	09/05/07	$990,338
		TOTAL COMMERCIAL PAPER			65,100,028

U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES - 4.78%
162,000		Federal Farm Credit Bank (FFCB)	0.000	08/03/07	161,243
125,000		Federal Home Loan Bank (FHLB)	0.000	08/10/07	124,285
340,000		FHLB	0.000	11/23/07	333,061
113,000		Federal Home Loan Mortgage Corp (FHLMC)	0.000	08/23/07	112,148
1,305,000		FHLMC	0.000	09/24/07	1,289,147
975,000		FHLMC	0.000	11/26/07	954,457
649,000		Federal National Mortgage Association (FNMA)	0.000	07/27/07	646,581
		TOTAL U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES			3,620,922

VARIABLE NOTES - 4.23%
1,200,000	i	PNC Bank NA	5.265	01/02/08	1,199,848
1,000,000	i	Suntrust Bank	5.310	01/28/08	1,000,164
1,000,000	i	US Bank NA	5.290	11/30/07	1,000,019
		TOTAL VARIABLE NOTES			3,200,031

		TOTAL SHORT-TERM INVESTMENTS			75,111,021
		(Cost $75,111,021)

		TOTAL PORTFOLIO - 99.19%			75,111,021
		(Cost $75,111,021)
		OTHER ASSETS & LIABILITIES, NET - 0.81%			614,732

		NET ASSETS - 100.00%			$75,725,753

	i	Floating rate or variable rate securities reflects the rate in effect as of June 30, 2007.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

          (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

          (b) There were no changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant's first fiscal half-year that materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Dated: August 24, 2007	By: /s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 24, 2007	By: /s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President
(principal executive officer)

Dated: August 24, 2007	By: /s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification